UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05426
AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Balanced-Risk Allocation Fund
Class A: ABRZX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class A)	$71	1.32%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$961,528,132
Total number of portfolio holdings	154
Portfolio turnover rate	62%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	37.24%	70.28%
Fixed Income	23.84%	108.48%
Commodities	38.92%	36.13%
Total	100.00%	214.89%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-SAR-A
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Allocation Fund
Class C: ABRCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class C)	$111	2.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$961,528,132
Total number of portfolio holdings	154
Portfolio turnover rate	62%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	37.24%	70.28%
Fixed Income	23.84%	108.48%
Commodities	38.92%	36.13%
Total	100.00%	214.89%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-SAR-C
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Allocation Fund
Class R: ABRRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class R)	$85	1.57%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$961,528,132
Total number of portfolio holdings	154
Portfolio turnover rate	62%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	37.24%	70.28%
Fixed Income	23.84%	108.48%
Commodities	38.92%	36.13%
Total	100.00%	214.89%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-SAR-R
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Allocation Fund
Class R5: ABRIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class R5)	$55	1.03%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$961,528,132
Total number of portfolio holdings	154
Portfolio turnover rate	62%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	37.24%	70.28%
Fixed Income	23.84%	108.48%
Commodities	38.92%	36.13%
Total	100.00%	214.89%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-SAR-R5
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Allocation Fund
Class R6: ALLFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class R6)	$52	0.96%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$961,528,132
Total number of portfolio holdings	154
Portfolio turnover rate	62%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	37.24%	70.28%
Fixed Income	23.84%	108.48%
Commodities	38.92%	36.13%
Total	100.00%	214.89%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-SAR-R6
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Allocation Fund
Class Y: ABRYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class Y)	$58	1.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$961,528,132
Total number of portfolio holdings	154
Portfolio turnover rate	62%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	37.24%	70.28%
Fixed Income	23.84%	108.48%
Commodities	38.92%	36.13%
Total	100.00%	214.89%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-SAR-Y
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class A: BRCAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class A)	$78	1.31%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,271,058,174
Total number of portfolio holdings	39
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	21.94%	32.55%
Energy	47.30%	32.95%
Industrial Metals	16.43%	20.37%
Precious Metals	14.33%	24.23%
Total	100.00%	100.10%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-SAR-A
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class C: BRCCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class C)	$122	2.06%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,271,058,174
Total number of portfolio holdings	39
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	21.94%	32.55%
Energy	47.30%	32.95%
Industrial Metals	16.43%	20.37%
Precious Metals	14.33%	24.23%
Total	100.00%	100.10%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-SAR-C
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class R: BRCRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class R)	$92	1.56%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,271,058,174
Total number of portfolio holdings	39
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	21.94%	32.55%
Energy	47.30%	32.95%
Industrial Metals	16.43%	20.37%
Precious Metals	14.33%	24.23%
Total	100.00%	100.10%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-SAR-R
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class R5: BRCNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class R5)	$61	1.03%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,271,058,174
Total number of portfolio holdings	39
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	21.94%	32.55%
Energy	47.30%	32.95%
Industrial Metals	16.43%	20.37%
Precious Metals	14.33%	24.23%
Total	100.00%	100.10%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-SAR-R5
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class R6: IBRFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class R6)	$59	1.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,271,058,174
Total number of portfolio holdings	39
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	21.94%	32.55%
Energy	47.30%	32.95%
Industrial Metals	16.43%	20.37%
Precious Metals	14.33%	24.23%
Total	100.00%	100.10%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-SAR-R6
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class Y: BRCYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class Y)	$63	1.06%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,271,058,174
Total number of portfolio holdings	39
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	21.94%	32.55%
Energy	47.30%	32.95%
Industrial Metals	16.43%	20.37%
Precious Metals	14.33%	24.23%
Total	100.00%	100.10%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-SAR-Y
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Core Bond Fund
Class A: OPIGX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class A)	$35	0.70%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,837,460,446
Total number of portfolio holdings	1,980
Portfolio turnover rate	305%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-SAR-A
Invesco Core Bond Fund

Invesco Core Bond Fund
Class C: OPBCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class C)	$72	1.45%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,837,460,446
Total number of portfolio holdings	1,980
Portfolio turnover rate	305%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-SAR-C
Invesco Core Bond Fund

Invesco Core Bond Fund
Class R: OPBNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class R)	$47	0.95%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,837,460,446
Total number of portfolio holdings	1,980
Portfolio turnover rate	305%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-SAR-R
Invesco Core Bond Fund

Invesco Core Bond Fund
Class R5: TRTMX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class R5)	$18	0.37%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,837,460,446
Total number of portfolio holdings	1,980
Portfolio turnover rate	305%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-SAR-R5
Invesco Core Bond Fund

Invesco Core Bond Fund
Class R6: OPBIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class R6)	$18	0.36%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,837,460,446
Total number of portfolio holdings	1,980
Portfolio turnover rate	305%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-SAR-R6
Invesco Core Bond Fund

Invesco Core Bond Fund
Class Y: OPBYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class Y)	$22	0.45%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,837,460,446
Total number of portfolio holdings	1,980
Portfolio turnover rate	305%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2056	3.97%
U.S. Treasury Notes, 3.88%, 03/31/2028	3.39%
U.S. Treasury Bonds, 4.63%, 11/15/2055	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 05/01/2056	2.96%
U.S. Treasury Notes, 4.13%, 02/15/2036	2.53%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2056	2.53%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2056	2.21%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2056	1.61%
Government National Mortgage Association, TBA, 2.50%, 05/01/2056	1.54%
U.S. Treasury Notes, 3.88%, 04/15/2029	1.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-SAR-Y
Invesco Core Bond Fund

Invesco Developing Markets Fund
Class A: ODMAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class A)	$72	1.36%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$8,754,587,537
Total number of portfolio holdings	77
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-SAR-A
Invesco Developing Markets Fund

Invesco Developing Markets Fund
Class C: ODVCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class C)	$111	2.11%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$8,754,587,537
Total number of portfolio holdings	77
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-SAR-C
Invesco Developing Markets Fund

Invesco Developing Markets Fund
Class R: ODVNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class R)	$85	1.61%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$8,754,587,537
Total number of portfolio holdings	77
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-SAR-R
Invesco Developing Markets Fund

Invesco Developing Markets Fund
Class R5: DVMFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class R5)	$53	1.00%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$8,754,587,537
Total number of portfolio holdings	77
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-SAR-R5
Invesco Developing Markets Fund

Invesco Developing Markets Fund
Class R6: ODVIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class R6)	$49	0.93%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$8,754,587,537
Total number of portfolio holdings	77
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-SAR-R6
Invesco Developing Markets Fund

Invesco Developing Markets Fund
Class Y: ODVYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class Y)	$59	1.11%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$8,754,587,537
Total number of portfolio holdings	77
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.73%
Samsung Electronics Co. Ltd.	8.57%
Tencent Holdings Ltd.	4.97%
Petroleo Brasileiro S.A., ADR	3.74%
HDFC Bank Ltd.	3.27%
AIA Group Ltd.	2.61%
Vale S.A., ADR	2.32%
MediaTek, Inc.	2.25%
Kasikornbank PCL, Foreign Shares	2.17%
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-SAR-Y
Invesco Developing Markets Fund

Invesco Discovery Mid Cap Growth Fund
Class A: OEGAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class A)	$55	1.04%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$6,714,324,009
Total number of portfolio holdings	78
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-SAR-A
Invesco Discovery Mid Cap Growth Fund

Invesco Discovery Mid Cap Growth Fund
Class C: OEGCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class C)	$94	1.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$6,714,324,009
Total number of portfolio holdings	78
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-SAR-C
Invesco Discovery Mid Cap Growth Fund

Invesco Discovery Mid Cap Growth Fund
Class R: OEGNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class R)	$68	1.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$6,714,324,009
Total number of portfolio holdings	78
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-SAR-R
Invesco Discovery Mid Cap Growth Fund

Invesco Discovery Mid Cap Growth Fund
Class R5: DMCFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class R5)	$39	0.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$6,714,324,009
Total number of portfolio holdings	78
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-SAR-R5
Invesco Discovery Mid Cap Growth Fund

Invesco Discovery Mid Cap Growth Fund
Class R6: OEGIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class R6)	$35	0.67%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$6,714,324,009
Total number of portfolio holdings	78
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-SAR-R6
Invesco Discovery Mid Cap Growth Fund

Invesco Discovery Mid Cap Growth Fund
Class Y: OEGYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class Y)	$42	0.79%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$6,714,324,009
Total number of portfolio holdings	78
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.60%
Quanta Services, Inc.	3.58%
Monolithic Power Systems, Inc.	3.49%
Hilton Worldwide Holdings, Inc.	3.05%
Flex Ltd.	2.74%
MasTec, Inc.	2.54%
Vertiv Holdings Co., Class A	2.37%
Lattice Semiconductor Corp.	2.36%
Lumentum Holdings, Inc.	2.07%
MACOM Technology Solutions Holdings, Inc.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-SAR-Y
Invesco Discovery Mid Cap Growth Fund

Invesco Emerging Markets ex-China Fund
Class A: GTDDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets ex-China Fund (Class A)	$77	1.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,204,858,072
Total number of portfolio holdings	59
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	17.34%
Samsung Electronics Co. Ltd.	9.18%
MediaTek, Inc.	3.06%
HDFC Bank Ltd., ADR	2.88%
Petroleo Brasileiro S.A., ADR	2.88%
Kasikornbank PCL, Foreign Shares	2.87%
Yageo Corp.	2.77%
Samsung Electro-Mechanics Co. Ltd.	2.65%
Vale S.A.	2.53%
Naspers Ltd.	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DVM-SAR-A
Invesco Emerging Markets ex-China Fund

Invesco Emerging Markets ex-China Fund
Class C: GTDCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets ex-China Fund (Class C)	$119	2.14%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,204,858,072
Total number of portfolio holdings	59
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	17.34%
Samsung Electronics Co. Ltd.	9.18%
MediaTek, Inc.	3.06%
HDFC Bank Ltd., ADR	2.88%
Petroleo Brasileiro S.A., ADR	2.88%
Kasikornbank PCL, Foreign Shares	2.87%
Yageo Corp.	2.77%
Samsung Electro-Mechanics Co. Ltd.	2.65%
Vale S.A.	2.53%
Naspers Ltd.	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DVM-SAR-C
Invesco Emerging Markets ex-China Fund

Invesco Emerging Markets ex-China Fund
Class R5: GTDIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets ex-China Fund (Class R5)	$60	1.08%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,204,858,072
Total number of portfolio holdings	59
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	17.34%
Samsung Electronics Co. Ltd.	9.18%
MediaTek, Inc.	3.06%
HDFC Bank Ltd., ADR	2.88%
Petroleo Brasileiro S.A., ADR	2.88%
Kasikornbank PCL, Foreign Shares	2.87%
Yageo Corp.	2.77%
Samsung Electro-Mechanics Co. Ltd.	2.65%
Vale S.A.	2.53%
Naspers Ltd.	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DVM-SAR-R5
Invesco Emerging Markets ex-China Fund

Invesco Emerging Markets ex-China Fund
Class R6: GTDFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets ex-China Fund (Class R6)	$57	1.02%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,204,858,072
Total number of portfolio holdings	59
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	17.34%
Samsung Electronics Co. Ltd.	9.18%
MediaTek, Inc.	3.06%
HDFC Bank Ltd., ADR	2.88%
Petroleo Brasileiro S.A., ADR	2.88%
Kasikornbank PCL, Foreign Shares	2.87%
Yageo Corp.	2.77%
Samsung Electro-Mechanics Co. Ltd.	2.65%
Vale S.A.	2.53%
Naspers Ltd.	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DVM-SAR-R6
Invesco Emerging Markets ex-China Fund

Invesco Emerging Markets ex-China Fund
Class Y: GTDYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets ex-China Fund (Class Y)	$64	1.14%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,204,858,072
Total number of portfolio holdings	59
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	17.34%
Samsung Electronics Co. Ltd.	9.18%
MediaTek, Inc.	3.06%
HDFC Bank Ltd., ADR	2.88%
Petroleo Brasileiro S.A., ADR	2.88%
Kasikornbank PCL, Foreign Shares	2.87%
Yageo Corp.	2.77%
Samsung Electro-Mechanics Co. Ltd.	2.65%
Vale S.A.	2.53%
Naspers Ltd.	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DVM-SAR-Y
Invesco Emerging Markets ex-China Fund

Invesco Emerging Markets Local Debt Fund
Class A: OEMAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class A)	$60	1.19%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$105,241,304
Total number of portfolio holdings	539
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-SAR-A
Invesco Emerging Markets Local Debt Fund

Invesco Emerging Markets Local Debt Fund
Class C: OEMCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class C)	$97	1.94%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$105,241,304
Total number of portfolio holdings	539
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-SAR-C
Invesco Emerging Markets Local Debt Fund

Invesco Emerging Markets Local Debt Fund
Class R: OEMNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class R)	$72	1.44%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$105,241,304
Total number of portfolio holdings	539
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-SAR-R
Invesco Emerging Markets Local Debt Fund

Invesco Emerging Markets Local Debt Fund
Class R5: EMLDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class R5)	$44	0.87%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$105,241,304
Total number of portfolio holdings	539
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-SAR-R5
Invesco Emerging Markets Local Debt Fund

Invesco Emerging Markets Local Debt Fund
Class R6: OEMIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class R6)	$43	0.86%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$105,241,304
Total number of portfolio holdings	539
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-SAR-R6
Invesco Emerging Markets Local Debt Fund

Invesco Emerging Markets Local Debt Fund
Class Y: OEMYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class Y)	$47	0.94%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$105,241,304
Total number of portfolio holdings	539
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.89%
Mexican Bonos, Series M, 8.00%, 04/15/2032	4.84%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.66%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	3.50%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	2.70%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	2.58%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.21%
Romania Government Bond, 8.00%, 04/29/2030	2.17%
Thailand Government Bond, 3.45%, 06/17/2043	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-SAR-Y
Invesco Emerging Markets Local Debt Fund

Invesco Global Allocation Fund
Class A: QVGIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class A)	$51	0.99%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,039,411,850
Total number of portfolio holdings	89
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-SAR-A
Invesco Global Allocation Fund

Invesco Global Allocation Fund
Class C: QGRCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class C)	$89	1.74%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,039,411,850
Total number of portfolio holdings	89
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-SAR-C
Invesco Global Allocation Fund

Invesco Global Allocation Fund
Class R: QGRNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class R)	$64	1.24%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,039,411,850
Total number of portfolio holdings	89
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-SAR-R
Invesco Global Allocation Fund

Invesco Global Allocation Fund
Class R5: GLALX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class R5)	$32	0.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,039,411,850
Total number of portfolio holdings	89
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-SAR-R5
Invesco Global Allocation Fund

Invesco Global Allocation Fund
Class R6: QGRIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class R6)	$32	0.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,039,411,850
Total number of portfolio holdings	89
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-SAR-R6
Invesco Global Allocation Fund

Invesco Global Allocation Fund
Class Y: QGRYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class Y)	$38	0.74%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,039,411,850
Total number of portfolio holdings	89
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	20.59%
Invesco International Developed Dynamic Multifactor ETF	18.05%
U.S. Treasury Inflation - Indexed Notes, 1.88%, 01/15/2036	9.81%
Invesco Total Return Bond ETF	7.60%
iShares Core MSCI Emerging Markets ETF	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.81%
Invesco Variable Rate Investment Grade ETF	6.67%
Invesco S&P 500 Revenue ETF	5.39%
Invesco MSCI USA ETF	5.29%
U.S. Treasury Bonds, 4.50%, 05/15/2038	4.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-SAR-Y
Invesco Global Allocation Fund

Invesco Global Strategic Income Fund
Class A: OPSIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class A)	$51	1.02%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,685,251,948
Total number of portfolio holdings	1,112
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-SAR-A
Invesco Global Strategic Income Fund

Invesco Global Strategic Income Fund
Class C: OSICX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class C)	$88	1.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,685,251,948
Total number of portfolio holdings	1,112
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-SAR-C
Invesco Global Strategic Income Fund

Invesco Global Strategic Income Fund
Class R: OSINX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class R)	$63	1.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,685,251,948
Total number of portfolio holdings	1,112
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-SAR-R
Invesco Global Strategic Income Fund

Invesco Global Strategic Income Fund
Class R5: GLSSX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class R5)	$34	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,685,251,948
Total number of portfolio holdings	1,112
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-SAR-R5
Invesco Global Strategic Income Fund

Invesco Global Strategic Income Fund
Class R6: OSIIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class R6)	$34	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,685,251,948
Total number of portfolio holdings	1,112
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-SAR-R6
Invesco Global Strategic Income Fund

Invesco Global Strategic Income Fund
Class Y: OSIYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class Y)	$39	0.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,685,251,948
Total number of portfolio holdings	1,112
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.67%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.21%
U.S. Treasury Bonds, 5.50%, 08/15/2028	2.80%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.58%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.25%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.22%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.12%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.10%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.09%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.09%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-SAR-Y
Invesco Global Strategic Income Fund

Invesco Health Care Fund
Class A: GGHCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class A)	$51	1.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,130,302,568
Total number of portfolio holdings	82
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GHC-SAR-A
Invesco Health Care Fund

Invesco Health Care Fund
Class C: GTHCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class C)	$88	1.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,130,302,568
Total number of portfolio holdings	82
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GHC-SAR-C
Invesco Health Care Fund

Invesco Health Care Fund
Class R: GTHRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class R)	$63	1.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,130,302,568
Total number of portfolio holdings	82
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GHC-SAR-R
Invesco Health Care Fund

Invesco Health Care Fund
Class R6: GGHSX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class R6)	$34	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,130,302,568
Total number of portfolio holdings	82
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GHC-SAR-R6
Invesco Health Care Fund

Invesco Health Care Fund
Class Y: GGHYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class Y)	$39	0.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,130,302,568
Total number of portfolio holdings	82
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GHC-SAR-Y
Invesco Health Care Fund

Invesco Health Care Fund
Investor Class: GTHIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Investor Class)	$51	1.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,130,302,568
Total number of portfolio holdings	82
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.66%
Johnson & Johnson	5.85%
AstraZeneca PLC	4.18%
Gilead Sciences, Inc.	3.90%
UnitedHealth Group, Inc.	3.79%
argenx SE, ADR	3.66%
AbbVie, Inc.	3.62%
McKesson Corp.	3.43%
Cencora, Inc.	3.12%
Welltower, Inc.	2.32%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GHC-SAR-INV
Invesco Health Care Fund

Invesco International Bond Fund
Class A: OIBAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class A)	$51	1.03%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,586,574,610
Total number of portfolio holdings	561
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-SAR-A
Invesco International Bond Fund

Invesco International Bond Fund
Class C: OIBCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class C)	$88	1.78%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,586,574,610
Total number of portfolio holdings	561
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-SAR-C
Invesco International Bond Fund

Invesco International Bond Fund
Class R: OIBNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class R)	$64	1.29%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,586,574,610
Total number of portfolio holdings	561
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-SAR-R
Invesco International Bond Fund

Invesco International Bond Fund
Class R5: INBQX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class R5)	$37	0.75%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,586,574,610
Total number of portfolio holdings	561
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-SAR-R5
Invesco International Bond Fund

Invesco International Bond Fund
Class R6: OIBIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class R6)	$34	0.68%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,586,574,610
Total number of portfolio holdings	561
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-SAR-R6
Invesco International Bond Fund

Invesco International Bond Fund
Class Y: OIBYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class Y)	$39	0.79%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,586,574,610
Total number of portfolio holdings	561
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	9.43%
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	8.44%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.59%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	3.29%
U.S. Treasury Bills, 3.62%, 06/18/2026	3.14%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.12%
South Australian Government Financing Authority, 4.50%, 05/23/2031	2.38%
Spain Government Bond, 2.80%, 05/31/2026	1.92%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.89%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.67%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-SAR-Y
Invesco International Bond Fund

Invesco Multi-Asset Income Fund
Class A: PIAFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class A)	$34	0.68%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$879,157,015
Total number of portfolio holdings	453
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-SAR-A
Invesco Multi-Asset Income Fund

Invesco Multi-Asset Income Fund
Class C: PICFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class C)	$73	1.45%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$879,157,015
Total number of portfolio holdings	453
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-SAR-C
Invesco Multi-Asset Income Fund

Invesco Multi-Asset Income Fund
Class R: PIRFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class R)	$48	0.95%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$879,157,015
Total number of portfolio holdings	453
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-SAR-R
Invesco Multi-Asset Income Fund

Invesco Multi-Asset Income Fund
Class R5: IPNFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class R5)	$18	0.35%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$879,157,015
Total number of portfolio holdings	453
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-SAR-R5
Invesco Multi-Asset Income Fund

Invesco Multi-Asset Income Fund
Class R6: PIFFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class R6)	$18	0.35%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$879,157,015
Total number of portfolio holdings	453
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-SAR-R6
Invesco Multi-Asset Income Fund

Invesco Multi-Asset Income Fund
Class Y: PIYFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class Y)	$23	0.45%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$879,157,015
Total number of portfolio holdings	453
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	22.68%
Invesco Core Fixed Income ETF	18.75%
Invesco QQQ Income Advantage ETF	12.05%
Invesco High Yield Systematic Bond ETF	10.93%
Invesco MSCI EAFE Income Advantage ETF	9.86%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.44%
U.S. Treasury Bonds, 4.63%, 02/15/2055	1.91%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.88%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.35%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-SAR-Y
Invesco Multi-Asset Income Fund

Invesco Multi-Strategy Fund
Class A: QVOPX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class A)	$58	1.15%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$247,506,266
Total number of portfolio holdings	217
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-SAR-A
Invesco Multi-Strategy Fund

Invesco Multi-Strategy Fund
Class C: QOPCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class C)	$96	1.90%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$247,506,266
Total number of portfolio holdings	217
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-SAR-C
Invesco Multi-Strategy Fund

Invesco Multi-Strategy Fund
Class R: QOPNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class R)	$71	1.40%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$247,506,266
Total number of portfolio holdings	217
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-SAR-R
Invesco Multi-Strategy Fund

Invesco Multi-Strategy Fund
Class R5: FDATX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class R5)	$38	0.75%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$247,506,266
Total number of portfolio holdings	217
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-SAR-R5
Invesco Multi-Strategy Fund

Invesco Multi-Strategy Fund
Class R6: QOPIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class R6)	$38	0.75%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$247,506,266
Total number of portfolio holdings	217
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-SAR-R6
Invesco Multi-Strategy Fund

Invesco Multi-Strategy Fund
Class Y: QOPYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class Y)	$46	0.90%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$247,506,266
Total number of portfolio holdings	217
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	45.61%
Apple, Inc.	1.51%
NVIDIA Corp.	1.38%
Alphabet, Inc., Class A	1.33%
Microsoft Corp.	1.21%
Broadcom, Inc.	0.65%
Amazon.com, Inc.	0.60%
Altria Group, Inc.	0.60%
Analog Devices, Inc.	0.58%
Johnson & Johnson	0.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-SAR-Y
Invesco Multi-Strategy Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Balanced-Risk Allocation Fund
Nasdaq:
A: ABRZX ■ C: ABRCX ■ R: ABRRX ■ Y: ABRYX ■ R5: ABRIX ■ R6: ALLFX

2	Consolidated Schedule of Investments
13	Consolidated Financial Statements
16	Consolidated Financial Highlights
17	Notes to Consolidated Financial Statements
26	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
April 30, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–26.16%
U.S. Treasury Floating Rate Notes–26.16%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(a)	3.82%	07/31/2026	$80,500	$80,533,812
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(a)	3.74%	01/31/2028	79,800	79,812,494
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(a)	3.75%	04/30/2028	91,200	91,203,937
Total U.S. Treasury Securities (Cost $251,515,704)				251,550,243
			Shares
Exchange-Traded Funds–7.28%
iShares Core MSCI Emerging Markets ETF (Cost $66,321,806)			892,000	70,013,080
		Expiration Date	Principal Amount (000)
Commodity-Linked Securities–5.59%
Bank of Montreal, Commodity-Linked Notes (linked to the S&P GSCI Aluminum Dynamic Roll Index) (Canada)(b)(c)		08/25/2026	9,500	11,708,165
Canadian Imperial Bank of Commerce, EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index) (Canada)(b)(c)		07/29/2026	6,660	12,616,753
Canadian Imperial Bank of Commerce, EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Silver Index) (Canada)(b)(c)		07/27/2026	3,700	10,967,466
Royal Bank of Canada, Commodity-Linked Notes (linked to the RBC Enhanced Copper 2x Index, multiplied by 2) (Canada)(b)(c)		08/24/2026	11,800	18,489,022
Total Commodity-Linked Securities (Cost $31,660,000)				53,781,406
			Shares
Money Market Funds–51.44%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)			125,297,364	125,297,364
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 3.84%(d)(e)			88,560,438	88,560,438
Invesco Treasury Obligations Portfolio, Institutional Class, 3.54%(d)(e)			250,700,000	250,700,000
Invesco Treasury Portfolio, Institutional Class, 3.55%(d)(e)			30,043,957	30,043,957
Total Money Market Funds (Cost $494,601,759)				494,601,759

Options Purchased–0.55%
(Cost $10,780,068)(f)				5,281,933
TOTAL INVESTMENTS IN SECURITIES–91.02% (Cost $854,879,337)				875,228,421
OTHER ASSETS LESS LIABILITIES–8.98%				86,299,711
NET ASSETS–100.00%				$961,528,132
Investment Abbreviations:
EMTN	– European Medium-Term Notes
ETF	– Exchange-Traded Fund
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $53,781,406, which represented 5.59% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$138,918,312	$129,669,129	$(143,290,077)	$-	$-	$125,297,364	$2,494,580
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	81,581,377	198,633,854	(191,654,793)	-	-	88,560,438	1,434,327
Invesco Treasury Obligations Portfolio, Institutional Class	250,700,000	-	-	-	-	250,700,000	4,496,427
Invesco Treasury Portfolio, Institutional Class	55,340,001	240,814,097	(266,110,141)	-	-	30,043,957	986,760
Total	$526,539,690	$569,117,080	$(601,055,011)	$-	$-	$494,601,759	$9,412,094

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	05/15/2026	57	EUR	5,000.00	EUR	2,850,000	$1,539
EURO STOXX 50 Index	Put	06/19/2026	57	EUR	5,200.00	EUR	2,964,000	21,943
EURO STOXX 50 Index	Put	07/17/2026	58	EUR	5,100.00	EUR	2,958,000	30,564
EURO STOXX 50 Index	Put	08/21/2026	58	EUR	5,000.00	EUR	2,900,000	39,209
EURO STOXX 50 Index	Put	09/18/2026	58	EUR	5,200.00	EUR	3,016,000	64,328
EURO STOXX 50 Index	Put	10/16/2026	58	EUR	5,500.00	EUR	3,190,000	114,565
EURO STOXX 50 Index	Put	11/20/2026	58	EUR	5,500.00	EUR	3,190,000	129,336
EURO STOXX 50 Index	Put	12/18/2026	58	EUR	5,500.00	EUR	3,190,000	140,568
EURO STOXX 50 Index	Put	01/15/2027	58	EUR	5,700.00	EUR	3,306,000	189,035
EURO STOXX 50 Index	Put	04/16/2027	58	EUR	5,600.00	EUR	3,248,000	200,607
EURO STOXX 50 Index	Put	02/19/2027	58	EUR	5,800.00	EUR	3,364,000	225,998
EURO STOXX 50 Index	Put	03/19/2027	58	EUR	5,800.00	EUR	3,364,000	234,711
FTSE 100 Index	Put	05/15/2026	39	GBP	8,350.00	GBP	3,256,500	531
FTSE 100 Index	Put	06/19/2026	39	GBP	8,700.00	GBP	3,393,000	9,022
FTSE 100 Index	Put	07/17/2026	39	GBP	8,700.00	GBP	3,393,000	16,186
FTSE 100 Index	Put	08/21/2026	39	GBP	8,950.00	GBP	3,490,500	35,822
FTSE 100 Index	Put	09/18/2026	40	GBP	9,000.00	GBP	3,600,000	44,088
FTSE 100 Index	Put	10/16/2026	40	GBP	9,375.00	GBP	3,750,000	68,854
FTSE 100 Index	Put	11/20/2026	40	GBP	9,625.00	GBP	3,850,000	98,518
FTSE 100 Index	Put	12/18/2026	41	GBP	9,600.00	GBP	3,936,000	114,929
FTSE 100 Index	Put	01/15/2027	41	GBP	9,850.00	GBP	4,038,500	140,314
FTSE 100 Index	Put	02/19/2027	41	GBP	10,175.00	GBP	4,171,750	197,499
FTSE 100 Index	Put	04/16/2027	39	GBP	10,275.00	GBP	4,007,250	256,855
FTSE 100 Index	Put	03/19/2027	41	GBP	10,600.00	GBP	4,346,000	330,839
MSCI Emerging Markets Index	Put	05/15/2026	22	USD	1,100.00	USD	2,420,000	2,090
MSCI Emerging Markets Index	Put	06/18/2026	23	USD	1,140.00	USD	2,622,000	4,255
MSCI Emerging Markets Index	Put	07/17/2026	23	USD	1,220.00	USD	2,806,000	11,500
MSCI Emerging Markets Index	Put	08/21/2026	24	USD	1,210.00	USD	2,904,000	16,800
MSCI Emerging Markets Index	Put	09/18/2026	24	USD	1,250.00	USD	3,000,000	26,400
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
MSCI Emerging Markets Index	Put	10/16/2026	24	USD	1,350.00	USD	3,240,000	$60,000
MSCI Emerging Markets Index	Put	11/20/2026	24	USD	1,375.00	USD	3,300,000	81,600
MSCI Emerging Markets Index	Put	12/18/2026	24	USD	1,360.00	USD	3,264,000	87,600
MSCI Emerging Markets Index	Put	01/15/2027	24	USD	1,440.00	USD	3,456,000	136,800
MSCI Emerging Markets Index	Put	04/16/2027	24	USD	1,460.00	USD	3,504,000	190,320
MSCI Emerging Markets Index	Put	02/19/2027	24	USD	1,500.00	USD	3,600,000	193,200
MSCI Emerging Markets Index	Put	03/19/2027	24	USD	1,560.00	USD	3,744,000	255,240
Nikkei 225 Index	Put	06/12/2026	10	JPY	34,250.00	JPY	342,500,000	1,852
Nikkei 225 Index	Put	06/12/2026	10	JPY	35,000.00	JPY	350,000,000	2,364
Nikkei 225 Index	Put	09/11/2026	12	JPY	38,500.00	JPY	462,000,000	21,845
Nikkei 225 Index	Put	09/11/2026	12	JPY	39,250.00	JPY	471,000,000	24,145
Nikkei 225 Index	Put	09/11/2026	12	JPY	40,750.00	JPY	489,000,000	28,361
Nikkei 225 Index	Put	12/11/2026	13	JPY	43,000.00	JPY	559,000,000	72,243
Nikkei 225 Index	Put	12/11/2026	13	JPY	47,500.00	JPY	617,500,000	122,066
Nikkei 225 Index	Put	12/11/2026	13	JPY	50,500.00	JPY	656,500,000	166,906
Nikkei 225 Index	Put	03/12/2027	13	JPY	50,250.00	JPY	653,250,000	209,671
Nikkei 225 Index	Put	03/12/2027	13	JPY	51,250.00	JPY	666,250,000	230,015
Nikkei 225 Index	Put	06/11/2027	12	JPY	52,250.00	JPY	627,000,000	277,474
Nikkei 225 Index	Put	03/12/2027	13	JPY	56,250.00	JPY	731,250,000	353,326
Total Index Options Purchased								$5,281,933

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Gasoline Reformulated Blendstock Oxygenate Blending	247	May-2026	$37,502,010	$6,393,238	$6,393,238
Gold 100 Oz.	53	June-2026	24,536,880	(169,396)	(169,396)
Low Sulphur Gas Oil	50	May-2026	6,536,250	2,207,635	2,207,635
Silver	29	July-2026	10,734,060	(850,061)	(850,061)
Subtotal				7,581,416	7,581,416
Equity Risk
E-Mini Russell 2000 Index	447	June-2026	62,754,330	6,948,729	6,948,729
E-Mini S&P 500 Index	10	June-2026	3,621,875	278,558	278,558
EURO STOXX 50 Index	360	June-2026	24,674,811	606,046	606,046
FTSE 100 Index	160	June-2026	22,596,066	(40,874)	(40,874)
MSCI Emerging Markets Index	80	June-2026	6,536,800	548,896	548,896
Nikkei 225 Index	84	June-2026	31,940,979	2,992,258	2,992,258
Subtotal				11,333,613	11,333,613
Interest Rate Risk
Australia 10 Year Bonds	2,865	June-2026	220,834,296	(1,669,300)	(1,669,300)
Canada 10 Year Bonds	2,405	June-2026	210,923,289	(5,200,804)	(5,200,804)
Euro-Bund	1,464	June-2026	215,396,453	(3,996,270)	(3,996,270)
Japan 10 Year Bonds	254	June-2026	209,715,691	(4,325,791)	(4,325,791)
Long Gilt	1,424	June-2026	167,786,101	(11,163,590)	(11,163,590)
U.S. Treasury 10 Year Notes	2,160	June-2026	238,882,500	(901,637)	(901,637)
Subtotal				(27,257,392)	(27,257,392)
Total Futures Contracts				$(8,342,363)	$(8,342,363)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Brent Crude Roll Yield Index	0.17%	Monthly	20,200	October—2026	USD	15,843,482	$—	$3,417,836	$3,417,836
Barclays Bank PLC	Receive	Barclays Soybean Oil Seasonal Index	0.19	Monthly	61,500	November—2026	USD	8,421,386	—	904,573	904,573
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Excess Return Index	0.19	Monthly	19,200	February—2027	USD	6,424,001	—	66,507	66,507
Barclays Bank PLC	Receive	Barclays Wheat Seasonal Index	0.17	Monthly	325,000	May—2027	USD	4,215,152	—	136,695	136,695
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CL Index	0.25	Monthly	24,150	November—2026	USD	16,045,823	—	2,295,033	2,295,033
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	17,100	October—2026	USD	12,366,086	—	2,311,202	2,311,202
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	65,900	February—2027	USD	10,163,058	—	1,252,772	1,252,772
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28	Monthly	51,700	February—2027	USD	6,747,936	—	438,819	438,819
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Index	0.15	Monthly	53,500	December—2026	USD	7,118,009	—	72,610	72,610
Canadian Imperial Bank of Commerce	Receive	CIBZ Enhanced Sugar 2 Excess Return Index	0.21	Monthly	106,000	December—2026	USD	10,652,724	—	603,257	603,257
Citibank, N.A.	Receive	Citi Commodities Benchmark (Regular Roll) Mono Index Coffee	0.12	Monthly	545,000	November—2026	USD	8,121,590	—	37,060	37,060
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)	0.14	Monthly	5,600	October—2026	USD	5,922,168	—	545,026	545,026
Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return	0.14	Monthly	25,500	November—2026	USD	10,375,478	—	185,518	185,518
Goldman Sachs International	Receive	Goldman Sachs Commodity Daily IC Selective Curve Strategy - LA	0.25	Monthly	88,500	July—2026	USD	13,063,335	—	398,835	398,835
Goldman Sachs International	Receive	S&P GSCI Corn Excess Return Index	0.18	Monthly	80,000	May—2027	USD	1,952,684	—	47,395	47,395
Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	50,500	February—2027	USD	8,631,909	—	537,431	537,431
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	S&P GSCI Wheat Excess Return A48 Strategy	0.20%	Monthly	160,000	February—2027	USD	1,516,322	$—	$71,048	$71,048
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	27,050	January—2027	USD	21,590,371	—	2,168,193	2,168,193
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Front Month Heating Oil Excess Return Index	0.11	Monthly	32,950	October—2026	USD	20,028,944	—	1,389,818	1,389,818
Merrill Lynch International	Receive	MLCISC Excess Return Strategy	0.12	Monthly	104,000	May—2027	USD	4,337,341	—	89,575	89,575
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	88,000	October—2026	USD	4,768,746	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	70,500	January—2027	USD	5,985,612	—	0	0
Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28	Monthly	21,600	July—2026	USD	2,604,252	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.18	Monthly	56,700	November—2026	USD	7,374,663	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	55,500	February—2027	USD	6,513,042	—	0	0
Subtotal									—	16,969,203	16,969,203
Equity Risk
BNP Paribas S.A.	Receive	BNP Paribas AIR VAR Intraday US Calendar Excess Return Index	0.00	Monthly	32,000	October—2026	USD	7,017,974	—	26,807	26,807
Citibank, N.A.	Receive	Citi EQ U.S. Volatility Carry (G) Series 5 Index	0.00	Monthly	27,000	September—2026	USD	4,292,190	—	26,941	26,941
Goldman Sachs International	Receive	Volatility Carry US Series VSB1 Excess Return Strategy	0.00	Monthly	57,000	January—2027	USD	5,822,550	—	22,800	22,800
Macquarie Bank Ltd.	Receive	VMAQWSL5	0.15	Monthly	42,000	October—2026	USD	5,124,857	—	5,867	5,867
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Volatility Relative Value SPX S2	0.00	Monthly	40,000	January—2027	USD	5,642,000	—	24,801	24,801
Subtotal									—	107,216	107,216
Subtotal — Appreciation									—	17,076,419	17,076,419
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.19%	Monthly	3,550	January—2027	USD	3,342,834	$—	$(124,146)	$(124,146)
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce LME Copper Standard Roll Index	0.06	Monthly	1,200	April—2027	USD	778,413	—	(40,441)	(40,441)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	43,500	February—2027	USD	7,895,341	—	(242,787)	(242,787)
Canadian Imperial Bank of Commerce	Receive	CIBC Seasonally Enhanced Lean Hog Commodity Index	0.20	Monthly	34,000	January—2027	USD	1,872,921	—	(16,276)	(16,276)
Goldman Sachs International	Receive	Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index	0.14	Monthly	19,500	November—2026	USD	8,800,395	—	(341,314)	(341,314)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	35,000	January—2027	USD	2,458,330	—	(64,942)	(64,942)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soymeal type A Excess Return	0.17	Monthly	35,100	February—2027	USD	11,215,201	—	(304,499)	(304,499)
Subtotal									—	(1,134,405)	(1,134,405)
Equity Risk
Barclays Bank PLC	Receive	Barclays IVPR Index	0.30	Monthly	5,600	February—2027	USD	5,522,048	—	(185,136)	(185,136)
BNP Paribas S.A.	Receive	BNP Paribas US Hedge -40D 1Y Index	0.15	Monthly	10,600	February—2027	USD	10,484,887	—	(170,265)	(170,265)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	0.00	Monthly	75,000	June—2026	JPY	352,720,500	—	(50,268)	(50,268)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Bespoke Rolling Put (JPRPIVUB) Index	0.15	Monthly	600	February—2027	USD	564,780	—	(8,178)	(8,178)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Bespoke Rolling Put (JPRPIVUB) Index	0.15	Monthly	10,600	February—2027	USD	9,977,780	—	(144,478)	(144,478)
Royal Bank of Canada	Receive	RBICPOS1	0.20	Monthly	10,200	February—2027	USD	10,495,326	—	(166,768)	(166,768)
UBS AG	Receive	UBCSLPDR	0.15	Monthly	10,500	February—2027	USD	10,567,095	—	(161,515)	(161,515)
Subtotal									—	(886,608)	(886,608)
Subtotal — Depreciation									—	(2,021,013)	(2,021,013)
Total — Total Return Swap Agreements									$—	$15,055,406	$15,055,406

(a) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	ESTRON - 0.560%	Monthly	140	June—2026	EUR	1,305,761	$—	$71,330	$71,330
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	ESTRON - 0.530%	Monthly	360	June—2026	EUR	1,679,162	—	42,133	42,133
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.450%	Monthly	90	June—2026	GBP	927,635	—	10,691	10,691
Citibank, N.A.	Receive	MSCI EMU Momentum Index	ESTRON - 0.265%	Monthly	1,770	July—2026	EUR	17,271,664	—	6,190	6,190
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR - 0.080%	Monthly	165,000	June—2026	JPY	864,307,950	—	126,536	126,536
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.000%	Monthly	439,778	May—2026	JPY	2,303,658,312	—	337,260	337,260
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.000%	Monthly	232,753	May—2026	JPY	1,219,213,747	—	178,495	178,495
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.560%	Monthly	2,190	June—2026	USD	31,251,300	—	1,489,846	1,489,846
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.560%	Monthly	60	June—2026	USD	776,861	—	120,157	120,157
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.590%	Monthly	1,710	June—2026	USD	29,956,379	—	535,079	535,079
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.560%	Monthly	3,300	June—2026	USD	28,462,929	—	153,813	153,813
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.350%	Monthly	140,000	June—2026	JPY	697,782,400	—	334,567	334,567
Subtotal — Appreciation									—	3,406,097	3,406,097
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	ESTRON - 0.640%	Monthly	430	July—2026	EUR	1,826,816	—	(10,982)	(10,982)
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	ESTRON - 0.365%	Monthly	3,390	July—2026	EUR	16,490,621	—	(399,578)	(399,578)
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.445%	Monthly	1,020	June—2026	GBP	7,374,784	—	(124,058)	(124,058)
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.450%	Monthly	190	June—2026	GBP	1,366,102	—	(12,723)	(12,723)
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.490%	Monthly	100	May—2026	GBP	723,018	—	(12,162)	(12,162)
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.600%	Monthly	2,390	May—2026	GBP	17,280,130	—	(290,684)	(290,684)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.450%	Monthly	710	June—2026	GBP	7,504,714	—	(169,712)	(169,712)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.490%	Monthly	80	May—2026	GBP	845,602	—	(19,122)	(19,122)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.570%	Monthly	1,700	May—2026	GBP	17,969,034	$—	$(406,352)	$(406,352)
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.440%	Monthly	1,380	June—2026	GBP	15,851,591	—	(503,216)	(503,216)
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.450%	Monthly	80	June—2026	GBP	904,989	—	(10,198)	(10,198)
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.500%	Monthly	500	July—2026	GBP	5,697,685	—	(120,213)	(120,213)
Citibank, N.A.	Receive	MSCI EMU Quality Index	ESTRON - 0.270%	Monthly	880	June—2026	EUR	4,287,598	—	(111,761)	(111,761)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.100%	Monthly	292,114	May—2026	JPY	1,373,794,615	—	(195,788)	(195,788)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.100%	Monthly	336,344	May—2026	JPY	1,581,805,651	—	(225,432)	(225,432)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.240%	Monthly	140,000	June—2026	JPY	658,411,600	—	(93,834)	(93,834)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.210%	Monthly	336,542	July—2026	JPY	1,599,250,949	—	(331,050)	(331,050)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.290%	Monthly	262,469	July—2026	JPY	1,412,209,205	—	(37,202)	(37,202)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.45%	Monthly	390	June—2026	GBP	4,479,797	—	(142,213)	(142,213)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Momentum Index	ESTRON - 0.470%	Monthly	420	June—2026	EUR	4,160,261	—	(71,180)	(71,180)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.350%	Monthly	130,000	June—2026	JPY	609,467,300	—	(74,900)	(74,900)
Merrill Lynch International	Receive	MSCI EMU Minimum Volatility Index	ESTRON - 0.710%	Monthly	4,550	June—2026	EUR	19,461,852	—	(270,637)	(270,637)
Subtotal — Depreciation									—	(3,632,997)	(3,632,997)
Total — Total Return Swap Agreements									$—	$(226,900)	$(226,900)

(a) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
S&P GSCI Aluminum Dynamic Roll Index
	Long Futures Contracts
	Aluminum	100.00%
Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts
	Silver	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Enhanced Copper 2x Index
	Long Futures Contracts
	Copper	100.00%
Barclays Brent Crude Roll Yield Index
	Long Futures Contracts
	Brent Crude	100.00%
Barclays Soybean Oil Seasonal Index
	Long Futures Contracts
	Soybean	100.00%
Barclays Soybeans Seasonal Excess Return Index
	Long Futures Contracts
	Soybean	100.00%
Barclays Wheat Seasonal Index
	Long Futures Contracts
	Wheat	100.00%
BNP Paribas Commodity Daily Dynamic Curve CL Index
	Long Futures Contracts
	Crude Oil	100.00%
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts
	Brent Crude	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Bean Oil	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Index
	Long Futures Contracts
	Live Cattle	100.00%
CIBZ Enhanced Sugar 2 Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
Citi Commodities Benchmark (Regular Roll) Mono Index Coffee
	Long Futures Contracts
	Coffee	100.00%
Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)
	Long Futures Contracts
	Crude Oil	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return
	Long Futures Contracts
	Soybean	100.00%
Goldman Sachs Commodity Daily IC Selective Curve Strategy - LA
	Long Futures Contracts
	Aluminum	100.00%
S&P GSCI Corn Excess Return Index
	Long Futures Contracts
	Corn	100.00%
S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
S&P GSCI Wheat Excess Return A48 Strategy
	Long Futures Contracts
	Wheat	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
J.P. Morgan Front Month Heating Oil Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
MLCISC Excess Return Strategy
	Long Futures Contracts
	Corn	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity CT01 Excess Return Custom Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100.00%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Canadian Imperial Bank of Commerce LME Copper Standard Roll Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100.00%
CIBC Seasonally Enhanced Lean Hog Commodity Index
	Long Futures Contracts
	Lean Hog	100.00%
Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
Macquarie Single Commodity Soymeal type A Excess Return
	Long Futures Contracts
	Soymeal	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
ESTRON	—Euro Short-Term Rate
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12
Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $360,277,578)	$380,626,662
Investments in affiliated money market funds, at value (Cost $494,601,759)	494,601,759
Other investments:
Variation margin receivable — futures contracts	3,762,385
Swaps receivable — OTC	935,930
Unrealized appreciation on swap agreements — OTC	20,482,516
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	39,816,171
Cash collateral — OTC Derivatives	2,850,000
Cash	91,163,239
Foreign currencies, at value (Cost $24,421,923)	24,624,323
Receivable for:
Investments sold	40,004
Fund shares sold	228,695
Dividends	1,545,868
Interest	33,971
Investment for trustee deferred compensation and retirement plans	611,629
Other assets	50,572
Total assets	1,061,373,724
Liabilities:
Other investments:
Swaps payable — OTC	1,169,554
Unrealized depreciation on swap agreements—OTC	5,654,010
Payable for:
Investments purchased	91,240,004
Fund shares reacquired	555,268
Accrued fees to affiliates	482,630
Accrued trustees’ and officers’ fees and benefits	1,996
Accrued other operating expenses	112,115
Trustee deferred compensation and retirement plans	630,015
Total liabilities	99,845,592
Net assets applicable to shares outstanding	$961,528,132
Net assets consist of:
Shares of beneficial interest	$1,000,985,856
Distributable earnings (loss)	(39,457,724)
$961,528,132
Net Assets:
Class A	$614,297,155
Class C	$33,963,000
Class R	$15,718,515
Class Y	$271,975,532
Class R5	$2,194,462
Class R6	$23,379,468
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	63,687,781
Class C	3,838,629
Class R	1,683,486
Class Y	27,334,304
Class R5	220,540
Class R6	2,339,068
Class A:
Net asset value per share	$9.65
Maximum offering price per share (Net asset value of $9.65 ÷ 94.50%)	$10.21
Class C:
Net asset value and offering price per share	$8.85
Class R:
Net asset value and offering price per share	$9.34
Class Y:
Net asset value and offering price per share	$9.95
Class R5:
Net asset value and offering price per share	$9.95
Class R6:
Net asset value and offering price per share	$10.00
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13
Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $(181,483))	$5,057,773
Dividends from affiliated money market funds	9,412,094
Total investment income	14,469,867
Expenses:
Advisory fees	4,123,432
Administrative services fees	60,580
Custodian fees	26,311
Distribution fees:
Class A	713,404
Class C	164,900
Class R	35,969
Transfer agent fees — A, C, R and Y	595,311
Transfer agent fees — R5	1,157
Transfer agent fees — R6	3,576
Trustees’ and officers’ fees and benefits	14,487
Registration and filing fees	51,335
Reports to shareholders	38,780
Professional services fees	42,193
Other	11,952
Total expenses	5,883,387
Less: Fees waived and/or expenses reimbursed	(217,843)
Net expenses	5,665,544
Net investment income	8,804,323
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	5,120,303
Foreign currencies	20,553
Futures contracts	27,674,190
Swap agreements	108,764,077
141,579,123
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	14,357,056
Foreign currencies	650,623
Futures contracts	(28,610,009)
Swap agreements	7,616,726
(5,985,604)
Net realized and unrealized gain	135,593,519
Net increase in net assets resulting from operations	$144,397,842
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
14
Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$8,804,323	$24,890,962
Net realized gain (loss)	141,579,123	(30,566,228)
Change in net unrealized appreciation (depreciation)	(5,985,604)	64,880,683
Net increase in net assets resulting from operations	144,397,842	59,205,417
Distributions to shareholders from distributable earnings:
Class A	(17,978,692)	(73,231,093)
Class C	(855,106)	(5,511,858)
Class R	(423,556)	(1,868,729)
Class Y	(8,461,349)	(43,929,149)
Class R5	(86,293)	(985,026)
Class R6	(802,816)	(2,773,763)
Total distributions from distributable earnings	(28,607,812)	(128,299,618)
Share transactions–net:
Class A	(29,701,907)	(46,217,699)
Class C	(3,813,484)	(12,512,974)
Class R	(593,376)	(932,542)
Class Y	(20,415,240)	(108,798,758)
Class R5	(979,959)	(5,430,154)
Class R6	(2,937,096)	540,751
Net increase (decrease) in net assets resulting from share transactions	(58,441,062)	(173,351,376)
Net increase (decrease) in net assets	57,348,968	(242,445,577)
Net assets:
Beginning of period	904,179,164	1,146,624,741
End of period	$961,528,132	$904,179,164
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
15
Invesco Balanced-Risk Allocation Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$8.51	$0.08	$1.34	$1.42	$(0.28)	$—	$(0.28)	$9.65	17.26%	$614,297	1.32%(d)	1.37%(d)	1.91%(d)	62%
Year ended 10/31/25	9.00	0.20	0.35	0.55	(1.04)	—	(1.04)	8.51	6.83	569,772	1.32	1.37	2.45	19
Year ended 10/31/24	8.07	0.30	0.82	1.12	(0.19)	—	(0.19)	9.00	14.02	652,194	1.30	1.35	3.35	89
Year ended 10/31/23	8.24	0.25	(0.42)	(0.17)	—	—	—	8.07	(2.06)	706,256	1.29	1.34	2.95	17
Year ended 10/31/22	12.09	(0.04)	(1.29)	(1.33)	(1.43)	(1.09)	(2.52)	8.24	(13.99)	852,412	1.31	1.35	(0.47)	92
Year ended 10/31/21	10.12	(0.15)	2.25	2.10	(0.13)	—	(0.13)	12.09	20.91	1,093,094	1.31	1.33	(1.26)	16
Class C
Six months ended 04/30/26	7.79	0.05	1.22	1.27	(0.21)	—	(0.21)	8.85	16.74	33,963	2.07 (d)	2.12 (d)	1.16 (d)	62
Year ended 10/31/25	8.30	0.13	0.32	0.45	(0.96)	—	(0.96)	7.79	6.11	33,460	2.07	2.12	1.70	19
Year ended 10/31/24	7.44	0.21	0.76	0.97	(0.11)	—	(0.11)	8.30	13.17	49,693	2.05	2.10	2.60	89
Year ended 10/31/23	7.66	0.17	(0.39)	(0.22)	—	—	—	7.44	(2.87)	63,864	2.04	2.09	2.20	17
Year ended 10/31/22	11.36	(0.11)	(1.19)	(1.30)	(1.31)	(1.09)	(2.40)	7.66	(14.57)	100,109	2.06	2.10	(1.22)	92
Year ended 10/31/21	9.50	(0.22)	2.12	1.90	(0.04)	—	(0.04)	11.36	20.04	167,794	2.06	2.08	(2.01)	16
Class R
Six months ended 04/30/26	8.23	0.07	1.29	1.36	(0.25)	—	(0.25)	9.34	17.15	15,719	1.57 (d)	1.62 (d)	1.66 (d)	62
Year ended 10/31/25	8.74	0.17	0.33	0.50	(1.01)	—	(1.01)	8.23	6.47	14,456	1.57	1.62	2.20	19
Year ended 10/31/24	7.83	0.27	0.80	1.07	(0.16)	—	(0.16)	8.74	13.86	16,373	1.55	1.60	3.10	89
Year ended 10/31/23	8.02	0.22	(0.41)	(0.19)	—	—	—	7.83	(2.37)	16,480	1.54	1.59	2.70	17
Year ended 10/31/22	11.82	(0.07)	(1.25)	(1.32)	(1.39)	(1.09)	(2.48)	8.02	(14.21)	16,270	1.56	1.60	(0.72)	92
Year ended 10/31/21	9.90	(0.17)	2.19	2.02	(0.10)	—	(0.10)	11.82	20.52	17,666	1.56	1.58	(1.51)	16
Class Y
Six months ended 04/30/26	8.78	0.10	1.37	1.47	(0.30)	—	(0.30)	9.95	17.38	271,976	1.07 (d)	1.12 (d)	2.16 (d)	62
Year ended 10/31/25	9.26	0.23	0.35	0.58	(1.06)	—	(1.06)	8.78	7.05	260,179	1.07	1.12	2.70	19
Year ended 10/31/24	8.30	0.33	0.84	1.17	(0.21)	—	(0.21)	9.26	14.31	395,325	1.05	1.10	3.60	89
Year ended 10/31/23	8.46	0.28	(0.44)	(0.16)	—	—	—	8.30	(1.89)	526,412	1.04	1.09	3.20	17
Year ended 10/31/22	12.34	(0.02)	(1.31)	(1.33)	(1.46)	(1.09)	(2.55)	8.46	(13.66)	792,547	1.06	1.10	(0.22)	92
Year ended 10/31/21	10.33	(0.12)	2.29	2.17	(0.16)	—	(0.16)	12.34	21.18	1,062,698	1.06	1.08	(1.01)	16
Class R5
Six months ended 04/30/26	8.79	0.10	1.36	1.46	(0.30)	—	(0.30)	9.95	17.30	2,194	1.03 (d)	1.08 (d)	2.20 (d)	62
Year ended 10/31/25	9.27	0.23	0.36	0.59	(1.07)	—	(1.07)	8.79	7.12	2,917	1.03	1.08	2.74	19
Year ended 10/31/24	8.31	0.33	0.85	1.18	(0.22)	—	(0.22)	9.27	14.36	9,091	1.00	1.05	3.65	89
Year ended 10/31/23	8.46	0.28	(0.43)	(0.15)	—	—	—	8.31	(1.77)	10,334	0.99	1.04	3.25	17
Year ended 10/31/22	12.35	(0.02)	(1.31)	(1.33)	(1.47)	(1.09)	(2.56)	8.46	(13.72)	12,874	1.04	1.08	(0.20)	92
Year ended 10/31/21	10.34	(0.12)	2.30	2.18	(0.17)	—	(0.17)	12.35	21.22	16,750	1.02	1.04	(0.97)	16
Class R6
Six months ended 04/30/26	8.83	0.10	1.38	1.48	(0.31)	—	(0.31)	10.00	17.44	23,379	0.96 (d)	1.01 (d)	2.27 (d)	62
Year ended 10/31/25	9.30	0.24	0.36	0.60	(1.07)	—	(1.07)	8.83	7.28	23,395	0.96	1.01	2.81	19
Year ended 10/31/24	8.34	0.34	0.84	1.18	(0.22)	—	(0.22)	9.30	14.39	23,950	0.95	1.00	3.70	89
Year ended 10/31/23	8.49	0.29	(0.44)	(0.15)	—	—	—	8.34	(1.77)	27,084	0.93	0.98	3.31	17
Year ended 10/31/22	12.38	(0.01)	(1.32)	(1.33)	(1.47)	(1.09)	(2.56)	8.49	(13.62)	38,385	0.97	1.01	(0.13)	92
Year ended 10/31/21	10.37	(0.11)	2.30	2.19	(0.18)	—	(0.18)	12.38	21.26	49,008	0.95	0.97	(0.90)	16

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
16
Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
17
Invesco Balanced-Risk Allocation Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s consolidated financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s
18
Invesco Balanced-Risk Allocation Fund

servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
L.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity, and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
M.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts.  By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price.  In return for this right, the Fund pays an option premium.  The option’s underlying instrument may be a security, securities index, or a futures contract.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell.  If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses.  At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities.  The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised.  The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received.  Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities.  Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Options written, respectively. Cash held as collateral, if any, is recorded as deposits with
19
Invesco Balanced-Risk Allocation Fund

brokers on the Consolidated Statement of Assets and Liabilities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
N.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
20
Invesco Balanced-Risk Allocation Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.950%
Next $250 million	0.925%
Next $500 million	0.900%
Next $1.5 billion	0.875%
Next $2.5 billion	0.850%
Next $2.5 billion	0.825%
Next $2.5 billion	0.800%
Over $10 billion	0.775%
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.92%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $217,843.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2026, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $24,313 in front-end sales commissions from the sale of Class A shares and $5 and $866 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
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Invesco Balanced-Risk Allocation Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$251,550,243	$—	$251,550,243
Exchange-Traded Funds	70,013,080	—	—	70,013,080
Commodity-Linked Securities	—	53,781,406	—	53,781,406
Money Market Funds	494,601,759	—	—	494,601,759
Options Purchased	5,281,933	—	—	5,281,933
Total Investments in Securities	569,896,772	305,331,649	—	875,228,421
Other Investments - Assets*
Futures Contracts	19,975,360	—	—	19,975,360
Swap Agreements	—	20,482,516	—	20,482,516
	19,975,360	20,482,516	—	40,457,876
Other Investments - Liabilities*
Futures Contracts	(28,317,723)	—	—	(28,317,723)
Swap Agreements	—	(5,654,010)	—	(5,654,010)
	(28,317,723)	(5,654,010)	—	(33,971,733)
Total Other Investments	(8,342,363)	14,828,506	—	6,486,143
Total Investments	$561,554,409	$320,160,155	$—	$881,714,564

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
	Value
Derivative Assets	Commodity Risk	Equity Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$8,600,873	$11,374,487	$19,975,360
Unrealized appreciation on swap agreements — OTC	16,969,203	3,513,313	20,482,516
Options purchased, at value — Exchange-Traded(b)	—	5,281,933	5,281,933
Total Derivative Assets	25,570,076	20,169,733	45,739,809
Derivatives not subject to master netting agreements	(8,600,873)	(16,656,420)	(25,257,293)
Total Derivative Assets subject to master netting agreements	$16,969,203	$3,513,313	$20,482,516

Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(1,019,457)	$(40,874)	$(27,257,392)	$(28,317,723)
Unrealized depreciation on swap agreements — OTC	(1,134,405)	(4,519,605)	—	(5,654,010)
Total Derivative Liabilities	(2,153,862)	(4,560,479)	(27,257,392)	(33,971,733)
Derivatives not subject to master netting agreements	1,019,457	40,874	27,257,392	28,317,723
Total Derivative Liabilities subject to master netting agreements	$(1,134,405)	$(4,519,605)	$—	$(5,654,010)
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Invesco Balanced-Risk Allocation Fund

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)
Fund
Barclays Bank PLC	$—	$(186,148)	$(186,148)	$—	$—	$(186,148)
BNP Paribas S.A.	140,270	(588,790)	(448,520)	—	430,000	(18,520)
Citibank, N.A.	686,114	(2,921,098)	(2,234,984)	—	1,910,000	(324,984)
Goldman Sachs International	22,800	—	22,800	—	—	22,800
J.P. Morgan Chase Bank, N.A.	2,633,463	(578,885)	2,054,578	(864,947)	—	1,189,631
Macquarie Bank Ltd.	5,867	(85)	5,782	—	—	5,782
Merrill Lynch International	—	(281,484)	(281,484)	—	281,484	—
Morgan Stanley and Co. International PLC	24,801	—	24,801	—	(24,801)	—
Royal Bank of Canada	—	(168,051)	(168,051)	—	—	(168,051)
UBS AG	—	(162,484)	(162,484)	—	—	(162,484)
Subtotal - Fund	3,513,315	(4,887,025)	(1,373,710)	(864,947)	2,596,683	358,026
Subsidiary
Barclays Bank PLC	4,525,611	(126,979)	4,398,632	—	(4,398,632)	—
BNP Paribas S.A.	4,606,234	(4,292)	4,601,942	(4,601,942)	—	—
Canadian Imperial Bank of Commerce	2,367,458	(304,135)	2,063,323	(1,981,504)	—	81,819
Citibank, N.A.	582,086	(692)	581,394	—	(540,000)	41,394
Goldman Sachs International	1,240,226	(346,912)	893,314	—	(893,314)	—
J.P. Morgan Chase Bank, N.A.	3,558,011	(1,874)	3,556,137	(3,556,137)	—	—
Macquarie Bank Ltd.	—	(369,732)	(369,732)	—	—	(369,732)
Merrill Lynch International	705,689	(289,164)	416,525	—	(270,000)	146,525
Royal Bank of Canada	319,816	(492,759)	(172,943)	—	172,943	—
Subtotal - Subsidiary	17,905,131	(1,936,539)	15,968,592	(10,139,583)	(5,929,003)	(99,994)
Total	$21,418,446	$(6,823,564)	$14,594,882	$(11,004,530)	$(3,332,320)	$258,032
(a)
The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.
Effect of Derivative Investments for the six months ended April 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$22,618,448	$12,565,200	$(7,509,458)	$27,674,190
Options purchased(a)	-	(4,543,926)	-	(4,543,926)
Swap agreements	(9,180)	108,773,257	-	108,764,077
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	5,940,116	2,476,440	(37,026,565)	(28,610,009)
Options purchased(a)	-	297,429	-	297,429
Swap agreements	13,559,558	(5,942,832)	-	7,616,726
Total	$42,108,942	$113,625,568	$(44,536,023)	$111,198,487

(a)	Options purchased, at value as reported in the Consolidated Schedule of Investments.
23
Invesco Balanced-Risk Allocation Fund

The table below summarizes the average notional value of derivatives held during the period.
	Futures Contracts	Index Options Purchased	Swap Agreements
Average notional value	$1,227,958,242	$166,625,222	$667,476,375
Average contracts	—	1,378	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$86,783,199	$109,380,970	$196,164,169
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $72,774,173 and $16,161,427, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$45,808,686
Aggregate unrealized (depreciation) of investments	(39,477,662)
Net unrealized appreciation of investments	$6,331,024
Cost of investments for tax purposes is $875,383,540.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,540,321	$13,707,631	2,914,652	$23,531,409
Class C	412,984	3,425,452	536,318	4,019,108
Class R	129,148	1,091,014	308,826	2,427,825
Class Y	2,220,901	20,592,949	5,075,633	42,357,654
Class R5	8,650	77,354	40,623	327,079
Class R6	95,167	857,088	1,655,738	13,682,704
24
Invesco Balanced-Risk Allocation Fund

	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	2,031,918	$16,417,898	8,332,581	$66,493,997
Class C	108,275	804,482	691,369	5,081,559
Class R	53,891	421,967	239,789	1,855,970
Class Y	802,270	6,682,907	4,235,008	34,811,764
Class R5	9,373	78,080	113,348	931,718
Class R6	86,261	721,145	285,976	2,359,306
Automatic conversion of Class C shares to Class A shares:
Class A	374,634	3,344,195	1,084,251	8,731,003
Class C	(408,174)	(3,344,195)	(1,180,404)	(8,731,003)
Reacquired:
Class A	(7,200,517)	(63,171,631)	(17,850,404)	(144,974,108)
Class C	(571,161)	(4,699,223)	(1,736,264)	(12,882,638)
Class R	(255,069)	(2,106,357)	(666,608)	(5,216,337)
Class Y	(5,308,947)	(47,691,096)	(22,385,589)	(185,968,176)
Class R5	(129,415)	(1,135,393)	(802,817)	(6,688,951)
Class R6	(492,225)	(4,515,329)	(1,866,341)	(15,501,259)
Net increase (decrease) in share activity	(6,491,715)	$(58,441,062)	(20,974,315)	$(173,351,376)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

25
Invesco Balanced-Risk Allocation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
26
Invesco Balanced-Risk Allocation Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
IBRA-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Balanced-Risk Commodity Strategy Fund
Nasdaq:
A: BRCAX ■ C: BRCCX ■ R: BRCRX ■ Y: BRCYX ■ R5: BRCNX ■ R6: IBRFX

2	Consolidated Schedule of Investments
7	Consolidated Financial Statements
10	Consolidated Financial Highlights
11	Notes to Consolidated Financial Statements
19	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
April 30, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–19.63%
U.S. Treasury Floating Rate Notes–19.63%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(a)	3.82%	07/31/2026	$82,900	$82,934,820
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(a)	3.74%	01/31/2028	83,000	83,012,995
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(a)	3.75%	04/30/2028	83,500	83,503,605
Total U.S. Treasury Securities (Cost $249,428,885)				249,451,420
		Expiration Date
Commodity-Linked Securities–9.04%
Bank of Montreal, 1 mo. SOFR (linked to the Bloomberg Gold Subindex, multiplied by 2) (Canada)(b)(c)		07/06/2026	22,700	38,810,360
Canadian Imperial Bank of Commerce, 1 mo. EFFR (linked to the CIBC Soybean Meal 1 Excess Return Index, multiplied by 2) (Canada)(b)(c)		05/05/2027	22,000	22,193,477
Canadian Imperial Bank of Commerce, 1 mo. SOFR (linked to the CIBC Dynamic Roll LME Copper Index 2) (Canada)(b)(c)		10/30/2026	17,100	27,097,570
Royal Bank of Canada, (linked to RBC Enhanced Copper 2x Index, multiplied by 2) (Canada)(b)(c)		10/30/2026	17,100	26,767,002
Total Commodity-Linked Securities (Cost $78,900,000)				114,868,409
			Shares
Money Market Funds–61.18%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)			202,592,171	202,592,171
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 3.84%(d)(e)			199,831,182	199,831,182
Invesco Treasury Portfolio, Institutional Class, 3.55%(d)(e)			375,279,567	375,279,567
Total Money Market Funds (Cost $777,702,920)				777,702,920
TOTAL INVESTMENTS IN SECURITIES–89.85% (Cost $1,106,031,805)				1,142,022,749
OTHER ASSETS LESS LIABILITIES–10.15%				129,035,425
NET ASSETS–100.00%				$1,271,058,174
Investment Abbreviations:
EFFR	– Effective Federal Funds Rate
SOFR	– Secured Overnight Financing Rate
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $114,868,409, which represented 9.04% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$170,576,000	$131,949,577	$(99,933,406)	$-	$-	$202,592,171	$3,449,887
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	204,277,411	535,227,196	(539,673,425)	-	-	199,831,182	3,738,794
Invesco Treasury Portfolio, Institutional Class	315,820,963	245,049,214	(185,590,610)	-	-	375,279,567	6,332,128
Total	$690,674,374	$912,225,987	$(825,197,441)	$-	$-	$777,702,920	$13,520,809

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee ’C’	359	July-2026	$38,442,169	$(907,935)	$(907,935)
Corn	1,135	July-2026	26,942,063	1,184,011	1,184,011
Gold 100 Oz.	272	June-2026	125,925,120	(1,786,553)	(1,786,553)
Silver	243	July-2026	89,944,020	(7,298,330)	(7,298,330)
Soybean	1,114	July-2026	66,589,350	2,943,882	2,943,882
Wheat	885	July-2026	28,176,187	3,023,249	3,023,249
Total Futures Contracts				$(2,841,676)	$(2,841,676)

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Brent Crude Roll Yield Index	0.17%	Monthly	94,850	October—2026	USD	68,315,213	$(25,436)	$16,048,601	$16,074,037
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47	Monthly	126,800	July—2026	USD	23,205,536	—	260,003	260,003
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CL Index	0.25	Monthly	31,400	February—2027	USD	20,814,323	(48,569)	2,984,017	3,032,586
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	9,550	February—2027	USD	6,906,206	—	1,290,759	1,290,759
BNP Paribas S.A.	Receive	BNP Paribas Rolling Futures IY SB Index	0.15	Monthly	240,000	December—2026	USD	52,485,819	(146,517)	2,033,616	2,180,133
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)	0.14	Monthly	45,600	October—2026	USD	50,655,687	—	4,438,066	4,438,066
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index	0.20	Monthly	120,000	April—2027	USD	12,704,328	—	373,560	373,560
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	103,500	January—2027	USD	82,610,108	—	8,296,043	8,296,043
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Front Month Heating Oil Excess Return Index	0.11	Monthly	137,500	October—2026	USD	83,580,571	—	5,799,695	5,799,695
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	203,300	October—2026	USD	30,656,339	—	0	0
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25%	Monthly	431,000	October—2026	USD	23,356,019	$—	$0	$0
Merrill Lynch International	Receive	MLCX1XBE Excess Return Index	0.10	Monthly	94,100	August—2026	USD	68,977,803	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	292,000	January—2027	USD	24,791,472	—	0	0
Merrill Lynch International	Receive	MLCXLXAE Excess Return Index	0.25	Monthly	40,200	October—2026	USD	14,216,903	—	0	0
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley MSCY2XBD0 Index	0.15	Monthly	22,950	July—2026	USD	28,566,181	(14,762)	4,351,435	4,366,197
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Soybean Oil Dynamic Roll Index	0.30	Monthly	229,900	April—2027	USD	70,240,588	—	3,739,484	3,739,484
Subtotal — Appreciation									(235,284)	49,615,279	49,850,563
Commodity Risk
Canadian Imperial Bank of Commerce	Receive	CIBC Seasonally Enhanced Lean Hog Commodity Index	0.20	Monthly	221,000	January—2027	USD	12,173,984	—	(105,793)	(105,793)
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Extended Copper (Daily Rebalancing) Excess Return Index	0.30	Monthly	14,170	May—2026	USD	21,021,105	—	(551,836)	(551,836)
Goldman Sachs International	Receive	Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index	0.14	Monthly	3,000	October—2026	USD	1,353,907	—	(52,510)	(52,510)
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.32	Monthly	18,990	May—2027	USD	19,025,283	—	(11,926)	(11,926)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Nickel Type A Excess Return Index	(0.17)	Monthly	102,500	March—2027	USD	10,372,057	—	(197,948)	(197,948)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	1,419,000	October—2026	USD	99,667,722	—	(2,632,954)	(2,632,954)
Morgan Stanley and Co. International PLC	Pay	Morgan Stanley MSCY2KW0 Index	(0.05)	Monthly	111,700	February—2027	USD	18,007,177	—	(1,058,313)	(1,058,313)
Subtotal — Depreciation									—	(4,611,280)	(4,611,280)
Total — Total Return Swap Agreements									$(235,284)	$45,003,999	$45,239,283

(a) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Brent Crude Roll Yield Index
	Long Futures Contracts
	Brent Crude	100.00%
Barclays Live Cattle Roll Yield Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
BNP Paribas Commodity Daily Dynamic Curve CL Index
	Long Futures Contracts
	Crude Oil	100.00%
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts
	Brent Crude	100.00%
BNP Paribas Rolling Futures IY SB Index
	Long Futures Contracts
	Sugar	100.00%
Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)
	Long Futures Contracts
	Crude Oil	100.00%
Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
J.P. Morgan Front Month Heating Oil Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
MLCX Aluminum Annual Excess Return Index
	Long Futures Contracts
	Aluminium	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX1XBE Excess Return Index
	Long Futures Contracts
	Gasoline Unleaded	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
MLCXLXAE Excess Return Index
	Long Futures Contracts
	Cocoa	100.00%
Morgan Stanley MSCY2XBD0 Index
	Long Futures Contracts
	Soybean Meal	100.00%
Morgan Stanley Soybean Oil Dynamic Roll Index
	Long Futures Contracts
	Soybean Oil	100.00%
CIBC Seasonally Enhanced Lean Hog Commodity Index
	Long Futures Contracts
	Lean Hog	100.00%
Citi Commodities Curve Beta Enhanced Extended Copper (Daily Rebalancing) Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
S&P GSCI Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Macquarie Single Commodity Nickel Type A Excess Return Index
	Long Futures Contracts
	Nickel	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Wheat	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $328,328,885)	$364,319,829
Investments in affiliated money market funds, at value (Cost $777,702,920)	777,702,920
Other investments:
Variation margin receivable — futures contracts	2,543,281
Swaps receivable — OTC	12,461,963
Unrealized appreciation on swap agreements — OTC	49,850,563
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	39,732,282
Cash collateral — OTC Derivatives	2,400,000
Cash	109,799,999
Receivable for:
Fund shares sold	1,085,590
Dividends	2,464,910
Interest	53,172
Investment for trustee deferred compensation and retirement plans	87,406
Other assets	86,276
Total assets	1,362,588,191
Liabilities:
Other investments:
Premiums received on swap agreements — OTC	235,284
Swaps payable — OTC	1,474,991
Unrealized depreciation on swap agreements—OTC	4,611,280
Payable for:
Investments purchased	83,500,000
Fund shares reacquired	1,019,022
Accrued fees to affiliates	451,184
Accrued trustees’ and officers’ fees and benefits	1,832
Accrued other operating expenses	111,717
Trustee deferred compensation and retirement plans	124,707
Total liabilities	91,530,017
Net assets applicable to shares outstanding	$1,271,058,174
Net assets consist of:
Shares of beneficial interest	$885,325,100
Distributable earnings	385,733,074
$1,271,058,174
Net Assets:
Class A	$79,701,332
Class C	$19,330,575
Class R	$13,055,208
Class Y	$782,511,726
Class R5	$180,835,473
Class R6	$195,623,860
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	9,059,672
Class C	2,488,615
Class R	1,537,408
Class Y	85,252,210
Class R5	19,563,855
Class R6	21,099,128
Class A:
Net asset value per share	$8.80
Maximum offering price per share (Net asset value of $8.80 ÷ 94.50%)	$9.31
Class C:
Net asset value and offering price per share	$7.77
Class R:
Net asset value and offering price per share	$8.49
Class Y:
Net asset value and offering price per share	$9.18
Class R5:
Net asset value and offering price per share	$9.24
Class R6:
Net asset value and offering price per share	$9.27
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Interest	$4,364,214
Dividends from affiliated money market funds	13,520,809
Total investment income	17,885,023
Expenses:
Advisory fees	5,309,281
Administrative services fees	70,874
Custodian fees	15,981
Distribution fees:
Class A	75,611
Class C	80,699
Class R	29,153
Transfer agent fees — A, C, R and Y	720,419
Transfer agent fees — R5	80,044
Transfer agent fees — R6	23,114
Trustees’ and officers’ fees and benefits	14,795
Registration and filing fees	60,033
Reports to shareholders	90,613
Professional services fees	43,017
Other	11,501
Total expenses	6,625,135
Less: Fees waived and/or expenses reimbursed	(697,702)
Net expenses	5,927,433
Net investment income	11,957,590
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,257,140)
Futures contracts	42,105,009
Swap agreements	278,291,731
319,139,600
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	22,510,449
Futures contracts	(15,568,189)
Swap agreements	37,456,919
44,399,179
Net realized and unrealized gain	363,538,779
Net increase in net assets resulting from operations	$375,496,369
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$11,957,590	$24,939,254
Net realized gain	319,139,600	82,197,434
Change in net unrealized appreciation	44,399,179	9,008,806
Net increase in net assets resulting from operations	375,496,369	116,145,494
Distributions to shareholders from distributable earnings:
Class A	(6,581,576)	(2,866,693)
Class C	(1,930,032)	(660,502)
Class R	(1,287,444)	(402,391)
Class Y	(78,619,792)	(14,935,551)
Class R5	(18,083,171)	(6,682,162)
Class R6	(19,715,090)	(8,130,566)
Total distributions from distributable earnings	(126,217,105)	(33,677,865)
Share transactions–net:
Class A	12,982,265	(14,624,134)
Class C	1,125,554	(2,759,150)
Class R	323,879	354,005
Class Y	(3,128,379)	249,973,767
Class R5	(4,296,381)	(7,339,840)
Class R6	(3,845,362)	(28,831,258)
Net increase in net assets resulting from share transactions	3,161,576	196,773,390
Net increase in net assets	252,440,840	279,241,019
Net assets:
Beginning of period	1,018,617,334	739,376,315
End of period	$1,271,058,174	$1,018,617,334
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$7.23	$0.07	$2.42	$2.49	$(0.65)	$(0.27)	$(0.92)	$8.80	39.15%	$79,701	1.31%(d)	1.46%(d)	1.92%(d)	46%
Year ended 10/31/25	6.72	0.17	0.65	0.82	(0.16)	(0.15)	(0.31)	7.23	12.77	52,764	1.31	1.63	2.59	44
Year ended 10/31/24	6.73	0.22	0.01	0.23	(0.21)	(0.03)	(0.24)	6.72	3.63	63,880	1.34	1.63	3.35	87
Year ended 10/31/23	7.28	0.21	(0.09)	0.12	(0.67)	—	(0.67)	6.73	1.91	75,011	1.32	1.57	3.10	17
Year ended 10/31/22	8.01	(0.03)	0.47	0.44	(1.17)	—	(1.17)	7.28	6.63	86,968	1.31	1.56	(0.41)	106
Year ended 10/31/21	5.81	(0.10)	2.30	2.20	—	—	—	8.01	37.87	45,976	1.33	1.67	(1.29)	14
Class C
Six months ended 04/30/26	6.47	0.04	2.13	2.17	(0.60)	(0.27)	(0.87)	7.77	38.47	19,331	2.06 (d)	2.21 (d)	1.17 (d)	46
Year ended 10/31/25	6.03	0.11	0.59	0.70	(0.11)	(0.15)	(0.26)	6.47	12.08	14,730	2.06	2.38	1.84	44
Year ended 10/31/24	6.10	0.15	0.01	0.16	(0.20)	(0.03)	(0.23)	6.03	2.86	16,491	2.09	2.38	2.60	87
Year ended 10/31/23	6.65	0.14	(0.07)	0.07	(0.62)	—	(0.62)	6.10	1.22	21,628	2.07	2.32	2.35	17
Year ended 10/31/22	7.44	(0.08)	0.42	0.34	(1.13)	—	(1.13)	6.65	5.69	26,355	2.06	2.31	(1.16)	106
Year ended 10/31/21	5.43	(0.14)	2.15	2.01	—	—	—	7.44	37.02	17,125	2.08	2.42	(2.04)	14
Class R
Six months ended 04/30/26	7.00	0.06	2.33	2.39	(0.63)	(0.27)	(0.90)	8.49	38.95	13,055	1.56 (d)	1.71 (d)	1.67 (d)	46
Year ended 10/31/25	6.52	0.15	0.62	0.77	(0.14)	(0.15)	(0.29)	7.00	12.40	10,020	1.56	1.88	2.34	44
Year ended 10/31/24	6.55	0.20	0.01	0.21	(0.21)	(0.03)	(0.24)	6.52	3.38	8,946	1.59	1.88	3.10	87
Year ended 10/31/23	7.09	0.19	(0.07)	0.12	(0.66)	—	(0.66)	6.55	1.85	8,830	1.57	1.82	2.85	17
Year ended 10/31/22	7.85	(0.05)	0.45	0.40	(1.16)	—	(1.16)	7.09	6.17	11,779	1.56	1.81	(0.66)	106
Year ended 10/31/21	5.70	(0.11)	2.26	2.15	—	—	—	7.85	37.72	2,932	1.58	1.92	(1.54)	14
Class Y
Six months ended 04/30/26	7.52	0.08	2.52	2.60	(0.67)	(0.27)	(0.94)	9.18	39.19	782,512	1.06 (d)	1.21 (d)	2.17 (d)	46
Year ended 10/31/25	6.98	0.20	0.67	0.87	(0.18)	(0.15)	(0.33)	7.52	13.03	629,455	1.06	1.38	2.84	44
Year ended 10/31/24	6.96	0.25	0.01	0.26	(0.21)	(0.03)	(0.24)	6.98	4.00	324,117	1.09	1.38	3.60	87
Year ended 10/31/23	7.50	0.23	(0.08)	0.15	(0.69)	—	(0.69)	6.96	2.25	352,801	1.07	1.32	3.35	17
Year ended 10/31/22	8.22	(0.01)	0.47	0.46	(1.18)	—	(1.18)	7.50	6.80	515,659	1.06	1.31	(0.16)	106
Year ended 10/31/21	5.94	(0.08)	2.36	2.28	—	—	—	8.22	38.38	896,762	1.08	1.42	(1.04)	14
Class R5
Six months ended 04/30/26	7.56	0.09	2.53	2.62	(0.67)	(0.27)	(0.94)	9.24	39.24	180,835	1.03 (d)	1.12 (d)	2.20 (d)	46
Year ended 10/31/25	7.02	0.20	0.67	0.87	(0.18)	(0.15)	(0.33)	7.56	12.95	148,484	1.05	1.19	2.85	44
Year ended 10/31/24	7.00	0.25	0.01	0.26	(0.21)	(0.03)	(0.24)	7.02	3.97	144,734	1.09	1.22	3.60	87
Year ended 10/31/23	7.54	0.23	(0.08)	0.15	(0.69)	—	(0.69)	7.00	2.23	142,191	1.07	1.20	3.35	17
Year ended 10/31/22	8.26	(0.01)	0.47	0.46	(1.18)	—	(1.18)	7.54	6.76	154,845	1.06	1.17	(0.16)	106
Year ended 10/31/21	5.97	(0.08)	2.37	2.29	—	—	—	8.26	38.36	156,985	1.08	1.17	(1.04)	14
Class R6
Six months ended 04/30/26	7.58	0.09	2.54	2.63	(0.67)	(0.27)	(0.94)	9.27	39.27	195,624	1.00 (d)	1.05 (d)	2.23 (d)	46
Year ended 10/31/25	7.03	0.20	0.68	0.88	(0.18)	(0.15)	(0.33)	7.58	13.08	163,164	1.05	1.12	2.85	44
Year ended 10/31/24	7.02	0.25	0.00	0.25	(0.21)	(0.03)	(0.24)	7.03	3.82	181,209	1.09	1.15	3.60	87
Year ended 10/31/23	7.56	0.24	(0.09)	0.15	(0.69)	—	(0.69)	7.02	2.27	207,584	1.07	1.12	3.35	17
Year ended 10/31/22	8.28	(0.01)	0.47	0.46	(1.18)	—	(1.18)	7.56	6.77	383,476	1.04	1.10	(0.14)	106
Year ended 10/31/21	5.98	(0.08)	2.38	2.30	—	—	—	8.28	38.46	472,776	1.04	1.08	(1.00)	14

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Consolidated Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund III Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary.  The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities.  The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to provide total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
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Invesco Balanced-Risk Commodity Strategy Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s consolidated financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s
12
Invesco Balanced-Risk Commodity Strategy Fund

servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements.
J.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made on non-LME futures contracts depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. For LME contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as unrealized appreciation or depreciation on the Consolidated Statement of Assets and Liabilities. When LME or non-LME contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. For settlement of LME commodity futures contracts, cash is not transferred until the settled futures contracts expire. Net realized gains or losses on LME contracts which have been closed out but for which the contract has not yet expired are reflected as a receivable or payable on the Consolidated Statement of Assets and Liabilities. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
K.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
L.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.
Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making
13
Invesco Balanced-Risk Commodity Strategy Fund

capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Effective March 12, 2026, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.880%
Next $250 million	0.850%
Next $500 million	0.820%
Next $1 billion	0.800%
Over $2 billion	0.780%
Prior to March 12, 2026, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	1.050%
Next $250 million	1.025%
Next $500 million	1.000%
Next $1.5 billion	0.975%
Next $2.5 billion	0.950%
Next $2.5 billion	0.925%
Next $2.5 billion	0.900%
Over $10 billion	0.875%
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.96%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Effective March 1, 2026, the Adviser has contractually agreed, through at least February 28, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including fiscal year-end Acquired Fund Fees and Expenses of 0.09% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.53%, 2.28%, 1.78%, 1.28%, 1.12% and 1.05%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to March 1, 2026, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including fiscal year-end Acquired Fund Fees and Expenses of 0.09% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 2.15%, 1.65%, 1.15%, 1.15% and 1.15%, respectively, of the Fund’s average daily net assets.  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2027.  During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
14
Invesco Balanced-Risk Commodity Strategy Fund

Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $265,171 and reimbursed class level expenses of $29,730, $8,145, $5,906, $354,027, $34,723 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2026, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $17,756 in front-end sales commissions from the sale of Class A shares and $5 and $591 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$249,451,420	$—	$249,451,420
Commodity-Linked Securities	—	114,868,409	—	114,868,409
Money Market Funds	777,702,920	—	—	777,702,920
Total Investments in Securities	777,702,920	364,319,829	—	1,142,022,749
Other Investments - Assets*
Futures Contracts	7,151,142	—	—	7,151,142
Swap Agreements	—	49,850,563	—	49,850,563
	7,151,142	49,850,563	—	57,001,705
15
Invesco Balanced-Risk Commodity Strategy Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Futures Contracts	$(9,992,818)	$—	$—	$(9,992,818)
Swap Agreements	—	(4,611,280)	—	(4,611,280)
	(9,992,818)	(4,611,280)	—	(14,604,098)
Total Other Investments	(2,841,676)	45,239,283	—	42,397,607
Total Investments	$774,861,244	$409,559,112	$—	$1,184,420,356

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
Value
Derivative Assets	Commodity Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$7,151,142
Unrealized appreciation on swap agreements — OTC	49,850,563
Total Derivative Assets	57,001,705
Derivatives not subject to master netting agreements	(7,151,142)
Total Derivative Assets subject to master netting agreements	$49,850,563
Value
Derivative Liabilities	Commodity Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(9,992,818)
Unrealized depreciation on swap agreements — OTC	(4,611,280)
Total Derivative Liabilities	(14,604,098)
Derivatives not subject to master netting agreements	9,992,818
Total Derivative Liabilities subject to master netting agreements	$(4,611,280)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$16,334,040	$(10,321)	$16,323,719	$—	$(16,323,719)	$—
BNP Paribas S.A.	6,503,478	(8,943)	6,494,535	(6,494,535)	—	—
Canadian Imperial Bank of Commerce	—	(106,992)	(106,992)	—	—	(106,992)
Citibank, N.A.	4,811,626	(557,810)	4,253,816	—	(3,250,000)	1,003,816
Goldman Sachs International	—	(65,728)	(65,728)	—	—	(65,728)
J.P. Morgan Chase Bank, N.A.	14,095,738	(7,359)	14,088,379	(14,088,379)	—	—
Macquarie Bank Ltd.	—	(2,834,370)	(2,834,370)	—	2,400,000	(434,370)
Merrill Lynch International	12,461,963	(1,430,258)	11,031,705	—	(9,540,000)	1,491,705
Morgan Stanley and Co. International PLC	8,105,681	(1,064,490)	7,041,191	—	(5,690,000)	1,351,191
Total	$62,312,526	$(6,086,271)	$56,226,255	$(20,582,914)	$(32,403,719)	$3,239,622
16
Invesco Balanced-Risk Commodity Strategy Fund

Effect of Derivative Investments for the six months ended April 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Consolidated Statement of Operations
Commodity Risk
Realized Gain:
Futures contracts	$42,105,009
Swap agreements	278,291,731
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(15,568,189)
Swap agreements	37,456,919
Total	$342,285,470
The table below summarizes the average notional value of derivatives held during the period.
	Futures Contracts	Swap Agreements
Average notional value	$318,804,595	$723,725,861

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $22,000,000 and $16,742,071, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$72,487,674
Aggregate unrealized (depreciation) of investments	(14,608,000)
Net unrealized appreciation of investments	$57,879,674
Cost of investments for tax purposes is $1,126,305,398.
17
Invesco Balanced-Risk Commodity Strategy Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	2,352,181	$18,539,646	1,380,707	$9,134,964
Class C	661,562	4,772,169	205,904	1,237,196
Class R	369,615	2,754,125	357,453	2,287,920
Class Y	11,927,081	92,392,609	53,650,696	363,943,966
Class R5	91,744	776,734	745,743	5,136,895
Class R6	1,756,170	14,009,425	2,396,389	16,594,673
Issued as reinvestment of dividends:
Class A	924,584	5,926,582	405,513	2,579,060
Class C	305,902	1,734,467	105,023	600,732
Class R	208,350	1,289,685	65,217	402,391
Class Y	8,545,942	57,086,891	1,709,869	11,268,039
Class R5	2,686,697	18,081,469	1,007,779	6,681,573
Class R6	649,472	4,383,935	221,857	1,475,346
Automatic conversion of Class C shares to Class A shares:
Class A	83,299	657,512	75,358	501,677
Class C	(94,236)	(657,512)	(83,985)	(501,677)
Reacquired:
Class A	(1,594,118)	(12,141,475)	(4,068,810)	(26,839,835)
Class C	(662,806)	(4,723,570)	(681,919)	(4,095,401)
Class R	(471,051)	(3,719,931)	(364,572)	(2,336,306)
Class Y	(18,938,026)	(152,607,879)	(18,101,541)	(125,238,238)
Class R5	(2,844,122)	(23,154,584)	(2,748,589)	(19,158,308)
Class R6	(2,820,089)	(22,238,722)	(6,864,516)	(46,901,277)
Net increase in share activity	3,138,151	$3,161,576	29,413,576	$196,773,390

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18
Invesco Balanced-Risk Commodity Strategy Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
19
Invesco Balanced-Risk Commodity Strategy Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
BRCS-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Core Bond Fund
Nasdaq:
A: OPIGX ■ C: OPBCX ■ R: OPBNX ■ Y: OPBYX ■ R5:TRTMX ■ R6: OPBIX

2	Schedule of Investments
34	Financial Statements
37	Financial Highlights
38	Notes to Financial Statements
45	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–41.14%
Advertising–0.14%
Omnicom Group, Inc.,
4.20%, 03/02/2029	$836,000	$826,819
2.45%, 04/30/2030	100,000	91,945
2.60%, 08/01/2031	250,000	224,327
5.30%, 06/02/2036	3,036,000	2,935,839
		4,078,930
Aerospace & Defense–0.95%
BAE Systems PLC (United Kingdom),
5.00%, 03/26/2027(b)	565,000	569,060
5.13%, 03/26/2029(b)	592,000	604,380
Boeing Co. (The),
6.26%, 05/01/2027	39,000	39,667
6.30%, 05/01/2029	27,000	28,323
6.39%, 05/01/2031	4,000	4,273
6.53%, 05/01/2034	35,000	38,288
6.88%, 03/15/2039	100,000	110,885
5.81%, 05/01/2050	5,000	4,875
General Dynamics Corp., 4.95%, 08/15/2035	22,000	22,136
Hexcel Corp., 5.88%, 02/26/2035	257,000	264,530
Honeywell Aerospace, Inc.,
3.90%, 03/16/2028(b)	5,620,000	5,579,884
4.00%, 03/16/2029(b)	2,213,000	2,189,798
4.30%, 03/16/2031(b)	1,086,000	1,073,071
4.60%, 03/16/2033(b)	1,316,000	1,299,825
4.95%, 03/16/2036(b)	3,727,000	3,686,120
5.73%, 03/16/2056(b)	5,812,000	5,720,396
Howmet Aerospace, Inc.,
3.75%, 03/03/2028	1,578,000	1,561,532
3.90%, 04/15/2029	491,000	484,041
4.85%, 10/15/2031	16,000	16,142
4.55%, 11/15/2032	989,000	972,989
4.75%, 04/15/2036	1,113,000	1,081,615
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	40,000	40,828
5.75%, 01/15/2035	184,000	190,755
L3Harris Technologies, Inc., 5.40%, 07/31/2033	1,000	1,026
Lockheed Martin Corp.,
4.15%, 08/15/2028	486,000	486,283
4.50%, 02/15/2029	35,000	35,218
4.40%, 08/15/2030	320,000	319,997
4.75%, 02/15/2034	2,000	1,998
4.80%, 08/15/2034	18,000	17,947
5.20%, 02/15/2064	100,000	90,554
RTX Corp.,
5.75%, 01/15/2029	15,000	15,551
6.00%, 03/15/2031	7,000	7,441
5.15%, 02/27/2033	6,000	6,121
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	200,000	200,017
Principal Amount		Value
Aerospace & Defense–(continued)
Textron, Inc., 4.95%, 03/15/2036	$189,000	$184,677
		26,950,243
Agricultural & Farm Machinery–0.52%
AGCO Corp.,
5.45%, 03/21/2027	26,000	26,196
5.80%, 03/21/2034	11,000	11,336
CNH Industrial Capital LLC, 4.75%, 03/21/2028	81,000	81,419
Deere Funding Canada Corp., 4.15%, 10/09/2030	1,699,000	1,678,502
Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028(b)	988,000	988,952
6.38%, 07/01/2055(b)	330,000	332,374
John Deere Capital Corp.,
Series I, 4.13%, 01/18/2029	8,154,000	8,140,089
3.90%, 03/09/2029	1,412,000	1,401,276
4.20%, 03/10/2031	1,466,000	1,451,220
4.70%, 06/10/2030	25,000	25,311
4.38%, 10/15/2030	647,000	646,169
5.10%, 04/11/2034	24,000	24,457
		14,807,301
Agricultural Products & Services–0.03%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	110,000	105,440
Cargill, Inc., 4.13%, 10/23/2030(b)	669,000	658,943
		764,383
Air Freight & Logistics–0.03%
GXO Logistics, Inc.,
6.25%, 05/06/2029	62,000	64,377
6.50%, 05/06/2034	132,000	139,403
United Parcel Service, Inc.,
4.65%, 10/15/2030	235,000	238,745
5.15%, 05/22/2034	15,000	15,408
5.25%, 05/14/2035	33,000	33,815
5.50%, 05/22/2054	1,000	959
5.95%, 05/14/2055	100,000	101,560
6.05%, 05/14/2065	130,000	131,427
		725,694
Apparel, Accessories & Luxury Goods–0.03%
Gildan Activewear, Inc. (Canada),
4.70%, 10/07/2030(b)	570,000	564,383
5.40%, 10/07/2035(b)	75,000	73,464
Tapestry, Inc., 5.50%, 03/11/2035	250,000	251,274
		889,121
Application Software–0.76%
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	6,062,000	6,063,832
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Core Bond Fund

Principal Amount		Value
Application Software–(continued)
Roper Technologies, Inc.,
4.25%, 09/15/2028	$218,000	$216,443
4.50%, 10/15/2029	37,000	36,824
4.45%, 09/15/2030	247,000	243,396
4.75%, 02/15/2032	22,000	21,812
4.90%, 10/15/2034	25,000	24,236
5.10%, 09/15/2035	106,000	102,962
Salesforce, Inc.,
1.50%, 07/15/2028	440,000	413,567
4.65%, 03/15/2029	150,000	150,318
4.90%, 09/15/2031	8,299,000	8,276,557
5.55%, 03/15/2036	5,670,000	5,656,464
6.40%, 03/15/2046	250,000	250,065
		21,456,476
Asset Management & Custody Banks–0.33%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	60,000	60,016
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	27,000	27,926
5.15%, 05/15/2033	7,000	7,152
5.20%, 04/15/2035	89,000	89,379
Ares Capital Corp., 3.20%, 11/15/2031	120,000	105,224
Bank of New York Mellon Corp. (The),
4.33% (SOFR + 0.68%), 06/09/2028(c)	542,000	542,913
4.44%, 06/09/2028(d)	312,000	312,713
4.89%, 07/21/2028(d)	213,000	214,655
4.98%, 03/14/2030(d)	6,000	6,090
4.54%, 04/23/2032(d)	2,260,000	2,251,846
5.06%, 07/22/2032(d)	55,000	56,083
5.09%, 04/23/2037(d)	3,494,000	3,468,451
BlackRock, Inc., 4.75%, 05/25/2033	7,000	7,059
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	100,000	101,870
Citadel L.P.,
6.00%, 01/23/2030(b)	18,000	18,598
6.38%, 01/23/2032(b)	39,000	40,845
Golub Capital Private Credit Fund, 5.80%, 09/12/2029	200,000	198,293
Northern Trust Corp.,
4.00%, 05/10/2027	200,000	199,889
4.15%, 11/19/2030	476,000	472,215
6.13%, 11/02/2032	2,000	2,145
5.12%, 11/19/2040(d)	221,000	216,646
State Street Corp., 4.78%, 10/23/2036(d)	120,000	117,103
Voya Global Funding, 4.60%, 11/24/2030(b)	954,000	942,765
		9,459,876
Principal Amount		Value
Automobile Manufacturers–1.66%
American Honda Finance Corp.,
4.70%, 01/12/2028	$7,000	$7,027
4.15%, 01/08/2029	1,799,000	1,778,517
2.25%, 01/12/2029	100,000	93,995
4.60%, 04/17/2030	4,000	3,970
5.85%, 10/04/2030	200,000	208,028
5.05%, 07/10/2031	110,000	110,678
4.90%, 01/10/2034	11,000	10,774
5.20%, 03/05/2035	100,000	99,107
Series A, 4.55%, 04/10/2028	1,806,000	1,807,391
4.90%, 04/10/2031	1,404,000	1,401,653
Daimler Truck Finance North America LLC (Germany),
5.00%, 01/15/2027(b)	462,000	464,559
4.30%, 08/12/2027(b)	731,000	729,846
4.15%, 01/12/2029(b)	2,158,000	2,130,977
4.65%, 10/12/2030(b)	532,000	529,843
5.00%, 10/12/2032(b)	1,447,000	1,444,053
5.38%, 01/18/2034(b)	225,000	227,111
5.63%, 01/13/2035(b)	212,000	215,346
Daimler Trucks Finance North America LLC (Germany), 5.13%, 01/19/2028(b)	487,000	491,440
Ford Motor Credit Co. LLC,
5.92%, 03/20/2028	669,000	678,315
6.80%, 11/07/2028	735,000	762,525
General Motors Co., 6.60%, 04/01/2036	100,000	107,105
Honda Motor Co. Ltd. (Japan),
4.44%, 07/08/2028	1,511,000	1,508,556
4.69%, 07/08/2030	495,000	492,991
5.34%, 07/08/2035	333,000	333,349
Hyundai Capital America,
5.65%, 06/26/2026(b)	23,000	23,046
5.25%, 01/08/2027(b)	65,000	65,394
4.88%, 06/23/2027(b)	659,000	661,809
5.00%, 01/07/2028(b)	312,000	314,066
5.60%, 03/30/2028(b)	12,000	12,210
4.60%, 04/06/2028(b)	4,475,000	4,476,277
4.25%, 01/08/2029(b)	2,673,000	2,644,835
5.35%, 03/19/2029(b)	10,000	10,182
4.75%, 04/06/2029(b)	2,968,000	2,972,966
5.30%, 01/08/2030(b)	129,000	131,190
5.80%, 04/01/2030(b)	2,000	2,069
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	2,323,000	2,350,711
Mercedes-Benz Finance North America LLC (Germany),
4.80%, 01/11/2027(b)	455,000	457,517
4.13%, 03/10/2028(b)	3,252,000	3,236,785
5.10%, 08/03/2028(b)	465,000	471,779
4.85%, 01/11/2029(b)	537,000	541,696
8.50%, 01/18/2031	100,000	115,942
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Core Bond Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
PACCAR Financial Corp.,
4.25%, 06/23/2027	$843,000	$845,628
4.60%, 01/10/2028	13,000	13,107
4.00%, 09/26/2029	124,000	123,561
Series R, 4.00%, 11/07/2028	1,325,000	1,320,590
3.90%, 02/05/2029	2,223,000	2,207,007
Toyota Motor Credit Corp.,
4.63%, 01/12/2028	4,000	4,035
4.55%, 08/09/2029	52,000	52,322
5.55%, 11/20/2030	110,000	114,671
Series B, 4.05%, 03/13/2029	3,169,000	3,148,436
4.60%, 03/11/2033	1,923,000	1,896,967
Volkswagen Group of America Finance LLC (Germany),
4.90%, 08/14/2026(b)	644,000	644,909
5.30%, 03/22/2027(b)	724,000	730,165
5.25%, 03/22/2029(b)	697,000	705,352
4.95%, 08/15/2029(b)	724,000	726,643
5.60%, 03/22/2034(b)	330,000	331,161
		46,990,184
Automotive Parts & Equipment–1.31%
BMW US Capital LLC (Germany),
4.15%, 08/11/2027(b)	944,000	941,921
4.30%, 03/17/2028(b)	12,827,000	12,821,564
4.40%, 03/19/2029(b)	5,419,000	5,411,552
4.50%, 08/11/2030(b)	168,000	166,478
4.65%, 03/19/2031(b)	3,687,000	3,667,105
5.00%, 03/19/2033(b)	2,033,000	2,024,556
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	12,000	12,066
5.00%, 02/15/2029(b)	27,000	27,388
4.50%, 10/30/2029(b)	4,546,000	4,537,461
4.70%, 04/30/2031(b)	4,244,000	4,235,395
4.90%, 05/01/2033(b)	7,000	6,984
5.25%, 04/30/2036(b)	3,233,000	3,226,119
Magna International, Inc. (Canada), 5.88%, 06/01/2035	12,000	12,509
		37,091,098
Automotive Retail–0.00%
AutoZone, Inc.,
5.05%, 07/15/2026	8,000	8,013
5.20%, 08/01/2033	5,000	5,070
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	34,000	33,713
		46,796
Biotechnology–0.01%
AbbVie, Inc.,
4.80%, 03/15/2027	149,000	149,914
4.80%, 03/15/2029	86,000	87,260
4.95%, 03/15/2031	110,000	112,288
5.05%, 03/15/2034	28,000	28,399
5.40%, 03/15/2054	2,000	1,899
5.50%, 03/15/2064	2,000	1,898
Amgen, Inc.,
5.15%, 03/02/2028	10,000	10,141
5.25%, 03/02/2030	4,000	4,102
Principal Amount		Value
Biotechnology–(continued)
Gilead Sciences, Inc., 5.25%, 10/15/2033	$3,000	$3,106
		399,007
Brewers–0.06%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.00%, 06/15/2034	110,000	111,476
Maple Parent Holdings Corp., 4.75%, 03/26/2029(b)	1,538,000	1,537,953
		1,649,429
Broadline Retail–0.66%
Amazon.com, Inc.,
4.25%, 03/13/2031	5,435,000	5,383,270
4.88%, 03/13/2036	7,047,000	6,946,350
5.65%, 03/13/2046	4,383,000	4,325,390
5.80%, 03/13/2056	2,115,000	2,083,127
5.55%, 11/20/2065	100,000	93,374
		18,831,511
Building Products–0.10%
CRH America Finance, Inc.,
4.40%, 02/09/2031	853,000	842,573
5.00%, 02/09/2036	280,000	275,676
5.60%, 02/09/2056	5,000	4,801
Owens Corning, 5.95%, 06/15/2054	220,000	217,971
Rentokil Terminix Funding PLC (United Kingdom), 4.63%, 04/23/2031(b)	1,574,000	1,558,090
		2,899,111
Cable & Satellite–0.05%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
3.75%, 02/15/2028	340,000	334,522
2.30%, 02/01/2032	200,000	170,959
6.65%, 02/01/2034	9,000	9,338
5.85%, 12/01/2035	105,000	102,510
6.70%, 12/01/2055	70,000	66,034
Comcast Corp.,
5.50%, 11/15/2032	4,000	4,156
4.80%, 05/15/2033	300,000	298,117
5.35%, 05/15/2053	200,000	175,658
6.05%, 05/15/2055	76,000	74,745
Time Warner Cable LLC, 6.75%, 06/15/2039	120,000	119,113
		1,355,152
Cargo Ground Transportation–0.16%
Fedex Freight Holding Co., Inc.,
4.30%, 03/15/2029(b)	1,142,000	1,128,424
4.65%, 03/15/2031(b)	917,000	904,324
4.95%, 03/15/2033(b)	350,000	343,874
5.25%, 03/15/2036(b)	933,000	908,603
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Core Bond Fund

Principal Amount		Value
Cargo Ground Transportation–(continued)
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	$5,000	$5,004
5.35%, 01/12/2027(b)	5,000	5,032
5.70%, 02/01/2028(b)	4,000	4,065
5.55%, 05/01/2028(b)	9,000	9,146
6.05%, 08/01/2028(b)	8,000	8,232
5.25%, 02/01/2030(b)	240,000	243,438
4.55%, 01/15/2031(b)	816,000	807,691
Ryder System, Inc., 4.90%, 12/01/2029	81,000	81,929
		4,449,762
Casinos & Gaming–0.01%
Las Vegas Sands Corp., 5.63%, 06/15/2028	300,000	304,425
Coal & Consumable Fuels–0.05%
Australian MetCoal Financing Pty Ltd. (Australia),
6.25%, 10/22/2031(b)	661,000	670,221
6.75%, 04/22/2034(b)	731,000	745,677
		1,415,898
Commercial & Residential Mortgage Finance–0.06%
Aviation Capital Group LLC,
6.75%, 10/25/2028(b)	29,000	30,341
4.25%, 04/30/2029(b)	392,000	386,586
4.80%, 10/24/2030(b)	714,000	709,159
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	631,000	637,429
Radian Group, Inc., 6.20%, 05/15/2029	34,000	35,177
		1,798,692
Computer & Electronics Retail–0.07%
Dell International LLC/EMC Corp.,
5.50%, 04/01/2035	179,000	182,183
8.35%, 07/15/2046	240,000	297,978
Leidos, Inc.,
4.10%, 03/15/2029	1,548,000	1,529,447
5.75%, 03/15/2033	4,000	4,156
		2,013,764
Construction & Engineering–0.01%
WSP Global, Inc. (Canada), 5.04%, 09/18/2031(b)	300,000	298,841
Construction Machinery & Heavy Transportation Equipment– 0.58%
Caterpillar Financial Services Corp.,
3.95%, 11/14/2028	2,130,000	2,121,832
3.75%, 02/23/2029	7,320,000	7,229,222
4.15% (SOFR + 0.49%), 02/23/2029(c)	3,762,000	3,759,455
Caterpillar, Inc.,
2.60%, 09/19/2029	500,000	474,208
5.20%, 05/15/2035	50,000	51,284
Cummins, Inc.,
4.70%, 02/15/2031	535,000	540,934
5.30%, 05/09/2035	53,000	54,159
Principal Amount		Value
Construction Machinery & Heavy Transportation Equipment– (continued)
Komatsu Finance America, Inc.,
5.65%, 10/06/2027(b)	$637,000	$647,630
4.20%, 09/18/2030(b)	1,125,000	1,107,816
Wabtec Corp., 4.70%, 09/15/2028	150,000	150,489
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	270,000	273,446
5.50%, 05/29/2035	133,000	136,062
		16,546,537
Consumer Electronics–0.07%
Tyco Electronics Group S.A. (Switzerland),
4.50%, 02/09/2031	880,000	876,939
4.88%, 02/09/2036	1,009,000	994,363
		1,871,302
Consumer Finance–0.52%
Ally Financial, Inc., 8.00%, 11/01/2031	260,000	290,512
American Express Co.,
4.73%, 04/25/2029(d)	180,000	180,986
4.91% (SOFR + 1.26%), 04/25/2029(c)	573,000	579,440
4.35%, 07/20/2029(d)	914,000	912,382
4.46% (SOFR + 0.81%), 07/20/2029(c)	1,362,000	1,364,674
5.53%, 04/25/2030(d)	72,000	74,114
4.44%, 05/03/2030(d)	6,709,000	6,697,070
5.02%, 04/25/2031(d)	393,000	398,773
4.99%, 05/26/2033(d)	220,000	218,862
4.92%, 07/20/2033(d)	624,000	625,646
4.80%, 10/24/2036(d)	681,000	659,919
Capital One Financial Corp.,
4.49%, 09/11/2031(d)	665,000	654,468
4.72%, 01/30/2032(d)	1,764,000	1,743,433
5.40%, 01/30/2037(d)	171,000	168,033
Synchrony Financial, 5.02%, 07/29/2029(d)	99,000	99,031
		14,667,343
Consumer Staples Merchandise Retail–0.00%
Target Corp., 4.50%, 09/15/2032	4,000	4,024
Data Center REITs–0.01%
Equinix, Inc., 3.20%, 11/18/2029	200,000	190,959
Distillers & Vintners–0.01%
Brown-Forman Corp., 4.75%, 04/15/2033	3,000	2,955
Constellation Brands, Inc.,
4.80%, 05/01/2030	60,000	60,502
4.90%, 05/01/2033	2,000	1,981
4.95%, 11/01/2035	63,000	61,216
Diageo Capital PLC (United Kingdom), 5.50%, 01/24/2033	200,000	207,167
		333,821
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Core Bond Fund

Principal Amount		Value
Distributors–0.01%
Genuine Parts Co.,
6.50%, 11/01/2028	$12,000	$12,431
4.95%, 08/15/2029	149,000	148,821
6.88%, 11/01/2033	9,000	9,764
		171,016
Diversified Banks–8.23%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 4.97%, 05/08/2031	4,400,000	4,404,498
Banco Santander S.A. (Spain),
3.80%, 02/23/2028	200,000	197,512
5.55%, 03/14/2028(d)	600,000	605,047
4.60%, 04/15/2029	5,600,000	5,588,251
5.07%, 11/06/2030	1,200,000	1,184,086
4.87%, 04/15/2031	2,800,000	2,787,852
5.13%, 11/06/2035	400,000	391,198
5.44%, 04/15/2036	3,000,000	2,979,505
Bank of America Corp.,
3.82%, 01/20/2028(d)	400,000	398,493
4.95%, 07/22/2028(d)	2,000	2,012
6.20%, 11/10/2028(d)	100,000	102,631
4.48% (SOFR + 0.83%), 01/24/2029(c)	133,000	133,233
5.20%, 04/25/2029(d)	13,000	13,177
4.62%, 05/09/2029(d)	224,000	224,584
5.82%, 09/15/2029(d)	19,000	19,553
4.48%, 04/23/2030(d)	1,083,000	1,079,942
4.66% (SOFR + 1.01%), 01/24/2031(c)	113,000	112,964
5.16%, 01/24/2031(d)	62,000	63,167
4.46%, 02/06/2032(d)	3,405,000	3,358,638
4.70%, 04/23/2032(d)	862,000	858,659
5.52%, 10/25/2035(d)	200,000	201,576
2.48%, 09/21/2036(d)	220,000	191,316
3.85%, 03/08/2037(d)	220,000	204,438
5.49%, 04/23/2037(d)	5,096,000	5,068,564
Series N, 4.52% (SOFR + 0.87%), 02/06/2032(c)	4,347,000	4,313,535
Series RR, 4.38%(d)(e)	817,000	809,952
Bank of Montreal (Canada),
5.30%, 06/05/2026	5,000	5,006
Series J, 4.34%, 03/19/2030(d)	2,052,000	2,041,621
Bank of New York Mellon (The), 4.73%, 04/20/2029(d)	804,000	810,584
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(d)(f)	809,000	827,419
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(d)	1,784,000	1,873,922
8.00%, 01/27/2084(d)	649,000	688,627
6.88%, 10/27/2085(d)	430,000	435,325
Principal Amount		Value
Diversified Banks–(continued)
Barclays PLC (United Kingdom),
5.83%, 05/09/2027(d)	$200,000	$200,049
6.50%, 09/13/2027(d)	400,000	402,940
4.48%, 11/11/2029(d)	963,000	958,169
4.22%, 05/24/2030(d)	1,886,000	1,860,794
4.59% (SOFR + 0.93%), 05/24/2030(c)	1,028,000	1,026,262
5.37%, 02/25/2031(d)	666,000	678,089
4.52%, 02/24/2032(d)	1,569,000	1,536,801
7.44%, 11/02/2033(d)	200,000	223,882
5.86%, 08/11/2046(d)	78,000	77,335
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(d)	593,000	594,822
5.10% (SOFR + 1.43%), 05/09/2029(b)(c)	993,000	1,000,075
5.09%, 05/09/2031(b)(d)	984,000	993,448
7.20%(b)(d)(e)	1,517,000	1,526,680
BPCE S.A. (France),
6.92%, 01/14/2046(b)(d)	257,000	262,934
6.35%, 01/13/2047(b)(d)	258,000	249,154
CaixaBank S.A. (Spain),
4.89%, 07/03/2031(b)(d)	622,000	623,077
5.40%, 04/22/2037(b)(d)	1,369,000	1,352,957
Citibank N.A., 4.93%, 08/06/2026	950,000	951,490
Citigroup, Inc.,
4.81% (SOFR + 1.14%), 05/07/2028(c)	490,000	492,253
5.17%, 02/13/2030(d)	24,000	24,370
4.54%, 09/19/2030(d)	156,000	155,447
4.41%, 03/31/2031(d)	300,000	296,785
5.13% (SOFR + 1.46%), 05/07/2031(c)	809,000	822,859
4.50%, 09/11/2031(d)	946,000	935,643
6.17%, 05/25/2034(d)	13,000	13,548
5.41%, 09/19/2039(d)	60,000	58,998
5.61%, 03/04/2056(d)	7,000	6,767
6.63%(d)(e)	5,390,000	5,459,244
Series JJ, 6.50%(d)(e)	3,997,000	4,020,398
Cooperatieve Rabobank U.A. (Netherlands),
4.33%, 08/28/2026	958,000	958,778
3.96%, 10/17/2028	1,214,000	1,208,764
5.25%, 05/24/2041	400,000	393,158
Credit Agricole S.A. (France),
5.22%, 05/27/2031(b)(d)	784,000	793,794
4.82%, 09/25/2033(b)(d)	1,494,000	1,465,810
Danske Bank A/S (Denmark),
4.66%, 03/27/2029(b)(d)	2,288,000	2,290,944
5.00%, 03/27/2032(b)(d)	2,279,000	2,287,193
Depository Trust Co. (The),
4.30%, 03/27/2029(b)	1,732,000	1,731,972
4.55%, 03/27/2031(b)	1,061,000	1,062,802
Fifth Third Bancorp,
1.71%, 11/01/2027(d)	4,000	3,947
6.34%, 07/27/2029(d)	3,000	3,107
4.77%, 07/28/2030(d)	4,000	4,001
4.90%, 09/06/2030(d)	300,000	301,184
5.63%, 01/29/2032(d)	4,000	4,130
4.57%, 04/29/2032(d)	1,650,000	1,625,497
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Fifth Third Financial Corp., 5.98%, 01/30/2030(d)	$6,000	$6,189
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(d)	569,000	571,215
5.60%, 05/17/2028(d)	751,000	759,512
5.21%, 08/11/2028(d)	630,000	635,232
4.70% (SOFR + 1.04%), 11/19/2028(c)	760,000	763,491
5.55%, 03/04/2030(d)	200,000	204,765
4.40%, 03/10/2030(d)	1,434,000	1,424,133
4.96% (SOFR + 1.29%), 11/19/2030(c)	724,000	731,272
5.29%, 11/19/2030(d)	642,000	653,881
5.13%, 03/03/2031(d)	585,000	592,486
5.24%, 05/13/2031(d)	739,000	750,300
2.36%, 08/18/2031(d)	300,000	271,663
4.68%, 03/10/2032(d)	1,813,000	1,792,592
5.72%, 03/04/2035(d)	220,000	226,243
5.79%, 05/13/2036(d)	220,000	227,085
5.28%, 03/10/2037(d)	1,819,000	1,794,725
6.33%, 03/09/2044(d)	341,000	361,367
6.75%(d)(e)	980,000	993,049
6.88%(d)(e)	720,000	740,040
7.00%(d)(e)	991,000	1,011,578
HSBC USA, Inc., 4.65%, 06/03/2028	767,000	772,162
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(d)	587,000	599,077
5.42%, 03/23/2037(d)	3,460,000	3,457,689
JPMorgan Chase & Co.,
4.25%, 10/01/2027	110,000	110,092
5.57%, 04/22/2028(d)	60,000	60,676
4.85%, 07/25/2028(d)	3,000	3,017
4.45% (SOFR + 0.80%), 01/24/2029(c)	198,000	198,488
4.92%, 01/24/2029(d)	55,000	55,452
5.30%, 07/24/2029(d)	13,000	13,218
6.09%, 10/23/2029(d)	18,000	18,665
5.01%, 01/23/2030(d)	10,000	10,121
5.58%, 04/22/2030(d)	46,000	47,298
4.41%, 04/23/2030(d)	4,672,000	4,653,945
5.00%, 07/22/2030(d)	90,000	91,125
4.60%, 10/22/2030(d)	155,000	155,420
5.14%, 01/24/2031(d)	125,000	127,248
5.10%, 04/22/2031(d)	211,000	215,010
4.26%, 10/22/2031(d)	1,124,000	1,106,114
4.35%, 01/22/2032(d)	1,468,000	1,445,899
4.62%, 04/23/2032(d)	6,230,000	6,201,603
2.55%, 11/08/2032(d)	340,000	302,678
4.59%, 04/26/2033(d)	3,000	2,962
5.72%, 09/14/2033(d)	4,000	4,152
4.81%, 10/22/2036(d)	361,000	350,810
4.90%, 01/22/2037(d)	597,000	582,188
5.15%, 04/23/2037(d)	2,121,000	2,109,139
5.53%, 11/29/2045(d)	4,000	3,944
Series NN, 6.88%(d)(e)	46,000	47,951
Series PP, 6.10%(d)(e)	11,284,000	11,284,000
KeyBank N.A., 5.85%, 11/15/2027	936,000	954,103
KeyCorp, 5.31%, 01/28/2037(d)	214,000	210,271
Principal Amount		Value
Diversified Banks–(continued)
Lloyds Banking Group PLC (United Kingdom),
4.43%, 11/04/2031(d)	$1,007,000	$991,790
6.63%(d)(e)	292,000	286,859
Macquarie Bank Ltd. (Australia), 4.13% (SOFR + 0.48%), 02/03/2028(b)(c)	1,952,000	1,951,163
Mitsubishi Ufj Financial Group, Inc. (Japan),
4.59%, 04/18/2030(d)	2,346,000	2,346,394
4.85%, 04/21/2032(d)	1,924,000	1,921,171
2.85%, 01/19/2033(d)	200,000	179,572
5.33%, 04/21/2037(d)	4,138,000	4,132,493
5.87%, 04/21/2047(d)	2,843,000	2,845,748
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(d)	699,000	703,644
5.13% (SOFR + 1.48%), 04/24/2031(c)	576,000	588,503
5.16%, 04/24/2031(d)	600,000	608,622
4.53%, 09/12/2031(d)	952,000	942,644
5.19%, 09/12/2036(d)	303,000	301,258
6.35%(d)(e)	5,481,000	5,525,040
8.20%(d)(e)	4,274,000	4,632,533
Mizuho Bank Ltd. (Japan),
5.19%, 04/16/2036(b)	2,342,000	2,330,468
5.77%, 04/16/2046(b)	2,471,000	2,452,440
Mizuho Financial Group, Inc. (Japan),
4.02%, 03/05/2028	400,000	397,932
5.78%, 07/06/2029(d)	578,000	593,638
5.38%, 05/26/2030(d)	400,000	409,333
5.38%, 07/10/2030(d)	599,000	611,967
4.71%, 07/08/2031(d)	972,000	972,121
4.90% (SOFR + 1.25%), 07/08/2031(c)	1,002,000	1,012,732
Morgan Stanley Bank N.A.,
4.45%, 10/15/2027(d)	944,000	944,632
4.95%, 01/14/2028(d)	850,000	853,455
4.55% (SOFR + 0.90%), 01/12/2029(c)(f)	868,000	871,382
5.02%, 01/12/2029(d)	850,000	858,046
Morgan Stanley Private Bank N.A.,
4.42% (SOFR + 0.77%), 07/06/2028(c)	1,289,000	1,292,439
4.47%, 07/06/2028(d)	1,033,000	1,033,032
4.21%, 02/08/2030(d)	2,404,000	2,378,011
4.44% (SOFR + 0.77%), 02/08/2030(c)	5,296,000	5,270,084
4.73%, 07/18/2031(d)	962,000	960,907
4.47%, 11/19/2031(d)	300,000	296,107
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	837,000	848,513
5.00%, 05/30/2028(b)	928,000	941,514
Nordea Bank Abp (Finland), 6.75%(b)(d)(e)	245,000	250,387
Pinnacle Bank, 5.96%, 01/15/2036(d)	1,078,000	1,071,455
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	$27,000	$27,284
4.08%, 01/26/2029(d)	1,073,000	1,067,612
4.27% (SOFR + 0.62%), 01/26/2029(c)	1,769,000	1,768,358
5.58%, 06/12/2029(d)	13,000	13,315
4.90%, 05/13/2031(d)	433,000	436,449
5.07%, 01/24/2034(d)	110,000	110,387
5.37%, 07/21/2036(d)	86,000	86,465
5.42%, 01/25/2041(d)	342,000	335,551
Royal Bank of Canada (Canada),
4.95%, 02/01/2029	6,000	6,106
7.50%, 05/02/2084(d)	590,000	613,377
6.50%, 11/24/2085(d)	287,000	283,056
6.50%, 05/24/2086(d)	2,912,000	2,884,970
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	585,000	586,616
6.75%, 02/08/2028(b)(d)	580,000	589,730
4.57% (SOFR + 0.92%), 01/13/2030(b)(c)	6,373,000	6,377,209
7.02%, 02/08/2030(b)(d)	582,000	616,006
5.01%, 10/15/2030(b)(d)	756,000	762,049
5.24%, 05/13/2031(b)(d)(f)	689,000	699,460
5.35% (SOFR + 1.68%), 05/13/2031(b)(c)	703,000	719,261
2.68%, 06/29/2032(b)(d)	1,468,000	1,312,020
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.33%, 03/03/2041(d)	2,678,000	2,612,896
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	650,000	653,472
5.20%, 03/07/2027(b)	734,000	740,364
5.55%, 09/14/2028(b)	637,000	653,517
5.20%, 03/07/2029(b)	684,000	697,600
4.35%, 09/11/2030(b)	999,000	992,737
Sumitomo Mitsui Trust Group, Inc. (Japan), 5.42%, 09/11/2036(b)(d)	281,000	276,411
Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029	500,000	505,851
2.45%, 01/12/2032	200,000	177,522
4.93%, 10/15/2035	158,000	154,795
8.13%, 10/31/2082(d)	701,000	729,611
Truist Bank,
4.42% (SOFR + 0.77%), 07/24/2028(c)	1,244,000	1,245,498
2.25%, 03/11/2030	250,000	228,214
U.S. Bancorp,
5.78%, 06/12/2029(d)	110,000	112,900
4.48%, 01/26/2032(d)	1,883,000	1,861,679
4.97%, 07/22/2033(d)	110,000	109,463
UBS AG (Switzerland),
4.16% (SOFR + 0.50%), 05/17/2027(c)	2,267,000	2,268,709
5.65%, 09/11/2028	751,000	774,179
4.30%, 03/16/2029(d)	3,761,000	3,758,059
Principal Amount		Value
Diversified Banks–(continued)
Wells Fargo & Co.,
4.43% (SOFR + 0.78%), 01/24/2028(c)	$234,000	$234,364
5.71%, 04/22/2028(d)	39,000	39,471
4.15%, 01/24/2029	330,000	328,458
5.02% (SOFR + 1.37%), 04/23/2029(c)	279,000	282,429
5.57%, 07/25/2029(d)	13,000	13,288
6.30%, 10/23/2029(d)	16,000	16,657
4.18%, 01/23/2030(d)	746,000	739,511
5.20%, 01/23/2030(d)	19,000	19,324
5.15%, 04/23/2031(d)	379,000	385,609
4.89%, 09/15/2036(d)	360,000	350,831
4.96%, 01/23/2037(d)	563,000	548,720
5.43%, 01/23/2047(d)	94,000	89,429
7.63%(d)(e)	15,000	15,760
Series W, 4.90%, 01/24/2028(d)	86,000	86,312
Series GG, 6.13%(d)(e)	4,942,000	4,960,710
Westpac Banking Corp. (Australia),
4.47% (SOFR + 0.82%), 07/01/2030(c)	336,000	339,306
6.82%, 11/17/2033	18,000	19,694
		233,549,233
Diversified Capital Markets–0.57%
Deutsche Bank AG (Germany),
5.37%, 01/10/2029(d)	533,000	539,121
6.82%, 11/20/2029(d)	150,000	157,445
4.47%, 12/10/2031(d)	901,000	886,931
5.06%, 04/14/2032(d)	1,743,000	1,741,433
UBS Group AG (Switzerland),
4.75%, 05/12/2028(b)(d)	756,000	758,670
5.43%, 02/08/2030(b)(d)	749,000	764,563
4.40%, 09/23/2031(b)(d)	1,064,000	1,045,447
5.01%, 03/23/2037(b)(d)	387,000	375,435
5.20%, 08/10/2037(b)(d)	2,630,000	2,580,004
5.53%, 05/06/2047(b)(d)	300,000	287,948
4.88%(b)(d)(e)	4,242,000	4,242,782
6.60%(b)(d)(e)	881,000	888,896
7.00%(b)(d)(e)	354,000	360,417
7.13%(b)(d)(e)	369,000	377,835
Series 28, 9.25%(b)(d)(e)	594,000	643,159
Series 33, 9.25%(b)(d)(e)	392,000	457,689
		16,107,775
Diversified Financial Services–1.28%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
5.10%, 01/19/2029	547,000	554,075
6.50%, 01/31/2056(d)	677,000	689,621
Amrize Finance US LLC,
4.60%, 04/07/2027	136,000	136,425
4.70%, 04/07/2028	191,000	191,803
4.95%, 04/07/2030	93,000	94,074
Apollo Global Management, Inc., 5.70%, 03/30/2036	130,000	130,535
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Core Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	$162,000	$162,619
6.38%, 05/04/2028(b)	9,000	9,272
4.20%, 04/15/2029(b)	1,543,000	1,515,302
4.70%, 01/30/2031(b)	2,161,000	2,123,196
4.95%, 10/15/2032(b)	1,611,000	1,572,334
BlackRock Funding, Inc.,
4.70%, 03/14/2029	110,000	111,708
4.90%, 01/08/2035	11,000	11,087
5.35%, 01/08/2055	100,000	95,520
Citadel Finance LLC,
4.75%, 02/14/2029(b)	1,957,000	1,927,785
5.90%, 02/10/2030(b)	971,000	979,545
5.15%, 02/14/2031(b)	1,843,000	1,800,566
Citadel Securities Global Holdings LLC,
5.50%, 06/18/2030(b)	743,000	756,291
5.13%, 01/27/2032(b)	2,063,000	2,038,869
6.20%, 06/18/2035(b)	371,000	380,116
5.75%, 03/27/2036(b)	4,020,000	3,968,670
Corebridge Financial, Inc.,
3.90%, 04/05/2032	120,000	112,846
6.05%, 09/15/2033	6,000	6,309
5.75%, 01/15/2034	11,000	11,330
GABX Leasing LLC, 4.63%, 04/15/2031(b)	2,258,000	2,229,492
HUT 8 DC LLC, 6.19%, 11/15/2042(b)	2,699,000	2,723,044
LPL Holdings, Inc.,
5.70%, 05/20/2027	62,000	62,677
5.20%, 03/15/2030	188,000	189,884
5.15%, 06/15/2030	150,000	151,164
5.65%, 03/15/2035	92,000	91,986
LSEG US Fin Corp. (United Kingdom),
4.25%, 03/23/2029(b)	3,808,000	3,778,986
4.50%, 03/23/2031(b)	1,428,000	1,416,038
5.25%, 03/23/2036(b)	1,218,000	1,214,223
Pershing Square Holdings Ltd., 5.50%, 10/28/2032(b)	4,936,000	4,922,805
Wynnton Funding Trust II, 5.99%, 08/15/2055(b)	116,000	114,338
		36,274,535
Diversified Metals & Mining–0.38%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	28,000	28,522
5.25%, 09/08/2030	17,000	17,529
5.13%, 02/21/2032	240,000	245,910
5.25%, 09/08/2033	14,000	14,333
5.75%, 09/05/2055	4,000	4,024
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)	244,000	245,845
5.37%, 04/04/2029(b)	27,000	27,547
5.19%, 04/01/2030(b)	163,000	165,582
4.90%, 07/01/2031(b)	2,022,000	2,025,518
5.20%, 07/01/2033(b)	2,509,000	2,521,168
5.63%, 04/04/2034(b)	9,000	9,253
5.51%, 04/01/2036(b)	4,715,000	4,749,913
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	400,000	429,514
Principal Amount		Value
Diversified Metals & Mining–(continued)
Rio Tinto Finance (USA) PLC (Australia),
4.38%, 03/12/2027	$112,000	$112,435
4.50%, 03/14/2028	26,000	26,142
4.88%, 03/14/2030	164,000	166,485
5.00%, 03/14/2032	97,000	98,833
		10,888,553
Diversified REITs–0.01%
ERP Operating L.P., 4.95%, 06/15/2032	119,000	120,190
Highwoods Realty L.P., 2.60%, 02/01/2031	120,000	106,680
		226,870
Diversified Support Services–0.01%
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	17,000	17,727
5.04%, 03/25/2030(b)	215,000	217,417
		235,144
Electric Utilities–3.81%
AEP Texas, Inc.,
3.95%, 06/01/2028(b)	2,489,000	2,466,774
5.70%, 05/15/2034	70,000	72,301
5.85%, 10/15/2055	200,000	192,426
AEP Transmission Co. LLC, 5.38%, 06/15/2035	12,000	12,203
Alabama Power Co.,
Series C, 4.30%, 03/15/2031	560,000	554,205
5.85%, 11/15/2033	4,000	4,224
5.10%, 04/02/2035	20,000	20,212
American Electric Power Co., Inc.,
5.75%, 11/01/2027	5,000	5,089
5.20%, 01/15/2029	18,000	18,343
Series C, 5.80%, 03/15/2056(d)	1,464,000	1,456,765
Series D, 6.05%, 03/15/2056(d)	34,000	33,908
Arizona Public Service Co., 5.90%, 08/15/2055	11,000	10,822
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	28,000	28,655
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	178,000	179,375
6.19%, 06/01/2035(b)	53,000	54,747
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	120,000	121,446
5.05%, 03/01/2035	16,000	16,018
Commonwealth Edison Co.,
3.70%, 08/15/2028	400,000	395,801
5.95%, 06/01/2055	4,000	4,047
Connecticut Light and Power Co. (The), 4.95%, 08/15/2034	5,000	4,992
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	4,000	4,165
5.75%, 11/15/2055	14,000	13,716
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Core Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Constellation Energy Generation LLC,
3.90%, 01/08/2028	$2,187,000	$2,170,329
6.13%, 01/15/2034	2,000	2,144
6.50%, 10/01/2053	1,000	1,063
5.75%, 03/15/2054	1,000	978
5.88%, 01/15/2066	92,000	88,447
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	91,000	92,657
5.25%, 03/15/2035	70,000	71,119
5.35%, 01/15/2053	1,000	935
Duke Energy Corp., 4.85%, 01/05/2029	18,000	18,180
Duke Energy Florida LLC, 4.20%, 12/01/2030	594,000	587,247
Duke Energy Indiana LLC,
5.40%, 04/01/2053	1,000	931
5.90%, 05/15/2055	1,000	1,002
Edison International, 5.00%, 05/05/2028	1,098,000	1,098,698
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	627,000	641,165
5.25%, 04/22/2036(b)	6,138,000	6,033,453
6.38%, 01/13/2055(b)	2,513,000	2,531,607
6.13%, 04/22/2056(b)	4,969,000	4,815,580
6.25%, 04/22/2066(b)	3,425,000	3,317,534
Emera US Finance LLC,
4.50%, 04/01/2029	2,643,000	2,636,747
5.20%, 04/01/2033	794,000	789,108
Entergy Corp., 5.88%, 06/15/2056(d)	1,190,000	1,190,927
Entergy Louisiana LLC, 5.15%, 09/15/2034	19,000	19,206
Entergy Texas, Inc., 5.25%, 04/15/2035	48,000	48,457
Evergy Metro, Inc.,
4.95%, 04/15/2033	10,000	10,052
5.13%, 08/15/2035	113,000	112,523
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	172,000	170,069
Evergy, Inc., 4.25%, 03/15/2029	514,000	509,956
Exelon Corp.,
5.15%, 03/15/2029	22,000	22,414
5.13%, 03/15/2031	236,000	239,669
5.45%, 03/15/2034	7,000	7,175
5.88%, 03/15/2055	4,000	3,890
FirstEnergy Pennsylvania Electric Co.,
4.15%, 03/15/2028(b)	5,630,000	5,608,129
5.20%, 04/01/2028(b)	3,000	3,040
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	72,000	71,961
5.00%, 01/15/2035	19,000	18,755
Florida Power & Light Co.,
4.80%, 05/15/2033	4,000	4,010
4.70%, 02/15/2036	181,000	176,171
5.80%, 03/15/2065	200,000	197,856
5.60%, 02/15/2066	26,000	24,818
Georgia Power Co.,
4.65%, 05/16/2028	4,000	4,030
4.00%, 10/01/2028	1,192,000	1,184,880
4.95%, 05/17/2033	4,000	4,030
Principal Amount		Value
Electric Utilities–(continued)
Indiana Michigan Power Co., 5.60%, 03/15/2056	$900,000	$871,864
ITC Holdings Corp.,
4.88%, 04/15/2031(b)	2,030,000	2,027,853
5.50%, 04/15/2036(b)	1,099,000	1,106,285
Louisville Gas and Electric Co., 5.85%, 08/15/2055	4,000	3,976
MidAmerican Energy Co., 5.85%, 09/15/2054	1,000	1,001
National Rural Utilities Cooperative Finance Corp.,
Series D, 4.10% (SOFR + 0.43%), 08/09/2027(c)	5,880,000	5,882,515
4.15%, 08/25/2028	748,000	744,706
4.05%, 02/09/2029	3,547,000	3,522,755
4.12%, 09/16/2027	377,000	376,256
3.95%, 12/10/2027	4,479,000	4,458,124
4.85%, 02/07/2029	69,000	69,831
4.40%, 05/11/2029	2,934,000	2,937,068
5.00%, 02/07/2031	67,000	68,399
5.80%, 01/15/2033	4,000	4,224
5.00%, 08/15/2034	174,000	175,392
5.75%, 04/20/2056	6,201,000	6,158,379
5.95%, 04/20/2056	7,251,000	7,189,953
5.95%, 04/20/2056	7,251,000	7,189,953
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	5,000	5,021
4.69%, 09/01/2027	1,088,000	1,093,141
4.85%, 02/04/2028	37,000	37,323
4.90%, 03/15/2029	64,000	64,859
6.70%, 09/01/2054(d)	200,000	205,397
Niagara Mohawk Power Corp.,
4.65%, 10/03/2030(b)	460,000	458,866
5.29%, 01/17/2034(b)	8,000	8,042
Northern States Power Co., 5.65%, 05/15/2055	5,000	4,916
NRG Energy, Inc.,
4.73%, 10/15/2030(b)	965,000	955,203
4.96%, 04/30/2031(b)	1,681,000	1,669,823
5.41%, 10/15/2035(b)	179,000	175,661
OGE Energy Corp., 5.45%, 05/15/2029	800,000	818,953
Oglethorpe Power Corp., 5.90%, 02/01/2055	11,000	10,715
Ohio Power Co., 5.65%, 06/01/2034	13,000	13,387
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	1,000	958
Oncor Electric Delivery Co. LLC,
4.50%, 03/20/2027	280,000	281,102
4.65%, 11/01/2029	142,000	143,172
4.15%, 06/01/2032	110,000	106,928
4.55%, 09/15/2032	110,000	108,760
5.65%, 11/15/2033	5,000	5,237
5.80%, 04/01/2055	4,000	3,937
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Core Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Pacific Gas and Electric Co.,
6.10%, 01/15/2029	$1,005,000	$1,038,851
5.55%, 05/15/2029	110,000	112,511
3.25%, 06/01/2031	440,000	407,571
4.40%, 03/01/2032	220,000	213,262
5.20%, 05/01/2036	1,044,000	1,017,304
6.70%, 04/01/2053	110,000	114,560
6.00%, 05/01/2056	1,297,000	1,236,436
PacifiCorp,
5.10%, 02/15/2029	27,000	27,334
4.65%, 04/15/2029	260,000	260,378
5.30%, 02/15/2031	22,000	22,412
5.45%, 02/15/2034	11,000	11,136
5.80%, 01/15/2055	2,000	1,884
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	45,000	45,418
5.15%, 05/15/2030	110,000	111,904
PPL Capital Funding, Inc., 5.25%, 09/01/2034	7,000	7,071
PPL Electric Utilities Corp., 5.55%, 08/15/2055	5,000	4,839
Public Service Co. of Colorado, 5.35%, 05/15/2034	200,000	203,457
RWE Finance US LLC (Germany), 5.88%, 09/18/2055(b)	234,000	222,941
San Diego Gas & Electric Co., 5.35%, 04/01/2053	1,000	925
Sierra Pacific Power Co., 5.90%, 03/15/2054	1,000	989
Southern California Edison Co.,
2.25%, 06/01/2030	150,000	135,902
2.75%, 02/01/2032	110,000	97,885
3.65%, 02/01/2050	700,000	479,191
5.75%, 04/15/2054	110,000	101,288
Southern Co. (The),
5.70%, 10/15/2032	2,000	2,091
4.85%, 03/15/2035	11,000	10,709
6.00%, 04/01/2058(d)	4,372,000	4,421,382
Southwestern Electric Power Co.,
5.30%, 04/01/2033	5,000	5,076
5.20%, 04/01/2036	1,068,000	1,054,075
Southwestern Public Service Co., 6.00%, 06/01/2054	200,000	201,314
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	99,000	100,476
Tucson Electric Power Co., 5.20%, 09/15/2034	200,000	201,925
Union Electric Co.,
5.20%, 04/01/2034	26,000	26,438
5.25%, 04/15/2035	63,000	64,035
Virginia Electric & Power Co.,
Series C, 4.90%, 09/15/2035	177,000	173,232
Series D, 5.60%, 09/15/2055	19,000	18,047
Virginia Electric and Power Co., 5.00%, 04/01/2033	4,000	4,036
Principal Amount		Value
Electric Utilities–(continued)
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	$99,000	$99,427
4.30%, 10/15/2028(b)	1,874,000	1,853,169
4.60%, 10/15/2030(b)	598,000	587,299
4.70%, 01/31/2031(b)	995,000	980,072
6.95%, 10/15/2033(b)	4,000	4,359
6.00%, 04/15/2034(b)	11,000	11,360
5.70%, 12/30/2034(b)	48,000	48,501
5.35%, 01/31/2036(b)	246,000	240,450
Wisconsin Electric Power Co.,
3.95%, 03/01/2029	1,297,000	1,285,557
4.15%, 10/15/2030	415,000	409,484
Wisconsin Public Service Corp., 4.25%, 01/15/2031	1,142,000	1,130,751
Xcel Energy, Inc.,
4.75%, 03/21/2028	48,000	48,245
3.40%, 06/01/2030	110,000	105,168
		108,123,238
Electrical Components & Equipment–0.19%
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	198,000	198,939
5.25%, 04/30/2032(b)	190,000	193,539
Vertiv Holdings Co.,
4.85%, 03/15/2036	595,000	579,444
5.65%, 03/15/2046	1,037,000	1,000,810
5.80%, 03/15/2056	887,000	860,829
5.95%, 03/15/2066	2,539,000	2,458,610
		5,292,171
Electronic Components–0.18%
Amphenol Corp.,
3.80%, 11/15/2027	2,280,000	2,267,345
4.38%, 06/12/2028	761,000	762,889
4.13%, 11/15/2030	1,186,000	1,168,373
4.40%, 02/15/2033	1,017,000	994,514
5.00%, 01/15/2035	29,000	29,051
		5,222,172
Electronic Equipment & Instruments–0.01%
Keysight Technologies, Inc., 5.35%, 07/30/2030	180,000	184,863
Electronic Manufacturing Services–0.02%
Jabil, Inc., 4.75%, 02/01/2033	677,000	659,578
Environmental & Facilities Services–0.13%
Republic Services, Inc.,
4.88%, 04/01/2029	27,000	27,404
5.00%, 12/15/2033	8,000	8,141
Rollins, Inc., 5.25%, 02/24/2035	30,000	29,985
Veralto Corp.,
5.50%, 09/18/2026	61,000	61,202
5.35%, 09/18/2028	16,000	16,324
Waste Connections, Inc.,
4.20%, 01/15/2033	120,000	115,800
4.80%, 07/15/2036	3,534,000	3,460,887
		3,719,743
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Core Bond Fund

Principal Amount		Value
Fertilizers & Agricultural Chemicals–0.08%
Mosaic Co. (The),
4.35%, 01/15/2029	$870,000	$865,195
4.60%, 11/15/2030	1,368,000	1,356,794
		2,221,989
Financial Exchanges & Data–0.11%
CME Group, Inc., 3.75%, 06/15/2028	120,000	119,165
Intercontinental Exchange, Inc.,
3.63%, 09/01/2028	350,000	344,417
3.95%, 12/01/2028	926,000	918,317
4.20%, 03/15/2031	1,602,000	1,581,023
4.60%, 03/15/2033	2,000	1,982
MSCI, Inc., 5.25%, 09/01/2035	105,000	103,409
Nasdaq, Inc.,
5.35%, 06/28/2028	4,000	4,076
5.95%, 08/15/2053	1,000	1,006
		3,073,395
Food Distributors–0.06%
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	1,577,000	1,573,492
5.15%, 08/04/2035	113,000	112,798
Sysco Corp., 5.10%, 09/23/2030	80,000	81,014
		1,767,304
Food Retail–0.06%
Alimentation Couche-Tard, Inc. (Canada),
4.15%, 09/29/2028(b)	1,479,000	1,469,858
5.08%, 09/29/2035(b)	216,000	213,838
Kroger Co. (The),
5.00%, 09/15/2034	47,000	46,444
5.65%, 09/15/2064	21,000	19,530
		1,749,670
Forest Products–0.23%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	212,000	212,239
4.40%, 05/15/2029(b)	1,489,000	1,487,586
4.60%, 05/15/2031(b)	2,972,000	2,970,069
4.95%, 06/30/2032(b)	164,000	166,232
4.90%, 05/15/2033(b)	1,584,000	1,581,272
		6,417,398
Gas Utilities–0.07%
Atmos Energy Corp.,
5.90%, 11/15/2033	3,000	3,202
5.20%, 08/15/2035	94,000	95,676
6.20%, 11/15/2053	1,000	1,058
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	330,000	293,407
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	3,000	3,077
Snam S.p.A. (Italy),
5.00%, 05/28/2030(b)	566,000	570,900
5.75%, 05/28/2035(b)	272,000	279,744
6.50%, 05/28/2055(b)	276,000	285,107
Southern California Gas Co.,
2.95%, 04/15/2027	110,000	108,993
5.75%, 06/01/2053	200,000	194,499
Principal Amount		Value
Gas Utilities–(continued)
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)	$37,000	$37,744
Southwest Gas Corp., 5.45%, 03/23/2028	4,000	4,074
		1,877,481
Health Care Distributors–0.14%
Cardinal Health, Inc.,
4.50%, 09/15/2030	219,000	217,912
5.45%, 02/15/2034	4,000	4,093
5.15%, 09/15/2035	42,000	41,831
Cencora, Inc.,
3.95%, 02/13/2029	1,320,000	1,302,074
4.25%, 11/15/2030	965,000	948,803
2.70%, 03/15/2031	240,000	219,453
5.13%, 02/15/2034	4,000	4,017
McKesson Corp.,
4.25%, 09/15/2029	49,000	48,895
4.65%, 05/30/2030	543,000	546,709
4.95%, 05/30/2032	325,000	330,004
5.25%, 05/30/2035	200,000	203,810
		3,867,601
Health Care Equipment–0.64%
Abbott Laboratories,
3.70%, 03/09/2029	4,751,000	4,686,697
5.50%, 03/15/2056	4,199,000	4,062,723
5.60%, 03/15/2066	1,811,000	1,745,526
Augusta SpinCo Corp.,
4.40%, 03/23/2029	3,496,000	3,485,438
4.66%, 03/23/2031	1,527,000	1,524,021
4.95%, 03/23/2033	929,000	924,749
Becton, Dickinson and Co., 4.69%, 02/13/2028	8,000	8,032
GE HealthCare Technologies, Inc.,
4.15%, 12/15/2028	614,000	610,212
4.80%, 01/15/2031	388,000	389,279
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	91,000	91,541
5.40%, 03/20/2034	20,000	20,323
Stryker Corp.,
4.55%, 02/10/2027	125,000	125,514
4.70%, 02/10/2028	49,000	49,322
3.65%, 03/07/2028	200,000	197,702
4.25%, 09/11/2029	120,000	119,512
4.85%, 02/10/2030	163,000	165,123
		18,205,714
Health Care Facilities–0.06%
Adventist Health System, 5.76%, 12/01/2034	13,000	13,380
Ascension Health,
Series 2025, 4.29%, 11/15/2030	1,012,000	1,001,928
4.92%, 11/15/2035	179,000	176,884
Universal Health Services, Inc.,
4.63%, 10/15/2029	315,000	313,085
5.05%, 10/15/2034	264,000	254,286
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Core Bond Fund

Principal Amount		Value
Health Care Facilities–(continued)
UPMC,
5.04%, 05/15/2033	$30,000	$30,213
5.38%, 05/15/2043	2,000	1,911
		1,791,687
Health Care REITs–0.02%
Healthpeak OP LLC, 5.38%, 02/15/2035	20,000	20,135
National Health Investors, Inc., 5.35%, 02/01/2033	150,000	149,145
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	291,000	293,410
Ventas Realty L.P., 5.00%, 02/15/2036	139,000	136,346
		599,036
Health Care Services–0.18%
Cigna Group (The), 4.50%, 09/15/2030	396,000	395,627
CommonSpirit Health,
4.35%, 09/01/2030	373,000	367,223
2.78%, 10/01/2030	200,000	184,876
5.21%, 12/01/2031	578,000	588,621
5.32%, 12/01/2034	45,000	45,170
4.83%, 09/01/2035	218,000	211,961
4.98%, 09/01/2035	130,000	126,336
5.58%, 09/01/2045	10,000	9,633
5.55%, 12/01/2054	1,000	935
5.66%, 09/01/2055	6,000	5,722
CVS Health Corp.,
5.00%, 01/30/2029	6,000	6,075
5.25%, 01/30/2031	2,000	2,043
2.13%, 09/15/2031	300,000	261,927
5.00%, 09/15/2032	104,000	104,494
5.45%, 09/15/2035	126,000	127,248
5.88%, 06/01/2053	100,000	95,090
6.20%, 09/15/2055	120,000	119,508
6.00%, 06/01/2063	101,000	96,166
6.25%, 09/15/2065	64,000	62,937
HCA, Inc.,
5.00%, 03/01/2028	64,000	64,556
4.30%, 11/15/2030	189,000	185,757
5.45%, 04/01/2031	110,000	112,959
5.45%, 09/15/2034	14,000	14,176
5.75%, 03/01/2035	61,000	62,826
5.90%, 06/01/2053	1,000	952
6.20%, 03/01/2055	8,000	7,921
Icon Investments Six DAC,
5.81%, 05/08/2027	729,000	734,738
5.85%, 05/08/2029	628,000	640,018
6.00%, 05/08/2034	348,000	355,788
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	136,000	134,874
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	4,000	2,470
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	1,000	580
Quest Diagnostics, Inc., 6.40%, 11/30/2033	5,000	5,440
Principal Amount		Value
Health Care Services–(continued)
Sutter Health, Series 2025, 5.54%, 08/15/2035	$100,000	$103,378
		5,238,025
Health Care Supplies–0.02%
180 Medical, Inc. (United Kingdom), 5.30%, 10/08/2035(b)	280,000	274,290
Solventum Corp.,
5.45%, 02/25/2027	373,000	375,596
5.40%, 03/01/2029	23,000	23,522
5.60%, 03/23/2034	15,000	15,339
		688,747
Heavy Electrical Equipment–0.10%
GE Vernova, Inc.,
4.25%, 02/04/2031	1,518,000	1,505,021
4.88%, 02/04/2036	782,000	773,829
5.50%, 02/04/2056	499,000	479,036
		2,757,886
Highways & Railtracks–0.00%
Burlington Northern Santa Fe LLC,
5.55%, 03/15/2056	11,000	10,649
5.80%, 03/15/2056	11,000	11,028
		21,677
Home Improvement Retail–0.04%
Home Depot, Inc. (The),
3.75%, 09/15/2028	807,000	801,808
4.90%, 04/15/2029	27,000	27,513
3.95%, 09/15/2030	390,000	385,235
4.65%, 09/15/2035	72,000	70,172
Lowe’s Cos., Inc., 5.85%, 04/01/2063	2,000	1,927
		1,286,655
Homebuilding–0.00%
Toll Brothers Finance Corp., 5.60%, 06/15/2035	75,000	76,778
Hotel & Resort REITs–0.04%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	285,000	289,553
4.75%, 03/15/2033	833,000	817,177
5.75%, 07/15/2034	7,000	7,216
4.95%, 01/15/2035	20,000	19,459
		1,133,405
Hotels, Resorts & Cruise Lines–0.34%
Airbnb, Inc.,
4.40%, 03/16/2029	994,000	992,810
4.65%, 03/16/2031	806,000	804,866
5.25%, 03/16/2036	699,000	697,381
Expedia Group, Inc.,
5.40%, 02/15/2035	60,000	59,599
5.50%, 04/15/2036	4,490,000	4,397,261
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Core Bond Fund

Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Marriott International, Inc.,
4.20%, 07/15/2027	$295,000	$294,519
4.88%, 05/15/2029	10,000	10,116
4.80%, 03/15/2030	70,000	70,507
5.30%, 05/15/2034	4,000	4,041
5.35%, 03/15/2035	18,000	18,164
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	2,215,000	2,213,291
		9,562,555
Independent Power Producers & Energy Traders–0.01%
NSTAR Electric Co., 3.20%, 05/15/2027	220,000	217,990
Industrial Conglomerates–0.61%
3M Co.,
5.15%, 03/15/2035	300,000	303,693
5.70%, 03/15/2037	240,000	249,250
Eaton Corp.,
3.85%, 03/06/2028	6,636,000	6,593,133
3.95%, 03/06/2029	1,957,000	1,937,684
4.20%, 03/06/2031	1,251,000	1,233,928
4.50%, 03/06/2033	886,000	873,112
4.80%, 03/06/2036	684,000	673,640
5.45%, 03/06/2056	3,009,000	2,913,491
Honeywell International, Inc., 5.35%, 03/01/2064	1,000	929
Siemens Funding B.V. (Germany),
4.35%, 05/26/2028(b)	1,015,000	1,019,736
4.60%, 05/28/2030(b)	560,000	564,401
4.90%, 05/28/2032(b)	601,000	612,757
5.20%, 05/28/2035(b)	254,000	259,962
5.90%, 05/28/2065(b)	57,000	58,139
		17,293,855
Industrial Gases–0.03%
Air Products and Chemicals, Inc.,
4.30%, 06/11/2028	717,000	718,612
2.05%, 05/15/2030	200,000	182,575
		901,187
Industrial Machinery & Supplies & Components–0.03%
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	49,000	49,413
5.40%, 08/14/2028	2,000	2,046
Nordson Corp.,
5.60%, 09/15/2028	5,000	5,115
5.80%, 09/15/2033	5,000	5,188
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	5,000	5,132
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	737,000	748,250
		815,144
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	4,000	4,184
Principal Amount		Value
Insurance Brokers–0.11%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	$23,000	$23,229
5.00%, 02/15/2032	28,000	28,085
5.15%, 02/15/2035	16,000	15,859
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	4,000	4,135
4.95%, 03/15/2036	2,079,000	2,051,371
5.45%, 03/15/2053	1,000	944
5.70%, 09/15/2053	1,000	979
Willis North America, Inc.,
4.55%, 03/15/2031	908,000	897,143
5.15%, 03/15/2036	242,000	236,675
		3,258,420
Integrated Oil & Gas–0.02%
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	202,000	206,858
Occidental Petroleum Corp.,
6.45%, 09/15/2036	4,000	4,301
6.20%, 03/15/2040	240,000	248,172
4.63%, 06/15/2045	2,000	1,598
4.40%, 04/15/2046	38,000	30,383
		491,312
Integrated Telecommunication Services–1.42%
AT&T, Inc.,
5.40%, 02/15/2034	3,000	3,058
5.70%, 11/01/2054	150,000	139,243
6.05%, 08/15/2056	81,000	78,864
6.20%, 10/30/2056	3,816,000	3,782,734
3.85%, 06/01/2060	120,000	79,996
6.30%, 10/30/2066	2,844,000	2,807,201
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	100,000	122,475
NTT Finance Corp. (Japan),
4.88%, 07/16/2030(b)	591,000	595,278
4.96% (SOFR + 1.31%), 07/16/2030(b)(c)	747,000	759,867
5.50%, 07/16/2035(b)	297,000	302,297
Orange S.A. (France), 4.00%, 01/13/2029(b)	2,952,000	2,926,978
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036(b)	21,871,000	21,280,134
TELUS Corp. (Canada),
6.63%, 10/15/2055(d)	1,722,000	1,742,339
6.38%, 06/09/2056(d)	2,211,000	2,212,081
6.63%, 06/09/2056(d)	2,387,000	2,375,007
Verizon Communications, Inc.,
2.36%, 03/15/2032	6,000	5,248
5.25%, 04/02/2035	129,000	129,023
5.00%, 01/15/2036	288,000	281,412
5.75%, 11/30/2045	481,000	467,581
5.88%, 11/30/2055	119,988	116,040
6.00%, 11/30/2065	138,000	133,188
		40,340,044
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Core Bond Fund

Principal Amount		Value
Interactive Media & Services–1.48%
Alphabet, Inc.,
4.10%, 02/15/2031	$3,367,000	$3,328,366
4.38%, 11/15/2032	128,000	126,766
4.40%, 02/15/2033	3,866,000	3,808,266
4.70%, 11/15/2035	129,000	126,702
4.80%, 02/15/2036	1,599,000	1,583,625
5.35%, 11/15/2045	247,000	239,862
5.45%, 11/15/2055	111,000	106,249
5.30%, 05/15/2065	23,000	20,966
Meta Platforms, Inc.,
4.55%, 08/15/2031	37,000	37,058
4.88%, 05/15/2033	6,683,000	6,685,928
4.75%, 08/15/2034	51,000	50,198
4.88%, 11/15/2035	697,000	679,555
5.25%, 05/15/2036	5,168,000	5,159,477
6.20%, 05/15/2046	4,540,000	4,553,169
5.40%, 08/15/2054	8,000	7,115
5.63%, 11/15/2055	377,000	346,404
6.30%, 05/15/2056	4,414,000	4,429,669
5.55%, 08/15/2064	129,000	113,955
5.75%, 11/15/2065	608,000	553,631
6.45%, 05/15/2066	10,088,000	10,087,955
		42,044,916
Internet Services & Infrastructure–0.64%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	17,539,000	18,129,013
Investment Banking & Brokerage–2.13%
Brookfield Finance, Inc. (Canada), 5.68%, 01/15/2035	110,000	111,762
Charles Schwab Corp. (The),
4.34%, 11/14/2031(d)	2,228,000	2,199,382
4.91%, 11/14/2036(d)	588,000	574,016
Series K, 5.00%(d)(e)	10,000	9,944
Series L, 6.10%(d)(e)	4,542,000	4,545,467
Goldman Sachs Group, Inc. (The),
4.94% (SOFR + 1.29%), 04/23/2028(c)	222,000	223,450
4.15%, 01/21/2029(d)	2,683,000	2,663,627
4.59%, 04/20/2030(d)	2,142,000	2,137,599
5.73%, 04/25/2030(d)	45,000	46,353
5.05%, 07/23/2030(d)	76,000	76,887
4.69%, 10/23/2030(d)	90,000	90,016
5.21%, 01/28/2031(d)	124,000	126,017
5.22%, 04/23/2031(d)	382,000	388,287
4.37%, 10/21/2031(d)	1,654,000	1,622,969
4.52%, 01/21/2032(d)	2,505,000	2,469,080
3.10%, 02/24/2033(d)	440,000	398,500
5.09%, 04/20/2034(d)	3,431,000	3,423,906
6.25%, 02/01/2041	200,000	211,693
5.39%, 02/02/2041(d)	2,551,000	2,483,964
Series W, 7.50%(d)(e)	6,872,000	7,228,705
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
3.95%, 04/23/2027	$100,000	$99,768
5.12%, 02/01/2029(d)	6,000	6,063
4.99%, 04/12/2029(d)	94,000	94,812
5.16%, 04/20/2029(d)	19,000	19,221
5.45%, 07/20/2029(d)	9,000	9,167
6.41%, 11/01/2029(d)	19,000	19,804
4.24%, 01/09/2030(d)	3,406,000	3,371,773
5.17%, 01/16/2030(d)	18,000	18,243
4.43%, 01/23/2030(d)	400,000	398,113
5.04%, 07/19/2030(d)	55,000	55,636
4.65%, 10/18/2030(d)	135,000	134,796
5.19%, 04/17/2031(d)	279,000	283,442
4.49%, 01/16/2032(d)	2,706,000	2,663,226
4.71%, 03/12/2032(d)	5,371,000	5,330,738
4.81%, 04/16/2032(d)	3,582,000	3,574,014
5.07%, 01/30/2037(d)	186,000	182,063
5.30%, 04/10/2037(d)	4,122,000	4,098,833
5.95%, 01/19/2038(d)	6,000	6,183
5.31%, 01/18/2041(d)	424,000	412,810
5.90%, 03/13/2047(d)	5,186,000	5,198,624
Series I, 4.36%, 10/22/2031(d)	1,720,000	1,689,789
4.89%, 10/22/2036(d)	433,000	420,360
Nomura Holdings, Inc. (Japan),
4.90%, 07/01/2030	808,000	808,152
5.49%, 06/29/2035	168,000	169,991
Raymond James Financial, Inc., 4.90%, 09/11/2035	158,000	154,309
UBS Americas, Inc. (Switzerland), 7.13%, 07/15/2032	200,000	223,315
		60,474,869
IT Consulting & Other Services–0.34%
Dell, Inc., 6.50%, 04/15/2038	200,000	215,561
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	310,000	306,176
International Business Machines Corp.,
4.65%, 02/10/2028	512,000	515,286
4.00%, 02/03/2029	1,167,000	1,155,114
3.50%, 05/15/2029	110,000	106,942
4.80%, 02/10/2030	476,000	480,218
4.30%, 02/03/2031	3,134,000	3,091,538
5.20%, 02/10/2035	191,000	191,728
4.95%, 02/03/2036	2,499,000	2,435,880
5.70%, 02/10/2055	168,000	157,447
5.80%, 02/03/2056	1,060,000	1,005,480
		9,661,370
Leisure Products–0.05%
Brunswick Corp., 5.85%, 03/18/2029	18,000	18,481
Hasbro, Inc., 4.65%, 03/12/2031	1,053,000	1,045,231
Mattel, Inc., 5.45%, 11/01/2041	500,000	456,440
		1,520,152
Life & Health Insurance–1.71%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	27,000	26,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Core Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
American National Global Funding, 5.55%, 01/28/2030(b)	$64,000	$65,024
American National Group, Inc.,
5.75%, 10/01/2029	110,000	111,525
6.00%, 07/15/2035	109,000	106,992
Athene Global Funding,
5.62%, 05/08/2026(b)	188,000	188,048
4.86%, 08/27/2026(b)	303,000	303,463
5.52%, 03/25/2027(b)	57,000	57,501
5.58%, 01/09/2029(b)	64,000	64,900
Athene Holding Ltd.,
6.63%, 10/15/2054(d)	150,000	145,757
6.88%, 06/28/2055(d)	120,000	116,517
Brighthouse Financial, Inc., 3.70%, 06/22/2027	100,000	98,238
Constellation Global Funding, 4.85%, 10/22/2030(b)	1,064,000	1,045,137
Corebridge Global Funding,
4.95% (SOFR + 1.30%), 09/25/2026(b)(c)	836,000	838,742
4.65%, 08/20/2027(b)	136,000	136,247
5.90%, 09/19/2028(b)	17,000	17,517
4.51% (SOFR + 0.86%), 12/15/2028(b)(c)	11,017,000	11,014,333
5.20%, 01/12/2029(b)	34,000	34,518
5.20%, 06/24/2029(b)	63,000	63,983
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	5,067,000	5,049,247
Equitable America Global Funding,
4.65%, 06/09/2028(b)	529,000	529,563
4.95%, 06/09/2030(b)	1,061,000	1,064,447
FWD Group Holdings Ltd. (Hong Kong), 5.25%, 09/22/2030(b)	903,000	903,722
GA Global Funding Trust,
4.40%, 09/23/2027(b)	543,000	540,213
5.50%, 01/08/2029(b)	554,000	561,068
4.50%, 09/18/2030(b)	1,787,000	1,735,227
Grand River Funding Trust I, 6.31%, 02/15/2036(b)	2,875,000	2,891,257
Grand River Funding Trust II, 7.28%, 02/15/2056(b)	3,109,000	3,245,631
High Street Funding Trust III, 5.81%, 02/15/2055(b)	105,000	101,123
Lincoln Financial Global Funding,
4.63%, 05/28/2028(b)	247,000	247,325
4.63%, 08/18/2030(b)	240,000	238,448
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(g)	9,203,000	8,466,760
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	746,000	744,127
MetLife, Inc., 5.25%, 01/15/2054	1,000	928
New York Life Global Funding, 4.55%, 01/28/2033(b)	4,000	3,951
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(b)	65,000	65,624
4.35%, 09/15/2027(b)	7,000	7,008
4.71%, 01/10/2029(b)	155,000	156,532
Principal Amount		Value
Life & Health Insurance–(continued)
Pacific Life Global Funding II,
4.90%, 01/11/2029(b)	$206,000	$208,101
4.50%, 08/28/2029(b)	275,000	275,128
Pricoa Global Funding I,
4.40%, 08/27/2027(b)	482,000	483,526
4.65%, 08/27/2031(b)	506,000	506,071
Protective Life Corp.,
4.70%, 01/15/2031(b)	802,000	795,215
5.35%, 12/15/2035(b)	340,000	335,012
Protective Life Global Funding, 4.83%, 04/14/2031(b)	4,219,000	4,215,300
Prudential Financial, Inc.,
5.20%, 03/14/2035	122,000	122,699
6.00%, 09/01/2052(d)	200,000	203,309
Wynnton Funding Trust, 5.25%, 08/15/2035(b)	319,000	314,724
		48,445,808
Life Sciences Tools & Services–0.11%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	250,000	233,060
Thermo Fisher Scientific, Inc.,
4.22%, 02/12/2031	905,000	894,317
4.55%, 06/15/2033	646,000	637,371
5.09%, 08/10/2033	220,000	223,854
4.90%, 02/12/2036	1,030,000	1,020,035
		3,008,637
Managed Health Care–0.04%
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	4,000	4,070
5.30%, 02/15/2030	4,000	4,110
5.35%, 02/15/2033	4,000	4,118
5.63%, 07/15/2054	1,000	958
6.05%, 02/15/2063	700,000	701,822
5.50%, 04/15/2064	440,000	405,510
		1,120,588
Marine Transportation–0.00%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	5,000	5,225
Metal, Glass & Plastic Containers–0.05%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	1,116,000	1,137,248
5.44%, 04/03/2034	255,000	259,814
		1,397,062
Multi-Family Residential REITs–0.02%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	8,000	8,229
Essex Portfolio L.P., 5.50%, 04/01/2034	5,000	5,104
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	28,000	27,084
Mid-America Apartments L.P.,
5.30%, 02/15/2032	87,000	89,683
4.95%, 03/01/2035	200,000	197,995
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Core Bond Fund

Principal Amount		Value
Multi-Family Residential REITs–(continued)
UDR, Inc.,
3.00%, 08/15/2031	$110,000	$101,191
5.13%, 09/01/2034	13,000	12,954
		442,240
Multi-line Insurance–0.19%
AEGON Funding Co. LLC, 5.63%, 05/07/2036	2,972,000	2,970,281
Allianz SE (Germany), 6.50%(b)(d)(e)	1,400,000	1,401,481
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	279,000	281,759
USAA Capital Corp., 4.38%, 06/01/2028(b)	814,000	816,213
		5,469,734
Multi-Utilities–0.23%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	36,000	36,000
Ameren Illinois Co., 4.95%, 06/01/2033	5,000	5,037
Black Hills Corp., 6.15%, 05/15/2034	8,000	8,458
CenterPoint Energy, Inc., 5.95%, 04/01/2056(d)	379,000	377,680
CMS Energy Corp., 4.75%, 06/01/2050(d)	110,000	108,079
Dominion Energy, Inc.,
5.38%, 11/15/2032	8,000	8,186
6.00%, 02/15/2056(d)	530,000	530,633
6.20%, 02/15/2056(d)	139,000	139,326
Series B, 7.00%, 06/01/2054(d)	150,000	160,396
DTE Electric Co., 5.20%, 03/01/2034	7,000	7,161
DTE Energy Co.,
4.95%, 07/01/2027	32,000	32,204
5.85%, 06/01/2034	4,000	4,193
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	582,000	594,979
5.63%, 04/10/2034(b)	300,000	308,635
5.88%, 04/10/2054(b)	59,000	57,411
NiSource, Inc.,
5.25%, 03/30/2028	3,000	3,046
5.40%, 06/30/2033	1,000	1,027
5.35%, 04/01/2034	31,000	31,702
Sempra,
5.25%, 03/15/2036	1,997,000	1,973,515
6.88%, 10/01/2054(d)	99,000	100,814
WEC Energy Group, Inc.,
5.15%, 10/01/2027	11,000	11,116
4.75%, 01/15/2028	1,970,000	1,981,542
		6,481,140
Office REITs–0.11%
Boston Properties L.P.,
3.25%, 01/30/2031	150,000	138,790
6.50%, 01/15/2034	100,000	105,566
COPT Defense Properties L.P., 4.50%, 10/15/2030	172,000	170,121
Principal Amount		Value
Office REITs–(continued)
Cousins Properties L.P.,
5.38%, 02/15/2032	$48,000	$48,546
4.88%, 03/01/2033	1,518,000	1,469,451
5.88%, 10/01/2034	27,000	27,493
Piedmont Operating Partnership L.P.,
6.88%, 07/15/2029	72,000	75,536
5.63%, 01/15/2033	1,025,000	1,009,276
		3,044,779
Oil & Gas Drilling–0.00%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	100,000	98,453
Oil & Gas Equipment & Services–0.14%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.05%, 03/11/2029	1,594,000	1,582,919
4.35%, 06/15/2031	2,491,000	2,462,462
		4,045,381
Oil & Gas Exploration & Production–0.05%
ConocoPhillips Co., 5.70%, 09/15/2063	401,000	387,416
Diamondback Energy, Inc.,
5.20%, 04/18/2027	44,000	44,387
5.15%, 01/30/2030	40,000	40,930
5.90%, 04/18/2064	4,000	3,862
EOG Resources, Inc.,
4.40%, 07/15/2028	195,000	195,603
5.35%, 01/15/2036	50,000	50,754
5.95%, 07/15/2055	3,000	3,040
Hess Corp., 7.13%, 03/15/2033	200,000	227,850
Ovintiv, Inc., 7.10%, 07/15/2053	4,000	4,361
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	583,000	602,731
		1,560,934
Oil & Gas Refining & Marketing–0.01%
Phillips 66 Co., 5.30%, 06/30/2033	200,000	204,054
Oil & Gas Storage & Transportation–0.59%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	5,000	5,249
Cheniere Energy, Inc., 5.20%, 07/30/2036(b)	934,000	923,717
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	8,000	8,027
5.10%, 10/01/2031(b)	55,000	55,539
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	15,000	14,114
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	5,000	5,179
5.45%, 03/27/2036	4,621,000	4,671,385
7.38%, 03/15/2055(d)	100,000	105,793
Series NC5, 8.25%, 01/15/2084(d)	4,000	4,227
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Core Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
6.05%, 12/01/2026	$57,000	$57,543
6.40%, 12/01/2030	4,000	4,271
4.55%, 01/15/2031	1,284,000	1,272,943
5.55%, 05/15/2034	7,000	7,152
5.35%, 01/15/2036	294,000	292,385
5.95%, 05/15/2054	2,000	1,890
6.05%, 09/01/2054	9,000	8,601
6.30%, 01/15/2056	11,000	10,877
Enterprise Products Operating LLC,
4.30%, 06/20/2028	1,160,000	1,160,953
4.60%, 01/15/2031	858,000	859,782
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	67,000	69,192
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	130,000	132,774
Kinder Morgan, Inc.,
5.15%, 06/01/2030	163,000	166,699
4.80%, 02/01/2033	2,000	1,985
5.20%, 06/01/2033	3,000	3,053
5.85%, 06/01/2035	16,000	16,789
MPLX L.P.,
4.80%, 02/15/2031	727,000	728,387
5.00%, 01/15/2033	373,000	371,348
5.40%, 09/15/2035	330,000	329,969
5.20%, 03/01/2047	400,000	353,006
Northwest Pipeline LLC, 4.00%, 04/01/2027	200,000	199,679
ONEOK, Inc.,
5.70%, 11/01/2054	300,000	273,793
5.85%, 11/01/2064	480,000	442,373
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027	86,000	86,344
5.03%, 10/01/2029	139,000	140,019
5.58%, 10/01/2034	45,000	44,865
6.18%, 10/01/2054	5,000	4,734
Southern Co. Gas Capital Corp.,
Series A, 4.05%, 09/15/2028	320,000	317,351
5.75%, 09/15/2033	1,000	1,042
Series B, 5.10%, 09/15/2035	43,000	42,522
TransCanada Pipelines Ltd. (Canada),
6.13%, 10/17/2056(d)	1,185,000	1,190,530
6.38%, 10/17/2056(d)	641,000	646,169
Western Midstream Operating L.P.,
4.80%, 03/01/2031(f)	1,448,000	1,438,723
6.15%, 04/01/2033	5,000	5,247
5.45%, 11/15/2034	17,000	16,928
5.50%, 12/15/2035	190,000	188,007
Williams Cos., Inc. (The),
5.30%, 08/15/2028	27,000	27,506
4.80%, 11/15/2029	72,000	72,672
5.65%, 03/15/2033	5,000	5,179
5.15%, 03/15/2034	6,000	6,008
5.80%, 11/15/2054	5,000	4,842
6.00%, 03/15/2055	9,000	8,938
		16,806,300
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	3,000	3,028
Principal Amount		Value
Other Specialty Retail–(continued)
VSP Optical Group, Inc., 5.45%, 12/01/2035(b)	$93,000	$91,931
		94,959
Packaged Foods & Meats–0.07%
Campbell’s Co. (The),
5.20%, 03/21/2029	19,000	19,205
5.40%, 03/21/2034	11,000	10,700
5.25%, 10/13/2054	5,000	4,119
Hershey Co. (The), 4.25%, 05/04/2028	440,000	441,405
Mars, Inc.,
4.45%, 03/01/2027(b)	329,000	330,233
4.55%, 04/20/2028(b)	15,000	15,101
4.80%, 03/01/2030(b)	107,000	108,104
5.00%, 03/01/2032(b)	108,000	109,588
5.20%, 03/01/2035(b)	102,000	102,946
5.65%, 05/01/2045(b)	4,000	3,939
5.70%, 05/01/2055(b)	5,000	4,869
5.80%, 05/01/2065(b)	1,000	981
McCormick & Co., Inc.,
4.15%, 02/15/2029	708,000	701,883
4.70%, 10/15/2034	50,000	48,146
		1,901,219
Paper & Plastic Packaging Products & Materials–0.01%
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028	150,000	150,932
Berry Global, Inc., 5.65%, 01/15/2034	100,000	102,547
		253,479
Passenger Airlines–0.33%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	55,485	52,997
Series 2021-1, Class A, 2.88%, 07/11/2034	4,062	3,660
4.90%, 05/11/2038	626,000	612,601
Series A, 5.25%, 11/10/2038	6,952,000	6,950,658
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	64,000	63,362
5.31%, 10/20/2031(b)	64,000	62,905
Delta Air Lines, Inc.,
4.95%, 07/10/2028	874,000	879,368
5.25%, 07/10/2030	302,000	304,413
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	19,251	19,270
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	38,583	39,295
Series 2019-2, Class AA, 2.70%, 05/01/2032	2,194	2,018
Series AA, 5.45%, 02/15/2037	319,513	326,597
		9,317,144
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Core Bond Fund

Principal Amount		Value
Passenger Ground Transportation–0.03%
Uber Technologies, Inc.,
4.30%, 01/15/2030	$172,000	$170,728
4.15%, 01/15/2031	528,000	517,824
4.80%, 09/15/2035	54,000	52,622
		741,174
Personal Care Products–0.00%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/2033	120,000	118,343
Pharmaceuticals–1.02%
AstraZeneca Finance LLC (United Kingdom),
4.80%, 02/26/2027	52,000	52,308
4.85%, 02/26/2029	24,000	24,389
4.90%, 02/26/2031	34,000	34,690
Bristol-Myers Squibb Co.,
5.75%, 02/01/2031	34,000	35,893
5.90%, 11/15/2033	3,000	3,220
Eli Lilly and Co.,
4.50%, 02/09/2027	81,000	81,419
3.38%, 03/15/2029	320,000	313,338
4.20%, 08/14/2029	220,000	219,860
4.70%, 02/09/2034	12,000	11,990
4.88%, 02/27/2053	1,000	888
5.55%, 10/15/2055	4,000	3,935
5.10%, 02/09/2064	1,000	896
5.20%, 08/14/2064	1,000	909
5.65%, 10/15/2065	4,000	3,912
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	735,000	730,856
4.38%, 10/15/2030(b)	3,998,000	3,958,765
4.63%, 10/15/2032(b)	788,000	780,072
5.00%, 10/15/2035(b)	270,000	267,082
Johnson & Johnson,
4.50%, 03/01/2027	247,000	248,386
3.63%, 03/03/2037	360,000	322,817
2.10%, 09/01/2040	240,000	168,183
Merck & Co., Inc.,
3.85%, 03/15/2029	4,232,000	4,198,747
4.22% (SOFR + 0.57%), 03/15/2029(c)	1,352,000	1,354,795
4.15%, 03/15/2031	2,566,000	2,533,599
4.45%, 12/04/2032	586,000	580,658
4.75%, 12/04/2035	340,000	332,949
4.90%, 05/17/2044	1,000	916
5.15%, 05/17/2063	1,000	893
5.70%, 12/04/2065	19,000	18,369
Novartis Capital Corp.,
3.80%, 09/18/2029	117,000	115,401
4.40%, 03/18/2031	1,529,000	1,527,134
4.00%, 09/18/2031	120,000	118,144
4.60%, 03/18/2033	1,642,000	1,631,136
4.20%, 09/18/2034	61,000	58,920
4.90%, 03/18/2036	1,756,000	1,744,517
5.60%, 03/18/2046	1,077,000	1,078,628
5.70%, 03/18/2056	1,956,000	1,960,625
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 05/19/2028	350,000	351,670
Principal Amount		Value
Pharmaceuticals–(continued)
Pfizer, Inc.,
4.20%, 11/15/2030	$1,288,000	$1,278,125
4.50%, 11/15/2032	1,447,000	1,434,111
5.60%, 11/15/2055	36,000	35,352
5.70%, 11/15/2065	40,000	38,492
Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035	325,000	325,564
5.90%, 07/07/2055	84,000	83,268
Zoetis, Inc., 4.15%, 08/17/2028	858,000	854,252
		28,920,073
Property & Casualty Insurance–0.12%
American International Group, Inc., 4.85%, 05/07/2030	81,000	81,849
CNA Financial Corp., 5.20%, 08/15/2035	234,000	230,288
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054	220,000	224,090
6.10%, 03/15/2055	13,000	12,898
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	64,000	64,144
Sompo Holdings, Inc. (Japan), 5.41%, 04/22/2037(b)(d)	2,766,000	2,722,671
Travelers Cos., Inc. (The),
5.05%, 07/24/2035	25,000	25,054
5.45%, 05/25/2053	1,000	961
5.70%, 07/24/2055	5,000	4,970
		3,366,925
Rail Transportation–0.10%
Canadian Pacific Railway Co. (Canada),
4.00%, 03/15/2029	1,316,000	1,301,430
5.20%, 03/30/2035	47,000	47,753
5.50%, 03/15/2056	802,000	768,873
CSX Corp., 5.20%, 11/15/2033	400,000	411,141
TTX Co., 5.05%, 11/15/2034(b)	395,000	399,622
		2,928,819
Real Estate Development–0.02%
Essential Properties L.P., 5.40%, 12/01/2035	34,000	33,691
Prologis Targeted U.S. Logistics Fund L.P.,
4.25%, 01/15/2031(b)	446,000	437,909
4.75%, 01/15/2036(b)	179,000	171,957
		643,557
Regional Banks–0.57%
Citizens Financial Group, Inc., 5.30%, 01/29/2036(d)	319,000	316,324
Huntington Bancshares, Inc.,
4.62%, 01/28/2032(d)	3,933,000	3,888,588
5.61%, 01/28/2041(d)	591,000	577,730
M&T Bank Corp.,
6.08%, 03/13/2032(d)	400,000	419,292
5.05%, 01/27/2034(d)	100,000	99,317
5.39%, 01/16/2036(d)	220,000	219,306
5.30%, 04/18/2036(d)	6,397,000	6,345,901
Santander Holdings USA, Inc., 6.12%, 05/31/2027(d)	110,000	110,136
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Core Bond Fund

Principal Amount		Value
Regional Banks–(continued)
Truist Financial Corp., 4.60%, 01/27/2032(d)	$1,688,000	$1,671,794
Zions Bancorp. N.A., 6.82%, 11/19/2035(d)	300,000	313,415
Zions Bancorporation N.A.,
4.70%, 08/18/2028(d)	1,150,000	1,149,983
4.48%, 02/09/2029(d)	1,152,000	1,146,343
		16,258,129
Reinsurance–0.16%
Berkshire Hathaway Finance Corp., 1.85%, 03/12/2030	300,000	275,757
Fortitude Global Funding, 4.63%, 10/06/2028(b)	988,000	979,122
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	64,000	65,605
PartnerRe Finance B LLC, 4.50%, 10/01/2050(d)	120,000	114,794
Reinsurance Group of America, Inc.,
5.75%, 09/15/2034	100,000	102,414
6.38%, 09/15/2056(d)	651,000	637,857
RGA Global Funding,
4.35%, 08/25/2028(b)	1,084,000	1,078,547
5.00%, 08/25/2032(b)	1,211,000	1,205,056
		4,459,152
Renewable Electricity–0.02%
Idaho Power Co., 5.20%, 08/15/2034	15,000	15,267
Southern Power Co.,
Series A, 4.25%, 10/01/2030	469,000	463,571
Series B, 4.90%, 10/01/2035	131,000	126,939
		605,777
Research & Consulting Services–0.03%
Verisk Analytics, Inc., 4.45%, 03/15/2031	1,015,000	1,001,859
Restaurants–0.05%
McDonald’s Corp.,
4.80%, 08/14/2028	42,000	42,431
4.60%, 05/15/2030	154,000	155,553
4.40%, 02/12/2031	835,000	832,943
4.95%, 08/14/2033	13,000	13,224
4.95%, 03/03/2035	51,000	50,791
5.00%, 02/13/2036	237,000	236,281
		1,331,223
Retail REITs–0.10%
Agree L.P., 5.63%, 06/15/2034	8,000	8,199
Brixmor Operating Partnership L.P.,
4.85%, 02/15/2033	193,000	190,263
5.75%, 02/15/2035	4,000	4,136
Federal Realty OP L.P., 3.25%, 07/15/2027	500,000	493,159
Kimco Realty OP LLC,
4.85%, 03/01/2035	8,000	7,854
5.30%, 02/01/2036	111,000	112,582
Kite Realty Group L.P., 4.95%, 12/15/2031	45,000	44,996
NNN REIT, Inc., 5.50%, 06/15/2034	9,000	9,152
Principal Amount		Value
Retail REITs–(continued)
Realty Income Corp.,
5.63%, 10/13/2032	$2,000	$2,092
4.50%, 02/01/2033	700,000	684,654
5.13%, 04/15/2035	19,000	19,045
Regency Centers L.P.,
5.00%, 07/15/2032	114,000	115,146
4.50%, 03/15/2033	830,000	809,357
5.25%, 01/15/2034	114,000	115,600
5.10%, 01/15/2035	9,000	8,974
Simon Property Group L.P., 4.75%, 09/26/2034	171,000	167,337
		2,792,546
Self-Storage REITs–0.16%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	177,000	176,474
5.41%, 09/12/2034	29,000	27,907
Extra Space Storage L.P.,
5.70%, 04/01/2028	3,000	3,062
4.95%, 01/15/2033	312,000	309,487
5.40%, 02/01/2034	9,000	9,083
Goodman US Finance Eight, LLC (Australia), 5.88%, 04/28/2046(b)	1,096,000	1,067,116
Goodman US Finance Seven, LLC (Australia), 5.25%, 04/28/2036(b)	904,000	890,615
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	7,000	6,945
Prologis L.P.,
4.88%, 06/15/2028	8,000	8,097
4.75%, 01/15/2031	317,000	320,370
4.63%, 01/15/2033	5,000	4,955
4.75%, 06/15/2033	4,000	3,971
5.13%, 01/15/2034	1,000	1,010
5.00%, 03/15/2034	181,000	181,160
5.00%, 01/31/2035	29,000	28,916
5.25%, 05/15/2035	37,000	37,528
Public Storage Operating Co.,
4.35% (SOFR + 0.70%), 04/16/2027(c)	260,000	260,488
5.00%, 12/15/2035	1,212,000	1,198,890
5.35%, 08/01/2053	1,000	945
		4,537,019
Semiconductors–0.89%
Broadcom, Inc.,
5.05%, 07/12/2029	69,000	70,350
5.15%, 11/15/2031	63,000	64,513
5.20%, 07/15/2035	92,000	92,842
4.80%, 02/15/2036	244,000	238,211
4.90%, 02/15/2038	192,000	185,668
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Core Bond Fund

Principal Amount		Value
Semiconductors–(continued)
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	$1,116,000	$1,158,384
5.50%, 01/25/2031(b)	1,066,000	1,094,262
6.15%, 01/25/2032(b)	983,000	1,034,895
5.90%, 01/25/2033(b)	972,000	1,012,124
5.88%, 01/25/2034(b)	853,000	866,528
6.25%, 01/25/2035(b)	531,000	561,239
6.10%, 01/25/2036(b)	291,000	305,815
6.20%, 01/25/2037(b)	374,000	394,343
6.40%, 01/25/2038(b)	289,000	309,059
6.30%, 01/25/2039(b)	145,000	154,087
Intel Corp.,
5.30%, 05/15/2036	2,227,000	2,218,506
6.13%, 05/15/2056	3,159,000	3,137,662
5.05%, 08/05/2062	110,000	90,641
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands), 2.65%, 02/15/2032	220,000	195,424
SK hynix, Inc. (South Korea),
4.25%, 09/11/2028(b)	6,249,000	6,225,563
4.38%, 09/11/2030(b)	5,592,000	5,560,182
TSMC Arizona Corp. (Taiwan), 3.88%, 04/22/2027	225,000	224,556
		25,194,854
Single-Family Residential REITs–0.00%
American Homes 4 Rent L.P.,
5.50%, 07/15/2034	23,000	23,170
5.25%, 03/15/2035	13,000	12,886
		36,056
Soft Drinks & Non-alcoholic Beverages–0.04%
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	139,000	138,472
PepsiCo, Inc.,
4.10%, 01/15/2029	767,000	766,313
4.60%, 02/07/2030	105,000	106,472
5.00%, 02/07/2035	53,000	53,554
5.00%, 07/23/2035	73,000	73,679
		1,138,490
Sovereign Debt–0.39%
Israel Government International Bond (Israel), 5.00%, 01/13/2036(f)	2,426,000	2,359,608
Korea National Oil Corp. (South Korea),
4.50%, 03/30/2029(b)	5,049,000	5,070,799
4.63%, 03/30/2031(b)	3,687,000	3,702,599
		11,133,006
Specialized Consumer Services–0.05%
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	1,017,000	1,025,311
5.63%, 04/28/2035(b)	321,000	326,481
		1,351,792
Specialized Finance–0.00%
Blackstone Private Credit Fund, 6.00%, 11/22/2034	75,000	71,252
Principal Amount		Value
Specialty Chemicals–0.07%
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	$1,314,000	$1,310,437
4.50%, 08/15/2030	543,000	542,061
5.15%, 08/15/2035	40,000	40,246
		1,892,744
Systems Software–0.45%
Accenture Capital, Inc.,
4.25%, 10/04/2031	100,000	98,630
4.50%, 10/04/2034	250,000	240,956
Oracle Corp.,
4.55%, 02/04/2029	2,388,000	2,359,506
4.76% (SOFR + 1.11%), 02/04/2029(c)	1,754,000	1,742,249
4.45%, 09/26/2030	915,000	882,739
4.95%, 02/04/2031	3,107,000	3,039,999
5.25%, 02/03/2032	100,000	98,602
4.80%, 09/26/2032	200,000	190,248
6.25%, 11/09/2032	5,000	5,134
4.90%, 02/06/2033	5,000	4,749
5.35%, 05/04/2033	1,477,000	1,436,604
4.70%, 09/27/2034	56,000	51,168
5.20%, 09/26/2035	402,000	374,808
5.70%, 02/04/2036	674,000	647,615
5.88%, 09/26/2045	189,000	162,928
6.55%, 02/04/2046	355,000	330,382
6.90%, 11/09/2052	1,000	947
5.38%, 09/27/2054	22,000	16,947
6.00%, 08/03/2055	15,000	12,586
5.95%, 09/26/2055	92,000	77,129
6.70%, 02/04/2056	442,000	407,674
5.50%, 09/27/2064	16,000	12,181
6.13%, 08/03/2065	26,000	21,694
6.85%, 02/04/2066	459,000	422,081
		12,637,556
Technology Distributors–0.01%
Arrow Electronics, Inc., 5.88%, 04/10/2034	150,000	154,928
Technology Hardware, Storage & Peripherals–0.01%
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	57,000	55,720
NetApp, Inc., 5.50%, 03/17/2032	200,000	204,736
		260,456
Telecom Tower REITs–0.01%
Crown Castle, Inc.,
2.10%, 04/01/2031	150,000	131,521
5.80%, 03/01/2034	50,000	51,441
		182,962
Tobacco–0.74%
Altria Group, Inc., 4.88%, 02/04/2028	30,000	30,260
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Core Bond Fund

Principal Amount		Value
Tobacco–(continued)
B.A.T. Capital Corp. (United Kingdom),
3.56%, 08/15/2027	$110,000	$108,872
5.83%, 02/20/2031	13,000	13,605
4.74%, 03/16/2032	100,000	100,011
7.75%, 10/19/2032	150,000	172,157
4.63%, 03/22/2033	320,000	313,680
6.00%, 02/20/2034	1,000	1,058
7.08%, 08/02/2043	200,000	221,105
7.08%, 08/02/2053	1,000	1,107
Philip Morris International, Inc.,
4.75%, 02/12/2027	88,000	88,511
4.38%, 11/01/2027	109,000	109,280
5.13%, 11/17/2027	4,000	4,047
4.88%, 02/15/2028	23,000	23,228
4.13%, 04/28/2028	98,000	97,770
5.25%, 09/07/2028	23,000	23,484
3.88%, 10/27/2028	681,000	675,194
4.31% (SOFR + 0.66%), 10/27/2028(c)	1,203,000	1,203,384
4.88%, 02/13/2029	65,000	65,863
4.13%, 04/27/2029	11,739,000	11,665,205
4.63%, 11/01/2029	129,000	130,050
4.38%, 04/30/2030	151,000	150,327
2.10%, 05/01/2030	200,000	182,625
4.00%, 10/29/2030	547,000	536,523
5.13%, 02/13/2031	13,000	13,301
4.75%, 11/01/2031	101,000	101,642
5.63%, 09/07/2033	208,000	217,312
5.25%, 02/13/2034	110,000	112,125
4.90%, 11/01/2034	104,000	103,366
4.88%, 04/30/2035	28,000	27,670
4.63%, 10/29/2035	117,000	112,930
4.88%, 04/29/2036	4,220,000	4,132,204
4.38%, 11/15/2041	100,000	87,362
4.50%, 03/20/2042	100,000	87,716
		20,912,974
Trading Companies & Distributors–0.31%
Aircastle Ltd./Aircastle Ireland DAC,
5.00%, 09/15/2030(b)	588,000	587,828
5.00%, 05/15/2031(b)	1,466,000	1,456,536
Ferguson Enterprises, Inc.,
4.35%, 03/15/2031	634,000	624,645
5.00%, 10/03/2034	23,000	22,873
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	604,000	614,003
5.13%, 07/17/2034(b)	339,000	344,243
Takeoff Merger Sub, Inc.,
4.40%, 03/24/2028(b)	3,108,000	3,092,354
4.50%, 03/24/2029(b)	2,184,000	2,171,083
		8,913,565
Transaction & Payment Processing Services–0.03%
Fiserv, Inc.,
4.55%, 02/15/2031	240,000	235,307
5.25%, 08/11/2035(f)	240,000	234,283
Global Payments, Inc., 2.90%, 11/15/2031	100,000	88,024
Mastercard, Inc., 4.85%, 03/09/2033	10,000	10,140
Principal Amount		Value
Transaction & Payment Processing Services–(continued)
PayPal Holdings, Inc., 4.40%, 06/01/2032	$200,000	$196,137
Visa, Inc., 2.05%, 04/15/2030	100,000	92,135
		856,026
Water Utilities–0.00%
American Water Capital Corp., 5.70%, 09/01/2055	7,000	6,851
United Utilities PLC (United Kingdom), 6.88%, 08/15/2028	110,000	115,520
		122,371
Wireless Telecommunication Services–0.02%
America Movil, S.A.B. de C.V. (Mexico), 2.88%, 05/07/2030	200,000	186,832
T-Mobile USA, Inc.,
4.95%, 11/15/2035	211,000	206,202
5.88%, 11/15/2055	19,000	18,374
5.70%, 01/15/2056	182,000	171,904
		583,312
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,171,877,436)		1,167,278,106

Asset-Backed Securities–30.69%
AGL CLO 17 Ltd., Series 2022- 17A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(c)	6,576,000	6,565,393
ALA Trust,
Series 2025-OANA, Class A, 5.40% (1 mo. Term SOFR + 1.74%), 06/15/2040(b)(c)	4,950,000	4,976,046
Series 2025-OANA, Class B, 5.50% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(c)	6,045,000	6,077,337
Alternative Loan Trust,
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	388,722	289,715
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	198,323	103,725
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,415,000	4,348,697
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(h)	172,728	169,611
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(h)	759,707	731,283
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(h)	655,740	570,740
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(h)	1,754,506	1,539,333
Series 2022-1, Class A1, 3.88%, 12/25/2066(b)	3,270,834	3,084,310
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	1,021,564	1,025,755
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	3,810,149	3,821,879
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	3,758,781	3,779,060
Series 2025-HB1, Class A1, 5.45% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(c)	978,652	984,103
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Core Bond Fund

Principal Amount		Value

Ares XLIV CLO Ltd, Series 2017- 44A, Class A1RR, 4.80%, 04/15/2034(b)	$2,800,000	$2,803,021
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	6,614,000	6,581,239
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	1,463,000	1,483,828
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	5,238,000	5,336,553
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	3,177,000	3,148,843
Series 2025-4A, Class A, 4.40%, 02/20/2032(b)	7,105,000	7,002,339
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-3A, Class ARR, 4.70% (3 mo. Term SOFR + 1.03%), 10/21/2034(b)(c)	1,805,000	1,802,637
Series 2021-1A, Class AR, 4.62% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(c)	3,604,000	3,602,072
Series 2021-6A, Class A1R, 4.76% (3 mo. Term SOFR + 1.09%), 10/21/2034(b)(c)	2,180,000	2,178,873
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	139,458	122,071
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(h)	40,746	35,833
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	166,105	143,991
Bank, Series 2019-BNK16, Class XA, IO, 1.09%, 02/15/2052(i)	21,178,051	412,714
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	1,705,000	1,731,974
Barings CLO Ltd., Series 2021-2A, Class A1R, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(c)	6,240,000	6,238,403
Barings Equipment Finance LLC, Series 2025-B, Class A3, 4.13%, 10/13/2032(b)	2,970,000	2,958,994
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(h)	3,003,319	2,604,565
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(h)	3,004,017	2,490,834
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(h)	2,571,691	2,312,462
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(h)	3,084,715	2,669,303
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(h)	3,763,486	3,127,512
Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(c)	$91,595	$88,618
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)	249,588	242,216
Beechwood Park CLO Ltd., Series 2019-1A, Class A1RR, 4.75% (3 mo. Term SOFR + 1.07%), 01/17/2035(b)(c)	2,115,000	2,114,679
Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.65%, 01/15/2051(i)	21,215,763	169,792
Series 2026-V20, Class AM, 5.44%, 02/15/2059	2,045,000	2,075,613
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class A1R, 4.77% (3 mo. Term SOFR + 1.10%), 04/25/2034(b)(c)	8,600,000	8,600,430
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(c)	5,519,000	5,511,417
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A1, 5.06%, 02/25/2066(b)(h)	807,000	807,324
BlackRock CLO L.P., Series 2025-2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(c)	5,140,000	5,143,870
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.36%, 02/15/2057(h)	1,400,000	1,452,033
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(h)	120,015	118,617
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 06/15/2044(b)(h)	7,127,000	7,272,406
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 4.75% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(c)	2,250,000	2,250,637
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 4.62% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(c)	1,632,256	1,632,762
Series 2024-VLT5, Class A, 5.59%, 11/13/2046(b)(h)	3,530,000	3,526,712
Series 2024-VLT5, Class B, 5.99%, 11/13/2046(b)(h)	2,495,000	2,510,998
Series 2026-CSMO, Class A, 5.05% (1 mo. Term SOFR + 1.40%), 02/15/2043(b)(c)	9,050,000	9,068,891
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Core Bond Fund

Principal Amount		Value

BX Trust,
Series 2022-LBA6, Class A, 4.65% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(c)	$3,670,000	$3,671,204
Series 2022-LBA6, Class B, 4.95% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(c)	2,265,000	2,266,162
Series 2022-LBA6, Class C, 5.25% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(c)	1,215,000	1,215,846
Series 2025-VLT6, Class A, 5.10% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(c)	3,865,000	3,853,333
Series 2025-VLT7, Class A, 5.35% (1 mo. Term SOFR + 1.70%), 07/15/2044(b)(c)	3,108,000	3,109,135
Series 2025-VOLT, Class A, 5.35% (1 mo. Term SOFR + 1.70%), 12/15/2044(b)(c)	5,800,000	5,806,463
Series 2025-VOLT, Class B, 5.75% (1 mo. Term SOFR + 2.10%), 12/15/2044(b)(c)	5,540,000	5,544,873
Series 2026-OPTM, Class A, 4.86% (1 mo. Term SOFR + 1.20%), 03/15/2039(b)(c)	3,355,000	3,351,137
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A1R4, 4.56% (3 mo. Term SOFR + 0.88%), 01/20/2032(b)(c)	1,225,599	1,226,472
Carlyle US CLO Ltd. (Cayman Islands),
Series 2020-2A, Class A1R2, 4.75% (3 mo. Term SOFR + 1.08%), 01/25/2035(b)(c)	8,315,000	8,317,079
Series 2022-1A, Class A1R, 4.65% (3 mo. Term SOFR + 0.98%), 04/15/2035(b)(c)	5,148,710	5,134,845
CarMax Auto Owner Trust,
Series 2022-4, Class A4, 5.70%, 07/17/2028	7,031,000	7,072,108
Series 2024-1, Class A3, 4.92%, 10/16/2028	3,937,478	3,957,479
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.01%, 11/13/2050(i)	8,083,071	73,331
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR3, 4.77% (3 mo. Term SOFR + 1.09%), 04/20/2034(b)(c)	5,322,000	5,328,562
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 4.73% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(c)	2,732,122	2,736,428
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	4,880,000	4,641,987
Cerberus Loan Funding XL LLC, Series 2023-1A, Class AR, 0.00% (3 mo. Term SOFR + 1.60%), 03/22/2035(b)(c)(j)	4,216,000	4,217,147
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(h)	50,947	48,486
Series 2024-9, Class A4, 5.50%, 09/25/2055(b)(h)	1,448,855	1,450,662
Series 2024-9, Class A6, 5.50%, 09/25/2055(b)(h)	51,877	51,766
Principal Amount		Value

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.63%, 01/25/2036(h)	$256,751	$238,926
CIFC Funding Ltd. (Cayman Islands),
Series 2021-7A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 01/23/2035(b)(c)	9,950,000	9,952,716
Series 2022-3A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 04/21/2035(b)(c)	5,797,000	5,799,829
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(i)	22,917,012	240,033
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 5.90% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)	413,735	402,539
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(h)	3,006,667	2,493,031
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(h)	3,109,079	3,131,294
CLI Funding IX LLC, Series 2025- 1A, Class A, 5.35%, 06/20/2050(b)	1,842,674	1,850,683
Clover CLO LLC, Series 2021-3A, Class AR, 4.74% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(c)	5,674,000	5,671,844
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(h)	838,360	760,940
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(h)	1,770,846	1,630,736
Series 2022-2, Class A1, 3.99%, 02/25/2067(b)	1,912,879	1,827,535
Series 2022-3, Class A1, 4.22%, 02/25/2067(b)(h)	2,598,195	2,551,098
Series 2025-8, Class A1, 5.48%, 08/25/2070(b)	3,372,862	3,391,637
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(b)	2,640,000	2,595,110
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(h)	358,209	319,329
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(h)	568,395	511,415
Series 2022-ATH1, Class A1A, 3.87%, 01/25/2067(b)(h)	2,050,761	2,005,456
Series 2022-ATH1, Class A1B, 4.35%, 01/25/2067(b)(h)	1,890,000	1,762,882
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(h)	2,547,001	2,542,123
Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	2,133,869	2,148,746
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(h)	2,961,036	2,978,817
Series 2026-NQM3, Class A1, 5.13%, 03/25/2071(b)(h)	3,510,343	3,506,383
Series 2026-NQM5, Class A1, 5.09%, 03/25/2071(b)(h)	1,465,000	1,461,605
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco Core Bond Fund

Principal Amount		Value

CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	$10,613,000	$9,655,850
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	559,163	240,663
DB Master Finance LLC,
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	2,324,175	2,307,220
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	1,795,500	1,774,046
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	1,354,327	1,358,377
Domino’s Pizza Master Issuer LLC,
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	5,170,000	5,155,178
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	4,400,000	4,374,593
Ellington Financial Mortgage Trust,
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(h)	210,338	184,112
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(h)	1,898,696	1,686,185
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	2,526,636	2,520,841
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)	2,416,115	2,411,688
Series 2025-NQM2, Class A1, 5.60%, 06/25/2070(b)(h)	6,358,162	6,397,971
Series 2026-NQM3, Class A1, 5.03%, 03/25/2071(b)(h)	6,070,483	6,057,269
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R, 4.81% (3 mo. Term SOFR + 1.15%), 04/22/2035(b)(c)	6,380,000	6,383,656
Empower CLO Ltd., Series 2024- 1A, Class A1, 5.27% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(c)	3,895,000	3,902,206
Enterprise Fleet Financing LLC,
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	113,293	113,400
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	970,000	979,846
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	1,133,000	1,158,421
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	2,160,000	2,171,487
Series 2025-4, Class A3, 4.11%, 12/20/2029(b)	3,290,000	3,274,500
First Horizon Alternative Mortgage Securities Trust, Series 2005- FA8, Class 1A6, 4.42% (1 mo. Term SOFR + 0.76%), 11/25/2035(c)	318,402	115,173
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(h)	4,234,458	3,803,839
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(h)	893,498	804,885
Ford Credit Auto Owner Trust, Series 2024-A, Class A3, 5.09%, 12/15/2028	6,621,474	6,667,945
Principal Amount		Value

Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.61% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(c)	$3,920,000	$3,918,044
FREMF Mortgage Trust, Series 2017-K62, Class B, 4.01%, 01/25/2050(b)(h)	1,040,000	1,032,975
GCAT Trust,
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	3,307,187	3,328,428
Series 2025-NQM4, Class A1A, 5.53%, 06/25/2070(b)	4,933,161	4,961,702
Series 2026-NQM1, Class A1, 4.79%, 12/25/2070(b)(h)	6,298,853	6,258,692
GGP Trust, Series 2026-TY, Class A, 4.83%, 03/05/2043(b)(h)	5,480,000	5,431,607
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 4.83% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(c)	3,323,000	3,326,695
Golub Capital Partners CLO 53(B) Ltd., Series 2021-53A, Class AR, 4.66% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(c)	9,311,000	9,294,939
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	3,474,268
GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM6, Class A1, 5.02%, 02/25/2066(b)	4,437,392	4,426,131
GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(h)	2,337,138	2,095,487
Series 2025-HE1, Class A1, 5.20% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)	3,198,398	3,208,751
Series 2025-NQM4, Class A1, 5.01%, 10/25/2065(b)	3,778,184	3,766,534
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(b)	4,792,841	4,766,453
Series 2025-PJ4, Class A4, 6.00%, 09/25/2055(b)(h)	272,758	273,829
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066(b)(h)	1,812,390	1,803,267
Series 2026-NQM3, Class A1, 5.22%, 05/25/2066(b)(h)	8,440,000	8,445,689
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.99%, 07/25/2035(h)	22,801	21,962
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	1,322,000	1,306,799
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	705,000	697,046
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	1,579,004	1,585,227
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	1,875,298	1,828,203
IP Mortgage Trust, Series 2025-IP, Class A, 5.42%, 06/10/2042(b)(h)	11,643,000	11,750,917
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco Core Bond Fund

Principal Amount		Value

J.P. Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(h)	$103,539	$103,541
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(h)	11,617,363	11,672,575
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(b)(h)	1,393,239	1,388,628
Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055(b)	6,915,250	7,016,265
JP Morgan Mortgage Trust,
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(h)	3,404,111	2,906,358
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(h)	647,648	645,123
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(h)	3,584,628	3,615,858
JPMBB Commercial Mortgage Securities Trust, Series 2015- C27, Class XA, IO, 0.84%, 02/15/2048(i)	4,128,432	95
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ARR, 4.76% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(c)	6,455,000	6,457,782
KKR CLO 15 Ltd., Series 15, Class A1R2, 4.78% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(c)	1,336,253	1,336,891
Life Mortgage Trust, Series 2021-BMR, Class C, 4.87% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(c)	167,676	166,276
Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.60%, 03/25/2056(b)	6,200,000	6,229,872
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 4.96% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(c)	3,020,974	3,024,847
Magnetite XXXI Ltd., Series 2021-31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(c)	6,935,000	6,926,678
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(h)	1,781,718	1,599,346
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(h)	1,793,625	1,599,562
Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 01/20/2039(b)	2,200,000	2,203,344
Metronet Infrastructure Issuer LLC,
Series 2025-1A, Class A2, 6.01%, 07/20/2055(g)	3,750,000	3,816,355
Series 2025-4A, Class A2, 5.16%, 12/20/2055(b)	1,960,000	1,962,814
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(h)	1,953,764	1,775,614
Principal Amount		Value

MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 4.47% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(c)	$1,945,000	$1,944,292
Series 2021-STOR, Class B, 4.67% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(c)	1,460,000	1,459,541
MILE Trust, Series 2025-STNE, Class A, 5.15% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(c)	8,095,000	8,096,619
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058(h)	2,617,000	2,647,349
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(i)	10,306,493	109,071
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(h)	1,983,705	1,984,081
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(h)	3,502,691	3,525,030
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(h)	3,365,320	3,399,093
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(b)(h)	5,372,558	5,353,946
Series 2026-NQM3, Class A1, 5.21%, 03/25/2071(b)(h)	2,265,923	2,267,858
Series 2026-NQM4, Class A1, 5.08%, 03/25/2071(b)(h)	1,451,000	1,449,919
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	2,872,510	2,881,771
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class AR2, 4.64% (3 mo. Term SOFR + 0.96%), 10/20/2036(b)(c)	4,815,000	4,818,871
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035(b)(c)	5,335,000	5,337,555
New Residential Mortgage Loan Trust,
Series 2022-NQM2, Class A1, 3.85%, 03/27/2062(b)(h)	1,855,549	1,755,097
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	1,295,446	1,307,050
Series 2025-NQM2, Class A1, 5.57%, 04/25/2065(b)	11,412,207	11,489,612
Series 2026-NQM5, Class A1, 5.18%, 04/25/2066(b)(h)	2,710,000	2,712,371
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(b)	1,950,000	1,944,247
Oaktree CLO Ltd., Series 2021-2A, Class AR, 4.64% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(c)	3,920,000	3,908,942
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco Core Bond Fund

Principal Amount		Value

OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(h)	$2,836,193	$2,436,289
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(h)	2,323,241	2,109,156
Series 2022-NQM2, Class A1B, 4.38%, 01/25/2062(b)	2,305,000	2,146,735
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	2,256,523	2,256,701
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(h)	1,458,413	1,464,943
Series 2025-HE2, Class A1, 5.10% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(c)	4,457,747	4,480,334
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(h)	2,062,763	1,854,112
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	3,562,000	3,299,354
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2025-2A, Class A1, 4.61% (3 mo. Term SOFR + 0.94%), 07/15/2033(b)(c)	9,020,246	9,022,501
Series 2025-3A, Class A1, 4.66% (3 mo. Term SOFR + 0.95%), 01/15/2034(b)(c)	5,435,000	5,432,772
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 4.60% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(c)	5,390,000	5,384,626
Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2I, 5.27%, 12/06/2055(b)	2,000,000	1,994,840
Series 2025-1A, Class A2II, 5.65%, 12/06/2055(b)	1,500,000	1,491,740
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(h)	2,033,830	2,056,817
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	2,804,064	2,824,963
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	1,980,247	1,874,307
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	3,016,534	3,003,397
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(h)	6,098,146	6,149,645
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	5,742,607	5,946,705
Rate Mortgage Trust,
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(h)	2,709,419	2,739,688
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(h)	2,120,694	2,130,230
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(h)	2,419,211	2,421,145
Principal Amount		Value

RCKT Mortgage Trust,
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	$1,559,821	$1,567,543
Series 2025-CES7, Class A1A, 5.38%, 07/25/2055(b)	1,778,238	1,784,025
Series 2026-CES1, Class A1A, 4.83%, 01/25/2056(b)	3,017,501	2,994,717
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	34,934	28,219
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	191,148	159,620
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(h)	10,906	10,881
RR 17 Ltd., Series 2021-17A, Class A1AR, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(c)	12,590,000	12,589,585
RUN Trust, Series 2022-NQM1, Class A1, 5.00%, 03/25/2067(b)	1,582,692	1,551,600
Sequoia Mortgage Trust,
Series 2025-10, Class A1, 5.50%, 11/25/2055(b)(h)	6,012,506	5,989,069
Series 2025-8, Class A4, 5.50%, 09/25/2055(b)(h)	1,937,213	1,940,390
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(h)	3,380,695	3,201,175
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(h)	1,426,246	1,317,292
Shackleton CLO Ltd., Series 2015-7RA, Class ARR, 4.77% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(c)	74,764	74,786
SHRN Trust,
Series 2025-MF18, Class A, 4.85% (1 mo. Term SOFR + 1.20%), 10/15/2040(b)(c)	10,255,000	10,254,740
Series 2025-MF18, Class B, 5.10% (1 mo. Term SOFR + 1.45%), 10/15/2040(b)(c)	2,020,000	2,020,427
Series 2025-MF18, Class C, 5.35% (1 mo. Term SOFR + 1.70%), 10/15/2040(b)(c)	850,000	851,421
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 4.76% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(c)	7,532,000	7,535,630
Signal Peak CLO 4 Ltd., Series 2017-4A, Class AR2, 4.79% (3 mo. Term SOFR + 1.12%), 10/26/2034(b)(c)	9,790,000	9,798,145
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	2,971,500	2,946,668
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,774,750	1,652,501
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	2,643,042	2,271,749
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(h)	839,189	792,263
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27
Invesco Core Bond Fund

Principal Amount		Value

Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(h)	$73,781	$71,304
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(h)	3,206,932	2,839,705
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(h)	2,378,342	2,145,538
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	3,866,125	3,865,688
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	4,243,380	4,277,126
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	4,207,920	4,240,908
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	4,240,425	4,110,183
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	3,920,300	3,872,351
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	4,018,800	3,959,391
Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(b)	2,820,000	2,783,675
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 4.87% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(c)	115,363	115,452
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 4.78% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(c)	1,460,750	1,465,606
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(c)	3,037,995	3,039,964
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 4.86% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(c)	1,474,653	1,475,625
Symphony CLO XXIII Ltd., Series 2020-23A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 01/15/2034(b)(c)	747,161	747,718
Symphony CLO XXIV Ltd., Series 2020-24A, Class A1R, 4.80% (3 mo. Term SOFR + 1.13%), 10/23/2035(b)(c)	9,611,000	9,605,166
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	3,395,000	3,428,876
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	3,330,000	3,299,445
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	1,940,000	1,903,114
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	2,525,400	2,374,810
TierPoint Issuer LLC,
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	6,566,000	6,585,143
Series 2025-2A, Class A2, 6.40%, 04/26/2055(b)	5,131,000	5,091,129
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	3,544,637	3,383,397
Principal Amount		Value

Tricon Residential Trust, Series 2025-SFR1, Class A, 4.75% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(c)	$3,962,151	$3,955,832
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.23%, 11/15/2050(i)	10,871,473	111,302
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(b)	1,240,000	1,216,180
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056(b)	3,820,000	3,740,026
VDCM Commercial Mortgage Trust,
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(h)	13,130,000	13,156,008
Series 2025-AZ, Class B, 5.48%, 07/13/2044(b)(h)	1,435,000	1,435,567
Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(h)	460,658	420,438
Series 2021-7, Class A1, 2.83%, 10/25/2066(b)	2,630,446	2,415,003
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(h)	286,186	277,660
Series 2022-1, Class A1, 3.72%, 01/25/2067(b)	1,811,600	1,713,631
Series 2022-3, Class A1, 5.13%, 02/25/2067(b)	2,165,500	2,070,593
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(h)	1,909,967	1,915,050
Series 2026-4, Class A1, 5.00%, 04/25/2071(b)(h)	1,784,445	1,782,213
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	224,610	218,120
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.66%, 10/25/2033(h)	115,244	111,820
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(h)	203,270	193,323
Series 2005-AR16, Class 1A1, 4.43%, 12/25/2035(h)	171,814	161,847
Wells Fargo Commercial Mortgage Trust,
Series 2017-C42, Class XA, IO, 0.96%, 12/15/2050(i)	14,681,882	161,991
Series 2026-C66, Class A5, 5.65%, 04/15/2059	1,530,000	1,590,131
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/2035(b)(h)	14,000,000	14,094,452
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	7,253,000	7,309,489
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	192,238	188,972
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	5,576,888	5,319,732
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	2,544,675	2,593,761
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28
Invesco Core Bond Fund

Principal Amount		Value

Zayo Issuer LLC,
Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	$6,672,000	$6,785,571
Series 2025-3A, Class A2, 5.57%, 10/20/2055(b)	3,779,000	3,773,175
Total Asset-Backed Securities (Cost $884,542,974)		870,881,057
U.S. Government Sponsored Agency Mortgage-Backed Securities–25.65%
Collateralized Mortgage Obligations–0.12%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 to 02/25/2033(i)(k)	552,516	65,797
7.50%, 11/25/2029(k)	2,649	233
7.00%, 04/25/2032(k)	323,314	43,023
6.00%, 06/25/2033 to 03/25/2036(i)(k)	391,193	55,426
5.50%, 09/25/2033 to 06/25/2035(i)(k)	697,460	87,065
Fannie Mae REMICs,
IO, 4.39% (8.15% - (30 Day Average SOFR + 0.11%)), 04/25/2027(c)(k)	3,991	59
3.00%, 11/25/2027(k)	106,690	1,118
3.34% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(c)(k)	4,199	196
3.99% (7.75% - (30 Day Average SOFR + 0.11%)), 07/25/2031 to 02/25/2032(c)(k)	25,471	2,185
4.10% (7.85% - (30 Day Average SOFR + 0.11%)), 11/18/2031(c)(k)	22,571	1,675
4.14% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(c)(k)	52,064	4,025
3.49% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(c)(k)	37,644	2,568
4.19% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(c)(k)	43,225	2,844
4.34% (8.10% - (30 Day Average SOFR + 0.11%)), 02/25/2032 to 03/25/2032(c)(k)	2,807	144
1.00% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(c)(k)	60,370	982
3.24% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(c)(k)	178,190	14,755
4.24% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(c)(k)	125,825	12,519
4.25% (8.00% - (30 Day Average SOFR + 0.11%)), 12/18/2032(c)(k)	73,792	6,355
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
4.35% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(c)(k)	$20,486	$1,601
4.44% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(c)(k)	130,169	11,595
4.49% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(c)(k)	86,321	9,519
7.00%, 03/25/2033 to 04/25/2033(k)	268,487	34,931
3.79% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(c)(k)	95,602	10,355
2.94% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035 to 05/25/2035(c)(k)	195,169	14,639
2.99% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(c)(k)	29,806	1,399
2.84% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(c)(k)	115,976	4,778
3.50%, 08/25/2035(k)	2,137,948	203,618
2.34% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(c)(k)	123,407	10,486
2.82% (6.58% - (30 Day Average SOFR + 0.11%)), 06/25/2036(c)(k)	6,652	481
2.29% (6.05% - (30 Day Average SOFR + 0.11%)), 07/25/2038(c)(k)	64,090	3,024
4.00%, 04/25/2041 to 08/25/2047(k)	605,235	88,984
2.79% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(c)(k)	179,914	12,532
2.39% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(c)(k)	596,129	60,158
5.50%, 07/25/2046(k)	569,655	70,908
2.14% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(c)(k)	4,477,610	422,082
6.50%, 10/25/2028 to 11/25/2029	33,933	34,350
6.00%, 11/25/2028	18,039	18,302
7.50%, 12/25/2029	71,744	72,801
4.76% (30 Day Average SOFR + 1.11%), 07/25/2032(c)	24,017	24,265
4.16% (30 Day Average SOFR + 0.51%), 03/25/2033(c)	7,167	7,144
5.50%, 04/25/2035	440,153	452,062
4.01% (30 Day Average SOFR + 0.36%), 08/25/2035(c)	14,981	14,863
10.41% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(c)	59,524	68,219
4.70% (30 Day Average SOFR + 1.05%), 06/25/2037(c)	52,516	53,082
4.00%, 03/25/2041	37,581	35,839
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K735, Class X1, IO, 1.08%, 05/25/2026(i)	$12,576,273	$365
Series K093, Class X1, IO, 1.08%, 05/25/2029(i)	25,253,286	603,405
Freddie Mac REMICs,
IO, 3.90% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(c)(k)	31,457	1,362
3.00%, 06/15/2027 to 12/15/2027(k)	387,782	4,357
2.50%, 05/15/2028(k)	143,464	2,424
3.95% (7.70% - (30 Day Average SOFR + 0.11%)), 03/15/2029(c)(k)	1,142	26
4.35% (8.10% - (30 Day Average SOFR + 0.11%)), 09/15/2029(c)(k)	2,321	117
4.00% (7.75% - (30 Day Average SOFR + 0.11%)), 01/15/2032(c)(k)	52,365	4,065
3.30% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(c)(k)	114,490	6,912
2.95% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(c)(k)	107,966	6,348
3.00% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(c)(k)	76,308	4,293
2.97% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(c)(k)	378,676	25,748
2.90% (6.65% - (30 Day Average SOFR + 0.11%)), 07/15/2035(c)(k)	316,536	23,461
3.25% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(c)(k)	43,285	3,991
2.25% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(c)(k)	31,012	2,385
2.32% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(c)(k)	595,496	43,700
2.50% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(c)(k)	136,657	11,306
2.35% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(c)(k)	653,534	59,609
6.50%, 02/15/2028 to 06/15/2032	184,264	188,566
6.00%, 04/15/2029	9,813	9,941
4.65% (30 Day Average SOFR + 1.01%), 07/15/2031(c)	18,705	18,839
7.00%, 03/15/2032	73,399	76,076
3.50%, 05/15/2032	57,864	56,902
4.75% (30 Day Average SOFR + 1.11%), 06/15/2032(c)	85,752	86,651
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
10.98% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(c)	$19,108	$22,075
4.15% (30 Day Average SOFR + 0.51%), 09/15/2035(c)	49,044	48,696
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(k)	5,947	113
3.00%, 12/15/2027(k)	128,411	1,848
3.15%, 12/15/2027(i)	42,150	695
6.50%, 02/01/2028(k)	1,222	46
7.50%, 12/15/2029(k)	7,484	642
6.00%, 12/15/2032(k)	26,952	3,015
PO, 0.00%, 06/01/2026(j)	7	7
		3,360,972
Commercial & Residential Mortgage Finance–19.26%
TBA, 1.50%, 05/01/2041(l)	200,000	179,463
2.00%, 05/01/2041 to 05/01/2056(l)	105,845,762	84,808,515
2.50%, 05/01/2041 to 05/01/2056(l)	75,282,026	63,081,008
3.00%, 05/01/2041 to 05/01/2056(l)	82,155,238	71,958,594
4.50%, 05/01/2041 to 05/01/2056(l)	59,229,427	57,644,652
5.00%, 05/01/2041 to 05/01/2056(l)	135,950,205	134,434,133
3.50%, 05/01/2056(l)	50,053,544	45,567,281
4.00%, 05/01/2056(l)	31,990,270	30,004,629
5.50%, 05/01/2056(l)	9,224,009	9,271,334
6.00%, 05/01/2056(l)	29,587,535	30,208,541
6.50%, 05/01/2056(l)	18,645,000	19,346,531
		546,504,681
Federal Home Loan Mortgage Corp. (FHLMC)–1.98%
6.50%, 07/01/2028 to 04/01/2034	24,215	25,140
6.00%, 10/01/2029 to 08/01/2053	20,407,630	21,196,539
7.00%, 10/01/2031 to 10/01/2037	279,468	295,282
5.50%, 09/01/2039 to 08/01/2053	29,115,238	29,605,338
2.00%, 05/01/2051	2,294,276	1,852,523
2.50%, 06/01/2052	2,281,766	1,918,709
3.00%, 08/01/2052	1,588,137	1,394,480
		56,288,011
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30
Invesco Core Bond Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–1.49%
6.50%, 12/01/2029 to 09/01/2055	$847,470	$879,476
3.93%, 12/01/2030	7,378,000	7,262,584
7.50%, 01/01/2033 to 08/01/2033	144,630	147,921
7.00%, 04/01/2033 to 04/01/2034	101,361	106,980
5.50%, 02/01/2035 to 11/01/2055	26,446,563	26,878,171
4.00%, 05/01/2052	6,959,739	6,596,765
6.00%, 07/01/2055	433,673	443,517
		42,315,414
Government National Mortgage Association (GNMA)–2.80%
ARM, 5.38% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(c)	39	39
IO, 2.77% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(c)(k)	276,430	13,064
2.87% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(c)(k)	672,481	39,054
4.50%, 09/16/2047(k)	1,753,619	313,131
2.42% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(c)(k)	1,621,742	184,686
TBA, 2.00%, 05/01/2056(l)	1,000,000	823,019
2.50%, 05/01/2056(l)	51,155,000	43,826,232
3.00%, 05/01/2056(l)	900,000	801,685
3.50%, 05/01/2056(l)	300,000	271,230
4.00%, 05/01/2056(l)	350,000	326,628
4.50%, 05/01/2056(l)	28,242,000	27,240,292
5.00%, 05/01/2056(l)	1,600,000	1,586,361
5.50%, 05/01/2056(l)	3,367,000	3,391,187
6.00%, 05/01/2056(l)	500,000	509,807
		79,326,415
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $732,757,732)		727,795,493
U.S. Treasury Securities–14.16%
U.S. Treasury Bills–0.02%
3.56% - 3.64%, 05/14/2026(m)(n)	546,000	545,295
3.62% - 3.63%, 09/17/2026(m)	34,000	33,529
		578,824
U.S. Treasury Bonds–4.28%
5.25%, 11/15/2028	7,000,000	7,228,320
5.25%, 02/15/2029	1,000,000	1,037,578
4.63%, 02/15/2046	17,288,300	16,511,677
2.88%, 11/15/2046	4,000,000	2,896,719
2.00%, 08/15/2051	1,400,000	787,363
4.63%, 11/15/2055	98,579,700	92,980,681
		121,442,338
Principal Amount		Value
U.S. Treasury Notes–9.86%
2.25%, 02/15/2027	$14,600,000	$14,431,453
4.38%, 07/15/2027	7,500,000	7,548,047
3.88%, 10/15/2027	3,000,000	3,000,293
3.88%, 03/31/2028	96,194,000	96,178,970
3.88%, 04/15/2029	42,333,200	42,291,859
4.13%, 10/31/2029	1,500,000	1,508,496
0.63%, 08/15/2030	5,000,000	4,341,699
3.88%, 03/31/2031	25,751,800	25,584,816
3.88%, 04/30/2031	1,255,000	1,246,617
4.13%, 11/30/2031	1,500,000	1,502,666
4.00%, 04/30/2032	1,800,000	1,787,906
4.25%, 03/31/2033	5,971,000	5,988,726
3.88%, 08/15/2033	1,500,000	1,466,924
4.38%, 05/15/2034	1,000,000	1,006,445
4.13%, 02/15/2036	73,304,500	71,763,960
		279,648,877
Total U.S. Treasury Securities (Cost $406,476,307)		401,670,039
Shares
Preferred Stocks–0.38%
Diversified Financial Services–0.19%
Apollo Global Management, Inc., 7.63%, Pfd.(d)	215,375	5,535,137
Regional Banks–0.19%
M&T Bank Corp., 7.50%, Series J, Pfd.	198,205	5,270,271
Total Preferred Stocks (Cost $10,339,500)		10,805,408

Exchange-Traded Funds–0.18%
Invesco Core Fixed Income ETF (Cost $5,246,448)(o)	206,500	5,180,796
Principal Amount
Agency Credit Risk Transfer Notes–0.06%
Fannie Mae Connecticut Avenue Securities, Series 2025-R04, Class 1A1, 4.65% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(c)	$337,967	338,539
Freddie Mac,
Series 2022-DNA6, Class M1, STACR®, 5.80% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(c)	122,365	122,642
Series 2023-DNA1, Class M1, STACR®, 5.75% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(c)	527,159	533,413
Series 2025-DNA4, Class A1, STACR®, 4.55% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(c)	658,750	659,330
Total Agency Credit Risk Transfer Notes (Cost $1,646,241)		1,653,924
Shares
Money Market Funds–9.93%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(o)(p)	99,395,297	99,395,298
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31
Invesco Core Bond Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.55%(o)(p)	182,500,234	$182,500,233
Total Money Market Funds (Cost $281,895,531)		281,895,531
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-122.19% (Cost $3,494,782,169)		3,467,160,354
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.12%
Invesco Private Government Fund, 3.63%(o)(p)(q)	959,704	959,704
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.78%(o)(p)(q)	2,497,862	$2,498,112
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,457,887)		3,457,816
TOTAL INVESTMENTS IN SECURITIES–122.31% (Cost $3,498,240,056)		3,470,618,170
OTHER ASSETS LESS LIABILITIES—(22.31)%		(633,157,724)
NET ASSETS–100.00%		$2,837,460,446
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $1,220,765,629, which represented 43.02% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2026.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of this security was out on loan at April 30, 2026.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2026.

(i)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30,
2026.

(j)	Zero coupon bond issued at a discount.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1M.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Core Fixed Income ETF	$356,748	$4,893,885	$-	$(69,837)	$-	$5,180,796	$52,984
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	187,680,261	283,203,634	(371,488,597)	-	-	99,395,298	2,737,318
Invesco Treasury Portfolio, Institutional Class	346,458,023	525,949,606	(689,907,396)	-	-	182,500,233	4,996,469
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32
Invesco Core Bond Fund

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,165,562	$27,091,006	$(29,296,864)	$-	$-	$959,704	$37,074*
Invesco Private Prime Fund	9,261,619	52,187,051	(58,948,692)	(67)	(1,799)	2,498,112	98,157*
Total	$546,922,213	$893,325,182	$(1,149,641,549)	$(69,904)	$(1,799)	$290,534,143	$7,922,002

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,462	June-2026	$302,816,750	$(1,803,829)	$(1,803,829)
U.S. Treasury 10 Year Notes	577	June-2026	63,812,594	(846,939)	(846,939)
U.S. Treasury Long Bonds	770	June-2026	86,889,687	(3,183,073)	(3,183,073)
U.S. Treasury Ultra Bonds	403	June-2026	46,357,594	(1,410,594)	(1,410,594)
Subtotal—Long Futures Contracts				(7,244,435)	(7,244,435)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	213	June-2026	(22,969,055)	99,019	99,019
U.S. Treasury 10 Year Ultra Notes	614	June-2026	(69,295,656)	1,865,656	1,865,656
Subtotal—Short Futures Contracts				1,964,675	1,964,675
Total Futures Contracts				$(5,279,760)	$(5,279,760)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33
Invesco Core Bond Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,207,640,190)*	$3,180,084,027
Investments in affiliates, at value (Cost $290,599,866)	290,534,143
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	7,348,444
Cash collateral — TBA commitments	342,000
Cash	19,456,635
Receivable for:
Investments sold	54,260,617
TBA sales commitment	5,999,670
Fund shares sold	3,370,670
Dividends	834,873
Interest	16,591,361
Principal paydowns	47,691
Investment for trustee deferred compensation and retirement plans	142,672
Other assets	62,178
Total assets	3,579,074,981
Liabilities:
Other investments:
Variation margin payable — futures contracts	283,185
Payable for:
Investments purchased	98,675,024
TBA purchased commitment	634,862,252
Dividends	1,457,057
Fund shares reacquired	1,796,686
Collateral upon return of securities loaned	3,457,887
Accrued fees to affiliates	769,406
Accrued trustees’ and officers’ fees and benefits	2,930
Accrued other operating expenses	167,436
Trustee deferred compensation and retirement plans	142,672
Total liabilities	741,614,535
Net assets applicable to shares outstanding	$2,837,460,446
Net assets consist of:
Shares of beneficial interest	$3,156,535,608
Distributable earnings (loss)	(319,075,162)
$2,837,460,446
Net Assets:
Class A	$645,468,357
Class C	$35,768,706
Class R	$90,917,122
Class Y	$1,221,141,663
Class R5	$8,281
Class R6	$844,156,317
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	114,442,221
Class C	6,337,069
Class R	16,124,635
Class Y	217,686,818
Class R5	1,468
Class R6	149,796,987
Class A:
Net asset value per share	$5.64
Maximum offering price per share (Net asset value of $5.64 ÷ 95.75%)	$5.89
Class C:
Net asset value and offering price per share	$5.64
Class R:
Net asset value and offering price per share	$5.64
Class Y:
Net asset value and offering price per share	$5.61
Class R5:
Net asset value and offering price per share	$5.64
Class R6:
Net asset value and offering price per share	$5.64

*	At April 30, 2026, securities with an aggregate value of $3,356,492 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34
Invesco Core Bond Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Interest	$60,739,359
Dividends	391,097
Dividends from affiliates (includes net securities lending income of $21,806)	7,808,577
Total investment income	68,939,033
Expenses:
Advisory fees	4,958,080
Administrative services fees	213,741
Custodian fees	52,282
Distribution fees:
Class A	802,632
Class C	185,980
Class R	225,074
Transfer agent fees — A, C, R and Y	1,432,826
Transfer agent fees — R5	1
Transfer agent fees — R6	174,162
Trustees’ and officers’ fees and benefits	22,627
Registration and filing fees	69,518
Reports to shareholders	56,764
Professional services fees	52,988
Other	20,734
Total expenses	8,267,409
Less: Fees waived and/or expenses reimbursed	(788,877)
Net expenses	7,478,532
Net investment income	61,460,501
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	2,074,617
Affiliated investment securities	(1,799)
Futures contracts	(2,147,492)
(74,674)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(32,529,505)
Affiliated investment securities	(69,904)
Futures contracts	(7,431,890)
(40,031,299)
Net realized and unrealized gain (loss)	(40,105,973)
Net increase in net assets resulting from operations	$21,354,528
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
35
Invesco Core Bond Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$61,460,501	$131,841,596
Net realized gain (loss)	(74,674)	(18,764,338)
Change in net unrealized appreciation (depreciation)	(40,031,299)	60,813,166
Net increase in net assets resulting from operations	21,354,528	173,890,424
Distributions to shareholders from distributable earnings:
Class A	(13,359,767)	(27,845,664)
Class C	(620,813)	(1,438,808)
Class R	(1,732,895)	(3,536,271)
Class Y	(25,503,847)	(49,569,598)
Class R5	(183)	(383)
Class R6	(23,099,502)	(54,623,792)
Total distributions from distributable earnings	(64,317,007)	(137,014,516)
Share transactions–net:
Class A	(7,246,633)	13,402,023
Class C	(2,304,732)	(3,055,674)
Class R	862,463	16,387,231
Class Y	40,307,427	265,507,921
Class R6	(330,478,771)	(26,736,115)
Net increase (decrease) in net assets resulting from share transactions	(298,860,246)	265,505,386
Net increase (decrease) in net assets	(341,822,725)	302,381,294
Net assets:
Beginning of period	3,179,283,171	2,876,901,877
End of period	$2,837,460,446	$3,179,283,171
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
36
Invesco Core Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$5.73	$0.11	$(0.08)	$0.03	$(0.12)	$—	$(0.12)	$5.64	0.45%	$645,468	0.70%(d)	0.76%(d)	3.90%(d)	305%
Year ended 10/31/25	5.66	0.23	0.08	0.31	(0.24)	—	(0.24)	5.73	5.68	663,104	0.68	0.76	4.14	627
Year ended 10/31/24	5.30	0.25	0.36	0.61	(0.25)	—	(0.25)	5.66	11.71	641,948	0.68	0.77	4.47	565
Year ended 10/31/23	5.51	0.23	(0.20)	0.03	(0.24)	—	(0.24)	5.30	0.40	567,301	0.68	0.79	4.12	578
Year ended 10/31/22	6.84	0.13	(1.31)	(1.18)	(0.15)	—	(0.15)	5.51	(17.43)	566,064	0.69	0.79	2.17	413
Year ended 10/31/21	7.05	0.09	(0.08)	0.01	(0.10)	(0.12)	(0.22)	6.84	0.15	760,690	0.72	0.79	1.23	526
Class C
Six months ended 04/30/26	5.73	0.09	(0.09)	0.00	(0.09)	—	(0.09)	5.64	0.07	35,769	1.45 (d)	1.51 (d)	3.15 (d)	305
Year ended 10/31/25	5.67	0.19	0.07	0.26	(0.20)	—	(0.20)	5.73	4.71	38,653	1.43	1.51	3.39	627
Year ended 10/31/24	5.31	0.21	0.36	0.57	(0.21)	—	(0.21)	5.67	10.88	41,245	1.43	1.52	3.72	565
Year ended 10/31/23	5.51	0.19	(0.19)	0.00	(0.20)	—	(0.20)	5.31	(0.16)	39,579	1.43	1.54	3.37	578
Year ended 10/31/22	6.84	0.09	(1.32)	(1.23)	(0.10)	—	(0.10)	5.51	(18.07)	41,620	1.44	1.54	1.42	413
Year ended 10/31/21	7.05	0.03	(0.07)	(0.04)	(0.05)	(0.12)	(0.17)	6.84	(0.64)	68,167	1.48	1.54	0.47	526
Class R
Six months ended 04/30/26	5.73	0.10	(0.08)	0.02	(0.11)	—	(0.11)	5.64	0.32	90,917	0.95 (d)	1.01 (d)	3.65 (d)	305
Year ended 10/31/25	5.66	0.22	0.08	0.30	(0.23)	—	(0.23)	5.73	5.42	91,503	0.93	1.01	3.89	627
Year ended 10/31/24	5.30	0.24	0.36	0.60	(0.24)	—	(0.24)	5.66	11.44	73,928	0.93	1.02	4.22	565
Year ended 10/31/23	5.50	0.22	(0.19)	0.03	(0.23)	—	(0.23)	5.30	0.33	65,342	0.93	1.04	3.87	578
Year ended 10/31/22	6.83	0.12	(1.31)	(1.19)	(0.14)	—	(0.14)	5.50	(17.68)	68,228	0.94	1.04	1.92	413
Year ended 10/31/21	7.04	0.07	(0.08)	(0.01)	(0.08)	(0.12)	(0.20)	6.83	(0.14)	84,671	0.98	1.04	0.97	526
Class Y
Six months ended 04/30/26	5.70	0.12	(0.09)	0.03	(0.12)	—	(0.12)	5.61	0.57	1,221,142	0.45 (d)	0.51 (d)	4.15 (d)	305
Year ended 10/31/25	5.63	0.25	0.08	0.33	(0.26)	—	(0.26)	5.70	5.95	1,199,667	0.43	0.51	4.39	627
Year ended 10/31/24	5.27	0.26	0.37	0.63	(0.27)	—	(0.27)	5.63	12.03	919,799	0.43	0.52	4.72	565
Year ended 10/31/23	5.47	0.24	(0.19)	0.05	(0.25)	—	(0.25)	5.27	0.82	873,415	0.43	0.54	4.37	578
Year ended 10/31/22	6.79	0.15	(1.30)	(1.15)	(0.17)	—	(0.17)	5.47	(17.21)	544,605	0.44	0.54	2.42	413
Year ended 10/31/21	7.00	0.10	(0.07)	0.03	(0.12)	(0.12)	(0.24)	6.79	0.43	721,456	0.43	0.54	1.52	526
Class R5
Six months ended 04/30/26	5.73	0.12	(0.09)	0.03	(0.12)	—	(0.12)	5.64	0.60	8	0.37 (d)	0.39 (d)	4.23 (d)	305
Year ended 10/31/25	5.66	0.25	0.08	0.33	(0.26)	—	(0.26)	5.73	6.00	8	0.37	0.39	4.45	627
Year ended 10/31/24	5.30	0.27	0.36	0.63	(0.27)	—	(0.27)	5.66	12.00	8	0.41	0.43	4.74	565
Year ended 10/31/23	5.50	0.25	(0.19)	0.06	(0.26)	—	(0.26)	5.30	0.84	13	0.43	0.45	4.37	578
Year ended 10/31/22	6.84	0.15	(1.32)	(1.17)	(0.17)	—	(0.17)	5.50	(17.36)	14	0.44	0.45	2.42	413
Year ended 10/31/21	7.05	0.11	(0.08)	0.03	(0.12)	(0.12)	(0.24)	6.84	0.46	17	0.41	0.43	1.54	526
Class R6
Six months ended 04/30/26	5.72	0.12	(0.08)	0.04	(0.12)	—	(0.12)	5.64	0.78	844,156	0.36 (d)	0.39 (d)	4.24 (d)	305
Year ended 10/31/25	5.66	0.25	0.07	0.32	(0.26)	—	(0.26)	5.72	5.83	1,186,347	0.37	0.39	4.45	627
Year ended 10/31/24	5.30	0.27	0.36	0.63	(0.27)	—	(0.27)	5.66	12.04	1,199,974	0.38	0.40	4.77	565
Year ended 10/31/23	5.50	0.25	(0.19)	0.06	(0.26)	—	(0.26)	5.30	0.87	329,003	0.39	0.41	4.41	578
Year ended 10/31/22	6.83	0.15	(1.31)	(1.16)	(0.17)	—	(0.17)	5.50	(17.22)	284,165	0.40	0.41	2.46	413
Year ended 10/31/21	7.04	0.11	(0.08)	0.03	(0.12)	(0.12)	(0.24)	6.83	0.48	311,703	0.38	0.40	1.57	526

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
37
Invesco Core Bond Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Core Bond Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for
38
Invesco Core Bond Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or
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Invesco Core Bond Fund

securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
N.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
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Invesco Core Bond Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.400%
Next $500 million	0.350%
Next $4 billion	0.330%
Over $5 billion	0.310%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.33%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
Effective March 1, 2026, the Adviser has contractually agreed, through at least February 28, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.72%, 1.47%, 0.97%, 0.47%, 0.38% and 0.35%, respectively, of the Fund’s average daily net assets (the "expense limits"). Prior to March 1, 2026, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.70%, 1.45%, 0.95%, 0.45%, 0.45% and 0.45%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $193,104 and reimbursed class level expenses of $161,955, $9,947, $24,066, $312,903, $1 and $86,901 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $27,188 in front-end sales commissions from the sale of Class A shares and $2,496 and $1,218 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
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Invesco Core Bond Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,158,811,346	$8,466,760	$1,167,278,106
Asset-Backed Securities	—	867,064,702	3,816,355	870,881,057
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	727,795,493	—	727,795,493
U.S. Treasury Securities	—	401,670,039	—	401,670,039
Preferred Stocks	10,805,408	—	—	10,805,408
Exchange-Traded Funds	5,180,796	—	—	5,180,796
Agency Credit Risk Transfer Notes	—	1,653,924	—	1,653,924
Money Market Funds	281,895,531	3,457,816	—	285,353,347
Total Investments in Securities	297,881,735	3,160,453,320	12,283,115	3,470,618,170
Other Investments - Assets*
Futures Contracts	1,964,675	—	—	1,964,675
Other Investments - Liabilities*
Futures Contracts	(7,244,435)	—	—	(7,244,435)
Total Other Investments	(5,279,760)	—	—	(5,279,760)
Total Investments	$292,601,975	$3,160,453,320	$12,283,115	$3,465,338,410

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$1,964,675
Derivatives not subject to master netting agreements	(1,964,675)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(7,244,435)
Derivatives not subject to master netting agreements	7,244,435
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
42
Invesco Core Bond Fund

Effect of Derivative Investments for the six months ended April 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(2,147,492)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(7,431,890)
Total	$(9,579,382)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$746,564,193

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$167,553,639	$113,593,415	$281,147,054
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $1,735,062,645 and $1,618,631,717, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$11,786,790
Aggregate unrealized (depreciation) of investments	(48,002,871)
Net unrealized appreciation (depreciation) of investments	$(36,216,081)
Cost of investments for tax purposes is $3,501,554,491.
43
Invesco Core Bond Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	10,394,214	$59,330,331	24,291,941	$137,247,276
Class C	657,907	3,758,129	2,135,239	12,067,925
Class R	1,496,614	8,538,209	6,383,600	35,935,159
Class Y	57,514,276	326,277,361	116,884,220	656,531,959
Class R6	8,232,481	46,888,145	27,831,356	156,865,482
Issued as reinvestment of dividends:
Class A	2,127,661	12,137,929	4,434,668	25,102,351
Class C	100,345	572,863	230,809	1,307,146
Class R	301,960	1,722,532	618,810	3,501,871
Class Y	3,325,718	18,870,714	6,254,670	35,210,024
Class R6	3,966,369	22,627,293	9,467,486	53,527,682
Automatic conversion of Class C shares to Class A shares:
Class A	371,772	2,120,144	818,499	4,620,602
Class C	(371,355)	(2,120,144)	(818,030)	(4,620,602)
Reacquired:
Class A	(14,166,605)	(80,835,037)	(27,211,891)	(153,568,206)
Class C	(789,894)	(4,515,580)	(2,087,139)	(11,810,143)
Class R	(1,646,568)	(9,398,278)	(4,090,523)	(23,049,799)
Class Y	(53,655,974)	(304,840,648)	(76,017,225)	(426,234,062)
Class R6	(69,675,010)	(399,994,209)	(42,211,340)	(237,129,279)
Net increase (decrease) in share activity	(51,816,089)	$(298,860,246)	46,915,150	$265,505,386

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
44
Invesco Core Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
45
Invesco Core Bond Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-TRB-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Developing Markets Fund
Nasdaq:
A: ODMAX ■ C: ODVCX ■ R: ODVNX ■ Y: ODVYX ■ R5: DVMFX ■ R6: ODVIX

2	Consolidated Schedule of Investments
5	Consolidated Financial Statements
8	Consolidated Financial Highlights
9	Notes to Consolidated Financial Statements
16	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.79%
Brazil–10.17%
Ambev S.A.	39,755,838	$116,494,448
Banco do Brasil S.A.	20,376,357	91,392,804
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	4,629,718	21,962,130
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes, Preference Shares(a)	990,341	4,267,918
Lojas Renner S.A.	35,415,472	97,267,745
Petroleo Brasileiro S.A., ADR(b)	14,860,055	327,367,012
Telefonica Brasil S.A.	3,563,060	28,242,277
Vale S.A., ADR(b)	12,428,848	203,335,953
		890,330,287
China–24.15%
Alibaba Group Holding Ltd.	9,738,302	160,497,044
Anhui Conch Cement Co. Ltd., H Shares	30,116,000	75,453,847
China Resources Beer (Holdings) Co. Ltd.	45,831,863	157,923,042
ENN Energy Holdings Ltd.	2,752,589	21,578,402
Full Truck Alliance Co. Ltd., ADR	12,472,867	107,890,300
Gree Electric Appliances, Inc. of Zhuhai	10,680,352	62,695,346
H World Group Ltd., ADR(b)	3,034,416	156,697,242
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	45,071,677	181,324,966
JD.com, Inc., A Shares	9,610,199	145,595,689
NetEase, Inc.	4,688,159	109,745,947
NetEase, Inc., ADR(b)	1,416,391	166,440,106
New Horizon Health Ltd.(c)	27,463,500	701,270
New Oriental Education & Technology Group, Inc.	5,243,300	28,610,067
New Oriental Education & Technology Group, Inc., ADR	1,881,440	102,895,954
Tencent Holdings Ltd.	7,170,731	435,494,525
Tencent Music Entertainment Group, ADR	7,360,133	67,492,420
Tingyi Cayman Islands Holding Corp.	27,490,523	42,416,310
Vipshop Holdings Ltd., ADR	6,312,620	90,838,602
		2,114,291,079
Hong Kong–3.29%
AIA Group Ltd.	20,845,165	228,854,131
CK Asset Holdings Ltd.	5,150,000	32,441,138
Jardine Matheson Holdings Ltd.	396,306	27,017,086
		288,312,355
Hungary–0.50%
Richter Gedeon Nyrt	1,035,913	43,694,532
India–6.94%
Delhivery Ltd.(a)	3,182,699	15,728,058
HDFC Bank Ltd.	35,020,067	286,431,606
ICICI Bank Ltd.	9,992,684	134,085,158
Pine Labs Ltd.(a)(d)	26,964,087	55,330,854
Power Grid Corp. of India Ltd.	11,626,896	39,153,620
Shriram Finance Ltd.	7,735,182	76,931,031
		607,660,327
Shares		Value
Indonesia–3.32%
PT Astra International Tbk	192,460,257	$66,675,711
PT Bank Central Asia Tbk	185,809,526	62,996,883
PT Bank Rakyat Indonesia (Persero) Tbk	728,866,443	126,089,929
PT Telkom Indonesia (Persero) Tbk	213,458,774	34,918,207
		290,680,730
Mexico–3.56%
Arca Continental S.A.B. de C.V.	4,810,074	57,789,176
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO	12,018,357	142,037,943
Grupo Mexico S.A.B. de C.V., Class B	10,195,543	111,594,460
		311,421,579
Peru–1.34%
Credicorp Ltd.	362,804	117,610,173
Philippines–0.88%
SM Investments Corp.	7,788,929	76,804,537
Portugal–0.88%
Galp Energia SGPS S.A.	3,307,106	77,353,036
Russia–0.00%
Sberbank of Russia PJSC(a)(c)	4,942,538	5
Saudi Arabia–1.06%
Saudi National Bank (The)	8,812,914	92,397,683
Singapore–0.45%
Grab Holdings Ltd., Class A(a)(b)	10,358,095	39,567,923
South Africa–3.80%
Anglo American PLC	3,281,443	162,381,956
Naspers Ltd.	944,833	51,162,610
Valterra Platinum Ltd.	1,479,704	119,179,735
		332,724,301
South Korea–12.24%
Hyundai Mobis Co. Ltd.	294,029	85,038,749
KB Financial Group, Inc.	674,306	73,839,951
LG Electronics, Inc.	341,487	32,889,643
LG H&H Co. Ltd.	32,663	5,629,757
Samsung E&A Co. Ltd.	211,177	7,648,193
Samsung Electronics Co. Ltd.	4,979,641	749,872,112
Samsung Fire & Marine Insurance Co. Ltd.	372,135	116,212,379
		1,071,130,784
Taiwan–19.60%
Hon Hai Precision Industry Co. Ltd.	19,485,290	137,663,940
Largan Precision Co. Ltd.	2,007,000	161,157,747
MediaTek, Inc.	2,362,000	197,183,571
Taiwan Semiconductor Manufacturing Co. Ltd.	17,310,429	1,201,721,980
Uni-President Enterprises Corp.	3,526,000	7,723,227
Yageo Corp.	986,000	10,052,946
		1,715,503,411
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Developing Markets Fund

Shares		Value
Thailand–3.76%
Bangkok Bank PCL, Foreign Shares	24,788,718	$123,679,514
Bangkok Dusit Medical Services PCL, Foreign Shares	28,272,200	15,877,633
Kasikornbank PCL, Foreign Shares	31,881,027	189,801,079
		329,358,226
Turkey–0.36%
KOC Holding A.S.	7,087,055	31,732,404
United States–1.49%
Cognizant Technology Solutions Corp., Class A	1,181,896	62,522,298
EPAM Systems, Inc.(a)(b)	595,210	67,722,994
		130,245,292
Total Common Stocks & Other Equity Interests (Cost $5,385,253,998)		8,560,818,664
Preferred Stocks–0.96%
China–0.13%
Abogen Therapeutics Ltd., Series C, Pfd.(c)	1,021,895	11,260,261
South Korea–0.83%
Samsung Electronics Co. Ltd., Preference Shares	678,840	73,269,832
Total Preferred Stocks (Cost $72,814,943)		84,530,093
Shares		Value
Money Market Funds–0.66%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(f)	20,312,362	$20,312,362
Invesco Treasury Portfolio, Institutional Class, 3.55%(e)(f)	37,722,958	37,722,958
Total Money Market Funds (Cost $58,035,320)		58,035,320
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.41% (Cost $5,516,104,261)		8,703,384,077
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.63%
Invesco Private Government Fund, 3.63%(e)(f)(g)	39,688,801	39,688,801
Invesco Private Prime Fund, 3.78%(e)(f)(g)	102,648,656	102,658,921
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $142,350,205)		142,347,722
TOTAL INVESTMENTS IN SECURITIES—101.04% (Cost $5,658,454,466)		8,845,731,799
OTHER ASSETS LESS LIABILITIES–(1.04)%		(91,144,262)
NET ASSETS–100.00%		$8,754,587,537
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
Pfd.	– Preferred
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$74,734,517	$457,073,749	$(511,495,904)	$-	$-	$20,312,362	$379,854
Invesco Treasury Portfolio, Institutional Class	138,792,675	848,851,249	(949,920,966)	-	-	37,722,958	698,372
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	172,704,033	(133,015,232)	-	-	39,688,801	275,852*
Invesco Private Prime Fund	-	362,692,404	(260,014,385)	(2,483)	(16,615)	102,658,921	755,308*
Investments in Other Affiliates:
Jiangsu Hengrui Pharmaceuticals Co. Ltd.	127,884,732	-	(123,093,153)	(52,919,788)	48,128,209	-	-
Total	$341,411,924	$1,841,321,435	$(1,977,539,640)	$(52,922,271)	$48,111,594	$200,383,042	$2,109,386

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Developing Markets Fund

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Developing Markets Fund

Consolidated Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $5,458,068,941)*	$8,645,348,757
Investments in affiliated money market funds, at value (Cost $200,385,525)	200,383,042
Cash	35,800,016
Foreign currencies, at value (Cost $29,853,095)	29,852,730
Receivable for:
Investments sold	20,621,810
Fund shares sold	1,721,390
Dividends	44,658,004
Investment for trustee deferred compensation and retirement plans	1,348,465
Other assets	125,738
Total assets	8,979,859,952
Liabilities:
Payable for:
Investments purchased	21,327,428
Fund shares reacquired	11,679,454
Accrued foreign taxes	39,984,549
Collateral upon return of securities loaned	142,350,205
Accrued fees to affiliates	5,607,358
Accrued trustees’ and officers’ fees and benefits	138,400
Accrued other operating expenses	2,836,556
Trustee deferred compensation and retirement plans	1,348,465
Total liabilities	225,272,415
Net assets applicable to shares outstanding	$8,754,587,537
Net assets consist of:
Shares of beneficial interest	$4,051,357,937
Distributable earnings	4,703,229,600
$8,754,587,537
Net Assets:
Class A	$1,772,762,985
Class C	$24,949,745
Class R	$207,638,957
Class Y	$3,643,851,765
Class R5	$5,604,334
Class R6	$3,099,779,751
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	45,817,414
Class C	766,880
Class R	5,772,431
Class Y	96,689,440
Class R5	145,404
Class R6	82,491,177
Class A:
Net asset value per share	$38.69
Maximum offering price per share (Net asset value of $38.69 ÷ 94.50%)	$40.94
Class C:
Net asset value and offering price per share	$32.53
Class R:
Net asset value and offering price per share	$35.97
Class Y:
Net asset value and offering price per share	$37.69
Class R5:
Net asset value and offering price per share	$38.54
Class R6:
Net asset value and offering price per share	$37.58

*	At April 30, 2026, securities with an aggregate value of $139,147,088 were on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Developing Markets Fund

Consolidated Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $16,949,579)	$126,332,458
Dividends from affiliated money market funds (includes net securities lending income of $35,543)	1,113,769
Total investment income	127,446,227
Expenses:
Advisory fees	38,176,994
Administrative services fees	652,392
Custodian fees	1,435,014
Distribution fees:
Class A	2,175,694
Class C	127,713
Class R	512,871
Transfer agent fees — A, C, R and Y	6,232,743
Transfer agent fees — R5	2,584
Transfer agent fees — R6	473,156
Trustees’ and officers’ fees and benefits	52,362
Registration and filing fees	98,304
Reports to shareholders	707,631
Professional services fees	126,622
Other	140,272
Total expenses	50,914,352
Less: Fees waived and/or expenses reimbursed	(20,008)
Net expenses	50,894,344
Net investment income	76,551,883
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $2,451,359)	1,603,671,145
Affiliated investment securities	48,111,594
Foreign currencies	(4,471,740)
Forward foreign currency contracts	(247,654)
1,647,063,345
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $14,174,943)	(528,330,658)
Affiliated investment securities	(52,922,271)
Foreign currencies	217,082
(581,035,847)
Net realized and unrealized gain	1,066,027,498
Net increase in net assets resulting from operations	$1,142,579,381
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Developing Markets Fund

Consolidated Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$76,551,883	$146,093,963
Net realized gain	1,647,063,345	4,452,369,350
Change in net unrealized appreciation (depreciation)	(581,035,847)	(2,524,117,069)
Net increase in net assets resulting from operations	1,142,579,381	2,074,346,244
Distributions to shareholders from distributable earnings:
Class A	(547,171,421)	(99,867)
Class C	(8,610,598)	—
Class R	(63,331,965)	—
Class Y	(1,391,869,648)	(22,561,946)
Class R5	(1,463,586)	(92,238)
Class R6	(1,025,100,500)	(25,052,450)
Total distributions from distributable earnings	(3,037,547,718)	(47,806,501)
Share transactions–net:
Class A	234,530,408	(435,478,053)
Class C	3,908,469	(7,782,594)
Class R	40,379,506	(29,824,714)
Class Y	(347,060,242)	(5,589,671,551)
Class R5	1,491,632	(23,799,623)
Class R6	78,119,049	(3,930,507,193)
Net increase (decrease) in net assets resulting from share transactions	11,368,822	(10,017,063,728)
Net increase (decrease) in net assets	(1,883,599,515)	(7,990,523,985)
Net assets:
Beginning of period	10,638,187,052	18,628,711,037
End of period	$8,754,587,537	$10,638,187,052
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Developing Markets Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$48.53	$0.28	$4.43	$4.71	$(0.16)	$(14.39)	$(14.55)	$38.69	13.32%	$1,772,763	1.36%(d)	1.36%(d)	1.42%(d)	10%
Year ended 10/31/25	40.70	0.32	7.51	7.83	(0.00)	—	(0.00)	48.53	19.24	1,862,587	1.29	1.29	0.75	79
Year ended 10/31/24	36.25	0.39	4.27	4.66	(0.21)	—	(0.21)	40.70	12.89	1,993,336	1.28	1.28	0.96	43
Year ended 10/31/23	31.45	0.28	4.72	5.00	(0.20)	—	(0.20)	36.25	15.91	2,281,614	1.25	1.25	0.73	25
Year ended 10/31/22	53.50	0.08	(19.74)	(19.66)	(0.04)	(2.35)	(2.39)	31.45	(38.24)	2,394,926	1.24	1.24	0.23	27
Year ended 10/31/21	45.84	0.11	7.55	7.66	—	—	—	53.50	16.71	4,467,836	1.20	1.20	0.20	38
Class C
Six months ended 04/30/26	43.10	0.11	3.76	3.87	(0.05)	(14.39)	(14.44)	32.53	12.89	24,950	2.11 (d)	2.11 (d)	0.67 (d)	10
Year ended 10/31/25	36.41	0.00	6.69	6.69	—	—	—	43.10	18.37	26,517	2.04	2.04	0.00	79
Year ended 10/31/24	32.58	0.08	3.83	3.91	(0.08)	—	(0.08)	36.41	12.00	30,132	2.03	2.03	0.21	43
Year ended 10/31/23	28.36	(0.01)	4.27	4.26	(0.04)	—	(0.04)	32.58	15.01	36,504	2.00	2.00	(0.02)	25
Year ended 10/31/22	48.79	(0.19)	(17.89)	(18.08)	—	(2.35)	(2.35)	28.36	(38.70)	30,355	1.99	1.99	(0.52)	27
Year ended 10/31/21	42.11	(0.28)	6.96	6.68	—	—	—	48.79	15.86	71,470	1.95	1.95	(0.55)	38
Class R
Six months ended 04/30/26	46.09	0.21	4.14	4.35	(0.08)	(14.39)	(14.47)	35.97	13.20	207,639	1.61 (d)	1.61 (d)	1.17 (d)	10
Year ended 10/31/25	38.75	0.20	7.14	7.34	—	—	—	46.09	18.94	204,979	1.54	1.54	0.50	79
Year ended 10/31/24	34.52	0.27	4.07	4.34	(0.11)	—	(0.11)	38.75	12.60	200,998	1.53	1.53	0.71	43
Year ended 10/31/23	29.94	0.18	4.48	4.66	(0.08)	—	(0.08)	34.52	15.58	216,912	1.50	1.50	0.48	25
Year ended 10/31/22	51.11	(0.01)	(18.81)	(18.82)	—	(2.35)	(2.35)	29.94	(38.38)	209,736	1.49	1.49	(0.02)	27
Year ended 10/31/21	43.91	(0.03)	7.23	7.20	—	—	—	51.11	16.40	379,043	1.45	1.45	(0.05)	38
Class Y
Six months ended 04/30/26	47.73	0.32	4.33	4.65	(0.30)	(14.39)	(14.69)	37.69	13.49	3,643,852	1.11 (d)	1.11 (d)	1.67 (d)	10
Year ended 10/31/25	40.03	0.41	7.39	7.80	(0.10)	—	(0.10)	47.73	19.54	4,884,619	1.04	1.04	1.00	79
Year ended 10/31/24	35.67	0.48	4.19	4.67	(0.31)	—	(0.31)	40.03	13.17	9,452,791	1.03	1.03	1.21	43
Year ended 10/31/23	30.99	0.37	4.64	5.01	(0.33)	—	(0.33)	35.67	16.15	10,725,130	1.00	1.00	0.98	25
Year ended 10/31/22	52.78	0.19	(19.44)	(19.25)	(0.19)	(2.35)	(2.54)	30.99	(38.08)	10,871,573	0.99	0.99	0.48	27
Year ended 10/31/21	45.21	0.24	7.45	7.69	(0.12)	—	(0.12)	52.78	17.01	23,079,615	0.95	0.95	0.45	38
Class R5
Six months ended 04/30/26	48.55	0.34	4.42	4.76	(0.38)	(14.39)	(14.77)	38.54	13.52	5,604	1.00 (d)	1.00 (d)	1.78 (d)	10
Year ended 10/31/25	40.70	0.45	7.53	7.98	(0.13)	—	(0.13)	48.55	19.68	4,924	0.94	0.94	1.10	79
Year ended 10/31/24	36.26	0.52	4.26	4.78	(0.34)	—	(0.34)	40.70	13.25	28,230	0.95	0.95	1.29	43
Year ended 10/31/23	31.51	0.39	4.75	5.14	(0.39)	—	(0.39)	36.26	16.30	16,143	0.94	0.94	1.04	25
Year ended 10/31/22	53.52	0.26	(19.70)	(19.44)	(0.22)	(2.35)	(2.57)	31.51	(37.93)	130	0.89	0.89	0.58	27
Year ended 10/31/21	45.85	0.27	7.55	7.82	(0.15)	—	(0.15)	53.52	17.07	10,527	0.90	0.90	0.50	38
Class R6
Six months ended 04/30/26	47.73	0.35	4.33	4.68	(0.44)	(14.39)	(14.83)	37.58	13.59	3,099,780	0.93 (d)	0.93 (d)	1.85 (d)	10
Year ended 10/31/25	40.03	0.47	7.39	7.86	(0.16)	—	(0.16)	47.73	19.72	3,654,560	0.87	0.87	1.17	79
Year ended 10/31/24	35.67	0.53	4.20	4.73	(0.37)	—	(0.37)	40.03	13.33	6,923,223	0.88	0.88	1.36	43
Year ended 10/31/23	31.02	0.42	4.64	5.06	(0.41)	—	(0.41)	35.67	16.31	8,566,706	0.87	0.87	1.11	25
Year ended 10/31/22	52.83	0.25	(19.44)	(19.19)	(0.27)	(2.35)	(2.62)	31.02	(37.98)	9,369,739	0.84	0.84	0.63	27
Year ended 10/31/21	45.25	0.32	7.45	7.77	(0.19)	—	(0.19)	52.83	17.17	21,541,460	0.81	0.81	0.59	38

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2023, the portfolio turnover calculation excludes the value of securities purchased of $24,736,814 in connection with the acquisition of Invesco Emerging Markets Innovators Fund into the Fund.

(d)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco Developing Markets Fund

Notes to Consolidated Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Developing Markets Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the OFI Global China Fund, LLC (the “Subsidiary”), a private fund organized under Delaware law that is a wholly-owned subsidiary of the Fund. The Subsidiary may invest in companies established or operating in, or with significant exposure to, the People’s Republic of China or other developing markets countries. For operational efficiency and regulatory considerations, the Fund may gain access to such companies through an investment in the Subsidiary. The Fund may invest up to 10% of its net assets in the Subsidiary. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
9
Invesco Developing Markets Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s consolidated financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s
10
Invesco Developing Markets Fund

servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
L.
Other Risks - The Subsidiary is not registered under the 1940 Act. As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the 1940 Act. However, the Subsidiary is controlled by the Fund and managed by OppenheimerFunds, Inc. The Subsidiary may invest substantially all of its assets in a limited number of issuers or a single issuer. To the extent that it does so, the Subsidiary is more subject to the risks associated with and developments affecting such issuers than a fund that invests more widely. In addition, investments in the Subsidiary will be deemed illiquid and therefore subject the Fund to liquidity risk.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
11
Invesco Developing Markets Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $250 million	1.000%
Next $250 million	0.950%
Next $500 million	0.900%
Next $6 billion	0.850%
Next $3 billion	0.800%
Next $20 billion	0.750%
Next $15 billion	0.740%
Over $45 billion	0.730%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.83%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $20,008.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $28,159 in front-end sales commissions from the sale of Class A shares and $1,016 and $1,942 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2026, the Fund incurred $2,386 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
12
Invesco Developing Markets Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$890,330,287	$—	$—	$890,330,287
China	692,254,624	1,421,335,185	11,961,531	2,125,551,340
Hong Kong	—	288,312,355	—	288,312,355
Hungary	—	43,694,532	—	43,694,532
India	—	607,660,327	—	607,660,327
Indonesia	—	290,680,730	—	290,680,730
Mexico	311,421,579	—	—	311,421,579
Peru	117,610,173	—	—	117,610,173
Philippines	—	76,804,537	—	76,804,537
Portugal	—	77,353,036	—	77,353,036
Russia	—	—	5	5
Saudi Arabia	—	92,397,683	—	92,397,683
Singapore	39,567,923	—	—	39,567,923
South Africa	—	332,724,301	—	332,724,301
South Korea	—	1,144,400,616	—	1,144,400,616
Taiwan	—	1,715,503,411	—	1,715,503,411
Thailand	—	329,358,226	—	329,358,226
Turkey	—	31,732,404	—	31,732,404
United States	130,245,292	—	—	130,245,292
Money Market Funds	58,035,320	142,347,722	—	200,383,042
Total Investments	$2,239,465,198	$6,594,305,065	$11,961,536	$8,845,731,799
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended April 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Consolidated Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(247,654)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$3,673,322

13
Invesco Developing Markets Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$28,325,194	$3,805,435	$32,130,629
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $917,950,262 and $3,778,445,176, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,534,347,000
Aggregate unrealized (depreciation) of investments	(496,217,824)
Net unrealized appreciation of investments	$3,038,129,176
Cost of investments for tax purposes is $5,807,602,623.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,916,315	$75,267,055	3,135,804	$129,729,711
Class C	60,310	1,955,683	94,725	3,542,426
Class R	304,465	10,866,438	451,013	17,620,877
Class Y	11,849,363	480,666,595	20,151,379	804,631,512
Class R5	8,998	347,745	58,852	2,334,277
Class R6	9,703,345	362,970,373	17,672,533	722,885,951
Issued as reinvestment of dividends:
Class A	12,849,160	443,809,924	2,001	80,234
Class C	287,669	8,379,791	-	-
Class R	1,965,447	63,169,452	-	-
Class Y	30,318,669	1,019,010,477	465,816	18,311,245
Class R5	42,455	1,458,755	2,308	92,195
Class R6	26,259,277	879,423,199	457,700	17,969,282
Automatic conversion of Class C shares to Class A shares:
Class A	76,152	2,918,513	101,244	4,232,472
Class C	(90,063)	(2,918,513)	(113,553)	(4,232,472)
14
Invesco Developing Markets Fund

Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(7,407,411)	$(287,465,084)	(13,838,123)	$(569,520,470)
Class C	(106,346)	(3,508,492)	(193,365)	(7,092,548)
Class R	(944,601)	(33,656,384)	(1,190,847)	(47,445,591)
Class Y	(47,809,078)	(1,846,737,314)	(154,436,116)	(6,412,614,308)
Class R5	(7,482)	(314,868)	(653,387)	(26,226,095)
Class R6	(30,033,018)	(1,164,274,523)	(114,535,350)	(4,671,362,426)
Net increase (decrease) in share activity	9,243,626	$11,368,822	(242,367,366)	$(10,017,063,728)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 3% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
15
Invesco Developing Markets Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Developing Markets Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-DVM-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Discovery Mid Cap Growth Fund
Nasdaq:
A: OEGAX ■ C: OEGCX ■ R: OEGNX ■ Y: OEGYX ■ R5: DMCFX ■ R6: OEGIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.93%
Aerospace & Defense–9.48%
Arxis, Inc., Class A(b)	434,444	$15,205,540
BWX Technologies, Inc.(c)	479,450	103,748,186
Carpenter Technology Corp.	240,055	102,791,551
Curtiss-Wright Corp.	187,446	134,998,609
Embraer S.A., ADR (Brazil)	764,911	47,959,920
Howmet Aerospace, Inc.	375,152	91,176,942
Karman Holdings, Inc.(b)(c)	745,679	50,691,258
Woodward, Inc.	247,673	89,902,822
		636,474,828
Apparel Retail–1.90%
Ross Stores, Inc.	560,061	127,576,295
Apparel, Accessories & Luxury Goods–1.68%
Ralph Lauren Corp.(c)	313,756	112,525,452
Biotechnology–1.37%
Insmed, Inc.(b)	210,343	28,676,061
Natera, Inc.(b)	307,435	63,380,800
		92,056,861
Cargo Ground Transportation–2.66%
Knight-Swift Transportation Holdings, Inc.	1,207,085	78,339,817
XPO, Inc.(b)	456,395	100,466,231
		178,806,048
Communications Equipment–2.07%
Lumentum Holdings, Inc.(b)	153,863	138,833,662
Construction & Engineering–9.72%
Comfort Systems USA, Inc.	131,191	241,424,238
MasTec, Inc.(b)	433,120	170,670,937
Quanta Services, Inc.	330,090	240,229,599
		652,324,774
Construction Machinery & Heavy Transportation Equipment– 0.92%
PACCAR, Inc.	517,631	61,494,563
Diversified Metals & Mining–0.33%
Hudbay Minerals, Inc. (Canada)	948,695	21,924,341
Electric Utilities–0.73%
NRG Energy, Inc.	313,452	48,766,862
Electrical Components & Equipment–5.32%
AMETEK, Inc.	428,710	100,961,205
Regal Rexnord Corp.	200,901	43,199,742
Rockwell Automation, Inc.	131,415	53,736,907
Vertiv Holdings Co., Class A	485,124	159,358,383
		357,256,237
Electronic Components–1.86%
Coherent Corp.(b)	390,839	124,955,137
Electronic Equipment & Instruments–1.80%
Cognex Corp.(c)	795,536	44,160,203
Shares		Value
Electronic Equipment & Instruments–(continued)
Keysight Technologies, Inc.(b)	219,132	$76,676,478
		120,836,681
Electronic Manufacturing Services–4.52%
Celestica, Inc. (Canada)(b)	291,292	119,310,290
Flex Ltd.(b)(c)	2,012,090	184,206,840
		303,517,130
Financial Exchanges & Data–3.00%
Cboe Global Markets, Inc.	293,127	87,964,482
MSCI, Inc.	97,862	57,876,565
Nasdaq, Inc.	602,407	55,367,227
		201,208,274
Food Retail–1.70%
Casey’s General Stores, Inc.	138,855	114,159,638
Health Care Distributors–2.44%
Cardinal Health, Inc.	343,544	66,262,767
Cencora, Inc.	317,468	97,783,318
		164,046,085
Health Care Equipment–1.41%
IDEXX Laboratories, Inc.(b)	168,982	94,765,106
Health Care Facilities–1.03%
Encompass Health Corp.	337,285	33,728,500
Tenet Healthcare Corp.(b)(c)	200,698	35,547,630
		69,276,130
Health Care Services–1.32%
Guardant Health, Inc.(b)(c)	428,074	37,276,684
Labcorp Holdings, Inc.	200,340	51,447,312
		88,723,996
Health Care Supplies–0.74%
Medline, Inc., Class A(b)(c)	1,110,825	49,398,388
Heavy Electrical Equipment–1.00%
Bloom Energy Corp., Class A(b)	60,399	17,114,661
Forgent Power Solutions, Inc.(b)	1,334,507	50,204,153
		67,318,814
Hotels, Resorts & Cruise Lines–5.76%
Hilton Worldwide Holdings, Inc.(c)	632,234	204,888,072
Marriott International, Inc., Class A	306,432	110,833,390
Viking Holdings Ltd.(b)	871,038	71,346,723
		387,068,185
Industrial Machinery & Supplies & Components–4.23%
ESCO Technologies, Inc.	138,421	44,841,483
ITT, Inc.	483,235	103,576,590
RBC Bearings, Inc.(b)	112,465	67,376,657
SPX Technologies, Inc.(b)	312,017	68,303,641
		284,098,371
Internet Services & Infrastructure–2.95%
Akamai Technologies, Inc.(b)(c)	493,187	50,788,397
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Discovery Mid Cap Growth Fund

Shares		Value
Internet Services & Infrastructure–(continued)
Cloudflare, Inc., Class A(b)	496,204	$101,706,934
MongoDB, Inc.(b)	181,642	45,561,263
		198,056,594
Investment Banking & Brokerage–2.18%
Evercore, Inc., Class A	309,322	99,382,065
LPL Financial Holdings, Inc.	141,036	47,124,359
		146,506,424
Life Sciences Tools & Services–0.86%
Mettler-Toledo International, Inc.(b)	44,976	57,416,811
Movies & Entertainment–1.12%
Live Nation Entertainment, Inc.(b)(c)	198,730	31,387,416
TKO Group Holdings, Inc.(c)	234,661	43,668,066
		75,055,482
Oil & Gas Equipment & Services–3.06%
Baker Hughes Co., Class A	1,170,925	81,578,345
TechnipFMC PLC (United Kingdom)	1,641,334	124,035,610
		205,613,955
Oil & Gas Exploration & Production–1.26%
Diamondback Energy, Inc.	410,585	84,428,594
Oil & Gas Storage & Transportation–2.10%
Cheniere Energy, Inc.	325,368	89,459,932
Targa Resources Corp.	197,264	51,304,421
		140,764,353
Pharmaceuticals–1.08%
Royalty Pharma PLC, Class A	1,454,292	72,845,486
Real Estate Services–0.97%
CBRE Group, Inc., Class A(b)	458,589	65,454,408
Regional Banks–0.94%
Citizens Financial Group, Inc.	974,492	63,390,705
Semiconductor Materials & Equipment–3.06%
MKS, Inc.	267,135	75,799,556
Teradyne, Inc.	377,946	129,813,113
		205,612,669
Shares		Value
Semiconductors–7.90%
Lattice Semiconductor Corp.(b)(c)	1,297,014	$158,598,872
MACOM Technology Solutions Holdings, Inc.(b)(c)	489,016	137,711,796
Monolithic Power Systems, Inc.	145,142	234,318,696
		530,629,364
Specialty Chemicals–0.97%
Element Solutions, Inc.(c)	1,529,602	65,145,749
Transaction & Payment Processing Services–0.49%
Corpay, Inc.(b)(c)	106,387	32,604,424
Total Common Stocks & Other Equity Interests (Cost $4,191,668,733)		6,440,936,876
Money Market Funds–3.77%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	88,640,127	88,640,127
Invesco Treasury Portfolio, Institutional Class, 3.55%(d)(e)	164,617,873	164,617,873
Total Money Market Funds (Cost $253,258,000)		253,258,000
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $4,444,926,733)		6,694,194,876
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.32%
Invesco Private Government Fund, 3.63%(d)(e)(f)	61,856,934	61,856,934
Invesco Private Prime Fund, 3.78%(d)(e)(f)	160,727,062	160,743,134
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $222,604,431)		222,600,068
TOTAL INVESTMENTS IN SECURITIES–103.02% (Cost $4,667,531,164)		6,916,794,944
OTHER ASSETS LESS LIABILITIES—(3.02)%		(202,470,935)
NET ASSETS–100.00%		$6,714,324,009
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$57,542,570	$428,352,917	$(397,255,360)	$-	$-	$88,640,127	$1,228,236
Invesco Treasury Portfolio, Institutional Class	106,865,268	795,512,560	(737,759,955)	-	-	164,617,873	2,260,762
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Discovery Mid Cap Growth Fund

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$120,140,031	$748,483,633	$(806,766,730)	$-	$-	$61,856,934	$1,355,883*
Invesco Private Prime Fund	282,420,926	1,260,739,856	(1,382,395,181)	(3,908)	(18,559)	160,743,134	3,789,509*
Total	$566,968,795	$3,233,088,966	$(3,324,177,226)	$(3,908)	$(18,559)	$475,858,068	$8,634,390

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Discovery Mid Cap Growth Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $4,191,668,733)*	$6,440,936,876
Investments in affiliated money market funds, at value (Cost $475,862,431)	475,858,068
Cash	200,000
Receivable for:
Investments sold	29,929,994
Fund shares sold	3,596,138
Dividends	1,707,479
Investment for trustee deferred compensation and retirement plans	581,354
Other assets	81,233
Total assets	6,952,891,142
Liabilities:
Payable for:
Investments purchased	7,537,602
Fund shares reacquired	5,119,776
Collateral upon return of securities loaned	222,604,431
Accrued fees to affiliates	2,476,452
Accrued trustees’ and officers’ fees and benefits	5,554
Accrued other operating expenses	220,392
Trustee deferred compensation and retirement plans	602,926
Total liabilities	238,567,133
Net assets applicable to shares outstanding	$6,714,324,009
Net assets consist of:
Shares of beneficial interest	$4,064,759,550
Distributable earnings	2,649,564,459
$6,714,324,009
Net Assets:
Class A	$4,246,284,459
Class C	$84,750,028
Class R	$169,493,796
Class Y	$802,105,482
Class R5	$114,566,501
Class R6	$1,297,123,743
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	133,486,164
Class C	4,049,192
Class R	6,107,676
Class Y	20,639,458
Class R5	3,504,743
Class R6	32,327,755
Class A:
Net asset value per share	$31.81
Maximum offering price per share (Net asset value of $31.81 ÷ 94.50%)	$33.66
Class C:
Net asset value and offering price per share	$20.93
Class R:
Net asset value and offering price per share	$27.75
Class Y:
Net asset value and offering price per share	$38.86
Class R5:
Net asset value and offering price per share	$32.69
Class R6:
Net asset value and offering price per share	$40.12

*	At April 30, 2026, securities with an aggregate value of $224,161,947 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Discovery Mid Cap Growth Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $11,295)	$8,983,858
Dividends from affiliated money market funds (includes net securities lending income of $296,070)	3,785,068
Total investment income	12,768,926
Expenses:
Advisory fees	18,964,706
Administrative services fees	444,816
Custodian fees	14,652
Distribution fees:
Class A	4,763,848
Class C	391,179
Class R	385,544
Transfer agent fees — A, C, R and Y	3,467,261
Transfer agent fees — R5	52,315
Transfer agent fees — R6	230,961
Trustees’ and officers’ fees and benefits	35,295
Registration and filing fees	75,809
Reports to shareholders	195,440
Professional services fees	40,942
Other	37,908
Total expenses	29,100,676
Less: Fees waived and/or expenses reimbursed	(98,762)
Net expenses	29,001,914
Net investment income (loss)	(16,232,988)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	443,990,879
Affiliated investment securities	(18,559)
Foreign currencies	(128)
443,972,192
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	362,626,441
Affiliated investment securities	(3,908)
362,622,533
Net realized and unrealized gain	806,594,725
Net increase in net assets resulting from operations	$790,361,737
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Discovery Mid Cap Growth Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income (loss)	$(16,232,988)	$(24,157,514)
Net realized gain	443,972,192	526,491,686
Change in net unrealized appreciation	362,622,533	307,394,997
Net increase in net assets resulting from operations	790,361,737	809,729,169
Distributions to shareholders from distributable earnings:
Class A	(310,036,390)	(183,172,924)
Class C	(9,511,732)	(6,383,914)
Class R	(13,950,875)	(7,960,773)
Class Y	(45,697,449)	(26,462,759)
Class R5	(8,302,991)	(5,886,635)
Class R6	(97,187,114)	(56,446,518)
Total distributions from distributable earnings	(484,686,551)	(286,313,523)
Share transactions–net:
Class A	144,855,348	(136,742,282)
Class C	1,273,271	(13,267,386)
Class R	8,760,532	(1,268,142)
Class Y	47,153,959	1,243,127
Class R5	1,214,587	(20,795,881)
Class R6	(285,699,476)	(35,253,686)
Net increase (decrease) in net assets resulting from share transactions	(82,441,779)	(206,084,250)
Net increase in net assets	223,233,407	317,331,396
Net assets:
Beginning of period	6,491,090,602	6,173,759,206
End of period	$6,714,324,009	$6,491,090,602
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Discovery Mid Cap Growth Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$30.60	$(0.09)	$3.75	$3.66	$(2.45)	$31.81	13.02%	$4,246,284	1.04%(d)	1.04%(d)	(0.63)%(d)	49%
Year ended 10/31/25	28.21	(0.14)	3.91	3.77	(1.38)	30.60	13.55	3,920,237	1.04	1.04	(0.50)	104
Year ended 10/31/24	20.05	(0.09)	8.25	8.16	—	28.21	40.70	3,761,749	1.06	1.06	(0.35)	102
Year ended 10/31/23	21.50	(0.08)	(1.37)	(1.45)	—	20.05	(6.74)	2,918,068	1.04	1.04	(0.37)	124
Year ended 10/31/22	37.13	(0.11)	(9.79)	(9.90)	(5.73)	21.50	(30.69)	3,398,899	1.04	1.04	(0.44)	94
Year ended 10/31/21	26.65	(0.25)	11.81	11.56	(1.08)	37.13	44.48	5,288,400	1.03	1.03	(0.76)	92
Class C
Six months ended 04/30/26	21.04	(0.13)	2.47	2.34	(2.45)	20.93	12.62 (e)	84,750	1.78 (d)(e)	1.78 (d)(e)	(1.37)(d)(e)	49
Year ended 10/31/25	19.93	(0.24)	2.73	2.49	(1.38)	21.04	12.71 (e)	83,438	1.77 (e)	1.77 (e)	(1.23)(e)	104
Year ended 10/31/24	14.27	(0.19)	5.85	5.66	—	19.93	39.66 (e)	93,255	1.78 (e)	1.78 (e)	(1.07)(e)	102
Year ended 10/31/23	15.41	(0.17)	(0.97)	(1.14)	—	14.27	(7.40)(e)	84,404	1.77 (e)	1.77 (e)	(1.10)(e)	124
Year ended 10/31/22	28.52	(0.21)	(7.17)	(7.38)	(5.73)	15.41	(31.22)(e)	115,662	1.78 (e)	1.78 (e)	(1.18)(e)	94
Year ended 10/31/21	20.83	(0.36)	9.13	8.77	(1.08)	28.52	43.47 (e)	206,799	1.73 (e)	1.73 (e)	(1.46)(e)	92
Class R
Six months ended 04/30/26	27.04	(0.11)	3.27	3.16	(2.45)	27.75	12.87	169,494	1.29 (d)	1.29 (d)	(0.88)(d)	49
Year ended 10/31/25	25.13	(0.18)	3.47	3.29	(1.38)	27.04	13.29	155,030	1.29	1.29	(0.75)	104
Year ended 10/31/24	17.91	(0.13)	7.35	7.22	—	25.13	40.31	145,183	1.31	1.31	(0.60)	102
Year ended 10/31/23	19.25	(0.12)	(1.22)	(1.34)	—	17.91	(6.96)	112,345	1.29	1.29	(0.62)	124
Year ended 10/31/22	33.95	(0.15)	(8.82)	(8.97)	(5.73)	19.25	(30.85)	124,370	1.29	1.29	(0.69)	94
Year ended 10/31/21	24.51	(0.30)	10.82	10.52	(1.08)	33.95	44.11	181,872	1.28	1.28	(1.01)	92
Class Y
Six months ended 04/30/26	36.80	(0.06)	4.57	4.51	(2.45)	38.86	13.14	802,105	0.79 (d)	0.79 (d)	(0.38)(d)	49
Year ended 10/31/25	33.59	(0.08)	4.67	4.59	(1.38)	36.80	13.83	709,880	0.79	0.79	(0.25)	104
Year ended 10/31/24	23.82	(0.03)	9.80	9.77	—	33.59	41.02	648,634	0.81	0.81	(0.10)	102
Year ended 10/31/23	25.48	(0.03)	(1.63)	(1.66)	—	23.82	(6.52)	518,998	0.79	0.79	(0.12)	124
Year ended 10/31/22	42.77	(0.05)	(11.51)	(11.56)	(5.73)	25.48	(30.50)	668,812	0.79	0.79	(0.19)	94
Year ended 10/31/21	30.48	(0.19)	13.56	13.37	(1.08)	42.77	44.84	971,407	0.78	0.78	(0.51)	92
Class R5
Six months ended 04/30/26	31.33	(0.05)	3.86	3.81	(2.45)	32.69	13.20	114,567	0.74 (d)	0.74 (d)	(0.33)(d)	49
Year ended 10/31/25	28.77	(0.05)	3.99	3.94	(1.38)	31.33	13.89	108,342	0.74	0.74	(0.20)	104
Year ended 10/31/24	20.39	(0.01)	8.39	8.38	—	28.77	41.10	122,491	0.75	0.75	(0.04)	102
Year ended 10/31/23	21.80	(0.01)	(1.40)	(1.41)	—	20.39	(6.47)	95,675	0.73	0.73	(0.06)	124
Year ended 10/31/22	37.45	(0.03)	(9.89)	(9.92)	(5.73)	21.80	(30.45)	106,860	0.73	0.73	(0.13)	94
Year ended 10/31/21	26.80	(0.15)	11.88	11.73	(1.08)	37.45	44.88	155,263	0.72	0.72	(0.45)	92
Class R6
Six months ended 04/30/26	37.89	(0.05)	4.73	4.68	(2.45)	40.12	13.21	1,297,124	0.67 (d)	0.67 (d)	(0.26)(d)	49
Year ended 10/31/25	34.51	(0.04)	4.80	4.76	(1.38)	37.89	13.96	1,514,164	0.67	0.67	(0.13)	104
Year ended 10/31/24	24.44	0.01	10.06	10.07	—	34.51	41.20	1,402,448	0.68	0.68	0.03	102
Year ended 10/31/23	26.10	0.00	(1.66)	(1.66)	—	24.44	(6.36)	1,047,414	0.66	0.66	0.01	124
Year ended 10/31/22	43.62	(0.02)	(11.77)	(11.79)	(5.73)	26.10	(30.43)	1,173,789	0.67	0.67	(0.07)	94
Year ended 10/31/21	31.03	(0.14)	13.81	13.67	(1.08)	43.62	45.02	1,559,522	0.65	0.65	(0.38)	92

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.99%, 0.98%, 0.97%, 0.98%,
0.99% and 0.95% for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Discovery Mid Cap Growth Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Discovery Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
9
Invesco Discovery Mid Cap Growth Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
10
Invesco Discovery Mid Cap Growth Fund

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser $15,071 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.680%
Next $500 million	0.650%
Next $4 billion	0.620%
Over $5 billion	0.600%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.61%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
11
Invesco Discovery Mid Cap Growth Fund

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $98,762.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $205,534 in front-end sales commissions from the sale of Class A shares and $9,977 and $1,543 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2026, the Fund incurred $22,823 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,440,936,876	$—	$—	$6,440,936,876
Money Market Funds	253,258,000	222,600,068	—	475,858,068
Total Investments	$6,694,194,876	$222,600,068	$—	$6,916,794,944
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be
12
Invesco Discovery Mid Cap Growth Fund

invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $3,009,649,660 and $3,680,771,976, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,318,083,217
Aggregate unrealized (depreciation) of investments	(71,227,112)
Net unrealized appreciation of investments	$2,246,856,105
Cost of investments for tax purposes is $4,669,938,839.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	4,903,575	$140,811,427	7,581,336	$211,626,649
Class C	343,784	6,623,230	645,573	12,461,898
Class R	483,352	12,217,316	977,570	23,909,089
Class Y	3,374,342	120,997,460	6,653,366	222,027,660
Class R5	122,339	3,694,421	361,241	10,352,542
Class R6	3,972,242	145,688,384	11,117,957	375,285,954
Issued as reinvestment of dividends:
Class A	10,404,205	291,941,983	5,883,630	173,743,590
Class C	498,645	9,229,929	303,434	6,202,192
Class R	568,559	13,929,698	303,667	7,940,901
Class Y	1,080,611	37,000,112	609,329	21,588,533
Class R5	288,134	8,298,270	195,089	5,883,894
Class R6	2,642,691	93,392,684	1,462,950	53,309,902
Automatic conversion of Class C shares to Class A shares:
Class A	205,834	6,034,708	457,648	12,741,808
Class C	(310,241)	(6,034,708)	(662,000)	(12,741,808)
13
Invesco Discovery Mid Cap Growth Fund

Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(10,145,576)	$(293,932,770)	(19,158,929)	$(534,854,329)
Class C	(448,156)	(8,545,180)	(1,000,967)	(19,189,668)
Class R	(678,178)	(17,386,482)	(1,324,038)	(33,118,132)
Class Y	(3,107,924)	(110,843,613)	(7,282,548)	(242,373,066)
Class R5	(363,459)	(10,778,104)	(1,355,829)	(37,032,317)
Class R6	(14,249,703)	(524,780,544)	(13,261,132)	(463,849,542)
Net increase (decrease) in share activity	(414,924)	$(82,441,779)	(7,492,653)	$(206,084,250)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Discovery Mid Cap Growth Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco Discovery Mid Cap Growth Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-DMCG-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Emerging Markets ex-China Fund
Nasdaq:
A: GTDDX ■ C: GTDCX ■ Y: GTDYX ■ R5: GTDIX ■ R6: GTDFX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Distribution Information
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.79%
Brazil–11.24%
Ambev S.A.	5,326,460	$15,607,846
Banco do Brasil S.A.	2,637,676	11,830,604
ERO Copper Corp.(a)	260,223	6,726,123
Lojas Renner S.A.	6,203,308	17,037,237
Petroleo Brasileiro S.A., ADR	1,744,243	34,675,551
Telefonica Brasil S.A., ADR	1,201,385	19,065,980
Vale S.A.	1,859,483	30,484,436
		135,427,777
Hungary–2.13%
Richter Gedeon Nyrt	608,975	25,686,402
India–9.77%
Delhivery Ltd.(a)	2,710,646	13,395,297
Gujarat Pipavav Port Ltd.	622,688	1,026,200
HDFC Bank Ltd., ADR(b)	1,365,583	34,699,464
ICICI Bank Ltd., ADR	899,534	23,918,609
Infosys Ltd., ADR(b)	906,001	11,288,772
Power Grid Corp. of India Ltd.	4,254,400	14,326,710
Shriram Finance Ltd.	1,917,019	19,065,905
		117,720,957
Indonesia–1.90%
PT Bank Negara Indonesia (Persero) Tbk	41,650,710	8,974,017
PT Bank Rakyat Indonesia (Persero) Tbk	52,309,900	9,049,328
PT Semen Indonesia (Persero) Tbk	42,173,500	4,885,178
		22,908,523
Mexico–4.39%
Arca Continental S.A.B. de C.V.	1,183,697	14,221,169
Fomento Economico Mexicano, S.A.B. de C.V., ADR	226,059	26,729,216
Genomma Lab Internacional S.A.B de C.V., Class B	12,721,465	12,001,588
		52,951,973
Peru–1.48%
Credicorp Ltd.(b)	54,886	17,792,395
Poland–0.77%
Dino Polska S.A.(a)(c)	714,937	6,328,978
InPost S.A.(a)	167,594	3,006,012
		9,334,990
Portugal–1.12%
Galp Energia SGPS S.A.	575,922	13,470,785
Russia–0.00%
Moscow Exchange MICEX-RTS PJSC(a)(d)	11,806,000	12
Sberbank of Russia PJSC(a)(d)	11,900,044	12
Sberbank of Russia PJSC, Preference Shares(a)(d)	15,636,015	15
		39
Saudi Arabia–2.23%
Saudi National Bank (The)	2,563,634	26,878,038
Shares		Value
Singapore–1.32%
Grab Holdings Ltd., Class A(a)(b)	4,155,949	$15,875,725
South Africa–4.70%
Anglo American PLC	432,127	21,383,772
Naspers Ltd.	544,806	29,501,189
Valterra Platinum Ltd.	71,106	5,776,871
		56,661,832
South Korea–21.39%
Hyundai Mobis Co. Ltd.	72,998	21,112,403
KB Financial Group, Inc.	216,397	23,696,577
Krafton, Inc.(a)	21,886	3,935,020
LG Chem Ltd.	37,350	10,115,987
LG Electronics, Inc.	153,607	14,794,353
NAVER Corp.	52,728	7,573,965
Samsung E&A Co. Ltd.	419,038	15,176,290
Samsung Electro-Mechanics Co. Ltd.	55,735	31,974,338
Samsung Electronics Co. Ltd.	734,917	110,669,377
Samsung Fire & Marine Insurance Co. Ltd.	59,777	18,667,493
		257,715,803
Taiwan–28.01%
Hon Hai Precision Industry Co. Ltd.	3,536,000	24,981,906
Largan Precision Co. Ltd.	245,000	19,672,969
MediaTek, Inc.	442,000	36,898,873
Taiwan Semiconductor Manufacturing Co. Ltd.	3,010,000	208,959,764
Uni-President Enterprises Corp.	6,190,000	13,558,360
Yageo Corp.	3,272,000	33,360,282
		337,432,154
Thailand–3.46%
Bangkok Dusit Medical Services PCL, Foreign Shares	12,668,400	7,114,558
Kasikornbank PCL, Foreign Shares	5,800,909	34,535,236
		41,649,794
Turkey–0.53%
KOC Holding A.S.	1,421,442	6,364,530
United Arab Emirates–0.72%
Americana Restaurants International PLC	15,856,975	8,650,763
United States–2.06%
EPAM Systems, Inc.(a)	98,361	11,191,515
Laureate Education, Inc., Class A(a)	453,895	13,659,970
		24,851,485
Vietnam–0.57%
Vietnam Dairy Products JSC	2,959,600	6,858,906
Total Common Stocks & Other Equity Interests (Cost $792,345,147)		1,178,232,871
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Emerging Markets ex-China Fund

Shares		Value
Preferred Stocks–2.03%
South Korea–2.03%
Samsung Electronics Co. Ltd., Preference Shares (Cost $8,419,896)	226,830	$24,482,641
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.82% (Cost $800,765,043)		1,202,715,512
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.09%
Invesco Private Government Fund, 3.63%(e)(f)(g)	3,656,085	3,656,085
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.78%(e)(f)(g)	9,483,362	$9,484,310
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,140,395)		13,140,395
TOTAL INVESTMENTS IN SECURITIES—100.91% (Cost $813,905,438)		1,215,855,907
OTHER ASSETS LESS LIABILITIES–(0.91)%		(10,997,835)
NET ASSETS–100.00%		$1,204,858,072
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2026 represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$228,254	$44,321,220	$(44,549,474)	$-	$-	$-	$26,142
Invesco Treasury Portfolio, Institutional Class	423,898	82,310,838	(82,734,736)	-	-	-	48,092
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,797,488	79,441,969	(92,583,372)	-	-	3,656,085	148,897*
Invesco Private Prime Fund	43,952,560	175,153,809	(209,617,863)	-	(4,196)	9,484,310	401,312*
Total	$61,402,200	$381,227,836	$(429,485,445)	$-	$(4,196)	$13,140,395	$624,443

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Emerging Markets ex-China Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $800,765,043)*	$1,202,715,512
Investments in affiliated money market funds, at value (Cost $13,140,395)	13,140,395
Foreign currencies, at value (Cost $1,627,342)	1,640,512
Receivable for:
Investments sold	1,450,867
Fund shares sold	1,214,270
Dividends	3,977,268
Investment for trustee deferred compensation and retirement plans	328,782
Other assets	84,503
Total assets	1,224,552,109
Liabilities:
Payable for:
Fund shares reacquired	1,525,389
Amount due to custodian	1,317,942
Accrued foreign taxes	2,538,432
Collateral upon return of securities loaned	13,140,395
Accrued fees to affiliates	531,745
Accrued trustees’ and officers’ fees and benefits	2,240
Accrued other operating expenses	297,696
Trustee deferred compensation and retirement plans	340,198
Total liabilities	19,694,037
Net assets applicable to shares outstanding	$1,204,858,072
Net assets consist of:
Shares of beneficial interest	$718,357,160
Distributable earnings	486,500,912
$1,204,858,072
Net Assets:
Class A	$488,070,163
Class C	$6,002,654
Class Y	$390,851,347
Class R5	$33,873,693
Class R6	$286,060,215
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	11,501,016
Class C	144,654
Class Y	9,217,829
Class R5	802,499
Class R6	6,785,874
Class A:
Net asset value per share	$42.44
Maximum offering price per share (Net asset value of $42.44 ÷ 94.50%)	$44.91
Class C:
Net asset value and offering price per share	$41.50
Class Y:
Net asset value and offering price per share	$42.40
Class R5:
Net asset value and offering price per share	$42.21
Class R6:
Net asset value and offering price per share	$42.16

*	At April 30, 2026, securities with an aggregate value of $12,854,172 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Emerging Markets ex-China Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $2,641,512)	$16,030,108
Dividends from affiliated money market funds (includes net securities lending income of $399,477)	473,711
Total investment income	16,503,819
Expenses:
Advisory fees	5,037,723
Administrative services fees	78,235
Custodian fees	163,339
Distribution fees:
Class A	550,575
Class C	25,997
Transfer agent fees — A, C and Y	658,269
Transfer agent fees — R5	25,567
Transfer agent fees — R6	53,815
Trustees’ and officers’ fees and benefits	15,656
Registration and filing fees	44,493
Reports to shareholders	99,095
Professional services fees	55,418
Other	11,551
Total expenses	6,819,733
Less: Fees waived and/or expenses reimbursed	(689)
Net expenses	6,819,044
Net investment income	9,684,775
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $318,820)	101,116,479
Affiliated investment securities	(4,196)
Foreign currencies	(372,064)
100,740,219
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $944,955)	137,430,954
Foreign currencies	(41,583)
137,389,371
Net realized and unrealized gain	238,129,590
Net increase in net assets resulting from operations	$247,814,365
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Emerging Markets ex-China Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$9,684,775	$15,661,814
Net realized gain	100,740,219	237,193,588
Change in net unrealized appreciation (depreciation)	137,389,371	(2,286,024)
Net increase in net assets resulting from operations	247,814,365	250,569,378
Distributions to shareholders from distributable earnings:
Class A	(75,833,724)	(4,291,057)
Class C	(827,886)	(9,880)
Class Y	(62,487,257)	(7,123,565)
Class R5	(17,362,132)	(2,361,075)
Class R6	(47,072,776)	(5,816,978)
Total distributions from distributable earnings	(203,583,775)	(19,602,555)
Share transactions–net:
Class A	35,142,565	(40,078,820)
Class C	1,089,987	(1,511,201)
Class Y	6,112,840	(220,280,713)
Class R5	(55,906,919)	(84,922,065)
Class R6	7,298,218	(193,381,649)
Net increase (decrease) in net assets resulting from share transactions	(6,263,309)	(540,174,448)
Net increase (decrease) in net assets	37,967,281	(309,207,625)
Net assets:
Beginning of period	1,166,890,791	1,476,098,416
End of period	$1,204,858,072	$1,166,890,791
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Emerging Markets ex-China Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$41.37	$0.30	$8.16	$8.46	$(1.50)	$(5.89)	$(7.39)	$42.44	24.71%	$488,070	1.39%(d)	1.39%(d)	1.55%(d)	11%
Year ended 10/31/25	34.17	0.34	7.24	7.58	(0.38)	—	(0.38)	41.37	22.44	429,420	1.39	1.39	0.97	96
Year ended 10/31/24	31.00	0.31	3.36	3.67	(0.50)	—	(0.50)	34.17	11.95	393,953	1.40	1.40	0.94	20
Year ended 10/31/23	27.75	0.44	3.17	3.61	(0.36)	—	(0.36)	31.00	13.01	398,691	1.33	1.34	1.36	11
Year ended 10/31/22	41.94	0.36	(12.84)	(12.48)	(0.21)	(1.50)	(1.71)	27.75	(30.89)	388,330	1.39	1.39	1.06	17
Year ended 10/31/21	38.27	0.26	5.58	5.84	(0.40)	(1.77)	(2.17)	41.94	15.22	591,114	1.31	1.31	0.61	19
Class C
Six months ended 04/30/26	40.45	0.15	7.99	8.14	(1.20)	(5.89)	(7.09)	41.50	24.26	6,003	2.14 (d)	2.14 (d)	0.80 (d)	11
Year ended 10/31/25	33.34	0.07	7.10	7.17	(0.06)	—	(0.06)	40.45	21.56	4,610	2.14	2.14	0.22	96
Year ended 10/31/24	30.23	0.06	3.28	3.34	(0.23)	—	(0.23)	33.34	11.08	5,263	2.15	2.15	0.19	20
Year ended 10/31/23	27.01	0.19	3.10	3.29	(0.07)	—	(0.07)	30.23	12.17	7,317	2.08	2.09	0.61	11
Year ended 10/31/22	40.94	0.11	(12.54)	(12.43)	—	(1.50)	(1.50)	27.01	(31.40)	7,696	2.14	2.14	0.31	17
Year ended 10/31/21	37.38	(0.06)	5.45	5.39	(0.06)	(1.77)	(1.83)	40.94	14.35	15,632	2.06	2.06	(0.14)	19
Class Y
Six months ended 04/30/26	41.39	0.35	8.14	8.49	(1.59)	(5.89)	(7.48)	42.40	24.86	390,851	1.14 (d)	1.14 (d)	1.80 (d)	11
Year ended 10/31/25	34.19	0.42	7.25	7.67	(0.47)	—	(0.47)	41.39	22.76	367,281	1.14	1.14	1.22	96
Year ended 10/31/24	31.03	0.40	3.35	3.75	(0.59)	—	(0.59)	34.19	12.20	520,980	1.15	1.15	1.19	20
Year ended 10/31/23	27.78	0.52	3.18	3.70	(0.45)	—	(0.45)	31.03	13.30	537,072	1.08	1.09	1.61	11
Year ended 10/31/22	42.00	0.44	(12.84)	(12.40)	(0.32)	(1.50)	(1.82)	27.78	(30.71)	591,206	1.14	1.14	1.31	17
Year ended 10/31/21	38.32	0.37	5.58	5.95	(0.50)	(1.77)	(2.27)	42.00	15.50	1,062,846	1.06	1.06	0.86	19
Class R5
Six months ended 04/30/26	41.26	0.36	8.11	8.47	(1.63)	(5.89)	(7.52)	42.21	24.90	33,874	1.08 (d)	1.08 (d)	1.86 (d)	11
Year ended 10/31/25	34.08	0.45	7.22	7.67	(0.49)	—	(0.49)	41.26	22.86	99,658	1.06	1.06	1.30	96
Year ended 10/31/24	30.93	0.42	3.34	3.76	(0.61)	—	(0.61)	34.08	12.28	161,446	1.09	1.09	1.25	20
Year ended 10/31/23	27.70	0.54	3.17	3.71	(0.48)	—	(0.48)	30.93	13.36	137,177	1.03	1.04	1.66	11
Year ended 10/31/22	41.88	0.46	(12.80)	(12.34)	(0.34)	(1.50)	(1.84)	27.70	(30.68)	135,693	1.07	1.07	1.38	17
Year ended 10/31/21	38.22	0.39	5.57	5.96	(0.53)	(1.77)	(2.30)	41.88	15.56	215,122	1.02	1.02	0.90	19
Class R6
Six months ended 04/30/26	41.24	0.37	8.10	8.47	(1.66)	(5.89)	(7.55)	42.16	24.94	286,060	1.02 (d)	1.02 (d)	1.92 (d)	11
Year ended 10/31/25	34.06	0.48	7.22	7.70	(0.52)	—	(0.52)	41.24	22.96	265,922	0.99	0.99	1.37	96
Year ended 10/31/24	30.92	0.44	3.34	3.78	(0.64)	—	(0.64)	34.06	12.34	394,456	1.02	1.02	1.32	20
Year ended 10/31/23	27.70	0.56	3.16	3.72	(0.50)	—	(0.50)	30.92	13.42	453,850	0.96	0.97	1.73	11
Year ended 10/31/22	41.89	0.48	(12.79)	(12.31)	(0.38)	(1.50)	(1.88)	27.70	(30.60)	447,141	1.00	1.00	1.45	17
Year ended 10/31/21	38.22	0.42	5.58	6.00	(0.56)	(1.77)	(2.33)	41.89	15.67	741,346	0.93	0.93	0.99	19

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Emerging Markets ex-China Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Emerging Markets ex-China Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco Emerging Markets ex-China Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
9
Invesco Emerging Markets ex-China Fund

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser $41,009 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
10
Invesco Emerging Markets ex-China Fund

The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.90%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $689.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $10,412 in front-end sales commissions from the sale of Class A shares and $1,052 and $319 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2026, the Fund incurred $2,715 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
11
Invesco Emerging Markets ex-China Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$135,427,777	$—	$—	$135,427,777
Hungary	—	25,686,402	—	25,686,402
India	69,906,845	47,814,112	—	117,720,957
Indonesia	—	22,908,523	—	22,908,523
Mexico	52,951,973	—	—	52,951,973
Peru	17,792,395	—	—	17,792,395
Poland	—	9,334,990	—	9,334,990
Portugal	—	13,470,785	—	13,470,785
Russia	—	—	39	39
Saudi Arabia	—	26,878,038	—	26,878,038
Singapore	15,875,725	—	—	15,875,725
South Africa	—	56,661,832	—	56,661,832
South Korea	—	282,198,444	—	282,198,444
Taiwan	—	337,432,154	—	337,432,154
Thailand	—	41,649,794	—	41,649,794
Turkey	—	6,364,530	—	6,364,530
United Arab Emirates	—	8,650,763	—	8,650,763
United States	24,851,485	—	—	24,851,485
Vietnam	—	6,858,906	—	6,858,906
Money Market Funds	—	13,140,395	—	13,140,395
Total Investments	$316,806,200	$899,049,668	$39	$1,215,855,907
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $123,074,429 and $327,290,640, respectively. As of April 30, 2026, the aggregate cost of
12
Invesco Emerging Markets ex-China Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$490,919,052
Aggregate unrealized (depreciation) of investments	(114,440,193)
Net unrealized appreciation of investments	$376,478,859
Cost of investments for tax purposes is $839,377,048.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	463,107	$17,978,643	692,239	$24,456,326
Class C	38,035	1,473,342	25,629	868,379
Class Y	1,168,339	43,501,693	1,385,665	46,747,748
Class R5	109,091	4,202,110	883,272	30,157,858
Class R6	549,949	21,312,389	1,488,032	50,478,744
Issued as reinvestment of dividends:
Class A	1,856,061	63,570,078	106,823	3,571,095
Class C	23,013	772,788	259	8,522
Class Y	999,006	34,156,008	93,160	3,108,734
Class R5	469,517	15,977,652	68,196	2,266,837
Class R6	1,326,218	45,051,637	152,217	5,053,601
Automatic conversion of Class C shares to Class A shares:
Class A	9,306	364,861	22,798	789,343
Class C	(9,508)	(364,861)	(23,234)	(789,343)
Reacquired:
Class A	(1,207,431)	(46,771,017)	(1,972,636)	(68,895,584)
Class C	(20,848)	(791,282)	(46,532)	(1,598,759)
Class Y	(1,823,085)	(71,544,861)	(7,843,566)	(270,137,195)
Class R5	(2,191,364)	(76,086,681)	(3,273,691)	(117,346,760)
Class R6	(1,538,780)	(59,065,808)	(6,772,518)	(248,913,994)
Net increase (decrease) in share activity	220,626	$(6,263,309)	(15,013,887)	$(540,174,448)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Emerging Markets ex-China Fund

Distribution Information
Shareholders were sent a notice from the Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in December of 2025.  Subsequently, certain of these estimates have been corrected.  Listed below is a written statement of the sources of this distribution, as corrected, on a generally accepted accounting principles (“GAAP”) basis.
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/11/2025	Class R6	$1.0437	$5.8080	$0.6957	$7.5474
12/11/2025	Class R5	$1.0120	$5.8080	$0.6957	$7.5157
12/11/2025	Class Y	$0.9775	$5.8080	$0.6957	$7.4812
12/11/2025	Class A	$0.8840	$5.8080	$0.6957	$7.3877
12/11/2025	Class C	$0.5863	$5.8080	$0.6957	$7.0900
Please note that the information in the preceding chart is for financial accounting purposes only.  Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment.  Form 1099-DIV for the calendar year will report distributions for US federal income tax purposes. This Notice is sent to comply with certain US Securities and Exchange Commission requirements.
14
Invesco Emerging Markets ex-China Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco Emerging Markets ex-China Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
DVM-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Emerging Markets Local Debt Fund
Nasdaq:
A: OEMAX ■ C: OEMCX ■ R: OEMNX ■ Y: OEMYX ■ R5: EMLDX ■ R6: OEMIX

2	Schedule of Investments
13	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
26	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2026
(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–79.98%(a)
Argentina–0.35%
Argentina Treasury Bond, 29.50%, 05/27/2027(b)	ARS	480,000,000	$369,463
Chile–2.56%
Bonos de la Tesoreria de la Republica en pesos,
5.80%, 10/01/2029(c)	CLP	1,000,000,000	1,132,658
4.70%, 09/01/2030(c)	CLP	860,000,000	931,899
Bonos de la Tesoreria General de la Republica de Chile, 5.00%, 03/01/2035	CLP	580,000,000	626,388
			2,690,945
China–1.95%
China Development Bank, Series 2315, 2.69%, 09/11/2033	CNY	10,000,000	1,552,937
China Government Bond, 2.15%, 08/25/2055	CNY	3,500,000	498,360
			2,051,297
Colombia–5.81%
Colombian TES,
11.75%, 01/24/2035	COP	2,400,000,000	600,261
Class B, 12.50%, 02/27/2030	COP	1,300,000,000	338,423
Series B, 7.00%, 03/26/2031	COP	16,650,000,000	3,489,585
Series B, 13.25%, 02/09/2033	COP	5,000,000,000	1,328,245
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(c)	COP	1,587,796,818	363,294
			6,119,808
Czech Republic–4.11%
Czech Republic Government Bond,
Series 105, 2.75%, 07/23/2029	CZK	37,000,000	1,703,582
Series 138, 1.75%, 06/23/2032	CZK	33,000,000	1,354,780
Series 154, 4.50%, 11/11/2032	CZK	13,000,000	621,037
Series 157, 3.60%, 06/03/2036	CZK	15,000,000	651,214
			4,330,613
Egypt–0.63%
Egypt Government Bond,
25.32%, 08/13/2027	EGP	28,400,000	536,402
24.46%, 10/01/2027	EGP	6,600,000	122,257
			658,659
	Principal Amount		Value
Hungary–2.41%
Hungary Government Bond,
3.25%, 10/22/2031	HUF	170,000,000	$482,103
7.00%, 10/24/2035	HUF	450,000,000	1,557,881
Series 37, Class A, 6.25%, 09/23/2037	HUF	150,000,000	492,145
			2,532,129
India–2.05%
India Government Bond,
7.36%, 09/12/2052	INR	113,000,000	1,157,425
7.30%, 06/19/2053	INR	99,000,000	1,003,093
			2,160,518
Indonesia–9.55%
Indonesia Treasury Bond,
Series 104, 6.50%, 07/15/2030	IDR	29,400,000,000	1,695,043
Series 108, 6.50%, 04/15/2036	IDR	27,000,000,000	1,515,463
Series FR82, 7.00%, 09/15/2030	IDR	15,000,000,000	872,435
Series FR87, 6.50%, 02/15/2031	IDR	3,800,000,000	216,447
Series FR91, 6.38%, 04/15/2032	IDR	30,000,000,000	1,685,819
Series FR95, 6.38%, 08/15/2028	IDR	30,000,000,000	1,731,901
Series FR96, 7.00%, 02/15/2033	IDR	40,000,000,000	2,329,852
			10,046,960
Malaysia–9.27%
Malaysia Government Bond,
Series 122, 3.58%, 07/15/2032	MYR	7,170,000	1,818,998
Series 123, 4.46%, 03/31/2053	MYR	3,120,000	839,162
Series 219, 3.89%, 08/15/2029	MYR	15,000,000	3,855,029
Series 310, 4.50%, 04/15/2030	MYR	6,000,000	1,577,299
Series 513, 3.73%, 06/15/2028	MYR	4,303,000	1,095,489
Series 519, 3.76%, 05/22/2040	MYR	2,300,000	574,492
			9,760,469
Mexico–10.59%
Mexican Bonos,
Series M, 8.50%, 02/28/2030	MXN	90,000,000	5,148,723
Series M, 8.00%, 04/15/2032	MXN	93,000,000	5,088,761
Series M, 7.75%, 11/13/2042	MXN	18,000,000	865,693
Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(c)	MXN	667,000	38,414
			11,141,591
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Emerging Markets Local Debt Fund

	Principal Amount		Value
Peru–1.14%
Peru Government Bond,
7.60%, 08/12/2039(c)	PEN	2,280,000	$684,961
5.35%, 08/12/2040	PEN	2,100,000	510,823
			1,195,784
Philippines–2.10%
Philippine Government Bond,
6.00%, 08/20/2030	PHP	48,000,000	758,509
Series 0770, 6.38%, 07/27/2030	PHP	30,000,000	479,858
Series R518, 6.25%, 02/28/2029	PHP	60,000,000	969,231
			2,207,598
Poland–4.36%
Republic of Poland Government Bond,
Series 1030, 1.25%, 10/25/2030	PLN	8,000,000	1,876,154
Series 432, 1.75%, 04/25/2032	PLN	12,000,000	2,708,068
			4,584,222
Romania–4.36%
Romania Government Bond,
4.85%, 07/25/2029	RON	6,000,000	1,282,707
8.00%, 04/29/2030	RON	9,750,000	2,281,161
6.85%, 07/29/2030	RON	2,890,000	654,896
7.65%, 07/27/2031	RON	1,600,000	371,869
			4,590,633
South Africa–8.88%
Republic of South Africa Government Bond,
Series 2040, 9.00%, 01/31/2040	ZAR	29,200,000	1,715,118
Series 2044, 8.75%, 01/31/2044	ZAR	65,000,000	3,682,165
Series 2048, 8.75%, 02/28/2048	ZAR	50,000,000	2,837,650
Series 2053, 11.63%, 03/31/2053	ZAR	15,000,000	1,107,487
			9,342,420
Supranational–2.96%
Asian Infrastructure Investment Bank (The), 7.00%, 03/01/2029(c)	INR	39,500,000	406,079
Corp. Andina de Fomento, 7.70%, 03/06/2029	INR	106,500,000	1,114,368
European Bank for Reconstruction & Development, 0.00%, 05/17/2034(d)	TRY	47,000,000	115,268
	Principal Amount		Value
Supranational–(continued)
International Bank for Reconstruction & Development,
6.85%, 04/24/2028	INR	45,000,000	$465,415
2.25%, 01/19/2029	CNY	3,000,000	447,289
6.50%, 04/17/2030	INR	50,000,000	507,052
International Finance Corp., 0.00%, 02/15/2029(c)(d)	TRY	7,300,000	64,027
			3,119,498
Thailand–2.70%
Thailand Government Bond,
2.41%, 03/17/2035	THB	25,000,000	783,800
3.45%, 06/17/2043	THB	63,600,000	2,062,602
			2,846,402
Turkey–4.20%
Turkiye Government Bond,
41.00%, 05/05/2027	TRY	16,000,000	360,620
37.84%, 07/14/2027	TRY	50,000,000	1,097,040
36.78%, 10/13/2027	TRY	40,000,000	872,523
31.08%, 11/08/2028	TRY	29,500,000	594,578
30.00%, 09/12/2029	TRY	76,800,000	1,496,109
			4,420,870
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $85,102,235)			84,169,879

U.S. Dollar Denominated Bonds & Notes–0.11%
United States–0.11%
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028 (Cost $120,000)		$120,000	117,982
	Shares
Money Market Funds–12.91%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(f)		4,753,697	4,753,697
Invesco Treasury Portfolio, Institutional Class, 3.55%(e)(f)		8,828,234	8,828,234
Total Money Market Funds (Cost $13,581,931)			13,581,931

Options Purchased–0.35%
(Cost $506,110)(g)			368,824
TOTAL INVESTMENTS IN SECURITIES—93.35% (Cost $99,310,276)			98,238,616
OTHER ASSETS LESS LIABILITIES–6.65%			7,002,688
NET ASSETS–100.00%			$105,241,304
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Emerging Markets Local Debt Fund

Investment Abbreviations:
ARS	– Argentina Peso
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
EGP	– Egypt Pound
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PHP	– Philippines Peso
PLN	– Polish Zloty
RON	– Romania New Leu
THB	– Thai Baht
TRY	– Turkish Lira
ZAR	– South African Rand
Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $3,621,332, which represented 3.44% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,622,317	$13,383,794	$(12,252,414)	$-	$-	$4,753,697	$53,693
Invesco Treasury Portfolio, Institutional Class	6,727,099	24,855,617	(22,754,482)	-	-	8,828,234	98,837
Total	$10,349,416	$38,239,411	$(35,006,896)	$-	$-	$13,581,931	$152,530

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus HUF	Put	Deutsche Bank AG	06/05/2026	HUF	360.00	EUR	100,000	$35,615
EUR versus HUF	Put	Deutsche Bank AG	06/30/2026	HUF	360.00	EUR	90,000	35,469
EUR versus HUF	Put	Deutsche Bank AG	08/11/2026	HUF	360.00	EUR	72,000	29,513
EUR versus HUF	Put	Deutsche Bank AG	08/13/2026	HUF	353.00	EUR	90,000	18,288
EUR versus HUF	Put	Deutsche Bank AG	08/13/2026	HUF	351.00	EUR	90,000	14,145
EUR versus HUF	Put	Deutsche Bank AG	10/09/2026	HUF	355.00	EUR	72,000	20,558
EUR versus HUF	Put	Deutsche Bank AG	10/14/2026	HUF	345.00	EUR	90,000	10,036
EUR versus HUF	Put	Deutsche Bank AG	10/14/2026	HUF	340.00	EUR	90,000	5,482
USD versus CLP	Put	Deutsche Bank AG	05/18/2026	CLP	857.00	USD	2,000,000	1,384
USD versus CLP	Put	Merrill Lynch International	05/11/2026	CLP	825.00	USD	2,000,000	14
USD versus CNH	Put	Deutsche Bank AG	10/28/2026	CNH	6.50	USD	105,000	10,158
USD versus CNH	Put	Deutsche Bank AG	01/27/2027	CNH	6.40	USD	105,000	9,821
USD versus CNH	Put	Deutsche Bank AG	01/27/2027	CNH	6.35	USD	105,000	6,493
USD versus CNH	Put	Deutsche Bank AG	04/27/2027	CNH	6.35	USD	105,000	11,236
USD versus CZK	Put	Merrill Lynch International	08/20/2026	CZK	19.50	USD	100,000	4,505
USD versus CZK	Put	Merrill Lynch International	10/20/2026	CZK	19.30	USD	100,000	5,899
USD versus ILS	Put	J.P. Morgan Chase Bank, N.A.	07/08/2026	ILS	3.00	USD	3,900,000	111,259
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Purchased—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus INR	Put	Deutsche Bank AG	05/06/2026	INR	88.50	USD	3,800,000	$4
USD versus INR	Put	Merrill Lynch International	08/21/2026	INR	91.00	USD	4,000,000	1,940
USD versus JPY	Put	Deutsche Bank AG	07/01/2026	JPY	122.00	USD	370,000	142
USD versus MXN	Put	Deutsche Bank AG	07/16/2026	MXN	17.15	USD	3,900,000	23,642
USD versus ZAR	Put	Deutsche Bank AG	05/26/2026	ZAR	15.50	USD	100,000	647
USD versus ZAR	Put	Deutsche Bank AG	08/11/2026	ZAR	15.85	USD	2,000,000	10,290
USD versus ZAR	Put	Standard Chartered Bank PLC	05/22/2026	ZAR	15.95	USD	3,800,000	2,284
Total Foreign Currency Options Purchased								$368,824

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus HUF	Call	Deutsche Bank AG	01/15/2027	HUF	385.00	EUR	3,600,000	$(86,193)
USD versus BRL	Call	Merrill Lynch International	07/08/2026	BRL	5.40	USD	3,900,000	(22,020)
USD versus CLP	Call	Deutsche Bank AG	10/16/2026	CLP	930.00	USD	1,000,000	(22,925)
USD versus CLP	Call	Merrill Lynch International	05/11/2026	CLP	895.00	USD	2,000,000	(25,506)
USD versus COP	Call	Merrill Lynch International	08/20/2026	COP	4,100.00	USD	3,900,000	(39,230)
USD versus INR	Call	Merrill Lynch International	08/21/2026	INR	94.00	USD	2,000,000	(53,824)
USD versus ZAR	Call	Deutsche Bank AG	08/11/2026	ZAR	16.80	USD	1,000,000	(26,048)
USD versus ZAR	Call	Deutsche Bank AG	10/23/2026	ZAR	17.50	USD	1,000,000	(22,273)
Subtotal — Foreign Currency Call Options Written								(298,019)
Currency Risk
USD versus ILS	Put	J.P. Morgan Chase Bank, N.A.	07/08/2026	ILS	2.90	USD	5,850,000	(59,892)
USD versus INR	Put	Deutsche Bank AG	05/06/2026	INR	85.50	USD	5,700,000	(6)
USD versus INR	Put	Merrill Lynch International	08/21/2026	INR	89.00	USD	6,000,000	(894)
USD versus MXN	Put	Deutsche Bank AG	05/15/2026	MXN	17.30	USD	3,900,000	(10,019)
USD versus ZAR	Put	Deutsche Bank AG	08/11/2026	ZAR	15.20	USD	2,000,000	(2,130)
USD versus ZAR	Put	Standard Chartered Bank PLC	05/22/2026	ZAR	15.55	USD	4,560,000	(351)
Subtotal — Foreign Currency Put Options Written								(73,292)
Total Foreign Currency Options Written								$(371,311)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/04/2026	Deutsche Bank AG	USD	16,498	BRL	82,467	$156
05/05/2026	Deutsche Bank AG	EUR	720,000	HUF	277,808,400	50,283
05/05/2026	Deutsche Bank AG	USD	8,472,591	BRL	42,294,293	68,603
05/08/2026	Deutsche Bank AG	INR	79,744,500	USD	895,000	55,046
05/11/2026	Deutsche Bank AG	EUR	631,000	HUF	242,807,222	41,460
05/11/2026	Deutsche Bank AG	USD	37,911	HUF	13,031,000	4,071
05/20/2026	Deutsche Bank AG	CLP	780,032,000	USD	880,000	13,095
05/26/2026	Deutsche Bank AG	EUR	594,000	USD	702,565	4,730
05/26/2026	Deutsche Bank AG	USD	1,042,707	HUF	344,487,600	66,129
05/28/2026	Deutsche Bank AG	ZAR	12,073,544	USD	740,000	16,444
06/02/2026	Deutsche Bank AG	USD	8,146,266	BRL	41,111,760	96,208
06/17/2026	Deutsche Bank AG	CNY	13,741,258	USD	2,016,000	5,777
06/17/2026	Deutsche Bank AG	EUR	756,000	USD	894,726	5,689
06/17/2026	Deutsche Bank AG	HUF	271,354,067	USD	874,365	2,068
06/17/2026	Deutsche Bank AG	IDR	13,677,452,000	USD	804,850	15,835
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/17/2026	Deutsche Bank AG	INR	24,885,899	USD	266,794	$5,953
06/17/2026	Deutsche Bank AG	KRW	1,301,625,000	USD	892,172	7,704
06/17/2026	Deutsche Bank AG	PEN	35,000	USD	10,149	198
06/17/2026	Deutsche Bank AG	USD	20,178	CLP	18,382,000	251
06/17/2026	Deutsche Bank AG	USD	52,637	COP	203,904,431	2,861
06/17/2026	Deutsche Bank AG	USD	1,508,319	EUR	1,300,000	20,450
06/17/2026	Deutsche Bank AG	USD	2,431,185	HUF	803,575,000	151,994
06/17/2026	Deutsche Bank AG	USD	740,000	MXN	13,181,620	11,882
06/17/2026	Deutsche Bank AG	USD	1,120,877	PLN	4,085,000	5,993
06/17/2026	Deutsche Bank AG	USD	53,936	TRY	2,618,000	1,694
06/17/2026	Deutsche Bank AG	USD	34,182	ZAR	581,000	585
07/01/2026	Deutsche Bank AG	JPY	61,591,680	USD	444,000	48,762
05/05/2026	Goldman Sachs International	USD	6,072,340	BRL	32,114,293	413,038
05/28/2026	Goldman Sachs International	ZAR	140,000	USD	8,656	266
06/17/2026	Goldman Sachs International	COP	188,326,000	USD	51,828	570
06/17/2026	Goldman Sachs International	HUF	7,956,000	USD	25,993	418
06/17/2026	Goldman Sachs International	IDR	2,282,189,000	USD	133,293	1,640
06/17/2026	Goldman Sachs International	INR	43,662,000	USD	467,304	9,661
06/17/2026	Goldman Sachs International	KRW	90,231,000	USD	61,453	140
06/17/2026	Goldman Sachs International	PEN	354,000	USD	102,383	1,742
06/17/2026	Goldman Sachs International	THB	6,773,000	USD	214,941	6,468
06/17/2026	Goldman Sachs International	USD	282,715	CZK	5,931,590	2,928
06/17/2026	Goldman Sachs International	USD	530,578	HUF	183,898,439	60,583
06/17/2026	Goldman Sachs International	USD	50,562	ILS	156,000	2,372
06/17/2026	Goldman Sachs International	USD	1,032,517	MXN	18,189,000	4,988
06/17/2026	Goldman Sachs International	USD	1,380,906	RON	6,147,000	3,550
06/17/2026	Goldman Sachs International	ZAR	6,330,000	USD	381,840	3,061
05/04/2026	J.P. Morgan Chase Bank, N.A.	USD	955,429	BRL	5,046,162	63,627
05/05/2026	J.P. Morgan Chase Bank, N.A.	USD	141,301	BRL	716,000	3,293
05/11/2026	J.P. Morgan Chase Bank, N.A.	EUR	365,000	USD	428,531	29
06/02/2026	J.P. Morgan Chase Bank, N.A.	USD	43,538	BRL	218,000	168
06/17/2026	J.P. Morgan Chase Bank, N.A.	CLP	92,200,000	USD	102,807	335
06/17/2026	J.P. Morgan Chase Bank, N.A.	COP	2,988,980,500	USD	827,814	14,284
06/17/2026	J.P. Morgan Chase Bank, N.A.	EGP	3,959,000	USD	73,206	1,015
06/17/2026	J.P. Morgan Chase Bank, N.A.	EUR	352,000	USD	416,536	2,592
06/17/2026	J.P. Morgan Chase Bank, N.A.	RON	626,000	USD	142,044	1,053
06/17/2026	J.P. Morgan Chase Bank, N.A.	THB	2,950,000	USD	92,799	1,998
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	1,164,718	CNY	7,981,000	2,830
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	1,129,387	EUR	964,000	4,254
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	1,498,427	HUF	512,115,000	147,823
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	2,010,398	ILS	6,183,050	87,625
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	921,289	JPY	146,356,000	16,794
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	397,859	MXN	7,027,000	2,962
05/04/2026	Merrill Lynch International	USD	802,504	BRL	4,011,315	7,568
05/05/2026	Merrill Lynch International	USD	1,329,061	BRL	6,632,000	10,249
05/08/2026	Merrill Lynch International	USD	806,901	INR	76,636,500	316
05/11/2026	Merrill Lynch International	USD	675,297	HUF	232,083,100	72,394
05/13/2026	Merrill Lynch International	CLP	754,160,000	USD	880,000	41,857
06/17/2026	Merrill Lynch International	CNY	1,524,000	USD	223,060	113
06/17/2026	Merrill Lynch International	HUF	187,853,311	USD	607,661	3,786
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/17/2026	Merrill Lynch International	IDR	27,107,958,118	USD	1,593,461	$29,676
06/17/2026	Merrill Lynch International	INR	47,500,000	USD	508,348	10,477
06/17/2026	Merrill Lynch International	KRW	160,188,000	USD	109,034	184
06/17/2026	Merrill Lynch International	MXN	6,247,000	USD	359,239	2,909
06/17/2026	Merrill Lynch International	PEN	2,765,500	USD	797,825	11,603
06/17/2026	Merrill Lynch International	PLN	1,143,000	USD	318,442	3,140
06/17/2026	Merrill Lynch International	USD	663,043	CLP	611,099,822	16,134
06/17/2026	Merrill Lynch International	USD	3,856,338	CNY	26,504,195	20,988
06/17/2026	Merrill Lynch International	USD	205,864	COP	768,080,000	3,189
06/17/2026	Merrill Lynch International	USD	433,227	CZK	9,062,000	3,164
06/17/2026	Merrill Lynch International	USD	1,348,428	HUF	449,859,000	97,694
06/17/2026	Merrill Lynch International	USD	2,061,156	KRW	3,060,198,000	18,280
06/17/2026	Merrill Lynch International	USD	8,352	MXN	150,000	204
06/17/2026	Merrill Lynch International	USD	404,478	PLN	1,493,136	7,412
06/17/2026	Merrill Lynch International	USD	249,698	TRY	11,772,000	448
06/17/2026	Merrill Lynch International	USD	41,539	ZAR	698,000	229
08/24/2026	Merrill Lynch International	CZK	6,591,040	USD	320,000	2,398
08/25/2026	Merrill Lynch International	INR	92,070,000	USD	1,000,000	42,709
10/22/2026	Merrill Lynch International	CZK	6,175,500	USD	300,000	2,299
05/05/2026	Morgan Stanley and Co. International PLC	USD	113,659	BRL	567,000	845
06/17/2026	Morgan Stanley and Co. International PLC	HUF	333,120,000	USD	1,076,155	5,303
06/17/2026	Morgan Stanley and Co. International PLC	IDR	335,467,000	USD	19,791	439
06/17/2026	Morgan Stanley and Co. International PLC	PLN	629,000	USD	176,210	2,697
06/17/2026	Morgan Stanley and Co. International PLC	RON	6,903,129	USD	1,568,251	13,497
06/17/2026	Morgan Stanley and Co. International PLC	USD	451,212	CZK	9,492,000	5,886
06/17/2026	Morgan Stanley and Co. International PLC	USD	198,140	HUF	67,136,000	17,676
06/17/2026	Morgan Stanley and Co. International PLC	USD	54,444	ILS	163,000	865
06/17/2026	Morgan Stanley and Co. International PLC	USD	2,136,142	PLN	7,880,966	37,864
06/17/2026	Morgan Stanley and Co. International PLC	USD	65,310	ZAR	1,102,000	633
06/17/2026	Morgan Stanley and Co. International PLC	ZAR	17,054,000	USD	1,037,650	17,159
05/04/2026	Standard Chartered Bank PLC	USD	190,533	BRL	952,380	1,797
05/05/2026	Standard Chartered Bank PLC	USD	379,768	BRL	1,883,000	498
06/17/2026	Standard Chartered Bank PLC	CZK	3,483,000	USD	169,245	1,518
06/17/2026	Standard Chartered Bank PLC	EUR	174,000	USD	204,688	69
06/17/2026	Standard Chartered Bank PLC	IDR	11,981,481,000	USD	695,913	4,733
06/17/2026	Standard Chartered Bank PLC	INR	95,521,000	USD	1,008,350	7,148
06/17/2026	Standard Chartered Bank PLC	MXN	10,198,000	USD	587,966	6,270
06/17/2026	Standard Chartered Bank PLC	PEN	1,059,500	USD	302,125	913
06/17/2026	Standard Chartered Bank PLC	PHP	206,643,240	USD	3,461,966	102,160
06/17/2026	Standard Chartered Bank PLC	THB	3,264,000	USD	102,174	1,709
06/17/2026	Standard Chartered Bank PLC	USD	2,472,370	CNY	16,960,000	8,726
06/17/2026	Standard Chartered Bank PLC	USD	273,928	CZK	5,700,000	562
06/17/2026	Standard Chartered Bank PLC	USD	192,775	EUR	165,000	1,261
06/17/2026	Standard Chartered Bank PLC	USD	19,768	MXN	354,000	424
06/17/2026	Standard Chartered Bank PLC	USD	61,897	PLN	228,928	1,254
06/17/2026	Standard Chartered Bank PLC	USD	19,583	RON	87,000	11
06/17/2026	Standard Chartered Bank PLC	USD	155,683	TRY	7,356,000	627
06/18/2026	Standard Chartered Bank PLC	MYR	9,445,000	USD	2,390,205	7,831
06/18/2026	Standard Chartered Bank PLC	USD	28,955	MYR	117,000	557
06/17/2026	UBS AG	INR	80,500,000	USD	845,227	1,468
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/17/2026	UBS AG	RON	501,000	USD	115,889	$3,051
06/17/2026	UBS AG	USD	379,486	PLN	1,376,000	91
06/17/2026	UBS AG	USD	48,757	THB	1,595,000	337
Subtotal—Appreciation						2,231,327
Currency Risk
05/04/2026	Deutsche Bank AG	BRL	82,467	USD	16,461	(193)
05/05/2026	Deutsche Bank AG	BRL	42,294,293	USD	8,440,280	(100,915)
05/05/2026	Deutsche Bank AG	HUF	277,808,400	EUR	720,000	(50,284)
05/06/2026	Deutsche Bank AG	PLN	3,588,195	USD	975,000	(14,900)
05/06/2026	Deutsche Bank AG	USD	800,000	PLN	2,858,400	(11,433)
05/08/2026	Deutsche Bank AG	USD	34,714	INR	3,108,000	(1,977)
05/11/2026	Deutsche Bank AG	HUF	248,195,400	EUR	645,000	(42,382)
05/11/2026	Deutsche Bank AG	HUF	245,114,100	USD	710,270	(79,402)
05/11/2026	Deutsche Bank AG	USD	710,270	EUR	594,000	(12,926)
05/20/2026	Deutsche Bank AG	USD	458,421	CLP	396,016,000	(18,300)
05/26/2026	Deutsche Bank AG	EUR	270,000	USD	316,170	(1,028)
05/26/2026	Deutsche Bank AG	HUF	241,995,600	USD	703,237	(75,698)
05/26/2026	Deutsche Bank AG	USD	703,237	EUR	594,000	(5,401)
05/28/2026	Deutsche Bank AG	USD	286,189	ZAR	4,582,000	(11,594)
06/17/2026	Deutsche Bank AG	EUR	2,095,000	USD	2,434,912	(28,757)
06/17/2026	Deutsche Bank AG	HUF	516,457,500	USD	1,540,003	(120,207)
06/17/2026	Deutsche Bank AG	INR	47,130,000	USD	491,860	(2,132)
06/17/2026	Deutsche Bank AG	MXN	38,197,011	USD	2,132,922	(45,842)
06/17/2026	Deutsche Bank AG	USD	32,473	CLP	29,020,000	(220)
06/17/2026	Deutsche Bank AG	USD	31,317	CZK	645,000	(256)
06/17/2026	Deutsche Bank AG	USD	1,940,250	EUR	1,641,618	(9,748)
06/17/2026	Deutsche Bank AG	USD	894,736	HUF	276,910,000	(4,578)
06/17/2026	Deutsche Bank AG	USD	69,736	IDR	1,184,139,000	(1,426)
06/17/2026	Deutsche Bank AG	USD	7,063,539	INR	659,002,850	(156,212)
06/17/2026	Deutsche Bank AG	USD	789,298	PLN	2,820,000	(11,386)
06/17/2026	Deutsche Bank AG	USD	1,184,616	ZAR	19,491,875	(18,247)
07/01/2026	Deutsche Bank AG	USD	623,865	JPY	94,137,000	(19,781)
07/09/2026	Deutsche Bank AG	JPY	238,854,900	USD	1,515,000	(18,762)
08/13/2026	Deutsche Bank AG	USD	220,000	ZAR	3,544,046	(8,884)
05/05/2026	Goldman Sachs International	BRL	32,114,293	USD	6,437,536	(47,841)
05/28/2026	Goldman Sachs International	USD	545,856	ZAR	8,840,000	(16,083)
06/17/2026	Goldman Sachs International	CNY	403,000	USD	58,651	(304)
06/17/2026	Goldman Sachs International	COP	74,283,000	USD	19,832	(386)
06/17/2026	Goldman Sachs International	CZK	11,745,000	USD	565,415	(179)
06/17/2026	Goldman Sachs International	HUF	54,900,000	USD	176,239	(243)
06/17/2026	Goldman Sachs International	MXN	52,948,000	USD	2,974,490	(45,673)
06/17/2026	Goldman Sachs International	PLN	1,412,000	USD	384,067	(5,442)
06/17/2026	Goldman Sachs International	RON	130,000	USD	29,089	(190)
06/17/2026	Goldman Sachs International	TRY	9,137,000	USD	189,555	(4,599)
06/17/2026	Goldman Sachs International	USD	432,703	CNY	2,942,000	(2,315)
06/17/2026	Goldman Sachs International	USD	167,349	COP	609,761,000	(1,387)
06/17/2026	Goldman Sachs International	USD	417,349	HUF	129,054,000	(2,491)
06/17/2026	Goldman Sachs International	USD	507,252	IDR	8,770,081,000	(1,330)
06/17/2026	Goldman Sachs International	USD	221,525	INR	20,997,000	(1,446)
06/17/2026	Goldman Sachs International	USD	104,180	PLN	374,000	(1,010)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/17/2026	Goldman Sachs International	USD	343,416	RON	1,497,000	$(6,255)
06/17/2026	Goldman Sachs International	USD	20,218	THB	647,000	(303)
06/17/2026	Goldman Sachs International	ZAR	46,502,682	USD	2,757,512	(25,151)
06/18/2026	HSBC Bank USA	USD	494,500	MYR	1,933,544	(6,789)
05/04/2026	J.P. Morgan Chase Bank, N.A.	BRL	5,046,162	USD	1,009,535	(9,521)
05/05/2026	J.P. Morgan Chase Bank, N.A.	BRL	716,000	USD	138,134	(6,460)
06/17/2026	J.P. Morgan Chase Bank, N.A.	CLP	1,816,355,000	USD	1,987,243	(31,453)
06/17/2026	J.P. Morgan Chase Bank, N.A.	COP	14,946,845,400	USD	3,881,693	(186,484)
06/17/2026	J.P. Morgan Chase Bank, N.A.	CZK	10,425,000	USD	489,862	(12,166)
06/17/2026	J.P. Morgan Chase Bank, N.A.	EUR	4,801,363	USD	5,582,341	(63,944)
06/17/2026	J.P. Morgan Chase Bank, N.A.	HUF	57,284,000	USD	171,332	(12,814)
06/17/2026	J.P. Morgan Chase Bank, N.A.	ILS	6,057,809	USD	1,953,868	(101,659)
06/17/2026	J.P. Morgan Chase Bank, N.A.	JPY	1,001,000	USD	6,371	(45)
06/17/2026	J.P. Morgan Chase Bank, N.A.	KRW	2,284,981,000	USD	1,500,611	(52,056)
06/17/2026	J.P. Morgan Chase Bank, N.A.	MXN	18,180,000	USD	1,020,677	(16,313)
06/17/2026	J.P. Morgan Chase Bank, N.A.	THB	1,282,000	USD	39,050	(409)
06/17/2026	J.P. Morgan Chase Bank, N.A.	TRY	52,790,000	USD	1,097,078	(24,667)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	187,970	CLP	164,921,000	(4,677)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	1,482,244	COP	5,344,573,000	(27,578)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	642,810	CZK	13,178,000	(8,209)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	477,456	RON	2,087,600	(7,276)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	300,418	THB	9,568,000	(5,914)
06/18/2026	J.P. Morgan Chase Bank, N.A.	USD	128,160	MYR	501,380	(1,693)
07/01/2026	J.P. Morgan Chase Bank, N.A.	USD	440,998	JPY	61,591,680	(45,760)
08/13/2026	J.P. Morgan Chase Bank, N.A.	ZAR	16,900,000	USD	984,872	(21,849)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	1,026,863	TRY	52,465,000	(2,815)
05/04/2026	Merrill Lynch International	BRL	4,011,315	USD	755,000	(55,072)
05/05/2026	Merrill Lynch International	BRL	6,632,000	USD	1,329,431	(9,880)
05/28/2026	Merrill Lynch International	USD	738,668	ZAR	11,795,000	(31,805)
06/17/2026	Merrill Lynch International	CLP	9,112,000	USD	10,035	(92)
06/17/2026	Merrill Lynch International	CNY	204,000	USD	29,664	(180)
06/17/2026	Merrill Lynch International	CZK	1,881,000	USD	88,821	(1,761)
06/17/2026	Merrill Lynch International	HUF	154,052,000	USD	494,855	(362)
06/17/2026	Merrill Lynch International	INR	76,636,500	USD	802,088	(1,177)
06/17/2026	Merrill Lynch International	KRW	739,095,000	USD	489,905	(12,318)
06/17/2026	Merrill Lynch International	MXN	1,037,000	USD	57,973	(1,178)
06/17/2026	Merrill Lynch International	PLN	6,249,000	USD	1,675,978	(47,844)
06/17/2026	Merrill Lynch International	THB	32,683,000	USD	1,002,546	(3,436)
06/17/2026	Merrill Lynch International	USD	600,038	CNY	4,073,000	(4,194)
06/17/2026	Merrill Lynch International	USD	477,214	EUR	404,750	(1,238)
06/17/2026	Merrill Lynch International	USD	4,299,170	MXN	75,033,000	(19,274)
06/17/2026	Merrill Lynch International	USD	1,909,641	PEN	6,695,391	(6,165)
06/17/2026	Merrill Lynch International	USD	472,996	ZAR	7,816,700	(5,254)
06/17/2026	Merrill Lynch International	ZAR	340,000	USD	19,866	(479)
05/05/2026	Morgan Stanley and Co. International PLC	BRL	567,000	USD	114,114	(389)
05/20/2026	Morgan Stanley and Co. International PLC	USD	254,015	CLP	220,231,000	(9,257)
06/17/2026	Morgan Stanley and Co. International PLC	COP	460,800,000	USD	121,709	(3,710)
06/17/2026	Morgan Stanley and Co. International PLC	CZK	3,389,000	USD	161,255	(1,947)
06/17/2026	Morgan Stanley and Co. International PLC	EUR	900,000	USD	1,044,852	(13,526)
06/17/2026	Morgan Stanley and Co. International PLC	HUF	70,606,000	USD	210,117	(16,854)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/17/2026	Morgan Stanley and Co. International PLC	JPY	3,274,000	USD	20,848	$(137)
06/17/2026	Morgan Stanley and Co. International PLC	MXN	7,010,000	USD	393,376	(6,476)
06/17/2026	Morgan Stanley and Co. International PLC	TRY	3,677,000	USD	75,748	(2,385)
06/17/2026	Morgan Stanley and Co. International PLC	USD	2,093,683	EGP	113,687,000	(20,629)
06/17/2026	Morgan Stanley and Co. International PLC	USD	682,389	HUF	210,735,000	(4,958)
06/17/2026	Morgan Stanley and Co. International PLC	USD	40,017	IDR	680,487,000	(762)
06/17/2026	Morgan Stanley and Co. International PLC	USD	671,137	MXN	11,693,000	(4,167)
06/17/2026	Morgan Stanley and Co. International PLC	USD	2,004,331	PLN	7,257,000	(2,448)
06/17/2026	Morgan Stanley and Co. International PLC	USD	202,500	ZAR	3,349,000	(2,101)
06/17/2026	Morgan Stanley and Co. International PLC	ZAR	10,053,000	USD	582,968	(18,591)
08/13/2026	Morgan Stanley and Co. International PLC	USD	164,297	ZAR	2,713,000	(2,685)
05/04/2026	Standard Chartered Bank PLC	BRL	952,380	USD	180,435	(11,896)
05/05/2026	Standard Chartered Bank PLC	BRL	1,883,000	USD	377,461	(2,805)
06/17/2026	Standard Chartered Bank PLC	EGP	81,600,000	USD	1,438,369	(49,586)
06/17/2026	Standard Chartered Bank PLC	EUR	68,000	USD	78,650	(1,316)
06/17/2026	Standard Chartered Bank PLC	USD	97,583	CLP	87,090,000	(791)
06/17/2026	Standard Chartered Bank PLC	USD	85,885	EGP	4,612,000	(1,786)
06/17/2026	Standard Chartered Bank PLC	USD	52,240	EUR	44,000	(497)
06/17/2026	Standard Chartered Bank PLC	USD	129,533	PEN	449,000	(1,884)
06/17/2026	Standard Chartered Bank PLC	USD	4,024,372	THB	128,283,021	(75,823)
06/18/2026	Standard Chartered Bank PLC	MYR	117,000	USD	29,307	(205)
06/18/2026	Standard Chartered Bank PLC	USD	2,878,579	MYR	11,393,841	(4,633)
08/25/2026	Standard Chartered Bank PLC	USD	64,538	INR	6,117,000	(937)
06/17/2026	UBS AG	USD	269,851	THB	8,724,000	(1,327)
Subtotal—Depreciation						(2,152,267)
Total Forward Foreign Currency Contracts						$79,060

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	CLICP	Semi-Annually	(5.17)%	Semi-Annually	09/17/2035	CLP	600,000,000	$—	$5,555	$5,555
Receive	SOFR	Annually	(4.15)	Annually	12/26/2055	USD	900,000	—	7,808	7,808
Pay	BZDIOVRA	At Maturity	14.01	At Maturity	01/03/2028	BRL	14,929,861	—	9,199	9,199
Pay	TTHORON	Quarterly	1.73	Quarterly	06/18/2030	THB	45,200,000	—	10,347	10,347
Pay	6 Month BUBOR	Semi-Annually	6.57	Annually	06/17/2029	HUF	270,500,000	—	12,154	12,154
Receive	COOVIBR	Quarterly	(10.97)	Quarterly	03/18/2036	COP	1,700,000,000	—	12,690	12,690
Receive	CLICP	Semi-Annually	(4.64)	Semi-Annually	06/17/2028	CLP	2,400,000,000	—	14,312	14,312
Receive	SOFR	Annually	(4.10)	Annually	06/17/2056	USD	1,084,500	—	18,625	18,625
Receive	6 Month CZK PRIBOR	Semi-Annually	(4.02)	Annually	03/18/2036	CZK	13,000,000	—	25,128	25,128
Receive	6 Month WIBOR	Semi-Annually	(4.45)	Annually	09/17/2035	PLN	5,000,000	2,141	29,632	27,491
Receive	6 Month CZK PRIBOR	Semi-Annually	(3.90)	Annually	06/18/2035	CZK	17,000,000	2,167	37,321	35,154
Receive	6 Month WIBOR	Semi-Annually	(3.70)	Annually	03/18/2028	PLN	13,400,000	—	46,850	46,850
Receive	COOVIBR	Quarterly	(9.55)	Quarterly	09/17/2035	COP	1,800,000,000	—	53,743	53,743
Receive	COOVIBR	Quarterly	(8.87)	Quarterly	09/17/2035	COP	1,700,000,000	—	69,012	69,012
Subtotal — Appreciation								4,308	352,376	348,068
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	BZDIOVRA	At Maturity	13.09%	At Maturity	01/02/2029	BRL	24,129,376	$—	$(107,269)	$(107,269)
Pay	COOVIBR	Quarterly	10.56	Quarterly	01/08/2029	COP	9,500,000,000	—	(95,225)	(95,225)
Pay	BZDIOVRA	At Maturity	12.85	At Maturity	01/03/2028	BRL	24,612,389	—	(92,578)	(92,578)
Pay	BZDIOVRA	At Maturity	12.93	At Maturity	01/03/2028	BRL	22,850,776	—	(70,653)	(70,653)
Pay	BZDIOVRA	At Maturity	12.86	At Maturity	01/03/2028	BRL	15,702,973	—	(58,648)	(58,648)
Pay	COOVIBR	Quarterly	11.05	Quarterly	03/18/2031	COP	7,200,000,000	—	(50,494)	(50,494)
Pay	FBIL Overnight MIBOR	Semi-Annually	5.96	Semi-Annually	06/18/2030	INR	230,000,000	—	(44,564)	(44,564)
Pay	6 Month BUBOR	Semi-Annually	6.32	Annually	09/17/2028	HUF	1,650,000,000	(4,431)	(40,760)	(36,329)
Pay	BZDIOVRA	At Maturity	12.74	At Maturity	01/02/2029	BRL	5,583,899	—	(35,092)	(35,092)
Pay	SOFR	Annually	3.52	Annually	06/17/2028	USD	9,556,500	—	(34,263)	(34,263)
Pay	6 Month WIBOR	Semi-Annually	4.04	Annually	09/17/2029	PLN	7,000,000	—	(27,423)	(27,423)
Pay	28 Day MXN TIEF	28 days	7.45	28 days	03/13/2030	MXN	50,500,000	—	(27,205)	(27,205)
Pay	6 Month CZK PRIBOR	Semi-Annually	3.65	Annually	03/18/2028	CZK	57,000,000	—	(25,710)	(25,710)
Pay	6 Month WIBOR	Semi-Annually	1.00	Annually	06/17/2029	PLN	17,100,000	—	(25,611)	(25,611)
Receive	3 Month CNRR007	Quarterly	(2.82)	Quarterly	03/23/2028	CNY	8,000,000	(10,852)	(29,587)	(18,735)
Pay	6 Month CZK PRIBOR	Semi-Annually	3.40	Annually	09/17/2030	CZK	10,000,000	(1,053)	(18,604)	(17,551)
Pay	6 Month CZK PRIBOR	Semi-Annually	4.09	Annually	06/17/2031	CZK	19,500,000	—	(13,356)	(13,356)
Pay	BZDIOVRA	At Maturity	13.35	At Maturity	01/02/2029	BRL	4,010,744	—	(12,008)	(12,008)
Pay	28 Day MXN TIEF	28 days	7.45	28 days	06/13/2029	MXN	48,000,000	(53)	(11,163)	(11,110)
Pay	FBIL Overnight MIBOR	Semi-Annually	5.65	Semi-Annually	09/17/2030	INR	30,000,000	—	(10,575)	(10,575)
Pay	28 Day MXN TIEF	28 days	7.75	28 days	03/12/2031	MXN	42,000,000	—	(10,060)	(10,060)
Pay	6 Month CZK PRIBOR	Semi-Annually	4.22	Annually	06/17/2031	CZK	24,000,000	—	(9,907)	(9,907)
Pay	SOFR	Annually	3.31	Annually	03/18/2031	USD	500,000	—	(8,869)	(8,869)
Pay	BZDIOVRA	At Maturity	12.92	At Maturity	01/02/2029	BRL	1,959,729	—	(8,728)	(8,728)
Pay	6 Month CZK PRIBOR	Semi-Annually	4.13	Annually	06/17/2029	CZK	32,000,000	—	(8,711)	(8,711)
Pay	6 Month CZK PRIBOR	Semi-Annually	3.61	Annually	03/18/2031	CZK	4,000,000	—	(6,559)	(6,559)
Pay	BZDIOVRA	At Maturity	13.72	At Maturity	01/03/2028	BRL	14,434,094	—	(5,192)	(5,192)
Pay	CLICP	Semi-Annually	4.71	Semi-Annually	09/17/2030	CLP	350,000,000	—	(4,969)	(4,969)
Pay	BZDIOVRA	At Maturity	13.42	At Maturity	01/02/2029	BRL	5,003,622	—	(4,764)	(4,764)
Pay	FBIL Overnight MIBOR	Semi-Annually	6.04	Semi-Annually	03/18/2031	INR	19,000,000	(96)	(4,475)	(4,379)
Pay	28 Day MXN TIEF	28 days	7.76	28 days	06/11/2031	MXN	15,000,000	(24)	(4,268)	(4,244)
Pay	6 Month CZK PRIBOR	Semi-Annually	4.36	Annually	06/17/2031	CZK	30,000,000	—	(2,751)	(2,751)
Receive	CLICP	Semi-Annually	(4.96)	Semi-Annually	06/17/2028	CLP	2,400,000,000	—	(2,145)	(2,145)
Subtotal — Depreciation								(16,509)	(912,186)	(895,677)
Total Centrally Cleared Interest Rate Swap Agreements								$(12,201)	$(559,810)	$(547,609)

Open Over-The-Counter Interest Rate Swap Agreements
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Standard Chartered Bank PLC	Pay	3 Month KLIBOR	Quarterly	3.58%	Quarterly	05/19/2028	MYR	12,250,000	$—	$5,096	$5,096

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Emerging Markets Local Debt Fund

Abbreviations:
BRL	—Brazilian Real
BUBOR	—Budapest Interbank Offered Rate
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EGP	—Egypt Pound
EUR	—Euro
FBIL	—Financial Benchmarks India Private Ltd.
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KRW	—South Korean Won
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
RON	—Romania New Leu
SOFR	—Secured Overnight Financing Rate
THB	—Thai Baht
TRY	—Turkish Lira
TTHORON	—Thai Overnight Repurchase Rate
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Emerging Markets Local Debt Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $85,728,345)	$84,656,685
Investments in affiliated money market funds, at value (Cost $13,581,931)	13,581,931
Other investments:
Variation margin receivable—centrally cleared swap agreements	92,659
Swaps receivable — OTC	1,249
Unrealized appreciation on swap agreements — OTC	5,096
Unrealized appreciation on forward foreign currency contracts outstanding	2,231,327
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	1,284,639
Cash collateral — OTC Derivatives	280,000
Cash	572,084
Foreign currencies, at value (Cost $1,139,825)	1,130,373
Receivable for:
Investments sold	2,505,706
Fund shares sold	54,539
Dividends	33,908
Interest	1,659,818
Investment for trustee deferred compensation and retirement plans	39,044
Other assets	36,172
Total assets	108,165,230
Liabilities:
Other investments:
Options written, at value (premiums received $405,905)	371,311
Unrealized depreciation on forward foreign currency contracts outstanding	2,152,267
Payable for:
Dividends	122,733
Fund shares reacquired	101,051
Accrued foreign taxes	2,026
Accrued fees to affiliates	34,319
Accrued trustees’ and officers’ fees and benefits	1,497
Accrued other operating expenses	99,678
Trustee deferred compensation and retirement plans	39,044
Total liabilities	2,923,926
Net assets applicable to shares outstanding	$105,241,304
Net assets consist of:
Shares of beneficial interest	$117,771,001
Distributable earnings (loss)	(12,529,697)
$105,241,304
Net Assets:
Class A	$25,517,581
Class C	$2,084,535
Class R	$1,341,422
Class Y	$65,478,918
Class R5	$8,135
Class R6	$10,810,713
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,735,391
Class C	386,650
Class R	248,703
Class Y	12,143,214
Class R5	1,508
Class R6	2,005,908
Class A:
Net asset value per share	$5.39
Maximum offering price per share (Net asset value of $5.39 ÷ 95.75%)	$5.63
Class C:
Net asset value and offering price per share	$5.39
Class R:
Net asset value and offering price per share	$5.39
Class Y:
Net asset value and offering price per share	$5.39
Class R5:
Net asset value and offering price per share	$5.39
Class R6:
Net asset value and offering price per share	$5.39
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Emerging Markets Local Debt Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $77,584)	$3,513,592
Dividends from affiliated money market funds	152,530
Total investment income	3,666,122
Expenses:
Advisory fees	335,043
Administrative services fees	6,981
Custodian fees	49,252
Distribution fees:
Class A	30,645
Class C	11,010
Class R	3,617
Transfer agent fees — A, C, R and Y	90,837
Transfer agent fees — R5	1
Transfer agent fees — R6	665
Trustees’ and officers’ fees and benefits	11,459
Registration and filing fees	44,724
Reports to shareholders	12,775
Professional services fees	32,810
Other	5,472
Total expenses	635,291
Less: Fees waived and/or expenses reimbursed	(131,172)
Net expenses	504,119
Net investment income	3,162,003
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	2,497,064
Foreign currencies	(266,514)
Forward foreign currency contracts	(318,194)
Options written	146,453
Swap agreements	(159,365)
1,899,444
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $24,946)	(2,560,948)
Foreign currencies	(38,534)
Forward foreign currency contracts	446,977
Options written	(198,785)
Swap agreements	(646,105)
(2,997,395)
Net realized and unrealized gain (loss)	(1,097,951)
Net increase in net assets resulting from operations	$2,064,052
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Emerging Markets Local Debt Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$3,162,003	$6,731,686
Net realized gain (loss)	1,899,444	(2,876,012)
Change in net unrealized appreciation (depreciation)	(2,997,395)	5,942,234
Net increase in net assets resulting from operations	2,064,052	9,797,908
Distributions to shareholders from distributable earnings:
Class A	(980,879)	(1,025,931)
Class C	(77,190)	(115,000)
Class R	(54,297)	(68,975)
Class Y	(2,556,542)	(2,724,604)
Class R5	(333)	(397)
Class R6	(217,308)	(201,306)
Total distributions from distributable earnings	(3,886,549)	(4,136,213)
Return of capital:
Class A	—	(583,639)
Class C	—	(65,422)
Class R	—	(39,239)
Class Y	—	(1,549,995)
Class R5	—	(226)
Class R6	—	(114,521)
Total return of capital	—	(2,353,042)
Total distributions	(3,886,549)	(6,489,255)
Share transactions–net:
Class A	2,423,339	1,405,831
Class C	(169,620)	(1,140,087)
Class R	(174,686)	19,689
Class Y	7,651,882	(2,627,414)
Class R6	6,568,144	961,377
Net increase (decrease) in net assets resulting from share transactions	16,299,059	(1,380,604)
Net increase in net assets	14,476,562	1,928,049
Net assets:
Beginning of period	90,764,742	88,836,693
End of period	$105,241,304	$90,764,742
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Emerging Markets Local Debt Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$5.46	$0.17	$(0.03)	$0.14	$(0.21)	$—	$(0.21)	$5.39	2.60%(d)	$25,518	1.19%(d)(e)	1.46%(d)(e)	6.31%(d)(e)	49%
Year ended 10/31/25	5.24	0.41	0.21	0.62	(0.25)	(0.15)	(0.40)	5.46	12.34 (d)	23,487	1.19 (d)	1.54 (d)	7.83 (d)	114
Year ended 10/31/24	5.23	0.34	0.01	0.35	(0.21)	(0.13)	(0.34)	5.24	6.64 (d)	21,201	1.21 (d)	1.52 (d)	6.21 (d)	99
Year ended 10/31/23	4.89	0.31	0.35	0.66	(0.25)	(0.07)	(0.32)	5.23	13.38 (d)	23,309	1.32 (d)	1.49 (d)	5.79 (d)	143
Year ended 10/31/22	6.17	0.25	(1.26)	(1.01)	—	(0.27)	(0.27)	4.89	(16.80)(d)	20,621	1.45 (d)(f)	1.45 (d)(f)	4.47 (d)(f)	137
Year ended 10/31/21	6.53	0.29	(0.40)	(0.11)	(0.06)	(0.19)	(0.25)	6.17	(1.81)	36,826	1.23	1.35	4.38	107
Class C
Six months ended 04/30/26	5.46	0.15	(0.03)	0.12	(0.19)	—	(0.19)	5.39	2.21	2,085	1.94 (e)	2.22 (e)	5.56 (e)	49
Year ended 10/31/25	5.24	0.37	0.21	0.58	(0.23)	(0.13)	(0.36)	5.46	11.50	2,280	1.94	2.30	7.08	114
Year ended 10/31/24	5.23	0.30	0.01	0.31	(0.19)	(0.11)	(0.30)	5.24	5.84	3,325	1.97	2.28	5.45	99
Year ended 10/31/23	4.89	0.27	0.35	0.62	(0.21)	(0.07)	(0.28)	5.23	12.54	4,122	2.08	2.25	5.03	143
Year ended 10/31/22	6.17	0.21	(1.27)	(1.06)	—	(0.22)	(0.22)	4.89	(17.45)	4,473	2.21 (f)	2.21 (f)	3.71 (f)	137
Year ended 10/31/21	6.53	0.24	(0.40)	(0.16)	(0.05)	(0.15)	(0.20)	6.17	(2.62)	7,568	2.02	2.10	3.59	107
Class R
Six months ended 04/30/26	5.46	0.17	(0.03)	0.14	(0.21)	—	(0.21)	5.39	2.47	1,341	1.44 (e)	1.72 (e)	6.06 (e)	49
Year ended 10/31/25	5.24	0.40	0.21	0.61	(0.25)	(0.14)	(0.39)	5.46	12.06	1,527	1.44	1.80	7.58	114
Year ended 10/31/24	5.23	0.32	0.01	0.33	(0.20)	(0.12)	(0.32)	5.24	6.36	1,447	1.47	1.78	5.95	99
Year ended 10/31/23	4.89	0.30	0.34	0.64	(0.23)	(0.07)	(0.30)	5.23	13.09	1,743	1.57	1.75	5.54	143
Year ended 10/31/22	6.17	0.23	(1.26)	(1.03)	—	(0.25)	(0.25)	4.89	(17.02)	1,472	1.71 (f)	1.71 (f)	4.21 (f)	137
Year ended 10/31/21	6.53	0.27	(0.40)	(0.13)	(0.05)	(0.18)	(0.23)	6.17	(2.12)	1,854	1.53	1.60	4.08	107
Class Y
Six months ended 04/30/26	5.46	0.18	(0.03)	0.15	(0.22)	—	(0.22)	5.39	2.73	65,479	0.94 (e)	1.22 (e)	6.56 (e)	49
Year ended 10/31/25	5.24	0.43	0.20	0.63	(0.26)	(0.15)	(0.41)	5.46	12.62	59,003	0.94	1.30	8.08	114
Year ended 10/31/24	5.24	0.35	—	0.35	(0.22)	(0.13)	(0.35)	5.24	6.70	59,557	0.97	1.28	6.45	99
Year ended 10/31/23	4.89	0.33	0.35	0.68	(0.25)	(0.08)	(0.33)	5.24	13.87	66,440	1.07	1.25	6.04	143
Year ended 10/31/22	6.17	0.27	(1.27)	(1.00)	—	(0.28)	(0.28)	4.89	(16.59)	48,253	1.21 (f)	1.21 (f)	4.71 (f)	137
Year ended 10/31/21	6.54	0.31	(0.41)	(0.10)	(0.07)	(0.20)	(0.27)	6.17	(1.75)	92,706	1.01	1.10	4.60	107
Class R5
Six months ended 04/30/26	5.46	0.18	(0.03)	0.15	(0.22)	—	(0.22)	5.39	2.73	8	0.87 (e)	1.04 (e)	6.63 (e)	49
Year ended 10/31/25	5.24	0.43	0.20	0.63	(0.26)	(0.15)	(0.41)	5.46	12.62	8	0.93	1.11	8.09	114
Year ended 10/31/24	5.24	0.35	—	0.35	(0.22)	(0.13)	(0.35)	5.24	6.70	8	0.97	1.07	6.45	99
Year ended 10/31/23	4.89	0.33	0.35	0.68	(0.25)	(0.08)	(0.33)	5.24	13.94	8	1.02	1.10	6.09	143
Year ended 10/31/22	6.17	0.27	(1.26)	(0.99)	—	(0.29)	(0.29)	4.89	(16.47)	7	1.05 (f)	1.05 (f)	4.87 (f)	137
Year ended 10/31/21	6.53	0.31	(0.40)	(0.09)	(0.06)	(0.21)	(0.27)	6.17	(1.54)	9	0.94	0.99	4.67	107
Class R6
Six months ended 04/30/26	5.46	0.18	(0.03)	0.15	(0.22)	—	(0.22)	5.39	2.73	10,811	0.86 (e)	1.04 (e)	6.64 (e)	49
Year ended 10/31/25	5.24	0.43	0.20	0.63	(0.26)	(0.15)	(0.41)	5.46	12.62	4,460	0.94	1.11	8.08	114
Year ended 10/31/24	5.23	0.35	0.01	0.36	(0.22)	(0.13)	(0.35)	5.24	6.90	3,300	0.97	1.07	6.45	99
Year ended 10/31/23	4.89	0.33	0.34	0.67	(0.25)	(0.08)	(0.33)	5.23	13.73	2,940	1.02	1.10	6.09	143
Year ended 10/31/22	6.17	0.27	(1.26)	(0.99)	—	(0.29)	(0.29)	4.89	(16.47)	2,586	1.05 (f)	1.05 (f)	4.87 (f)	137
Year ended 10/31/21	6.53	0.31	(0.40)	(0.09)	(0.06)	(0.21)	(0.27)	6.17	(1.50)	4,399	0.91	0.99	4.70	107

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively.

(e)	Annualized.
(f)	Ratios include interest, facilities and maintenance fees of 0.09% for the year ended October 31, 2022.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Emerging Markets Local Debt Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Emerging Markets Local Debt Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to commodity-linked derivatives primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
17
Invesco Emerging Markets Local Debt Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
18
Invesco Emerging Markets Local Debt Fund

J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Call Options Purchased and Written – The Fund may write call options to seek to manage risk exposures in the Fund’s investment portfolio or to earn premiums and/or buy call options for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period.  An uncovered call option exists without the ownership of the underlying security.  Options written by the Fund normally will have expiration dates between three and nine months from the date written.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities.  The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written.  If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.  If a written call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.  Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Options written. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities.  The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased.  Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.  A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
19
Invesco Emerging Markets Local Debt Fund

N.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts.  By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price.  In return for this right, the Fund pays an option premium.  The option’s underlying instrument may be a security, securities index, or a futures contract.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell.  If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses.  At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities.  The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised.  The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received.  Put options written are reported as a liability in the Statement of Assets and Liabilities.  Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Options written, respectively. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
20
Invesco Emerging Markets Local Debt Fund

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2026, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
P.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Q.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
R.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.700%
Next $500 million	0.650%
Next $4 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to
21
Invesco Emerging Markets Local Debt Fund

any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
Effective March 1, 2026, the Adviser has contractually agreed, through at least February 28, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.20%, 1.95%, 1.45%, 0.95%, 0.75% and 0.75%, respectively, of the Fund’s average daily net assets (the "expense limits"). Prior to March 1, 2026, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.20%, 1.95%, 1.45%, 0.95%, 0.95% and 0.95%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $39,670 and reimbursed class level expenses of $24,782, $2,167, $1,425, $62,462, $1 and $665 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $2,718 in front-end sales commissions from the sale of Class A shares and $0 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
22
Invesco Emerging Markets Local Debt Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$84,169,879	$—	$84,169,879
U.S. Dollar Denominated Bonds & Notes	—	117,982	—	117,982
Money Market Funds	13,581,931	—	—	13,581,931
Options Purchased	—	368,824	—	368,824
Total Investments in Securities	13,581,931	84,656,685	—	98,238,616
Other Investments - Assets*
Forward Foreign Currency Contracts	—	2,231,327	—	2,231,327
Swap Agreements	—	353,164	—	353,164
	—	2,584,491	—	2,584,491
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,152,267)	—	(2,152,267)
Options Written	—	(371,311)	—	(371,311)
Swap Agreements	—	(895,677)	—	(895,677)
	—	(3,419,255)	—	(3,419,255)
Total Other Investments	—	(834,764)	—	(834,764)
Total Investments	$13,581,931	$83,821,921	$—	$97,403,852

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on swap agreements — Centrally Cleared(a)	$—	$348,068	$348,068
Unrealized appreciation on forward foreign currency contracts outstanding	2,231,327	—	2,231,327
Unrealized appreciation on swap agreements — OTC	—	5,096	5,096
Options purchased, at value — OTC(b)	368,824	—	368,824
Total Derivative Assets	2,600,151	353,164	2,953,315
Derivatives not subject to master netting agreements	—	(348,068)	(348,068)
Total Derivative Assets subject to master netting agreements	$2,600,151	$5,096	$2,605,247
	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on swap agreements — Centrally Cleared(a)	$—	$(895,677)	$(895,677)
Unrealized depreciation on forward foreign currency contracts outstanding	(2,152,267)	—	(2,152,267)
Options written, at value — OTC	(371,311)	—	(371,311)
Total Derivative Liabilities	(2,523,578)	(895,677)	(3,419,255)
Derivatives not subject to master netting agreements	—	895,677	895,677
Total Derivative Liabilities subject to master netting agreements	$(2,523,578)	$—	$(2,523,578)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.
23
Invesco Emerging Markets Local Debt Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2026.
	Financial Derivative Assets				Financial Derivative Liabilities				Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Deutsche Bank AG	$703,921	$242,923	$—	$946,844	$(872,871)	$(169,594)	$(1,042,465)	$(95,621)	$—	$—	$(95,621)
Goldman Sachs International	511,425	—	—	511,425	(162,628)	—	(162,628)	348,797	(254,860)	—	93,937
HSBC Bank USA	−	—	—	—	(6,789)	—	(6,789)	(6,789)	—	—	(6,789)
J.P. Morgan Chase Bank, N.A.	350,682	111,259	—	461,941	(643,762)	(59,892)	(703,654)	(241,713)	—	241,713	—
Merrill Lynch International	409,420	12,358	—	421,778	(201,709)	(141,474)	(343,183)	78,595	—	—	78,595
Morgan Stanley and Co. International PLC	102,864	—	—	102,864	(111,022)	—	(111,022)	(8,158)	—	—	(8,158)
Standard Chartered Bank PLC	148,068	2,284	6,345	156,697	(152,159)	(351)	(152,510)	4,187	—	—	4,187
UBS AG	4,947	—	—	4,947	(1,327)	—	(1,327)	3,620	—	—	3,620
Total	$2,231,327	$368,824	$6,345	$2,606,496	$(2,152,267)	$(371,311)	$(2,523,578)	$82,918	$(254,860)	$241,713	$69,771
Effect of Derivative Investments for the six months ended April 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(318,194)	$-	$(318,194)
Options purchased(a)	889,852	-	889,852
Options written	132,953	13,500	146,453
Swap agreements	-	(159,365)	(159,365)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	446,977	-	446,977
Options purchased(a)	96,399	-	96,399
Options written	(192,901)	(5,884)	(198,785)
Swap agreements	-	(646,105)	(646,105)
Total	$1,055,086	$(797,854)	$257,232

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
on unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Foreign Currency Options Purchased	Foreign Currency Options Written	Swap Agreements
Average notional value	$166,692,169	$36,149,327	$53,099,190	$88,128,725

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
24
Invesco Emerging Markets Local Debt Fund

NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$7,312,502	$4,614,367	$11,926,869
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $48,779,427 and $42,121,510, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,869,311
Aggregate unrealized (depreciation) of investments	(7,538,233)
Net unrealized appreciation (depreciation) of investments	$(1,668,922)
Cost of investments for tax purposes is $99,072,774.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,002,261	$5,569,435	874,264	$4,652,072
Class C	34,978	194,851	68,434	360,039
Class R	36,340	201,378	49,185	256,534
Class Y	3,059,516	17,086,349	2,703,458	14,363,183
Class R6	1,312,090	7,238,628	363,831	1,896,610
Issued as reinvestment of dividends:
Class A	132,861	732,645	220,760	1,168,073
Class C	10,878	60,049	25,261	133,286
Class R	9,625	53,130	20,272	107,210
Class Y	396,905	2,190,239	668,404	3,539,136
Class R6	33,654	185,339	45,758	242,374
Automatic conversion of Class C shares to Class A shares:
Class A	38,457	213,508	135,249	708,249
Class C	(38,424)	(213,508)	(135,202)	(708,249)
Reacquired:
Class A	(739,822)	(4,092,249)	(975,614)	(5,122,563)
Class C	(38,199)	(211,012)	(175,497)	(925,163)
Class R	(76,839)	(429,194)	(65,897)	(344,055)
Class Y	(2,111,193)	(11,624,706)	(3,933,039)	(20,529,733)
Class R6	(156,416)	(855,823)	(222,755)	(1,177,607)
Net increase (decrease) in share activity	2,906,672	$16,299,059	(333,128)	$(1,380,604)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

25
Invesco Emerging Markets Local Debt Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
26
Invesco Emerging Markets Local Debt Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-EMLD-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Global Allocation Fund
Nasdaq:
A: QVGIX ■ C: QGRCX ■ R: QGRNX ■ Y: QGRYX ■ R5: GLALX ■ R6: QGRIX

2	Consolidated Schedule of Investments
6	Consolidated Financial Statements
9	Consolidated Financial Highlights
10	Notes to Consolidated Financial Statements
19	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments(a)
April 30, 2026
(Unaudited)

Shares		Value
Exchange-Traded Funds–84.28%
Invesco Emerging Markets Sovereign Debt ETF(b)	267,910	$5,752,028
Invesco High Yield Systematic Bond ETF(b)	1,076,000	24,053,980
Invesco International Developed Dynamic Multifactor ETF(b)(c)	5,640,300	187,645,449
Invesco MSCI USA ETF(b)	763,100	54,950,831
Invesco Russell 1000® Dynamic Multifactor ETF(b)(c)	3,250,410	214,039,499
Invesco Russell 2000® Dynamic Multifactor ETF(b)	1,424,500	70,816,311
Invesco S&P 500 Revenue ETF(b)(c)	452,360	56,038,356
Invesco Senior Loan ETF(b)	960,000	19,756,800
Invesco Total Return Bond ETF(b)	1,685,000	78,992,800
Invesco Variable Rate Investment Grade ETF(b)	2,768,135	69,355,622
iShares Core MSCI Emerging Markets ETF	924,573	72,569,734
iShares Fallen Angels USD Bond ETF	810,250	21,994,236
Total Exchange-Traded Funds (Cost $661,397,776)		875,965,646
Principal Amount
U.S. Treasury Securities–14.11%
U.S. Treasury Bills–0.03%
3.56% - 3.59%, 05/14/2026(d)	$339,000	338,562
U.S. Treasury Bonds–4.27%
4.50%, 05/15/2038(e)	44,275,000	44,331,208
U.S. Treasury Inflation — Indexed Bonds–9.81%
1.88%, 01/15/2036(f)	102,363,972	102,016,375
Total U.S. Treasury Securities (Cost $147,456,541)		146,686,145
Shares
Preferred Stocks–0.01%
Diversified Banks–0.00%
Socium Re Ltd., Series 2019-1, Pfd.(g)	9,884	12,139
Shares		Value
Diversified Support Services–0.01%
Viribus Re Ltd., Pfd.(g)	351,641	$42,963
Total Preferred Stocks (Cost $370,577)		55,102
Common Stocks & Other Equity Interests–0.00%
Diversified Banks–0.00%
Sberbank of Russia PJSC (Russia)(g)(h)	11,951	0
Health Care Services–0.00%
New Horizon Health Ltd. (China)(g)	77,000	1,967
Total Common Stocks & Other Equity Interests (Cost $330,053)		1,967
Money Market Funds–0.42%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(b)(i)	1,530,766	1,530,766
Invesco Treasury Portfolio, Institutional Class, 3.55%(b)(i)	2,842,850	2,842,850
Total Money Market Funds (Cost $4,373,616)		4,373,616
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.82% (Cost $813,928,563)		1,027,082,476
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.81%
Invesco Private Government Fund, 3.63%(b)(i)(j)	2,352,349	2,352,349
Invesco Private Prime Fund, 3.78%(b)(i)(j)	6,110,906	6,111,517
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,464,420)		8,463,866
TOTAL INVESTMENTS IN SECURITIES–99.63% (Cost $822,392,983)		1,035,546,342
OTHER ASSETS LESS LIABILITIES—0.37%		3,865,508
NET ASSETS–100.00%		$1,039,411,850
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
USD	– U.S. Dollar
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Global Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$8,391,530	$11,726,473	$(13,890,242)	$(1,066,192)	$590,459	$5,752,028	$412,656
Invesco High Yield Systematic Bond ETF	24,380,438	-	-	(326,458)	-	24,053,980	804,719
Invesco International Developed Dynamic Multifactor ETF	167,131,029	-	(4,973,700)	24,527,010	961,110	187,645,449	3,175,997
Invesco MSCI USA ETF	53,791,218	10,039,610	(11,372,910)	1,952,749	540,164	54,950,831	292,695
Invesco Russell 1000® Dynamic Multifactor ETF	219,755,619	-	(25,487,744)	5,312,376	14,459,248	214,039,499	1,044,203
Invesco Russell 2000® Dynamic Multifactor ETF	62,096,092	-	-	8,720,219	-	70,816,311	356,780
Invesco S&P 500 Revenue ETF	52,592,490	-	(2,017,532)	5,409,341	54,057	56,038,356	369,904
Invesco Senior Loan ETF	-	20,073,600	-	(316,800)	-	19,756,800	510,355
Invesco Total Return Bond ETF	-	80,222,850	-	(1,230,050)	-	78,992,800	1,524,133
Invesco Variable Rate Investment Grade ETF	-	70,029,000	(547,488)	(124,567)	(1,323)	69,355,622	1,316,795
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	60,509,940	(58,979,174)	-	-	1,530,766	24,144
Invesco Treasury Portfolio, Institutional Class	-	112,375,602	(109,532,752)	-	-	2,842,850	44,464
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	49,703	324,064,437	(321,761,791)	-	-	2,352,349	263,224*
Invesco Private Prime Fund	128,642	665,037,230	(659,045,672)	(554)	(8,129)	6,111,517	755,800*
Total	$588,316,761	$1,354,078,742	$(1,207,609,005)	$42,857,074	$16,595,586	$794,239,158	$10,895,869

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M.
(f)	Principal amount of security and interest payments are adjusted for inflation. See Note 1.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	Non-income producing security.
(i)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	432	June-2026	$156,465,000	$12,054,985	$12,054,985
MSCI Emerging Markets Index	172	June-2026	14,054,120	1,224,370	1,224,370
Subtotal				13,279,355	13,279,355
Interest Rate Risk
U.S. Treasury 10 Year Notes	404	June-2026	44,679,875	(208,955)	(208,955)
Subtotal—Long Futures Contracts				13,070,400	13,070,400
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Global Allocation Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CME E-mini Russell 1000 Value Index	512	June-2026	$(58,447,360)	$(4,148,403)	$(4,148,403)
E-Mini Russell 2000 Index	520	June-2026	(73,002,800)	(8,093,665)	(8,093,665)
Nikkei 225 Index	4	June-2026	(1,520,999)	(159,371)	(159,371)
S&P/TSX 60 Index	2	June-2026	(584,297)	(19,030)	(19,030)
SPI 200 Index	3	June-2026	(468,039)	1,092	1,092
STOXX Europe 600 Index	81	June-2026	(2,890,946)	(79,522)	(79,522)
Subtotal—Short Futures Contracts				(12,498,899)	(12,498,899)
Total Futures Contracts				$571,501	$571,501

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/17/2026	BNP Paribas S.A.	CHF	5,455,000	USD	7,071,850	$57,890
06/17/2026	BNP Paribas S.A.	PHP	298,920,000	USD	5,008,126	147,996
06/17/2026	BNP Paribas S.A.	USD	20,536,605	SGD	26,085,000	19,794
06/17/2026	Deutsche Bank AG	MXN	102,000,000	USD	5,866,356	48,259
06/17/2026	Deutsche Bank AG	USD	3,004,559	KRW	4,442,000,000	13,825
06/02/2026	Goldman Sachs International	USD	15,383,663	BRL	82,040,000	1,064,491
06/17/2026	Goldman Sachs International	PEN	1,620,000	USD	477,552	16,992
06/17/2026	Goldman Sachs International	USD	19,936,948	COP	76,266,800,000	821,063
06/17/2026	Goldman Sachs International	USD	258,408	HUF	88,770,000	26,953
06/17/2026	Goldman Sachs International	USD	2,403,706	ILS	7,280,000	66,532
06/17/2026	Goldman Sachs International	USD	50,137	PLN	185,000	896
06/17/2026	Goldman Sachs International	USD	27,149,458	TWD	866,275,000	226,469
06/17/2026	J.P. Morgan Chase Bank, N.A.	DKK	14,250,090	USD	2,245,704	2,164
06/17/2026	J.P. Morgan Chase Bank, N.A.	SEK	160,509,000	USD	17,493,188	69,199
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	2,218,871	DKK	14,250,000	24,655
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	61,352,173	EUR	52,784,000	720,514
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	35,766,470	JPY	5,630,565,000	323,190
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	20,103,155	NOK	194,035,000	830,175
06/17/2026	Merrill Lynch International	ZAR	104,770,000	USD	6,365,841	96,534
06/17/2026	Morgan Stanley and Co. International PLC	PLN	185,000	USD	51,105	72
06/17/2026	Standard Chartered Bank PLC	EUR	15,386,000	USD	18,098,872	5,314
06/17/2026	Standard Chartered Bank PLC	THB	168,050,000	USD	5,272,157	99,582
06/02/2026	UBS AG	USD	4,099,965	BRL	21,800,000	270,705
06/17/2026	UBS AG	NZD	32,545,000	USD	19,315,034	61,032
Subtotal—Appreciation						5,014,296
Currency Risk
06/18/2026	Barclays Bank PLC	USD	5,501,127	MYR	21,730,000	(20,026)
06/17/2026	BNP Paribas S.A.	GBP	4,705,000	USD	6,290,893	(110,941)
06/17/2026	BNP Paribas S.A.	KRW	27,165,480,000	USD	18,439,800	(19,421)
06/17/2026	Deutsche Bank AG	CHF	5,820,000	USD	7,436,655	(46,616)
06/17/2026	Deutsche Bank AG	MXN	250,335,000	USD	13,978,714	(300,437)
06/17/2026	Deutsche Bank AG	USD	23,894,934	INR	2,228,800,000	(533,807)
06/17/2026	Deutsche Bank AG	USD	4,969,576	PHP	298,920,000	(109,446)
06/17/2026	Goldman Sachs International	ZAR	217,165,000	USD	12,877,431	(117,453)
06/18/2026	Goldman Sachs International	USD	4,811,153	MYR	18,980,000	(23,703)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Global Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/17/2026	J.P. Morgan Chase Bank, N.A.	AUD	22,810,000	USD	16,105,414	$(303,419)
06/17/2026	J.P. Morgan Chase Bank, N.A.	CAD	5,290,000	USD	3,836,370	(65,734)
06/17/2026	J.P. Morgan Chase Bank, N.A.	COP	38,580,000,000	USD	10,473,876	(26,683)
06/17/2026	J.P. Morgan Chase Bank, N.A.	GBP	3,390,000	USD	4,563,237	(49,350)
06/17/2026	J.P. Morgan Chase Bank, N.A.	ILS	7,280,000	USD	2,351,174	(119,064)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	33,778,183	CAD	45,635,000	(116,077)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	3,496,831	HKD	27,220,000	(15,985)
06/02/2026	Merrill Lynch International	BRL	103,840,050	USD	20,442,327	(376,507)
06/17/2026	Merrill Lynch International	CLP	13,192,460,000	USD	14,313,803	(348,296)
06/17/2026	Merrill Lynch International	CNY	136,670,000	USD	19,885,058	(108,536)
06/17/2026	Merrill Lynch International	USD	14,845,841	CLP	13,192,460,000	(183,742)
06/17/2026	Merrill Lynch International	USD	20,124,217	CNY	136,670,000	(130,624)
06/17/2026	Merrill Lynch International	USD	3,562,341	HKD	27,815,000	(5,407)
06/17/2026	Merrill Lynch International	USD	19,544,398	IDR	332,489,300,000	(363,989)
06/17/2026	Morgan Stanley and Co. International PLC	CZK	408,440,000	USD	19,365,413	(303,480)
06/17/2026	Morgan Stanley and Co. International PLC	HUF	3,343,600,000	USD	10,399,353	(349,017)
06/17/2026	Morgan Stanley and Co. International PLC	USD	462,683	PEN	1,620,000	(2,122)
06/17/2026	Standard Chartered Bank PLC	USD	15,268,273	THB	488,600,000	(229,175)
Subtotal—Depreciation						(4,379,057)
Total Forward Foreign Currency Contracts						$635,239

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Global Allocation Fund

Consolidated Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $227,079,156)*	$241,307,184
Investments in affiliates, at value (Cost $595,313,827)	794,239,158
Other investments:
Variation margin receivable — futures contracts	154,451
Unrealized appreciation on forward foreign currency contracts outstanding	5,014,296
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	833,250
Cash collateral — OTC Derivatives	1,870,000
Cash	6,918,842
Foreign currencies, at value (Cost $1,186,310)	1,190,748
Receivable for:
Fund shares sold	70,119
Dividends	182,991
Interest	1,481,146
Investment for trustee deferred compensation and retirement plans	236,166
Other assets	42,120
Total assets	1,053,540,471
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	4,379,057
Payable for:
Fund shares reacquired	351,399
Collateral upon return of securities loaned	8,464,420
Accrued fees to affiliates	451,442
Accrued trustees’ and officers’ fees and benefits	1,941
Accrued other operating expenses	161,771
Trustee deferred compensation and retirement plans	318,591
Total liabilities	14,128,621
Net assets applicable to shares outstanding	$1,039,411,850
Net assets consist of:
Shares of beneficial interest	$797,271,119
Distributable earnings	242,140,731
$1,039,411,850
Net Assets:
Class A	$906,597,611
Class C	$30,179,847
Class R	$35,799,467
Class Y	$48,126,449
Class R5	$12,628
Class R6	$18,695,848
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	41,739,744
Class C	1,507,358
Class R	1,707,002
Class Y	2,208,186
Class R5	576
Class R6	854,578
Class A:
Net asset value per share	$21.72
Maximum offering price per share (Net asset value of $21.72 ÷ 94.50%)	$22.98
Class C:
Net asset value and offering price per share	$20.02
Class R:
Net asset value and offering price per share	$20.97
Class Y:
Net asset value and offering price per share	$21.79
Class R5:
Net asset value and offering price per share	$21.92
Class R6:
Net asset value and offering price per share	$21.88

*	At April 30, 2026, securities with an aggregate value of $8,325,823 were on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Global Allocation Fund

Consolidated Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Interest	$3,789,511
Dividends	1,846,989
Dividends from affiliates (includes net securities lending income of $313,444)	10,190,289
Total investment income	15,826,789
Expenses:
Advisory fees	3,968,309
Administrative services fees	72,136
Custodian fees	40,176
Distribution fees:
Class A	1,101,186
Class C	153,610
Class R	86,421
Transfer agent fees — A, C, R and Y	672,543
Transfer agent fees — R5	2
Transfer agent fees — R6	2,616
Trustees’ and officers’ fees and benefits	14,909
Registration and filing fees	48,882
Reports to shareholders	37,693
Professional services fees	74,090
Other	(54,682)
Total expenses	6,217,891
Less: Fees waived and/or expenses reimbursed	(1,177,422)
Net expenses	5,040,469
Net investment income	10,786,320
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $89)	4,149,449
Affiliated investment securities	16,595,586
Foreign currencies	(19,602)
Forward foreign currency contracts	3,738,740
Futures contracts	(6,763,014)
17,701,159
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	3,856,686
Affiliated investment securities	42,857,074
Foreign currencies	28,157
Forward foreign currency contracts	(558,486)
Futures contracts	240,734
46,424,165
Net realized and unrealized gain	64,125,324
Net increase in net assets resulting from operations	$74,911,644
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Global Allocation Fund

Consolidated Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$10,786,320	$13,361,271
Net realized gain	17,701,159	75,754,737
Change in net unrealized appreciation	46,424,165	27,081,600
Net increase in net assets resulting from operations	74,911,644	116,197,608
Distributions to shareholders from distributable earnings:
Class A	(56,352,119)	(8,064,698)
Class C	(1,925,872)	(101,344)
Class R	(2,186,730)	(243,498)
Class Y	(3,034,068)	(530,143)
Class R5	(845)	(138)
Class R6	(1,332,389)	(211,399)
Total distributions from distributable earnings	(64,832,023)	(9,151,220)
Share transactions–net:
Class A	7,059,910	(88,524,187)
Class C	(1,941,475)	(7,756,602)
Class R	590,999	(2,170,433)
Class Y	2,103,197	(7,088,426)
Class R6	325,165	(1,022,712)
Net increase (decrease) in net assets resulting from share transactions	8,137,796	(106,562,360)
Net increase in net assets	18,217,417	484,028
Net assets:
Beginning of period	1,021,194,433	1,020,710,405
End of period	$1,039,411,850	$1,021,194,433
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco Global Allocation Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Six months ended 04/30/26	$21.57	$0.22	$1.32	$1.54	$(0.18)	$(1.21)	$(1.39)	$21.72	7.60%	$906,598	0.99%(e)	1.22%(e)	2.14%(e)	45%
Year ended 10/31/25	19.40	0.27	2.08	2.35	(0.18)	—	(0.18)	21.57	12.19	890,579	1.09	1.26	1.34	49
Year ended 10/31/24	16.74	0.39	2.69	3.08	(0.42)	—	(0.42)	19.40	18.55	885,830	1.10	1.27	2.07	30
Year ended 10/31/23	16.79	0.32	0.57	0.89	(0.94)	—	(0.94)	16.74	5.30	831,967	1.11	1.27	1.84	77
Year ended 10/31/22	23.79	0.26	(4.25)	(3.99)	(0.47)	(2.54)	(3.01)	16.79	(19.06)	862,663	1.15	1.23	1.36	151
Year ended 10/31/21	18.75	0.22	4.82	5.04	—	—	—	23.79	26.88	1,173,186	1.15	1.25	1.01	51
Class C
Six months ended 04/30/26	19.90	0.14	1.21	1.35	(0.02)	(1.21)	(1.23)	20.02	7.21	30,180	1.74 (e)	1.97 (e)	1.39 (e)	45
Year ended 10/31/25	17.92	0.11	1.92	2.03	(0.05)	—	(0.05)	19.90	11.36	31,909	1.84	2.01	0.59	49
Year ended 10/31/24	15.47	0.23	2.48	2.71	(0.26)	—	(0.26)	17.92	17.62	36,226	1.85	2.02	1.32	30
Year ended 10/31/23	15.56	0.17	0.54	0.71	(0.80)	—	(0.80)	15.47	4.51	40,307	1.86	2.02	1.09	77
Year ended 10/31/22	22.23	0.11	(3.95)	(3.84)	(0.29)	(2.54)	(2.83)	15.56	(19.63)	49,615	1.90	1.98	0.61	151
Year ended 10/31/21	17.66	0.05	4.52	4.57	—	—	—	22.23	25.88	72,605	1.90	2.00	0.26	51
Class R
Six months ended 04/30/26	20.84	0.19	1.28	1.47	(0.13)	(1.21)	(1.34)	20.97	7.49	35,799	1.24 (e)	1.47 (e)	1.89 (e)	45
Year ended 10/31/25	18.76	0.21	2.01	2.22	(0.14)	—	(0.14)	20.84	11.88	34,875	1.34	1.51	1.09	49
Year ended 10/31/24	16.20	0.33	2.59	2.92	(0.36)	—	(0.36)	18.76	18.20	33,485	1.35	1.52	1.82	30
Year ended 10/31/23	16.27	0.27	0.56	0.83	(0.90)	—	(0.90)	16.20	5.05	31,487	1.36	1.52	1.59	77
Year ended 10/31/22	23.13	0.20	(4.11)	(3.91)	(0.41)	(2.54)	(2.95)	16.27	(19.22)	31,034	1.40	1.48	1.11	151
Year ended 10/31/21	18.28	0.16	4.69	4.85	—	—	—	23.13	26.53	39,793	1.40	1.50	0.76	51
Class Y
Six months ended 04/30/26	21.66	0.25	1.32	1.57	(0.23)	(1.21)	(1.44)	21.79	7.75	48,126	0.74 (e)	0.97 (e)	2.39 (e)	45
Year ended 10/31/25	19.47	0.32	2.09	2.41	(0.22)	—	(0.22)	21.66	12.49	45,585	0.84	1.01	1.59	49
Year ended 10/31/24	16.81	0.44	2.69	3.13	(0.47)	—	(0.47)	19.47	18.82	47,788	0.85	1.02	2.32	30
Year ended 10/31/23	16.87	0.36	0.57	0.93	(0.99)	—	(0.99)	16.81	5.52	47,784	0.86	1.02	2.09	77
Year ended 10/31/22	23.89	0.31	(4.26)	(3.95)	(0.53)	(2.54)	(3.07)	16.87	(18.84)	49,841	0.90	0.98	1.61	151
Year ended 10/31/21	18.78	0.28	4.83	5.11	—	—	—	23.89	27.21	72,519	0.90	1.00	1.26	51
Class R5
Six months ended 04/30/26	21.79	0.26	1.34	1.60	(0.26)	(1.21)	(1.47)	21.92	7.82	13	0.63 (e)	0.86 (e)	2.50 (e)	45
Year ended 10/31/25	19.58	0.35	2.10	2.45	(0.24)	—	(0.24)	21.79	12.63	13	0.73	0.89	1.70	49
Year ended 10/31/24	16.90	0.46	2.72	3.18	(0.50)	—	(0.50)	19.58	19.00	11	0.74	0.90	2.43	30
Year ended 10/31/23	16.96	0.39	0.57	0.96	(1.02)	—	(1.02)	16.90	5.64	10	0.74	0.89	2.21	77
Year ended 10/31/22	24.02	0.33	(4.29)	(3.96)	(0.56)	(2.54)	(3.10)	16.96	(18.77)	11	0.78	0.86	1.73	151
Year ended 10/31/21	18.85	0.32	4.85	5.17	—	—	—	24.02	27.43	15	0.76	0.86	1.40	51
Class R6
Six months ended 04/30/26	21.75	0.26	1.34	1.60	(0.26)	(1.21)	(1.47)	21.88	7.84	18,696	0.63 (e)	0.86 (e)	2.50 (e)	45
Year ended 10/31/25	19.55	0.34	2.10	2.44	(0.24)	—	(0.24)	21.75	12.59	18,234	0.73	0.89	1.70	49
Year ended 10/31/24	16.89	0.46	2.70	3.16	(0.50)	—	(0.50)	19.55	18.90	17,370	0.74	0.90	2.43	30
Year ended 10/31/23	16.93	0.38	0.60	0.98	(1.02)	—	(1.02)	16.89	5.77	13,573	0.74	0.89	2.21	77
Year ended 10/31/22	23.98	0.33	(4.28)	(3.95)	(0.56)	(2.54)	(3.10)	16.93	(18.77)	36,473	0.78	0.86	1.73	151
Year ended 10/31/21	18.83	0.31	4.84	5.15	—	—	—	23.98	27.35	45,281	0.76	0.86	1.40	51

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Does not include estimated acquired fund fees from underlying funds of 0.16%, 0.16%, 0.18%, 0.20%, 0.15% and 0.17% for the six months ended April 30, 2026 and for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco Global Allocation Fund

Notes to Consolidated Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Global Allocation Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to commodity-linked derivatives primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
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Invesco Global Allocation Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s consolidated financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s
11
Invesco Global Allocation Fund

servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser $17,825 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Consolidated Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity, and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant
12
Invesco Global Allocation Fund

(broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
N.
Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to
13
Invesco Global Allocation Fund

terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2026, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
O.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
P.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $1 billion	0.800%
Next $2 billion	0.760%
Next $1 billion	0.710%
Next $1 billion	0.660%
Next $1 billion	0.600%
Next $1 billion	0.550%
Next $2 billion	0.500%
Over $9 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.78%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in
14
Invesco Global Allocation Fund

the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $1,177,422.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2026, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $27,332 in front-end sales commissions from the sale of Class A shares and $0 and $253 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
15
Invesco Global Allocation Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$875,965,646	$—	$—	$875,965,646
U.S. Treasury Securities	—	146,686,145	—	146,686,145
Preferred Stocks	—	—	55,102	55,102
Common Stocks & Other Equity Interests	—	—	1,967	1,967
Money Market Funds	4,373,616	8,463,866	—	12,837,482
Total Investments in Securities	880,339,262	155,150,011	57,069	1,035,546,342
Other Investments - Assets*
Futures Contracts	13,280,447	—	—	13,280,447
Forward Foreign Currency Contracts	—	5,014,296	—	5,014,296
	13,280,447	5,014,296	—	18,294,743
Other Investments - Liabilities*
Futures Contracts	(12,708,946)	—	—	(12,708,946)
Forward Foreign Currency Contracts	—	(4,379,057)	—	(4,379,057)
	(12,708,946)	(4,379,057)	—	(17,088,003)
Total Other Investments	571,501	635,239	—	1,206,740
Total Investments	$880,910,763	$155,785,250	$57,069	$1,036,753,082

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
	Value
Derivative Assets	Currency Risk	Equity Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$13,280,447	$13,280,447
Unrealized appreciation on forward foreign currency contracts outstanding	5,014,296	—	5,014,296
Total Derivative Assets	5,014,296	13,280,447	18,294,743
Derivatives not subject to master netting agreements	—	(13,280,447)	(13,280,447)
Total Derivative Assets subject to master netting agreements	$5,014,296	$—	$5,014,296

Value
Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(12,499,991)	$(208,955)	$(12,708,946)
Unrealized depreciation on forward foreign currency contracts outstanding	(4,379,057)	—	—	(4,379,057)
Total Derivative Liabilities	(4,379,057)	(12,499,991)	(208,955)	(17,088,003)
Derivatives not subject to master netting agreements	—	12,499,991	208,955	12,708,946
Total Derivative Liabilities subject to master netting agreements	$(4,379,057)	$—	$—	$(4,379,057)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
16
Invesco Global Allocation Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$−	$(20,026)	$(20,026)	$—	$—	$(20,026)
BNP Paribas S.A.	225,680	(130,362)	95,318	—	—	95,318
Deutsche Bank AG	62,084	(990,306)	(928,222)	—	—	(928,222)
Goldman Sachs International	2,223,396	(141,156)	2,082,240	—	—	2,082,240
J.P. Morgan Chase Bank, N.A.	1,969,897	(696,312)	1,273,585	—	—	1,273,585
Merrill Lynch International	96,534	(1,517,101)	(1,420,567)	—	—	(1,420,567)
Morgan Stanley and Co. International PLC	72	(654,619)	(654,547)	—	—	(654,547)
Standard Chartered Bank PLC	104,896	(229,175)	(124,279)	—	—	(124,279)
UBS AG	331,737	−	331,737	—	—	331,737
Total	$5,014,296	$(4,379,057)	$635,239	$—	$—	$635,239
Effect of Derivative Investments for the six months ended April 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$3,738,740	$-	$-	$3,738,740
Futures contracts	-	(8,388,470)	1,625,456	(6,763,014)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(558,486)	-	-	(558,486)
Futures contracts	-	628,589	(387,855)	240,734
Total	$3,180,254	$(7,759,881)	$1,237,601	$(3,342,026)
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$455,389,581	$370,221,442

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
17
Invesco Global Allocation Fund

The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $227,592,333 and $77,899,021, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$238,273,004
Aggregate unrealized (depreciation) of investments	(24,070,763)
Net unrealized appreciation of investments	$214,202,241
Cost of investments for tax purposes is $822,550,841.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	659,201	$13,909,686	1,214,120	$24,472,095
Class C	104,231	2,022,606	192,786	3,579,312
Class R	77,840	1,592,324	201,348	3,924,862
Class Y	142,578	3,024,136	407,648	8,206,031
Class R6	144,922	3,127,440	236,131	4,769,419
Issued as reinvestment of dividends:
Class A	2,619,789	53,129,313	384,686	7,605,297
Class C	100,636	1,885,925	5,412	99,358
Class R	110,316	2,162,187	12,643	242,113
Class Y	117,596	2,390,720	21,396	423,863
Class R6	62,861	1,282,366	10,252	203,810
Automatic conversion of Class C shares to Class A shares:
Class A	164,082	3,460,480	274,352	5,500,352
Class C	(177,747)	(3,460,480)	(296,325)	(5,500,352)
Reacquired:
Class A	(2,997,574)	(63,439,569)	(6,251,788)	(126,101,931)
Class C	(123,162)	(2,389,526)	(320,063)	(5,934,920)
Class R	(154,281)	(3,163,512)	(325,934)	(6,337,408)
Class Y	(156,143)	(3,311,659)	(778,816)	(15,718,320)
Class R6	(191,433)	(4,084,641)	(296,647)	(5,995,941)
Net increase (decrease) in share activity	503,712	$8,137,796	(5,308,799)	$(106,562,360)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18
Invesco Global Allocation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
19
Invesco Global Allocation Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-GLAL-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Global Strategic Income Fund
Nasdaq:
A: OPSIX ■ C: OSICX ■ R: OSINX ■ Y: OSIYX ■ R5: GLSSX ■ R6: OSIIX

2	Consolidated Schedule of Investments
30	Consolidated Financial Statements
33	Consolidated Financial Highlights
34	Notes to Consolidated Financial Statements
45	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
April 30, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–27.62%
Argentina–0.75%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(a)	$3,265,920	$2,817,019
3.50%, 07/09/2041(a)	5,400,000	3,734,100
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(b)	1,800,000	1,856,250
YPF S.A.,
6.95%, 07/21/2027(b)	800,000	804,727
8.75%, 09/11/2031(b)	3,276,000	3,480,586
		12,692,682
Belgium–0.25%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(b)	4,200,000	4,163,857
Brazil–0.96%
Arcos Dorados B.V., 6.38%, 01/29/2032(b)(c)	3,145,000	3,295,960
Minerva (Luxembourg) S.A., 8.88%, 09/13/2033(b)	1,800,000	1,920,794
Petrobras Global Finance B.V.,
6.50%, 07/03/2033(c)	1,800,000	1,870,875
6.25%, 01/10/2036	1,875,000	1,875,188
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)	4,745,000	4,723,736
Vale Overseas Ltd., 6.00%, 02/25/2056(b)(d)	2,520,000	2,532,348
		16,218,901
Canada–1.71%
Bell Canada, 6.88%, 09/15/2055(d)	2,369,000	2,431,826
Brookfield Infrastructure Finance ULC, 6.75% (5 yr. U.S. Treasury Yield Curve Rate + 2.45%), 03/15/2055(c)(e)	1,112,000	1,127,077
Constellation Software, Inc., 5.16%, 02/16/2029(b)(c)	1,247,000	1,251,810
Element Fleet Management Corp., 6.32%, 12/04/2028(b)(c)	3,671,000	3,827,972
Enbridge, Inc., 7.38% (5 yr. U.S. Treasury Yield Curve Rate + 3.71%), 01/15/2083(c)(e)	7,381,000	7,565,983
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(b)	294,000	301,916
Rogers Communications, Inc., 7.00%, 04/15/2055(c)(d)	2,190,000	2,236,559
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/2055(d)	3,819,000	3,988,006
TELUS Corp., 6.38%, 06/09/2056(c)(d)	2,178,000	2,179,065
Principal Amount		Value
Canada–(continued)
Transcanada Trust, Series 16-A, 5.88% (3 mo. USD LIBOR + 4.64%), 08/15/2076(e)	$3,609,000	$3,625,388
Wrangler Holdco Corp., 6.63%, 04/01/2032(b)	219,000	226,097
		28,761,699
Cayman Islands–0.06%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(b)	943,000	957,674
Chile–0.65%
Banco de Credito e Inversiones S.A., 8.75% (5 yr. U.S. Treasury Yield Curve Rate + 4.94%)(b)(e)(f)	1,725,000	1,853,651
Banco del Estado de Chile, 7.95% (5 yr. U.S. Treasury Yield Curve Rate + 3.23%)(b)(e)(f)	1,003,000	1,064,434
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(b)	1,461,370	1,494,981
DB Terra Chile HoldCo S.p.A., 7.95%, 04/20/2031(b)	200,000	199,250
Sociedad Quimica y Minera de Chile S.A.,
5.50%, 09/10/2034(b)	4,885,000	4,925,301
5.63% (5 yr. U.S. Treasury Yield Curve Rate + 1.92%), 04/22/2056(b)(e)	1,400,000	1,392,370
		10,929,987
China–0.10%
Prosus N.V., 3.68%, 01/21/2030(b)	1,800,000	1,730,572
Colombia–0.41%
Ecopetrol S.A.,
8.63%, 01/19/2029	4,600,000	4,882,730
7.75%, 02/01/2032	1,930,000	1,979,099
		6,861,829
Dominican Republic–0.24%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(b)	2,055,000	2,134,631
Dominican Republic International Bond,
4.50%, 01/30/2030(b)	720,000	694,260
4.88%, 09/23/2032(b)	1,200,000	1,135,140
		3,964,031
Egypt–0.15%
Egypt Government International Bond, 8.63%, 02/04/2030(b)	2,415,000	2,555,839
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
France–0.26%
Electricite de France S.A., 9.13%(b)(c)(d)(f)	$2,334,000	$2,722,473
Forvia SE, 8.00%, 06/15/2030(b)(c)	328,000	345,152
Iliad Holding S.A.S.,
7.00%, 10/15/2028(b)	143,000	144,080
8.50%, 04/15/2031(b)	748,000	794,052
7.00%, 04/15/2032(b)	82,000	83,353
Opal Bidco SAS, 6.50%, 03/31/2032(b)(c)	298,000	303,566
		4,392,676
Germany–0.27%
Bayer US Finance LLC, 6.13%, 11/21/2026(b)	4,573,000	4,608,181
Greece–0.02%
Danaos Corp., 6.88%, 10/15/2032(b)	327,000	336,116
Guatemala–0.09%
Energuate Trust 2.0, 6.35%, 09/15/2035(b)	1,440,000	1,445,255
Hong Kong–0.02%
Melco Resorts Finance Ltd., 6.50%, 09/24/2033(b)	306,000	302,984
India–0.92%
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027(b)	4,650,000	4,593,269
Muthoot Finance Ltd.,
7.13%, 02/14/2028(b)	3,650,000	3,713,418
6.38%, 04/23/2029(b)	7,200,000	7,250,326
		15,557,013
Ireland–0.17%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% (5 yr. U.S. Treasury Yield Curve Rate + 2.72%), 03/10/2055(e)	316,000	327,362
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	1,677,083	1,628,104
GGAM Finance Ltd., 5.88%, 03/15/2030(b)	489,000	493,826
TrueNoord Capital DAC, 8.75%, 03/01/2030(b)	479,000	488,785
		2,938,077
Israel–0.02%
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/01/2046	433,000	333,954
Italy–0.07%
FiberCop S.p.A.,
6.00%, 09/30/2034(b)	523,000	502,841
7.20%, 07/18/2036(b)	306,000	306,000
Telecom Italia Capital S.A., 6.38%, 11/15/2033(c)	303,000	318,305
		1,127,146
Principal Amount		Value
Japan–0.24%
Kioxia Holdings Corp., 6.63%, 07/24/2033(b)	$306,000	$320,156
RLGH Finance Bermuda Ltd., 6.75%, 07/02/2035(b)	3,600,000	3,716,738
		4,036,894
Luxembourg–0.33%
Delphos Securities S.a.r.l.,
11.00%, 04/29/2056(b)	5,475,000	5,201,250
0.00%(b)(f)(g)	274,000	274,000
		5,475,250
Macau–0.52%
MGM China Holdings Ltd.,
5.88%, 05/15/2026(b)(c)	4,250,000	4,246,295
4.75%, 02/01/2027(b)	2,960,000	2,946,926
Studio City Finance Ltd., 5.00%, 01/15/2029(b)(c)	376,000	358,678
Wynn Macau Ltd., 6.75%, 02/15/2034(b)(c)	1,260,000	1,263,867
		8,815,766
Mexico–0.96%
Banco Mercantil del Norte S.A., 8.38% (10 yr. U.S. Treasury Yield Curve Rate + 7.76%)(b)(e)(f)	1,850,000	1,968,687
BBVA Mexico S.A., 7.63% (5 yr. U.S. Treasury Yield Curve Rate + 3.38%), 02/11/2035(b)(e)	4,320,000	4,510,944
CEMEX S.A.B. de C.V., 5.13% (5 yr. U.S. Treasury Yield Curve Rate + 4.53%)(b)(e)(f)	2,487,000	2,484,295
Petroleos Mexicanos,
8.75%, 06/02/2029	6,400,000	6,855,552
5.95%, 01/28/2031	189,000	185,022
6.63%, 06/15/2035	158,000	152,592
		16,157,092
Netherlands–0.42%
ING Groep N.V., 5.75% (5 yr. U.S. Treasury Yield Curve Rate + 4.34%)(e)(f)	7,000,000	7,021,581
Panama–0.10%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	1,750,000	1,683,404
Peru–0.20%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(b)	1,990,000	2,045,083
Orazul Energy Peru S.A., 6.25%, 09/17/2032(b)	1,359,000	1,373,237
		3,418,320
Serbia–0.11%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(b)	1,877,000	1,886,641
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
Spain–0.22%
Repsol E&P Capital Markets US LLC,
4.81%, 09/16/2028(b)	$1,371,000	$1,375,981
5.20%, 09/16/2030(b)(c)	1,392,000	1,409,819
5.98%, 09/16/2035(b)	900,000	918,708
		3,704,508
Switzerland–0.76%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63% (3 mo. USD LIBOR + 3.78%), 08/15/2052(b)(e)	460,000	462,913
Credit Suisse Group AG, 6.25%(b)(f)(h)(i)	7,385,000	2,102,879
UBS Group AG, 7.00%(b)(f)	3,750,000	3,836,343
Zurich Finance Ireland Designated Activity Co., 3.00% (5 yr. U.S. Treasury Yield Curve Rate + 2.78%), 04/19/2051(b)(e)	7,200,000	6,485,430
		12,887,565
Turkey–0.11%
Akbank Turk A.S., 7.88%, 09/04/2035(b)(d)	1,800,000	1,823,549
United Kingdom–2.66%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/2033(b)	200,000	201,236
Aberdeen Group PLC, 4.25%, 06/30/2028(b)	1,825,000	1,786,566
B.A.T. Capital Corp., 6.00%, 02/20/2034	2,730,000	2,889,316
Barclays Bank PLC, 6.28% (3 mo. USD LIBOR + 1.55%)(e)(f)	9,030,000	9,400,681
Beazley Insurance DAC, 5.50%, 09/10/2029(b)	2,880,000	2,907,771
British Telecommunications PLC, 4.25%, 11/23/2081(b)(d)	10,850,000	10,762,400
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(b)	477,000	474,358
Hiscox Ltd., 7.00% (SOFR + 3.03%), 06/11/2036(b)(e)	1,800,000	1,894,904
Lancashire Holdings Ltd., 5.63% (5 yr. U.S. Treasury Yield Curve Rate + 5.08%), 09/18/2041(b)(e)	3,700,000	3,631,087
Lloyds Banking Group PLC, 6.75% (5 yr. U.S. Treasury Yield Curve Rate + 4.82%)(e)(f)	7,700,000	7,730,733
M&G PLC, 6.50% (5 yr. U.S. Treasury Yield Curve Rate + 4.41%), 10/20/2048(b)(e)	925,000	949,066
Vodafone Group PLC, 4.13%, 06/04/2081(d)	688,000	643,263
Weir Group, Inc., 5.35%, 05/06/2030(b)	1,568,000	1,591,935
		44,863,316
Principal Amount		Value
United States–13.79%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	$316,000	$326,568
Advance Auto Parts, Inc., 7.00%, 08/01/2030(b)(c)	647,000	667,760
AECOM, 6.00%, 08/01/2033(b)	312,000	314,784
AES Corp. (The), 7.60%, 01/15/2055(d)	5,140,000	5,239,130
Aircastle Ltd., 5.25% (5 yr. U.S. Treasury Yield Curve Rate + 4.41%)(b)(e)(f)	333,000	334,286
Allison Transmission, Inc.,
3.75%, 01/30/2031(b)	698,000	656,184
5.88%, 12/01/2033(b)	164,000	165,939
American Airlines Pass-Through Trust, Series B, 5.75%, 05/10/2035	155,000	155,485
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	501,000	501,706
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)(c)	435,000	424,974
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(b)	171,000	169,409
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	159,000	170,990
Ares Capital Corp., 5.88%, 03/01/2029	4,550,000	4,596,854
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	479,000	500,650
8.38%, 02/01/2034(b)	160,000	157,986
Bath & Body Works, Inc., 6.88%, 11/01/2035	329,000	324,893
Beignet Investor LLC, 6.58%, 05/30/2049(b)	317,000	327,664
Berry Global, Inc., 5.65%, 01/15/2034(c)	2,019,000	2,070,435
BP Capital Markets PLC, 4.88%(c)(e)(f)	1,315,000	1,304,556
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(c)(d)	153,000	160,523
Brink’s Co. (The), 6.75%, 06/15/2032(b)(c)	613,000	629,360
Bristow Group, Inc., 6.75%, 02/01/2033(b)	335,000	341,083
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)(c)	320,000	325,446
Carriage Services, Inc., 4.25%, 05/15/2029(b)	521,000	504,749
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(j)	292,590	323,861
Caturus Energy LLC,
8.50%, 02/15/2030(b)	466,000	487,461
7.13%, 05/15/2031(b)	180,000	180,721
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 03/01/2030(b)	$3,710,000	$3,518,729
4.50%, 08/15/2030(b)(c)	3,710,000	3,462,525
4.75%, 02/01/2032(b)(c)	457,000	409,541
4.50%, 05/01/2032	776,000	681,924
4.50%, 06/01/2033(b)(c)	390,000	335,443
7.38%, 02/01/2036(b)	163,000	159,949
Celanese US Holdings LLC, 7.20%, 11/15/2033	212,000	229,338
Centene Corp., 2.50%, 03/01/2031	385,000	335,727
CenterPoint Energy, Inc., 6.70% (5 yr. U.S. Treasury Yield Curve Rate + 2.59%), 05/15/2055(e)	7,200,000	7,348,975
Charles Schwab Corp. (The), 6.20% (SOFR + 1.88%), 11/17/2029(e)	3,963,000	4,133,874
Cheniere Energy, Inc., 5.65%, 04/15/2034	2,036,000	2,098,072
Cipher Compute LLC, 7.13%, 11/15/2030(b)	323,000	335,196
Citigroup, Inc., 6.63%(d)(f)	341,000	345,381
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	487,000	503,368
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(c)	193,000	175,225
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)(c)	342,000	342,214
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	179,000	175,906
8.25%, 06/30/2032(b)	333,000	316,597
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/2030(b)	162,000	147,082
6.75%, 04/15/2032(b)	332,000	312,627
CMS Energy Corp., 6.50% (5 yr. U.S. Treasury Yield Curve Rate + 1.96%), 06/01/2055(c)(e)	6,859,000	7,030,859
Coeur Mining, Inc., 6.88%, 04/01/2032(b)	731,000	753,906
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	173,000	163,443
4.75%, 02/15/2031(b)	181,000	169,469
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	309,000	309,044
Core Scientific Finance I LLC, 7.75%, 05/15/2031(b)	505,000	504,005
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	161,000	163,143
9.00%, 02/01/2031(b)	129,000	128,343
9.75%, 10/01/2031(b)	207,000	208,360
Conv., 1.75%, 10/01/2032(b)	106,000	127,412
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	300,000	315,649
Cousins Properties L.P., 5.25%, 07/15/2030	4,045,000	4,108,842
Principal Amount		Value
United States–(continued)
CVR Energy, Inc.,
7.50%, 02/15/2031(b)	$164,000	$166,169
7.88%, 02/15/2034(b)	332,000	333,217
CVS Health Corp., 6.75%, 12/10/2054(c)(d)	1,090,000	1,129,802
DaVita, Inc.,
6.88%, 09/01/2032(b)	145,000	149,761
6.75%, 07/15/2033(b)	155,000	159,910
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	7,515,000	7,934,193
Directv Financing LLC, 8.88%, 02/01/2030(b)	333,000	339,567
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	160,000	166,598
Discovery Communications LLC, 4.13%, 05/15/2029	340,000	331,731
Discovery Global Holdings, Inc.,
4.28%, 03/15/2032	107,000	97,047
5.05%, 03/15/2042	223,000	159,675
5.14%, 03/15/2052	99,000	65,216
Diversified Healthcare Trust, 4.38%, 03/01/2031	370,000	332,988
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)(c)	297,000	314,961
Energy Transfer L.P.,
8.00%, 05/15/2054(d)	2,105,000	2,232,430
7.13%, 10/01/2054(d)	10,852,000	11,148,064
EnerSys,
4.38%, 12/15/2027(b)	308,000	304,244
6.63%, 01/15/2032(b)	146,000	150,429
Enpro, Inc., 6.13%, 06/01/2033(b)	609,000	622,163
Entergy Corp., 7.13%, 12/01/2054(d)	5,559,000	5,726,398
ESAB Corp.,
6.25%, 04/15/2029(b)	387,000	392,595
5.63%, 04/01/2031(b)	271,000	274,173
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	295,000	313,318
EZCORP, Inc., 7.38%, 04/01/2032(b)	933,000	988,663
Fedex Freight Holding Co., Inc.,
4.65%, 03/15/2031(b)	1,105,000	1,089,725
5.25%, 03/15/2036(b)(c)	512,000	498,612
FirstCash, Inc.,
6.88%, 03/01/2032(b)	188,000	192,913
6.13%, 05/01/2034(b)	139,000	138,787
Flash Compute LLC, 7.25%, 12/31/2030(b)	165,000	168,518
FMC Corp.,
3.45%, 10/01/2029	76,000	68,820
5.65%, 05/18/2033	76,000	67,233
6.38%, 05/18/2053	45,000	33,979
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	153,000	155,212
Freeport-McMoRan, Inc., 4.63%, 08/01/2030	6,660,000	6,644,418
FS KKR Capital Corp., 6.13%, 01/15/2030	141,000	136,705
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
General Motors Co., 6.80%, 10/01/2027	$8,383,000	$8,616,364
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	224,000	234,955
8.00%, 05/15/2033	218,000	229,601
6.75%, 03/15/2034	209,000	210,596
Getty Images, Inc., 10.50%, 11/15/2030(b)	110,000	97,605
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(b)	270,000	265,931
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	314,000	321,971
Gray Media, Inc., 9.63%, 07/15/2032(b)	88,000	89,529
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	120,000	125,075
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	705,000	686,751
6.38%, 01/15/2030(b)	300,000	305,045
HA Sustainable Infrastructure Capital, Inc.,
8.00% (5 yr. U.S. Treasury Yield Curve Rate + 4.30%), 06/01/2056(c)(e)	321,000	340,854
7.13% (5 yr. U.S. Treasury Yield Curve Rate + 3.48%), 11/15/2056(e)	165,000	166,621
Hertz Corp. (The), 12.63%, 07/15/2029(b)	63,000	59,433
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 02/01/2031(b)	409,000	404,437
8.38%, 11/01/2033(b)	397,000	424,707
6.88%, 05/15/2034(b)	70,000	70,390
7.25%, 02/15/2035(b)	98,000	100,008
Hyundai Capital America, 4.90%, 06/23/2028(b)	7,133,000	7,172,046
Infinity Natural Resources LLC, 7.63%, 04/01/2031(b)	335,000	340,843
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	320,000	309,153
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)	198,000	202,463
4.50%, 02/15/2031(b)	336,000	323,069
J.M. Smucker Co. (The), 5.90%, 11/15/2028	3,489,000	3,611,434
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)	255,000	247,809
6.13%, 11/01/2032(b)	317,000	318,847
6.75%, 05/01/2033(b)	297,000	305,272
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 7.13%, 04/30/2033(b)	127,000	128,632
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	1,661,000	1,654,695
Lamar Media Corp., 4.88%, 01/15/2029	1,890,000	1,879,222
Principal Amount		Value
United States–(continued)
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	$288,000	$301,846
Level 3 Financing, Inc.,
7.00%, 03/31/2034(b)	329,167	341,633
8.50%, 01/15/2036(b)	305,000	327,038
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	177,000	176,154
4.38%, 01/15/2031(b)(c)	332,000	315,492
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)(c)	519,000	499,436
Mars, Inc., 4.80%, 03/01/2030(b)	1,214,000	1,226,528
Mattel, Inc., 6.20%, 10/01/2040	1,807,000	1,793,055
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	503,000	503,119
Michaels Cos., Inc. (The), 8.50%, 03/15/2033(b)	342,000	338,007
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	100,000	99,953
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	113,000	117,471
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	546,000	541,905
7.13%, 02/01/2032(b)	294,000	291,060
Navient Corp.,
4.88%, 03/15/2028	63,000	61,461
9.38%, 07/25/2030	104,000	107,993
7.88%, 06/15/2032	362,000	348,908
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	318,000	316,665
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	305,000	302,602
Newell Brands, Inc.,
6.63%, 09/15/2029(c)	147,000	146,999
6.38%, 05/15/2030(c)	188,000	184,245
Nexstar Media, Inc.,
6.50%, 09/15/2033(b)	166,000	167,385
7.25%, 04/15/2034(b)	100,000	100,711
NextEra Energy Capital Holdings, Inc., 6.75% (5 yr. U.S. Treasury Yield Curve Rate + 2.46%), 06/15/2054(c)(e)	4,614,000	4,833,876
Oak-Eagle AcquireCo, Inc.,
7.25%, 07/01/2033(b)	153,000	157,723
8.75%, 07/01/2034(b)	330,000	343,608
OneMain Finance Corp.,
6.63%, 05/15/2029	282,000	287,213
4.00%, 09/15/2030	76,000	69,953
7.13%, 11/15/2031	142,000	144,082
6.75%, 03/15/2032	267,000	267,257
7.13%, 09/15/2032	191,000	193,924
ONEOK, Inc.,
5.55%, 11/01/2026	2,947,000	2,962,478
6.63%, 09/01/2053	3,698,000	3,811,619
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 7.88%, 05/15/2034(b)	$200,000	$214,519
Osaic Holdings, Inc., 6.75%, 08/01/2032(b)	311,000	316,041
PacifiCorp., 7.13%, 08/15/2056(d)	5,984,000	5,966,691
Paramount Global,
5.50%, 05/15/2033	145,000	131,470
6.88%, 04/30/2036(c)	372,000	346,267
5.85%, 09/01/2043	225,000	165,305
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	158,000	151,060
Penske Truck Leasing Co. L.P./PTL Finance Corp., 6.05%, 08/01/2028(b)	7,383,000	7,596,914
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032(b)	319,000	323,260
Phinia, Inc., 6.63%, 10/15/2032(b)	321,000	329,131
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(d)	5,593,000	5,651,738
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	179,000	177,523
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	88,000	91,944
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	432,000	450,926
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	169,000	169,051
Reinsurance Group of America, Inc., 6.65% (5 yr. U.S. Treasury Yield Curve Rate + 2.39%), 09/15/2055(e)	723,000	735,992
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	305,000	309,682
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	500,000	489,517
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)(h)	339,720	3,397
SE Cosmos LLC, 8.88%, 05/01/2031(b)	149,000	148,255
Seagate Data Storage Technology Pte. Ltd.,
4.13%, 01/15/2031(b)	1,069,000	1,033,151
9.63%, 12/01/2032(b)	1,512,800	1,683,401
Sempra,
4.13%, 04/01/2052(d)	10,842,000	10,691,487
6.38%, 04/01/2056(d)	2,088,000	2,113,071
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	357,000	331,838
SGUS LLC, 11.00%, 12/15/2029(b)(h)	165,280	29,544
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	60,000	62,173
Principal Amount		Value
United States–(continued)
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	$326,000	$331,980
Solventum Corp., 5.45%, 02/25/2027	1,556,000	1,566,830
Southern Co. (The), Series 21-A, 3.75% (5 yr. U.S. Treasury Yield Curve Rate + 2.92%), 09/15/2051(e)	5,367,000	5,348,062
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	310,000	309,906
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	348,000	329,295
State Street Corp.,
Series I, 6.70% (5 yr. U.S. Treasury Yield Curve Rate + 2.61%)(c)(e)(f)	3,415,000	3,521,343
6.45% (5 yr. U.S. Treasury Yield Curve Rate + 2.13%)(e)(f)	8,733,000	8,932,077
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	297,000	310,685
Sunoco L.P.,
5.63%, 03/15/2031(b)	334,000	335,371
6.63%, 08/15/2032(b)	653,000	667,998
6.25%, 07/01/2033(b)	242,000	247,460
5.88%, 03/15/2034(b)	257,000	256,209
7.88%(b)(d)(f)	160,000	165,783
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	169,000	165,924
Tidewater, Inc., 9.13%, 07/15/2030(b)(c)	298,000	320,987
TransDigm, Inc.,
6.75%, 08/15/2028(b)	3,600,000	3,653,129
6.38%, 03/01/2029(b)	720,000	735,268
6.25%, 01/31/2034(b)(c)	335,000	342,786
6.13%, 07/31/2034(b)	383,000	383,900
Transocean International Ltd., 7.88%, 10/15/2032(b)	326,000	349,473
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,120,000	1,101,163
United Airlines Holdings, Inc., 5.38%, 03/01/2031(c)	808,000	797,386
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	53,000	55,510
Uniti Services LLC, 7.50%, 10/15/2033(b)	591,000	622,598
Univision Communications, Inc.,
4.50%, 05/01/2029(b)	204,000	194,778
9.38%, 08/01/2032(b)	130,000	134,628
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	319,000	317,467
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

	Principal Amount		Value
United States–(continued)
Venture Global LNG, Inc.,
8.38%, 06/01/2031(b)(c)		$286,000	$298,328
9.88%, 02/01/2032(b)(c)		603,000	647,212
9.00% (5 yr. U.S. Treasury Yield Curve Rate + 5.44%)(b)(c)(e)(f)		388,000	384,014
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)		196,000	202,222
6.50%, 01/15/2034(b)		121,000	126,916
6.75%, 01/15/2036(b)		334,000	355,214
Versant Media Group, Inc., 7.25%, 01/30/2031(b)(c)		481,000	499,641
Viatris, Inc., 3.85%, 06/22/2040		2,254,000	1,734,300
Vistra Corp.,
Series C, 8.88% (5 yr. U.S. Treasury Yield Curve Rate + 5.05%)(b)(e)(f)		159,000	171,987
8.00% (5 yr. U.S. Treasury Yield Curve Rate + 6.93%)(b)(c)(e)(f)		151,000	152,399
VoltaGrid LLC, 7.38%, 11/01/2030(b)		661,000	686,374
Voyager Parent LLC, 9.25%, 07/01/2032(b)		439,000	467,095
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)(c)		296,000	294,540
William Carter Co. (The), 7.38%, 02/15/2031(b)(c)		318,000	327,289
WULF Compute LLC, 7.75%, 10/15/2030(b)		157,000	165,103
			232,390,594
Uzbekistan–0.08%
Navoi Mining and Metallurgical Combinat, 6.70%, 10/17/2028(b)		1,380,000	1,419,686
Total U.S. Dollar Denominated Bonds & Notes (Cost $468,803,447)			465,462,639

Non-U.S. Dollar Denominated Bonds & Notes–22.65%(k)
Argentina–0.47%
Argentina Treasury Bond, 29.50%, 05/27/2027(l)	ARS	10,335,000,000	7,955,010
Australia–0.71%
Australia Government Bond, 2.50%, 09/20/2030(b)	AUD	10,670,000	11,955,906
Austria–0.13%
Erste Group Bank AG, 6.38% (EUAMDB05 + 4.01%)(b)(f)	EUR	1,800,000	2,194,500
Brazil–6.79%
Brazil Notas do Tesouro Nacional,
Class NTNF, 10.00%, 01/01/2031	BRL	523,000,000	95,633,939
Series B, 6.00%, 05/15/2055	BRL	26,010,000	18,853,032
			114,486,971
	Principal Amount		Value
Canada–0.68%
Province of Ontario, 5.85%, 03/08/2033	CAD	13,800,000	$11,496,258
Czech Republic–0.28%
CPI Property Group S.A., 4.88% (5 yr. EUR Swap Rate + 5.73%)(b)(e)(f)	EUR	4,100,000	4,637,467
France–2.41%
BNP Paribas S.A., 2.00% (5 yr. UK Gilt Rate + 1.65%), 05/24/2031(b)(e)	GBP	7,300,000	9,919,327
BPCE S.A.,
5.13%, 01/25/2035(b)(d)	EUR	8,700,000	10,589,808
Series NC5, 1.50%, (5 yr. EUR Swap Rate + 1.75%), 01/13/2042(b)(e)	EUR	3,000,000	3,490,516
CMA CGM S.A., 4.88%, 01/15/2032(b)	EUR	575,000	655,973
Electricite de France S.A.,
7.50%(5 yr. EUR Swap Rate + 4.86%)(b)(e)(f)	EUR	2,600,000	3,278,078
7.38%(5 yr. UK Gilt Rate + 3.78%)(b)(e)(f)	GBP	3,700,000	5,169,588
4.38%(EUAMDB05 + 2.07%)(b)(f)	EUR	2,600,000	2,973,780
La Banque Postale S.A., 3.88% (EUAMDB05 + 4.01%)(b)(f)	EUR	3,800,000	4,463,031
			40,540,101
Germany–0.55%
Hannover Rueck SE, 5.88% (3 mo. EURIBOR + 3.75%), 08/26/2043(b)(e)	EUR	3,700,000	4,787,651
Norddeutsche Landesbank - Girozentrale, 4.38% (EUAMDB05 + 2.00%), 12/10/2035(b)	EUR	3,800,000	4,462,461
			9,250,112
Greece–0.13%
Eurobank S.A., 5.88% (1 yr. EUR Swap Rate + 2.83%), 11/28/2029(b)(e)	EUR	1,825,000	2,269,466
India–0.40%
India Government Bond, 7.09%, 08/05/2054	INR	675,000,000	6,719,871
Italy–0.70%
UniCredit S.p.A., 7.50% (EUAMDB05 + 7.33%)(b)(f)	EUR	10,000,000	11,787,991
Ivory Coast–0.16%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(b)	EUR	2,300,000	2,711,592
Mexico–5.46%
Mexican Bonos, Series M, 8.50%, 02/28/2030	MXN	1,241,000,000	70,995,162
Mexican Udibonos, Series S, 4.00%, 08/30/2029	MXN	371,048,454	20,963,500
			91,958,662
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

	Principal Amount		Value
South Africa–2.32%
Republic of South Africa Government Bond,
Series 2040, 9.00%, 01/31/2040	ZAR	315,000,000	$18,502,130
Series 2048, 8.75%, 02/28/2048	ZAR	361,910,000	20,539,476
			39,041,606
Spain–0.27%
Telefonica Europe, B.V., 6.75% (EUSA8 + 3.62%)(b)(f)	EUR	3,600,000	4,576,792
Supranational–0.35%
International Finance Corp.,
0.00%, 02/15/2029(b)(g)	TRY	10,300,000	90,339
0.00%, 04/26/2052(g)	MXN	1,084,680,000	5,821,264
			5,911,603
United Kingdom–0.25%
Barclays PLC, 8.88% (5 yr. UK Gilt Rate + 6.96%)(b)(e)(f)	GBP	3,000,000	4,224,226
United States–0.59%
Ford Motor Credit Co. LLC, 6.86%, 06/05/2026	GBP	7,200,000	9,814,589
LSF12 Pillar Investments, 5.75%, 05/15/2033(b)	EUR	125,000	153,723
			9,968,312
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $363,619,022)			381,686,446

Asset-Backed Securities–17.79%
Angel Oak Mortgage Trust,
Series 2024-8, Class A3, 5.75%, 05/27/2069(b)(m)		$1,878,494	1,883,142
Series 2024-12, Class A2, 5.86%, 10/25/2069(b)(m)		582,168	585,367
Series 2024-12, Class A3, 6.01%, 10/25/2069(b)(m)		945,166	950,042
Series 2025-6, Class A3, 5.92%, 04/25/2070(b)(m)		2,300,828	2,311,819
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)		8,156	7,916
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.65%, 01/15/2051(n)		7,918,139	63,370
BRAVO Residential Funding Trust,
Series 2023-NQM7, Class A1, 7.13%, 09/25/2063(b)(m)		1,849,586	1,863,495
Series 2023-NQM7, Class A2, 7.38%, 09/25/2063(b)(m)		2,602,013	2,622,204
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.01%, 11/13/2050(n)		3,789,897	34,383
Principal Amount		Value
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(n)	$11,457,405	$120,005
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 5.90% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	60,301	58,669
Series 2025-2, Class A10, 6.00%, 02/25/2055(b)(m)	1,370,387	1,376,890
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A3, 2.82%, 05/25/2035(m)	276,856	271,970
COLT Mortgage Loan Trust, Series 2024-INV1, Class A3, 6.48%, 12/25/2068(b)(m)	695,725	700,808
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	200,042	197,884
Series 2005-J4, Class A7, 5.50%, 11/25/2035	379,264	312,051
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 2A1A, 3.28% (1 mo. Term SOFR + 0.26%), 11/15/2036(e)	16,163	14,619
FREMF Mortgage Trust, Series 2017-K62, Class B, 4.01%, 01/25/2050(b)(m)	840,000	834,326
GCAT Trust,
Series 2024-INV3, Class A17, 6.50%, 09/25/2054(b)(m)	298,520	305,706
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)(m)	1,736,538	1,747,691
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 5.20% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(e)	$4,143,473	$4,156,885
Series 2025-HE1, Class M1, 5.70% (30 Day Average SOFR + 2.05%), 10/25/2055(b)(e)	710,000	715,762
Series 2025-NQM3, Class A1, 5.14%, 11/25/2065(b)(m)	4,400,982	4,405,797
Series 2025-NQM4, Class A2, 5.31%, 10/25/2065(b)(m)	1,721,704	1,722,811
Series 2025-NQM4, Class A3, 5.46%, 10/25/2065(b)(m)	1,721,704	1,722,794
Series 2025-NQM3, Class A2, 5.34%, 11/25/2065(b)(m)	1,100,246	1,102,426
Series 2026-CES1, Class A1, 4.90%, 05/25/2056(b)(m)	1,944,284	1,929,140
Series 2025-CES2, Class A1, 5.18%, 09/25/2055(b)(m)	3,067,789	3,062,282
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.99%, 07/25/2035(m)	18,985	18,286
Hilton Grand Vacations Trust, Series 2025-2A, Class A, 4.54%, 05/25/2044(b)	982,534	980,770
J.P. Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(m)	20,345	20,345
Series 2025-NQM4, Class A2, 5.16%, 03/25/2066(b)(m)	1,966,927	1,953,528
Series 2025-NQM4, Class A3, 5.26%, 03/25/2066(b)(m)	1,966,927	1,951,758
Series 2026-CES1, Class A1, 4.91%, 06/25/2056(b)(m)	7,125,702	7,077,094
Series 2026-CES1, Class A1, 4.96%, 06/25/2056(b)(m)	3,515,347	3,487,382
Series 2026-CES1, Class M1, 5.73%, 06/25/2056(b)(m)	1,500,000	1,489,738
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(m)	1,655,000	1,555,774
Lightpath Fiber Issuer LLC,
Series 2026-1A, Class A2, 5.60%, 03/25/2056(b)	8,500,000	8,540,953
Series 2026-1A, Class B, 5.89%, 03/25/2056(b)	4,500,000	4,494,420
Principal Amount		Value
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 3.97% (1 mo. Term SOFR + 0.31%), 08/25/2036(e)	$2,744,892	$932,922
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(n)	3,879,910	41,060
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(m)	4,625,082	4,175,042
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM5, Class A3, 6.00%, 10/25/2069(b)(m)	1,420,288	1,426,702
Series 2025-NQM1, Class A3, 6.14%, 11/25/2069(b)(m)	2,097,155	2,120,537
Series 2024-NQM1, Class A2, 6.41%, 12/25/2068(b)(m)	1,389,698	1,396,852
Series 2024-NQM2, Class A3, 6.79%, 05/25/2069(b)(m)	2,329,089	2,349,449
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(b)(m)	600,355	600,102
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(b)(m)	1,154,529	1,154,484
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(b)(m)	368,688	370,413
Series 2024-NQM12, Class A2, 5.78%, 07/25/2064(b)(m)	786,728	789,923
Series 2024-NQM12, Class A3, 5.83%, 07/25/2064(b)(m)	391,913	393,262
Series 2024-NQM12, Class M1, 5.93%, 07/25/2064(b)(m)	690,000	689,212
Series 2024-NQM18, Class A3, 5.87%, 10/25/2064(b)(m)	1,694,829	1,701,800
Series 2025-HE2, Class A1, 5.10% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(e)	3,984,434	4,004,623
PMT Loan Trust,
Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(m)	741,971	750,357
Series 2025-INV6, Class A8, 6.00%, 06/25/2056(b)(m)	411,527	415,328
Rate Mortgage Trust,
Series 2024-J3, Class A2, 5.50%, 10/25/2054(b)(m)	599,711	597,374
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(m)	2,993,468	2,995,862
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
RCKT Mortgage Trust,
Series 2025-CES5, Class A1A, 5.69%, 05/25/2055(b)(m)	$593,422	$598,144
Series 2025-CES5, Class A1B, 5.84%, 05/25/2055(b)(m)	1,557,732	1,571,010
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)(m)	859,193	863,446
Series 2026-CES1, Class A1A, 4.83%, 01/25/2056(b)(m)	1,482,449	1,471,256
Residential Accredit Loans, Inc. Trust, Series 2006- QS13, Class 1A8, 6.00%, 09/25/2036	17,418	14,070
SBNA Auto Receivables Trust,
Series 2025-SF1, Class C, 5.14%, 04/15/2031(b)	533,661	534,860
Series 2025-SF1, Class D, 5.34%, 09/15/2031(b)	700,000	702,302
Sequoia Mortgage Trust, Series 2025-8, Class A4, 5.50%, 09/25/2055(b)(m)	2,905,820	2,910,585
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	2,146,083	2,128,149
Subway Funding LLC, Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	282,695	284,911
Switch ABS Issuer LLC, Series 2025-2A, Class A22, 5.37%, 10/25/2055(b)	2,880,000	2,817,063
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.23%, 11/15/2050(n)	5,266,772	53,921
Vantage Data Centers Issuer LLC, Series 2025- 2A, Class A2, 5.24%, 11/15/2055(b)	2,520,000	2,471,592
VB-S1 Issuer LLC,
Series 2026-1A, Class C2, 4.69%, 03/15/2056(b)	7,000,000	6,853,451
Series 2026-1A, Class D, 5.19%, 03/15/2056(b)	3,710,000	3,677,810
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003- AR10, Class A7, 5.66%, 10/25/2033(m)	17,896	17,364
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.96%, 12/15/2050(n)	5,217,036	57,562
Westlake Automobile Receivables Trust,
Series 2024-3A, Class D, 5.21%, 04/15/2030(b)	3,500,000	3,527,444
Series 2026-1A, Class C, 4.37%, 06/16/2031(b)	3,650,000	3,622,020
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	148,510	145,987
	Principal Amount		Value
Alba PLC,
Series 2007-1, Class F, 7.12% (SONIA + 3.37%), 03/17/2039(b)(e)(k)	GBP	1,214,248	$1,534,858
Series 2006-2, Class F, 7.12% (SONIA + 3.37%), 12/15/2038(b)(e)(k)	GBP	816,192	1,019,452
Auburn 15 PLC,
Series E, 5.74% (SONIA + 2.00%), 07/20/2045(b)(e)(k)	GBP	1,401,000	1,884,319
Series F, 6.24% (SONIA + 2.50%), 07/20/2045(b)(e)(k)	GBP	1,666,000	2,241,950
Eurosail PLC,
Series 2006-2X, Class E1C, 7.12% (SONIA + 3.37%), 12/15/2044(b)(e)(k)	GBP	5,550,000	6,943,434
Series 2006-4X, Class E1C, 6.87% (SONIA + 3.12%), 12/10/2044(b)(e)(k)	GBP	4,135,722	5,067,475
Series 2006-2X, Class D1A, 2.95% (3 mo. EURIBOR + 0.80%), 12/15/2044(b)(e)(k)	EUR	6,300,000	7,015,199
Eurosail-UK NC PLC,
Series 2007-1X, Class D1C, 4.76% (SONIA + 1.01%), 03/13/2045(b)(e)(k)	GBP	1,750,000	2,125,030
Series 2007-1X, Class D1A, 2.96% (3 mo. EURIBOR + 0.84%), 03/13/2045(b)(e)(k)	EUR	2,800,000	2,891,873
Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 2.92% (3 mo. EURIBOR + 0.80%), 03/13/2045(b)(e)(k)	EUR	8,400,000	8,936,262
Frontier Mortgage Funding PLC,
Series 2025-1, Class E, 6.24% (SONIA + 2.50%), 12/20/2066(b)(e)(k)	GBP	2,000,000	2,722,915
Series 2025-1, Class F, 7.24% (SONIA + 3.50%), 12/20/2066(b)(e)(k)	GBP	1,000,000	1,361,498
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 5.91% (3 mo. EURIBOR + 3.75%), 06/18/2039(b)(e)(k)	EUR	4,570,000	5,244,931
Harvest Funding PLC,
0.00% (SONIA + 1.70%), 11/15/2069(b)(e)(g)(k)	GBP	1,770,000	2,407,328
0.00% (SONIA + 0.90%), 11/15/2069(b)(e)(g)(k)	GBP	2,190,000	2,970,195
0.00% (SONIA + 1.30%), 11/15/2069(b)(e)(g)(k)	GBP	1,825,000	2,470,524
Jupiter Mortgage No.1 PLC,
Series 1A, Class ER, 7.75% (SONIA + 4.00%), 07/20/2055(b)(e)(k)	GBP	3,070,000	4,186,095
Series 1A, Class FR, 8.75% (SONIA + 5.00%), 07/20/2055(b)(e)(k)	GBP	1,897,000	2,586,626
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

	Principal Amount		Value
Ludgate Funding PLC,
Series 2007-1, Class MA, 4.11% (SONIA + 0.36%), 01/01/2061(b)(e)(k)	GBP	2,002,435	$2,571,256
Series 2006-1X, Class A2A, 4.06% (SONIA + 0.31%), 12/01/2060(b)(e)(k)	GBP	4,344,170	5,825,998
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07% (SONIA + 3.32%), 03/13/2046(b)(e)(k)	GBP	14,462,096	18,415,783
Newday Funding Master Issuer PLC,
Series 2025-1X, Class E, 0.00% (SONIA + 3.30%), 04/15/2033(b)(e)(g)(k)	GBP	3,490,000	4,798,174
Series 2024-3X, Class E, 7.49% (SONIA + 3.75%), 11/15/2032(b)(e)(k)	GBP	2,475,000	3,423,556
Series 2025-2X, Class E, 6.74% (SONIA + 3.00%), 07/15/2033(b)(e)(k)	GBP	1,000,000	1,361,033
Newgate Funding PLC,
Series 2006-2, Class CB, 2.55% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(e)(k)	EUR	1,009,107	1,111,406
Series 2007-3X, Class CB, 3.65% (3 mo. EURIBOR + 1.50%), 12/15/2050(b)(e)(k)	EUR	626,892	709,664
Pavillion Consumer PLC,
Series 2025-1A, Class C, 5.34% (SONIA + 1.60%), 01/25/2036(b)(e)(k)	GBP	7,200,000	9,809,890
Series 2025-1A, Class D, 5.64% (SONIA + 1.90%), 01/25/2036(b)(e)(k)	GBP	3,600,000	4,889,989
RMAC Securities No. 1 PLC,
Series 2006-NS2X, Class A2, 4.02% (SONIA + 0.27%), 06/12/2044(b)(e)(k)	GBP	775,838	1,041,410
Series 2006-NS4X, Class A3, 4.04% (SONIA + 0.29%), 06/12/2044(b)(e)(k)	GBP	776,967	1,042,400
Series 2007-NS1X, Class A2, 4.02% (SONIA + 0.27%), 06/12/2044(b)(e)(k)	GBP	809,968	1,084,576
Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 8.25% (SONIA + 4.50%), 07/20/2053(b)(e)(k)	GBP	1,380,000	1,880,514
Series 2024-GR6A, Class F, 8.25% (SONIA + 4.50%), 07/20/2053(b)(e)(k)	GBP	2,126,000	2,897,082
Series 2024-GR6X, Class E, 7.25% (SONIA + 3.50%), 07/20/2053(b)(e)(k)	GBP	1,980,000	2,704,259
Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024-GR7X, Class E, 6.99% (SONIA + 3.25%), 04/20/2051(b)(e)(k)	GBP	1,555,000	2,119,159
	Principal Amount		Value
Prosil Acquisition S.A., Series 2019-1, Class A, 4.15% (3 mo. EURIBOR + 2.00%), 10/31/2039(b)(e)(k)	EUR	2,348,990	$2,305,312
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 4.80% (1 mo. EURIBOR + 2.80%), 11/14/2035(b)(e)(k)	EUR	7,047,113	8,231,084
Alhambra SME Funding DAC, Series 2019-1, Class D, 11.26% (1 mo. EURIBOR + 9.25%), 11/30/2028(b)(e)(k)	EUR	59,728	67,931
Hera Financing DAC,
Series 2024-1A, Class B, 6.70% (SONIA + 2.95%), 11/17/2034(b)(e)(k)	GBP	3,105,176	4,244,917
Series 2024-1A, Class C, 7.50% (SONIA + 3.75%), 11/17/2034(b)(e)(k)	GBP	1,774,386	2,425,356
Series 2024-1A, Class A, 5.65% (SONIA + 1.90%), 11/17/2034(b)(e)(k)	GBP	2,217,982	3,032,633
Last Mile Logistics Pan Euro Finance DAC, Series E, 4.70% (3 mo. EURIBOR + 2.70%), 08/17/2033(b)(e)(k)	EUR	5,324,769	6,248,245
IM Pastor 4, FTA, Series B, 2.30% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(e)(k)	EUR	2,300,000	2,028,805
Santander Consumo 8 Fondo de Titulizacion, Series 8E, 6.70% (3 mo. EURIBOR + 4.50%), 01/21/2040(b)(e)(k)	EUR	4,500,000	5,333,668
Fideicomiso Dorrego Y Libertador,
Series 1A, 2.00%, 12/31/2043(i)		$7,698,968	6,679,625
0.00%, 12/31/2043(g)(i)(k)(m)	ARS	83,227,881	56,780
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(g)(i)(k)(m)	ARS	311,500,000	1,905,914
Total Asset-Backed Securities (Cost $298,766,809)			299,734,936

U.S. Treasury Securities–11.22%
U.S. Treasury Bills–8.42%
3.56 - 4.14%, 05/14/2026(o)(p)(q)		$126,920,335	126,931,806
3.62 - 3.69%, 09/17/2026(o)(q)		15,069,405	15,070,245
			142,002,051
U.S. Treasury Bonds–2.80%
5.50%, 08/15/2028		47,566,692	47,149,910
Total U.S. Treasury Securities (Cost $189,556,432)			189,151,961
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–6.91%
Fannie Mae Grantor Trust,
IO, 0.62%, 11/25/2040(n)	$1,288,014	$242
0.37%, 12/25/2041(n)	7,755,421	44,764
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(r)	423,194	43,411
7.50%, 11/25/2029(r)	15,225	1,340
6.00%, 12/25/2032 - 08/25/2035(r)	554,354	63,212
5.50%, 11/25/2033 - 06/25/2035(r)	489,146	60,560
Fannie Mae REMICs,
IO, 3.84% (7.60% - (30 Day Average SOFR + 0.11%)), 06/25/2026(e)(r)	358	1
4.15% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 - 12/18/2031(e)(r)	57,408	4,925
4.14% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(e)(r)	1,127	106
4.19% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(e)(r)	14,272	1,139
4.25% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(e)(r)	26,383	2,441
4.34% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 - 04/25/2032(e)(r)	38,620	3,593
3.24% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(r)	16,957	1,236
4.04% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(r)	12,933	1,254
4.24% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 - 09/25/2032(e)(r)	51,782	4,964
4.35% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(r)	39,588	3,098
4.44% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(e)(r)	174,352	15,531
4.49% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 - 05/25/2033(e)(r)	96,176	10,715
7.00%, 03/25/2033 - 04/25/2033(r)	240,140	31,221
3.79% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(e)(r)	76,488	8,285
2.29% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 07/25/2038(e)(r)	77,370	5,069
Principal Amount		Value

2.99% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 05/25/2035(e)(r)	$52,119	$1,764
2.84% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(r)	133,567	5,503
2.94% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(r)	262,699	20,377
3.47% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(e)(r)	264,999	12,488
2.78% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(e)(r)	565,049	39,298
4.00%, 04/25/2041(r)	377,068	26,175
2.79% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(e)(r)	71,424	4,975
2.39% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(e)(r)	258,792	26,116
1.85% (30 Day Average SOFR + 5.50%), 09/25/2054(e)(r)	42,645,031	1,482,495
2.15% (30 Day Average SOFR + 5.80%), 01/25/2055(e)(r)	33,352,796	1,453,912
6.50%, 10/25/2028 - 04/25/2029	18,527	18,728
6.00%, 05/25/2031 - 01/25/2032	39,046	39,978
4.76% (30 Day Average SOFR + 1.11%), 04/25/2032 - 12/25/2032(e)	44,355	44,812
4.26% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	17,586	17,583
4.26% (30 Day Average SOFR + 0.61%), 12/25/2032(e)	31,878	31,858
4.16% (30 Day Average SOFR + 0.51%), 11/25/2033(e)	15,836	15,797
10.78% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	85,492	98,828
10.41% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	69,888	76,700
4.70% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	47,274	47,783
4.00%, 03/25/2041	60,129	57,343
Federal Home Loan Mortgage Corp.,
8.50%, 08/01/2031	11,052	11,395
5.00%, 09/01/2052 - 03/01/2053(p)	27,276,875	27,055,763
4.50%, 10/01/2052	18,812,504	18,269,568
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value

Federal National Mortgage Association,
7.50%, 03/01/2033	$4,490	$4,611
7.00%, 12/01/2033	8,653	9,133
5.50%, 02/01/2035 - 03/01/2053(p)	25,853,497	26,138,100
4.50%, 07/01/2052	15,103,511	14,641,483
5.00%, 10/01/2054	5,353,074	5,300,867
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K735, Class X1, IO, 1.08%, 05/25/2026(n)	2,493,706	72
Series K093, Class X1, IO, 1.08%, 05/25/2029(n)	41,648,636	995,157
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027 - 04/01/2030(r)	45,051	3,354
6.50%, 02/01/2028 - 06/01/2031(r)	13,220	1,204
7.50%, 12/15/2029(r)	17,598	1,510
6.00%, 12/15/2032(r)	37,042	4,144
Freddie Mac REMICs,
6.50%, 02/15/2028 - 06/15/2032	27,091	27,974
4.20% (30 Day Average SOFR + 0.56%), 02/15/2029(e)	2,052	2,051
4.40% (30 Day Average SOFR + 0.76%), 07/15/2029(e)	2,588	2,593
4.75% (30 Day Average SOFR + 1.11%), 02/15/2032 - 03/15/2032(e)	89,646	90,543
3.50%, 05/15/2032	27,181	26,729
4.25% (30 Day Average SOFR + 0.61%), 01/15/2033(e)	2,914	2,912
10.98% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	57,882	66,871
4.00%, 06/15/2038	37,017	35,372
IO, 7.00%, 03/15/2028 - 04/15/2028(r)	7,022	309
4.35% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(e)(r)	16,012	808
5.20% (8.95% - (30 Day Average SOFR + 0.11%)), 08/15/2029(e)(r)	2,181	61
3.30% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(e)(r)	114,475	6,911
2.95% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(e)(r)	193,571	11,381
3.00% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(e)(r)	11,186	629
2.97% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(e)(r)	314,845	22,333
Principal Amount		Value

2.40% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(e)(r)	$115,928	$4,868
3.25% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(e)(r)	64,964	5,990
2.25% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(e)(r)	36,908	2,838
2.32% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(e)(r)	121,105	8,887
2.50% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(e)(r)	50,710	4,195
2.35% (30 Day Average SOFR + 6.00%), 04/25/2054(e)(r)	21,503,302	1,126,242
2.15% (30 Day Average SOFR + 5.80%), 02/25/2055 - 08/25/2055(e)(r)	68,047,345	3,266,439
1.47% (30 Day Average SOFR + 5.12%), 03/25/2055(e)(r)	47,370,741	1,517,977
1.50% (30 Day Average SOFR + 5.15%), 03/25/2055(e)(r)	49,573,920	1,909,989
2.30% (30 Day Average SOFR + 5.95%), 04/25/2055(e)(r)	59,745,081	3,071,889
1.39% (30 Day Average SOFR + 5.03%), 05/25/2055(e)(r)	71,611,500	2,050,645
1.45% (30 Day Average SOFR + 5.10%), 08/25/2055(e)(r)	37,234,652	1,299,862
Government National Mortgage Association,
ARM, 5.38% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(e)	116	116
7.00%, 01/15/2028 - 01/20/2030	28,429	28,792
8.00%, 01/15/2028 - 09/15/2028	18,957	19,245
IO, 2.77% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(e)(r)	200,258	9,464
2.87% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(e)(r)	287,455	16,694
1.26% (30 Day Average SOFR + 4.90%), 10/20/2054(e)(r)	20,737,741	539,998
0.60% (30 Day Average SOFR + 4.24%), 04/20/2055(e)(r)	44,477,887	517,821
0.71% (30 Day Average SOFR + 4.35%), 04/20/2055(e)(r)	74,210,804	974,566
0.81% (30 Day Average SOFR + 4.45%), 07/20/2055(e)(r)	50,754,196	559,590
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value

2.26% (30 Day Average SOFR + 5.90%), 07/20/2055(e)(r)	$26,290,399	$917,020
0.76% (30 Day Average SOFR + 4.40%), 08/20/2055(e)(r)	158,190,560	2,118,393
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $128,298,809)		116,534,978

Agency Credit Risk Transfer Notes–5.14%
United States–5.14%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R04, Class 1M2, 6.75% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(e)	6,795,000	6,912,223
Series 2022-R08, Class 1M2, 7.25% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(e)	3,150,000	3,243,753
Series 2023-R03, Class 2M1, 6.15% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(e)	4,083,557	4,111,766
Series 2023-R04, Class 1M1, 5.95% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(e)	1,421,666	1,443,054
Series 2023-R06, Class 1M1, 5.35% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(e)	582,639	584,029
Series 2023-R06, Class 1M2, 6.35% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(e)	1,145,000	1,173,921
Series 2023-R06, Class 1B1, 7.55% (30 Day Average SOFR + 3.90%), 07/25/2043(b)(e)	1,310,000	1,372,749
Series 2023-R08, Class 1M2, 6.15% (30 Day Average SOFR + 2.50%), 10/25/2043(b)(e)	655,000	667,533
Series 2023-R08, Class 1M1, 5.15% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(e)	248,621	248,900
Series 2024-R02, Class 1M2, 5.45% (30 Day Average SOFR + 1.80%), 02/25/2044(b)(e)	6,900,000	6,950,616
Series 2024-R03, Class 2M2, 5.60% (30 Day Average SOFR + 1.95%), 03/25/2044(b)(e)	7,070,000	7,141,325
Series 2026-R01, Class 2M2, 5.00% (30 Day Average SOFR + 1.35%), 01/25/2046(b)(e)	4,250,000	4,249,210
Principal Amount		Value
United States–(continued)
Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 6.55% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(e)	$7,000,000	$7,123,026
Series 2022-HQA2, Class M1, STACR®, 7.65% (30 Day Average SOFR + 4.00%), 07/25/2042(b)(e)	3,500,000	3,619,907
Series 2022-HQA3, Class M1, STACR®, 7.20% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(e)	3,500,000	3,608,069
Series 2022-HQA3, Class M2, STACR®, 9.00% (30 Day Average SOFR + 5.35%), 08/25/2042(b)(e)	3,745,000	3,934,983
Series 2022-DNA6, Class M1, STACR®, 5.80% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(e)	163,235	163,604
Series 2023-DNA1, Class M1, STACR®, 5.75% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)	1,250,886	1,265,725
Series 2023-HQA1, Class M1, STACR®, 7.15% (30 Day Average SOFR + 3.50%), 05/25/2043(b)(e)	6,498,100	6,770,361
Series 2023-HQA2, Class M1, STACR®, 5.65% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(e)	323,168	323,499
Series 2023-HQA2, Class M1, STACR®, 7.00% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(e)	2,100,000	2,156,531
Series 2023-HQA3, Class M2, STACR®, 7.00% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(e)	6,900,000	7,174,786
Series 2024-DNA1, Class M2, STACR®, 5.60% (30 Day Average SOFR + 1.95%), 02/25/2044(b)(e)	3,450,000	3,482,914
Series 2024-HQA1, Class M2, STACR®, 5.65% (30 Day Average SOFR + 2.00%), 03/25/2044(b)(e)	3,719,100	3,747,858
Series 2024-DNA2, Class M2, STACR®, 5.35% (30 Day Average SOFR + 1.70%), 05/25/2044(b)(e)	862,500	867,628
Series 2024-HQA2, Class M2, STACR®, 5.45% (30 Day Average SOFR + 1.80%), 08/25/2044(b)(e)	3,450,000	3,471,971
Series 2025-DNA2, Class A1, STACR®, 4.75% (30 Day Average SOFR + 1.10%), 05/25/2045(b)(e)	887,125	890,463
Total Agency Credit Risk Transfer Notes (Cost $86,011,864)		86,700,404
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Shares		Value
Common Stocks & Other Equity Interests–1.50%
Argentina–1.48%
Banco BBVA Argentina S.A.	860,393	$4,417,826
Banco Macro S.A., Class B	938,301	7,297,537
Cresud S.A. Comercial Inmobiliaria Financiera y Agropecuaria	2,018,939	2,454,629
Grupo Financiero Galicia S.A., Class B	1,987,552	8,877,989
Pampa Energia S.A., ADR(c)(s)	11,941	989,551
YPF S.A., Class D(s)	19,428	943,149
		24,980,681
United States–0.02%
ACNR Holdings, Inc.	1,116	148,242
Claire’s Holdings LLC, Class S(i)	614	34
McDermott International Ltd.(s)	750	19,455
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(i)(s)	76,715	2,301
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(i)(s)	85,239	2,557
Sabine Oil & Gas Holdings, Inc. (Acquired 02/26/2014-11/09/2016; Cost $3,433,279)(i)(s)(t)	2,510	176
VCI Compute II LLC(i)	85,000	89,675
Windstream Services LLC, Wts.(i)	399	6,185
		268,625
Total Common Stocks & Other Equity Interests (Cost $30,528,545)		25,249,306
Principal Amount
Variable Rate Senior Loan Interests–0.28%(u)(v)
United States–0.28%
ACNR Holdings, Inc., Term Loan, 13.00%, 12/11/2029	$59,391	59,886
Bausch and Lomb, Inc., Term Loan , 7.40% (1 mo. Term SOFR + 3.75%), 01/30/2031	621,875	626,250
Claire’s Stores, Inc., Term Loan, 12.27% (1 mo. Term SOFR + 6.50%), 12/18/2026(i)	196,048	14,704
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.77% (1 mo. Term SOFR + 4.00%), 08/23/2028	618,223	621,379
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, -%, 03/31/2032(i)	66,737	66,904
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, -%, 03/31/2032(i)(w)	267,263	267,931
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 6.40% (1 mo. Term SOFR+2.75%), 01/31/2030(i)	278,637	280,031
Principal Amount		Value
United States–(continued)
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 5.95% (3 mo. Term SOFR + 2.25%), 08/04/2031	$455,813	$456,964
Greystar Real Estate Partners LLC, Term Loan B, 6.17% (3 mo. Term SOFR + 2.5%), 08/21/2030(i)	178,558	179,227
Iris Holding, Inc. (Intertape), First Lien Term Loan, 8.51% (3 mo. Term SOFR + 4.75%), 06/28/2028	183,525	173,823
Janus Henderson Group PLC, Term Loan B, -%, 03/25/2033(x)	153,000	153,765
Prairie ECI Acquiror L.P., Term Loan B, 6.90% (1 mo. Term SOFR + 3.25%), 08/01/2029	324,876	326,906
TransDigm, Inc., Term Loan L, 6.15% (3 mo. Term SOFR + 2.50%), 01/19/2032	603,695	605,304
VCI Asset Holdings 2 LLC, Term Loan, 7.38%, 02/06/2031(i)	835,000	864,225
Total Variable Rate Senior Loan Interests (Cost $4,815,621)		4,697,299
Shares
Preferred Stocks–0.13%
United States–0.13%
Citigroup, Inc., 6.25%, Series II, Pfd.	87,725	2,223,829
Claire’s Holdings LLC, Series A, Pfd.(i)	195	0
Total Preferred Stocks (Cost $2,290,323)		2,223,829
Principal Amount
Commercial Paper–0.05%(q)
Argentina–0.05%
TMF Trust Co. (Argentina) S.A., 12.00%, 07/08/2026(i)	266,321	267,021
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(i)	365,536	369,566
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(i)	161,666	164,229
Total Commercial Paper (Cost $793,523)		800,816
Shares
Money Market Funds–2.92%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(y)(z)	17,200,547	17,200,547
Invesco Treasury Portfolio, Institutional Class, 3.55%(y)(z)	31,943,850	31,943,850
Total Money Market Funds (Cost $49,144,397)		49,144,397
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Shares		Value

Options Purchased–5.54%
(Cost $105,725,057)(aa)		$93,385,705
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-101.75% (Cost $1,728,353,849)		1,714,772,716
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.85%
Invesco Private Government Fund, 3.63%(y)(z)(bb)	13,348,975	13,348,975
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.78%(y)(z)(bb)	34,647,138	$34,650,603
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,002,577)		47,999,578
TOTAL INVESTMENTS IN SECURITIES—104.60% (Cost $1,776,356,426)		1,762,772,294
OTHER ASSETS LESS LIABILITIES–(4.60)%		(77,520,346)
NET ASSETS–100.00%		$1,685,251,948
Investment Abbreviations:
ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $698,836,706, which represented 41.47% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2026.
(f)	Perpetual bond with no specified maturity date.
(g)	Zero coupon bond issued at a discount.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2026 was $2,135,820, which represented less than 1% of the Fund’s Net Assets.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(m)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2026.

(n)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30,
2026.

(o)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(p)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1Q.
(q)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(r)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(s)	Non-income producing security.
(t)	Restricted security. The value of this security at April 30, 2026 represented less than 1% of the Fund’s Net Assets.
(u)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(v)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(w)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(x)	This variable rate interest will settle after April 30, 2026, at which time the interest rate will be determined.
(y)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,724,155	$155,761,453	$(156,285,061)	$-	$-	$17,200,547	$336,310
Invesco Treasury Portfolio, Institutional Class	32,916,233	289,271,270	(290,243,653)	-	-	31,943,850	618,611
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,114,749	37,630,921	(44,396,695)	-	-	13,348,975	300,336*
Invesco Private Prime Fund	52,330,029	79,770,666	(97,440,618)	(3,636)	(5,838)	34,650,603	813,396*
Total	$123,085,166	$562,434,310	$(588,366,027)	$(3,636)	$(5,838)	$97,143,975	$2,068,653

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(z)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(aa)	The table below details options purchased.
(bb)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Deutsche Bank AG	07/15/2026	USD	0.72	AUD	73,360,000	$744,805
AUD versus USD	Call	Deutsche Bank AG	07/27/2026	USD	0.74	AUD	4,580,000	302,448
AUD versus USD	Call	Goldman Sachs International	10/27/2026	USD	0.73	AUD	73,525,000	1,069,591
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	08/04/2026	USD	0.74	AUD	2,750,000	163,204
AUD versus USD	Call	Merrill Lynch International	07/20/2026	USD	0.72	AUD	45,960,000	527,073
AUD versus USD	Call	Merrill Lynch International	07/31/2026	USD	0.74	AUD	5,500,000	491,331
EUR versus USD	Call	Deutsche Bank AG	10/09/2026	USD	1.25	EUR	3,650,000	347,092
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/14/2026	USD	1.25	EUR	5,500,000	542,465
EUR versus USD	Call	Merrill Lynch International	05/08/2026	USD	1.35	EUR	23,230,000	27
EUR versus USD	Call	Morgan Stanley and Co. International PLC	05/11/2026	USD	1.30	EUR	13,940,000	213
EUR versus USD	Call	UBS AG	05/07/2026	USD	1.19	EUR	73,540,000	28,741
Subtotal — Foreign Currency Call Options Purchased								4,216,990
Currency Risk
CHF versus JPY	Put	Deutsche Bank AG	07/27/2026	JPY	160.00	CHF	8,830,000	5,458
CHF versus JPY	Put	Goldman Sachs International	07/21/2027	JPY	147.00	CHF	14,130,000	89,787
CHF versus JPY	Put	UBS AG	09/17/2026	JPY	161.00	CHF	5,400,000	11,376
CHF versus JPY	Put	UBS AG	10/23/2026	JPY	165.00	CHF	5,420,000	31,083
CHF versus JPY	Put	UBS AG	01/20/2027	JPY	170.00	CHF	5,480,000	115,491
EUR versus HUF	Put	Merrill Lynch International	10/27/2026	HUF	338.00	EUR	5,500,000	289,859
EUR versus NOK	Put	Goldman Sachs International	10/15/2026	NOK	10.50	EUR	3,670,000	726,615
USD versus BRL	Put	Barclays Bank PLC	07/09/2026	BRL	5.00	USD	1,840,000	324,225
USD versus BRL	Put	Goldman Sachs International	09/10/2026	BRL	4.65	USD	9,180,000	796,705
USD versus BRL	Put	Goldman Sachs International	10/08/2026	BRL	4.90	USD	3,670,000	1,162,994
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	06/10/2026	BRL	5.05	USD	3,680,000	313,900
USD versus BRL	Put	Merrill Lynch International	08/12/2026	BRL	4.75	USD	7,344,000	969,283
USD versus CAD	Put	Deutsche Bank AG	05/06/2026	CAD	1.20	USD	8,710,000	9
USD versus CLP	Put	Goldman Sachs International	01/15/2027	CLP	855.00	USD	36,500,000	714,488
USD versus CLP	Put	Merrill Lynch International	06/11/2026	CLP	870.00	USD	36,800,000	199,235
USD versus CLP	Put	Morgan Stanley and Co. International PLC	07/02/2026	CLP	870.00	USD	27,560,000	231,476
USD versus INR	Put	Goldman Sachs International	05/22/2026	INR	82.00	USD	7,000,000	7
USD versus INR	Put	Goldman Sachs International	05/22/2026	INR	87.00	USD	4,520,000	158
USD versus INR	Put	Merrill Lynch International	05/26/2026	INR	87.00	USD	5,420,000	211
USD versus JPY	Put	BNP Paribas S.A.	05/29/2026	JPY	151.00	USD	36,760,000	70,065
USD versus JPY	Put	Goldman Sachs International	05/06/2026	JPY	110.00	USD	34,860,000	35
USD versus JPY	Put	Goldman Sachs International	05/12/2027	JPY	120.00	USD	9,050,000	132,619
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	08/13/2026	JPY	135.00	USD	5,520,000	60,643
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	08/18/2027	JPY	117.50	USD	9,030,000	145,753
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	11/11/2027	JPY	115.00	USD	9,050,000	149,551
USD versus JPY	Put	UBS AG	10/16/2026	JPY	145.00	USD	7,335,000	882,819
USD versus KRW	Put	Deutsche Bank AG	05/20/2026	KRW	1,200.00	USD	3,500,000	7
USD versus KRW	Put	Goldman Sachs International	05/21/2026	KRW	1,425.00	USD	55,100,000	54,935
USD versus KRW	Put	Merrill Lynch International	05/15/2026	KRW	1,300.00	USD	163,430,000	163
USD versus KRW	Put	Merrill Lynch International	07/23/2026	KRW	1,350.00	USD	91,530,000	59,220
USD versus KRW	Put	Merrill Lynch International	06/04/2027	KRW	1,200.00	USD	9,030,000	234,356
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	10/14/2026	MXN	16.25	USD	3,670,000	238,524
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus MXN	Put	UBS AG	06/12/2026	MXN	17.10	USD	36,680,000	$42,989
USD versus ZAR	Put	Goldman Sachs International	09/30/2026	ZAR	16.10	USD	3,670,000	465,323
Subtotal — Foreign Currency Put Options Purchased								8,519,362
Total Foreign Currency Options Purchased								$12,736,352

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Goldman Sachs International	2.85%	Receive	6 Month EURIBOR	Semi-Annually	09/12/2030	EUR	281,570,000	$2,934,185
2 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.37	Receive	6 Month EURIBOR	Semi-Annually	02/10/2027	EUR	411,810,000	997,917
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.98	Receive	SOFR	Annually	11/06/2030	USD	361,280,000	10,718,704
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.70	Receive	SOFR	Annually	09/24/2035	USD	48,000,000	2,168,691
20 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.12	Receive	SOFR	Annually	10/17/2035	USD	96,260,000	2,324,254
Subtotal — Interest Rate Call Swaptions Purchased										19,143,751
Interest Rate Risk
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.98	Pay	SOFR	Annually	11/06/2030	USD	361,280,000	13,161,474
10 Year Interest Rate Swap	Put	Barclays Bank PLC	4.05	Pay	SOFR	Annually	07/24/2026	USD	51,460,000	436,831
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.20	Pay	SOFR	Annually	09/24/2035	USD	48,000,000	3,010,800
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	62,100,000	13,434,552
20 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	6.12	Pay	SOFR	Annually	10/17/2035	USD	96,260,000	5,932,744
30 Year Interest Rate Swap	Put	BNP Paribas S.A.	4.22	Pay	SOFR	Annually	04/17/2028	USD	73,350,000	5,075,846
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.00	Pay	6 Month EURIBOR	Semi-Annually	01/20/2027	EUR	47,070,000	3,263,409
30 Year Interest Rate Swap	Put	Goldman Sachs International	4.55	Pay	SOFR	Annually	04/19/2027	USD	73,350,000	2,017,922
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.15	Pay	SOFR	Annually	11/04/2026	USD	259,220,000	10,230,457
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.21	Pay	SOFR	Annually	04/17/2028	USD	70,905,000	4,941,567
Subtotal — Interest Rate Put Swaptions Purchased										61,505,602
Total Interest Rate Swaptions Purchased										$80,649,353

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread	Notional Value		Value
Credit Risk
BNP Paribas S.A.	Call	325.00%	Markit iTraxx Europe Crossover Index, Series 44, Version 1	5.00%	Quarterly	06/17/2026	2.562%	EUR	22,200,000	$(734,537)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swaptions Written—(continued)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread	Notional Value		Value
Credit Risk
BNP Paribas S.A.	Put	325.00%	Markit iTraxx Europe Crossover Index, Series 44, Version 1	(5.00)%	Quarterly	06/17/2026	2.562%	EUR	22,200,000	$(81,924)
Total Credit Default Swaptions Written										$(816,461)

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Deutsche Bank AG	07/15/2026	USD	0.75	AUD	73,360,000	$(158,922)
AUD versus USD	Call	Goldman Sachs International	10/27/2026	USD	0.76	AUD	73,525,000	(393,196)
AUD versus USD	Call	Merrill Lynch International	07/20/2026	USD	0.76	AUD	45,960,000	(59,692)
EUR versus HUF	Call	Merrill Lynch International	01/27/2027	HUF	390.00	EUR	45,810,000	(967,499)
EUR versus MXN	Call	J.P. Morgan Chase Bank, N.A.	07/07/2026	MXN	22.65	EUR	54,770,000	(80,094)
EUR versus NOK	Call	Goldman Sachs International	10/15/2026	NOK	11.50	EUR	36,670,000	(294,292)
EUR versus USD	Call	Deutsche Bank AG	05/11/2026	USD	1.19	EUR	730,000	(177,582)
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	06/12/2026	USD	1.21	EUR	73,360,000	(123,294)
USD versus BRL	Call	Goldman Sachs International	06/22/2026	BRL	5.15	USD	36,675,000	(372,105)
USD versus BRL	Call	Goldman Sachs International	07/09/2026	BRL	5.20	USD	36,500,000	(430,736)
USD versus BRL	Call	Goldman Sachs International	10/08/2026	BRL	5.40	USD	18,260,000	(422,847)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	07/13/2026	BRL	5.25	USD	1,830,000	(371,935)
USD versus CLP	Call	Goldman Sachs International	01/15/2027	CLP	950.00	USD	36,500,000	(881,146)
USD versus CLP	Call	Merrill Lynch International	06/11/2026	CLP	925.00	USD	36,800,000	(336,573)
USD versus CLP	Call	Morgan Stanley and Co. International PLC	07/02/2026	CLP	930.00	USD	27,560,000	(308,534)
USD versus JPY	Call	Deutsche Bank AG	06/18/2026	JPY	162.00	USD	18,335,000	(28,144)
USD versus KRW	Call	Goldman Sachs International	05/21/2026	KRW	1,475.00	USD	55,100,000	(526,536)
USD versus KRW	Call	Merrill Lynch International	07/23/2026	KRW	1,480.00	USD	36,610,000	(572,983)
USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	06/12/2026	MXN	18.15	USD	36,680,000	(162,346)
USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	07/09/2026	MXN	17.75	USD	36,500,000	(473,989)
USD versus MXN	Call	Merrill Lynch International	08/11/2026	MXN	18.50	USD	91,920,000	(751,997)
USD versus TRY	Call	Goldman Sachs International	01/25/2027	TRY	55.75	USD	64,070,000	(4,990,092)
USD versus ZAR	Call	Deutsche Bank AG	07/13/2026	ZAR	17.50	USD	36,680,000	(354,732)
USD versus ZAR	Call	Goldman Sachs International	07/23/2026	ZAR	17.00	USD	36,130,000	(669,200)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	02/01/2027	ZAR	18.35	USD	36,200,000	(754,806)
USD versus ZAR	Call	Merrill Lynch International	06/18/2026	ZAR	17.75	USD	36,800,000	(163,870)
Subtotal — Foreign Currency Call Options Written								(14,827,142)
Currency Risk
AUD versus USD	Put	Deutsche Bank AG	07/15/2026	USD	0.69	AUD	73,360,000	(244,536)
AUD versus USD	Put	Goldman Sachs International	10/27/2026	USD	0.69	AUD	73,525,000	(651,410)
AUD versus USD	Put	Merrill Lynch International	07/20/2026	USD	0.68	AUD	45,960,000	(94,006)
EUR versus USD	Put	Deutsche Bank AG	05/11/2026	USD	1.15	EUR	730,000	(66,993)
EUR versus USD	Put	J.P. Morgan Chase Bank, N.A.	06/12/2026	USD	1.16	EUR	73,360,000	(230,401)
USD versus BRL	Put	Goldman Sachs International	06/22/2026	BRL	4.88	USD	36,675,000	(208,131)
USD versus CLP	Put	Goldman Sachs International	01/15/2027	CLP	805.00	USD	73,000,000	(494,940)
USD versus CLP	Put	Merrill Lynch International	06/11/2026	CLP	835.00	USD	36,800,000	(30,434)
USD versus CLP	Put	Morgan Stanley and Co. International PLC	07/02/2026	CLP	830.00	USD	27,560,000	(40,623)
USD versus JPY	Put	BNP Paribas S.A.	05/29/2026	JPY	149.00	USD	36,760,000	(38,561)
USD versus JPY	Put	Deutsche Bank AG	06/18/2026	JPY	155.00	USD	18,335,000	(182,433)
USD versus KRW	Put	Goldman Sachs International	05/21/2026	KRW	1,390.00	USD	55,100,000	(8,871)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	06/12/2026	MXN	16.80	USD	36,680,000	$(18,854)
USD versus MXN	Put	Merrill Lynch International	08/11/2026	MXN	16.75	USD	91,920,000	(223,366)
Subtotal — Foreign Currency Put Options Written								(2,533,559)
Total Foreign Currency Options Written								$(17,360,701)

Open Over-The-Counter Interest Rate Swaptions Written
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Goldman Sachs International	3.35%	Receive	SOFR	Annually	09/21/2026	USD	489,925,000	$(1,003,347)
2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.35	Receive	SOFR	Annually	09/21/2026	USD	876,350,000	(1,794,730)
2 Year Interest Rate Swap	Call	Merrill Lynch International	3.35	Receive	SOFR	Annually	09/21/2026	USD	490,250,000	(1,004,012)
2 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.35	Receive	SOFR	Annually	09/21/2026	USD	489,700,000	(1,002,886)
5 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.35	Receive	SOFR	Annually	07/29/2026	USD	143,980,000	(300,737)
5 Year Interest Rate Swap	Call	Merrill Lynch International	3.25	Receive	SOFR	Annually	01/19/2027	USD	243,333,333	(1,235,936)
5 Year Interest Rate Swap	Call	Merrill Lynch International	2.50	Receive	6 Month EURIBOR	Semi-Annually	03/25/2027	EUR	215,150,000	(1,368,944)
10 Year Interest Rate Swap	Call	Merrill Lynch International	3.50	Receive	SOFR	Annually	12/15/2026	USD	122,670,000	(760,111)
10 Year Interest Rate Swap	Call	Merrill Lynch International	3.50	Receive	SOFR	Annually	12/15/2026	USD	183,840,000	(1,139,144)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.50	Receive	SOFR	Annually	12/15/2026	USD	183,840,000	(1,139,144)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	Receive	SOFR	Annually	07/11/2029	USD	41,365,000	(685,425)
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.00	Receive	6 Month EURIBOR	Semi-Annually	01/28/2027	EUR	53,780,000	(1,779,631)
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.02	Receive	6 Month EURIBOR	Semi-Annually	09/12/2030	EUR	25,600,000	(2,462,688)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	4.06	Receive	SOFR	Annually	11/06/2030	USD	93,930,000	(9,015,279)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	4.50	Receive	SONIA	Annually	10/16/2026	GBP	25,675,000	(398,468)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.75	Receive	SOFR	Annually	11/04/2026	USD	85,570,000	(776,709)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.11	Receive	6 Month EURIBOR	Semi-Annually	02/10/2027	EUR	43,140,000	(1,930,128)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.00	Receive	6 Month EURIBOR	Semi-Annually	01/28/2028	EUR	17,930,000	(1,072,350)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.80	Receive	6 Month EURIBOR	Semi-Annually	05/19/2026	EUR	73,460,000	(401,378)
Subtotal—Interest Rate Call Swaptions Written										(29,271,047)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
1 Year Interest Rate Swap	Put	Goldman Sachs International	2.53%	Pay	3 Month EURIBOR	Quarterly	03/11/2027	EUR	294,400,000	$(1,649,784)
1 Year Interest Rate Swap	Put	Goldman Sachs International	3.82	Pay	SOFR	At Maturity	04/19/2027	USD	1,295,815,000	(4,075,286)
1 Year Interest Rate Swap	Put	Goldman Sachs International	4.25	Pay	SONIA	At Maturity	04/27/2027	GBP	274,840,000	(1,640,358)
1 Year Interest Rate Swap	Put	Goldman Sachs International	2.75	Pay	3 Month EURIBOR	Quarterly	04/27/2028	EUR	329,805,000	(1,697,961)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.51	Pay	3 Month EURIBOR	Quarterly	03/08/2027	EUR	294,400,000	(1,705,430)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.50	Pay	SOFR	At Maturity	01/07/2028	USD	2,434,300,000	(13,246,779)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.61	Pay	SOFR	At Maturity	04/17/2028	USD	1,222,470,000	(6,101,091)
2 Year Interest Rate Swap	Put	BNP Paribas S.A.	2.76	Pay	6 Month EURIBOR	Semi-Annually	09/18/2026	EUR	220,800,000	(1,604,790)
2 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.73	Pay	SOFR	Annually	04/17/2028	USD	691,920,000	(6,110,671)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.77	Pay	6 Month EURIBOR	Semi-Annually	12/18/2026	EUR	331,200,000	(2,713,837)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.70	Pay	6 Month EURIBOR	Semi-Annually	03/08/2027	EUR	294,400,000	(2,824,093)
2 Year Interest Rate Swap	Put	Merrill Lynch International	2.95	Pay	6 Month EURIBOR	Semi-Annually	09/21/2026	EUR	220,800,000	(1,170,352)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.01	Pay	SONIA	Annually	09/18/2026	GBP	184,000,000	(2,233,770)
5 Year Interest Rate Swap	Put	Barclays Bank PLC	2.70	Pay	6 Month EURIBOR	Semi-Annually	02/11/2027	EUR	58,830,000	(1,289,917)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.50	Pay	SOFR	Annually	07/29/2026	USD	143,980,000	(1,986,767)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.60	Pay	SOFR	Annually	01/06/2027	USD	243,430,000	(4,008,844)
5 Year Interest Rate Swap	Put	Merrill Lynch International	3.55	Pay	SOFR	Annually	01/08/2027	USD	144,510,000	(2,579,632)
5 Year Interest Rate Swap	Put	Merrill Lynch International	3.65	Pay	SOFR	Annually	01/19/2027	USD	243,333,333	(3,789,698)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.84	Pay	SOFR	Annually	04/17/2028	USD	266,500,000	(5,567,134)
10 Year Interest Rate Swap	Put	Barclays Bank PLC	3.25	Pay	6 Month EURIBOR	Semi-Annually	07/24/2026	EUR	43,980,000	(348,548)
10 Year Interest Rate Swap	Put	Merrill Lynch International	5.00	Pay	6 Month BBSW	Semi-Annually	12/04/2026	AUD	145,380,000	(2,638,738)
10 Year Interest Rate Swap	Put	Merrill Lynch International	5.00	Pay	6 Month BBSW	Semi-Annually	12/11/2026	AUD	363,490,000	(6,696,689)
30 Year Interest Rate Swap	Put	Barclays Bank PLC	5.55	Pay	SONIA	Annually	05/10/2027	GBP	46,480,000	(1,590,329)
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.50	Pay	6 Month EURIBOR	Semi-Annually	01/20/2027	EUR	94,130,000	(2,116,428)
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.06	Pay	SOFR	Annually	11/06/2030	USD	93,930,000	(12,021,979)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.35	Pay	6 Month EURIBOR	Semi-Annually	07/16/2026	EUR	46,610,000	(452,252)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.90	Pay	SONIA	Annually	10/16/2026	GBP	25,675,000	(1,507,897)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.50	Pay	SOFR	Annually	11/04/2026	USD	259,220,000	(4,308,830)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.00%	Pay	SONIA	Annually	10/22/2027	GBP	19,250,000	$(1,667,161)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.95	Pay	SONIA	Annually	02/14/2028	GBP	17,650,000	(1,764,154)
Subtotal—Interest Rate Put Swaptions Written										(101,109,199)
Total Interest Rate Swaptions Written										$(130,380,246)

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
EURO-BTP	728	June-2026	$99,932,609	$(458,070)	$(458,070)
U.S. Treasury 2 Year Notes	325	June-2026	67,315,625	(587,017)	(587,017)
U.S. Treasury 10 Year Notes	2,364	June-2026	261,443,625	(1,804,977)	(1,804,977)
Subtotal—Long Futures Contracts				(2,850,064)	(2,850,064)
Short Futures Contracts
Interest Rate Risk
Euro-Bund	319	June-2026	(46,934,063)	18,300	18,300
U.S. Treasury 5 Year Notes	105	June-2026	(11,322,773)	209,020	209,020
U.S. Treasury 10 Year Ultra Notes	16	June-2026	(1,805,750)	16,698	16,698
U.S. Treasury Long Bonds	22	June-2026	(2,482,563)	104,118	104,118
U.S. Treasury Ultra Bonds	33	June-2026	(3,796,031)	177,573	177,573
Subtotal—Short Futures Contracts				525,709	525,709
Total Futures Contracts				$(2,324,355)	$(2,324,355)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/05/2026	Deutsche Bank AG	USD	189,793,194	BRL	950,040,216	$2,064,356
06/02/2026	Deutsche Bank AG	USD	49,053,682	BRL	247,559,216	579,328
06/17/2026	Deutsche Bank AG	INR	1,629,720,000	USD	17,545,945	464,064
06/17/2026	Deutsche Bank AG	USD	46,807,167	EUR	40,110,000	361,208
06/17/2026	Deutsche Bank AG	USD	4,158,652	MXN	74,611,902	97,223
06/17/2026	Deutsche Bank AG	USD	65,451	SGD	83,090	29
06/17/2026	Deutsche Bank AG	USD	3,140,000	ZAR	54,207,390	103,703
05/05/2026	Goldman Sachs International	USD	187,562,711	BRL	950,040,216	4,294,838
05/08/2026	Goldman Sachs International	JPY	1,549,292,500	USD	11,150,000	1,253,012
06/17/2026	Goldman Sachs International	USD	15,420,000	BRL	78,526,350	268,569
06/17/2026	Goldman Sachs International	USD	35,333,813	CNY	241,538,239	1,061
06/17/2026	Goldman Sachs International	USD	550,979	CZK	11,560,000	5,706
06/17/2026	Goldman Sachs International	USD	6,015,000	MXN	108,506,895	174,252
06/17/2026	Goldman Sachs International	USD	6,230,000	ZAR	106,508,080	143,311
03/19/2027	Goldman Sachs International	INR	15,445,512,500	USD	173,750,000	16,553,204
06/17/2026	J.P. Morgan Chase Bank, N.A.	NZD	4,281,000	USD	2,537,230	4,540
06/17/2026	J.P. Morgan Chase Bank, N.A.	SEK	244,000	USD	26,604	117
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	7,510,557	AUD	10,818,621	272,035
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	4,508	CAD	6,130	14
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	17,225,777	COP	66,329,575,500	827,558
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	262,166,502	EUR	225,545,427	$3,069,380
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	89,950,389	JPY	14,171,756,685	884,878
07/07/2026	J.P. Morgan Chase Bank, N.A.	JPY	1,109,773,800	USD	7,940,000	814,944
06/17/2026	Merrill Lynch International	EUR	8,570	USD	10,125	47
06/17/2026	Merrill Lynch International	PEN	3,661,000	USD	1,044,180	3,371
06/17/2026	Merrill Lynch International	USD	8,080,000	BRL	41,147,400	140,729
06/17/2026	Merrill Lynch International	USD	10,567,030	CLP	9,739,208,959	257,126
06/17/2026	Merrill Lynch International	USD	69,731,676	CNY	479,265,810	380,607
06/17/2026	Merrill Lynch International	USD	6,972,539	EUR	5,963,645	40,561
06/17/2026	Merrill Lynch International	USD	20,877,043	GBP	15,602,661	352,639
06/17/2026	Merrill Lynch International	USD	14,712,564	KRW	21,843,743,581	130,483
06/17/2026	Merrill Lynch International	USD	22,000,000	MXN	400,048,000	818,806
06/17/2026	Merrill Lynch International	USD	1,830,000	ZAR	31,585,800	60,055
06/17/2026	Morgan Stanley and Co. International PLC	USD	25,060,000	EUR	21,676,678	431,241
06/17/2026	Morgan Stanley and Co. International PLC	USD	193,442	PLN	715,000	3,794
06/17/2026	Morgan Stanley and Co. International PLC	USD	10,265,000	ZAR	177,235,490	340,552
06/17/2026	Morgan Stanley and Co. International PLC	ZAR	303,187,501	USD	18,289,759	147,395
06/17/2026	Standard Chartered Bank PLC	USD	7,699,965	AUD	10,997,367	211,212
06/17/2026	UBS AG	USD	7,257,058	CLP	6,760,530,000	256,595
06/17/2026	UBS AG	USD	7,541,248	GBP	5,640,235	133,109
06/17/2026	UBS AG	USD	19,045,000	ZAR	324,724,868	386,133
Subtotal—Appreciation						36,331,785
Currency Risk
05/05/2026	Deutsche Bank AG	BRL	950,040,216	USD	190,213,519	(1,644,030)
06/02/2026	Deutsche Bank AG	BRL	702,481,000	USD	139,196,108	(1,643,917)
06/17/2026	Deutsche Bank AG	EUR	30,910,000	USD	35,546,500	(802,901)
06/17/2026	Deutsche Bank AG	JPY	3,985,974,566	USD	25,070,000	(478,496)
06/17/2026	Deutsche Bank AG	MXN	2,038,697,809	USD	113,840,946	(2,446,721)
06/17/2026	Deutsche Bank AG	USD	10,296,010	INR	956,324,301	(272,314)
05/05/2026	Goldman Sachs International	BRL	950,040,216	USD	182,271,187	(9,586,365)
06/17/2026	Goldman Sachs International	CZK	11,455,819	USD	546,013	(5,655)
06/17/2026	Goldman Sachs International	HUF	63,792,317	USD	184,052	(21,016)
06/17/2026	Goldman Sachs International	MXN	311,394,155	USD	17,530,000	(231,975)
06/17/2026	Goldman Sachs International	ZAR	666,311,720	USD	39,510,894	(360,372)
06/23/2026	Goldman Sachs International	BRL	42,703,450	USD	7,505,000	(1,014,929)
01/26/2027	Goldman Sachs International	TRY	1,586,970,000	USD	27,480,000	(84,762)
03/19/2027	Goldman Sachs International	USD	173,750,000	INR	15,445,512,500	(16,553,204)
06/17/2026	J.P. Morgan Chase Bank, N.A.	AUD	6,245,000	USD	4,405,231	(87,235)
06/17/2026	J.P. Morgan Chase Bank, N.A.	CAD	16,521,786	USD	12,148,359	(38,737)
06/17/2026	J.P. Morgan Chase Bank, N.A.	CNY	204,032,846	USD	29,740,000	(108,173)
06/17/2026	J.P. Morgan Chase Bank, N.A.	COP	75,769,214,000	USD	19,677,249	(945,331)
06/17/2026	J.P. Morgan Chase Bank, N.A.	EUR	190,833,430	USD	221,485,303	(2,930,122)
06/17/2026	J.P. Morgan Chase Bank, N.A.	GBP	5,770,506	USD	7,798,939	(52,670)
06/17/2026	J.P. Morgan Chase Bank, N.A.	JPY	785,281,332	USD	4,998,364	(34,974)
06/17/2026	J.P. Morgan Chase Bank, N.A.	NOK	3,427,015	USD	354,936	(14,785)
06/17/2026	J.P. Morgan Chase Bank, N.A.	TRY	29,641,000	USD	615,996	(13,850)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	36,867,949	EUR	31,180,000	(201,035)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	2,373,411	NZD	4,004,593	(4,247)
06/22/2026	J.P. Morgan Chase Bank, N.A.	ZAR	97,282,500	USD	5,250,000	(569,049)
07/14/2026	J.P. Morgan Chase Bank, N.A.	BRL	21,285,900	USD	3,530,000	(695,676)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
01/08/2027	J.P. Morgan Chase Bank, N.A.	AUD	12,420,000	USD	8,328,852	$(558,089)
05/12/2026	Merrill Lynch International	EUR	16,730,000	USD	19,314,785	(326,799)
06/17/2026	Merrill Lynch International	CNY	52,980,000	USD	7,708,424	(42,074)
06/17/2026	Merrill Lynch International	EUR	1,878,000	USD	2,200,969	(7,513)
06/17/2026	Merrill Lynch International	GBP	102,503,035	USD	136,990,694	(2,479,542)
06/17/2026	Merrill Lynch International	USD	4,992,836	EUR	4,226,088	(23,060)
06/17/2026	Merrill Lynch International	USD	12,121,158	IDR	206,205,143,900	(225,741)
05/13/2026	Morgan Stanley and Co. International PLC	EUR	17,430,000	USD	20,079,360	(385,009)
06/17/2026	Morgan Stanley and Co. International PLC	PLN	159,271	USD	43,091	(845)
06/17/2026	Morgan Stanley and Co. International PLC	USD	427,858	MXN	7,412,328	(5,058)
06/17/2026	Morgan Stanley and Co. International PLC	USD	966,053	ZAR	15,833,563	(18,592)
06/17/2026	Morgan Stanley and Co. International PLC	ZAR	299,251,124	USD	17,530,000	(376,816)
06/17/2026	Standard Chartered Bank PLC	AUD	19,805,285	USD	13,866,956	(380,374)
06/17/2026	Standard Chartered Bank PLC	IDR	202,550,224,500	USD	11,635,000	(49,575)
06/17/2026	Standard Chartered Bank PLC	USD	12,496	THB	398,313	(236)
06/17/2026	UBS AG	JPY	2,323,992,060	USD	14,670,000	(225,856)
Subtotal—Depreciation						(45,947,720)
Total Forward Foreign Currency Contracts						$(9,615,935)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
BNP Paribas S.A.	Sell	1.00%	Quarterly	12/20/2030	0.392%	EUR	9,000,000	$265,627	$280,922	$15,295
Markit iTraxx Europe Crossover Index, Series 45, Version 1	Sell	5.00	Quarterly	06/20/2031	2.928	EUR	68,100,000	(7,252,421)	(7,133,914)	118,507
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.305	EUR	5,170,000	41,690	110,239	68,549
Subtotal - Appreciation								(6,945,104)	(6,742,753)	202,351
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.438	USD	8,280,000	(1,015)	(29,957)	(28,942)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.222	EUR	5,170,000	(29,297)	(122,982)	(93,685)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2030	0.367	EUR	9,000,000	(282,362)	(293,137)	(10,775)
Markit CDX North America High Yield Index, Series 46, Version 1	Buy	(5.00)	Quarterly	06/20/2031	3.306	USD	114,600,000	(8,116,488)	(8,173,042)	(56,554)
Mexico Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	0.648	USD	3,795,000	24,391	(47,305)	(71,696)
Turkey Government International Bonds	Buy	(1.00)	Quarterly	12/20/2030	2.323	USD	3,600,000	213,413	193,090	(20,323)
Subtotal - Depreciation								(8,191,358)	(8,473,333)	(281,975)
Total Centrally Cleared Credit Default Swap Agreements								$(15,136,462)	$(15,216,086)	$(79,624)

(a)
Implied credit spreads represent the current level, as of April 30, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	28 Day MXN TIEF	28 days	7.80%	28 days	05/02/2028	MXN	1,429,085,000	$—	$—	$—
Pay	3 Month JIBAR	Quarterly	8.26	Quarterly	06/17/2036	ZAR	90,160,000	—	19,280	19,280
Pay	BZDIOVRA	At Maturity	13.60	At Maturity	01/02/2031	BRL	43,338,252	—	24,379	24,379
Receive	SOFR	Annually	(4.20)	Annually	07/08/2056	USD	33,350,000	—	31,028	31,028
Pay	6 Month BUBOR	Semi-Annually	5.58	Annually	04/28/2036	HUF	7,329,160,000	—	79,051	79,051
Receive	6 Month EURIBOR	Semi-Annually	(2.83)	Annually	04/23/2031	EUR	46,000,000	—	91,913	91,913
Pay	BZDIOVRA	At Maturity	13.89	At Maturity	01/02/2031	BRL	176,211,668	—	570,896	570,896
Receive	SOFR	Annually	(3.48)	Annually	04/19/2029	USD	198,725,000	—	697,364	697,364
Receive	6 Month EURIBOR	Semi-Annually	(2.87)	Annually	11/06/2055	EUR	11,660,000	—	786,257	786,257
Receive	SOFR	Annually	(3.49)	Annually	02/18/2029	USD	445,700,000	—	1,582,320	1,582,320
Receive	6 Month EURIBOR	Semi-Annually	(1.98)	Annually	01/24/2075	EUR	12,190,000	86,787	3,353,215	3,266,428
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	19,860,000	—	3,499,929	3,499,929
Subtotal — Appreciation								86,787	10,735,632	10,648,845
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	19,860,000	—	(3,510,926)	(3,510,926)
Pay	6 Month EURIBOR	Semi-Annually	2.37	Annually	04/07/2028	EUR	255,760,000	—	(2,708,125)	(2,708,125)
Pay	KWCDC	Quarterly	2.82	Quarterly	11/16/2027	KRW	366,736,600,000	—	(2,372,748)	(2,372,748)
Pay	CORRA	Semi-Annually	2.55	Semi-Annually	02/18/2029	CAD	308,530,000	—	(2,205,889)	(2,205,889)
Pay	CORRA	Semi-Annually	2.57	Semi-Annually	02/17/2029	CAD	308,460,000	—	(2,105,063)	(2,105,063)
Pay	SOFR	Annually	3.17	Annually	08/20/2028	USD	178,940,000	—	(1,809,117)	(1,809,117)
Pay	SOFR	Annually	3.17	Annually	08/21/2028	USD	146,900,000	—	(1,475,957)	(1,475,957)
Pay	6 Month EURIBOR	Semi-Annually	2.42	Annually	01/29/2029	EUR	126,495,000	(18,023)	(1,348,075)	(1,330,052)
Pay	CORRA	Semi-Annually	2.91	Semi-Annually	04/16/2029	CAD	267,015,000	—	(592,318)	(592,318)
Pay	6 Month EURIBOR	Semi-Annually	2.41	Annually	04/07/2028	EUR	52,500,000	—	(503,957)	(503,957)
Pay	3 Month JIBAR	Quarterly	7.67	Quarterly	03/18/2056	ZAR	99,215,000	—	(465,949)	(465,949)
Pay	BZDIOVRA	At Maturity	12.99	At Maturity	01/03/2033	BRL	57,330,742	—	(401,880)	(401,880)
Pay	28 Day MXN TIEF	28 days	6.98	28 days	03/14/2029	MXN	466,690,000	—	(386,357)	(386,357)
Pay	BZDIOVRA	At Maturity	12.91	At Maturity	01/03/2033	BRL	34,931,899	—	(320,197)	(320,197)
Pay	28 Day MXN TIEF	28 days	7.66	28 days	06/11/2031	MXN	485,555,000	—	(298,241)	(298,241)
Pay	BZDIOVRA	At Maturity	13.23	At Maturity	01/02/2031	BRL	87,074,267	—	(258,294)	(258,294)
Pay	TONAR	Annually	2.60	Annually	02/16/2046	JPY	844,210,000	—	(247,837)	(247,837)
Pay	BZDIOVRA	At Maturity	13.30	At Maturity	01/02/2031	BRL	84,150,830	—	(186,962)	(186,962)
Receive	SOFR	Annually	(3.75)	Annually	04/30/2031	USD	80,960,000	—	(142,753)	(142,753)
Pay	BZDIOVRA	At Maturity	13.32	At Maturity	01/03/2033	BRL	34,053,313	—	(114,027)	(114,027)
Pay	BZDIOVRA	At Maturity	13.52	At Maturity	01/02/2031	BRL	87,270,594	—	(23,182)	(23,182)
Pay	3 Month JIBAR	Quarterly	8.18	Quarterly	06/17/2036	ZAR	174,800,000	—	(16,607)	(16,607)
Pay	6 Month EURIBOR	Semi-Annually	3.08	Annually	05/29/2036	EUR	18,635,000	7,198	(3,363)	(10,561)
Pay	BZDIOVRA	At Maturity	13.54	At Maturity	01/03/2033	BRL	18,008,892	—	(2,825)	(2,825)
Subtotal — Depreciation								(10,825)	(21,500,649)	(21,489,824)
Total Centrally Cleared Interest Rate Swap Agreements								$75,962	$(10,765,017)	$(10,840,979)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00%	Quarterly	12/20/2029	1.442%	EUR	24,150,000	$2,122,291	$3,496,615	$1,374,324
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00	Quarterly	12/20/2029	0.339	EUR	44,355,510	6,508,433	8,225,808	1,717,375
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00	Quarterly	12/20/2029	1.442	EUR	13,800,000	1,233,976	1,998,066	764,090
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00	Quarterly	12/20/2029	0.339	EUR	1,928,501	336,784	357,644	20,860
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00	Quarterly	12/20/2029	1.442	EUR	1,050,000	141,684	152,027	10,343
Subtotal—Appreciation									10,343,168	14,230,160	3,886,992
Credit Risk
Goldman Sachs International	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.082	USD	596,515	(45,162)	(46,703)	(1,541)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.082	USD	20,878,039	(1,259,485)	(1,634,615)	(375,130)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 44, Version 1	Sell	5.00	Quarterly	12/20/2030	2.186	EUR	30,850,000	4,758,372	4,383,658	(374,714)
Subtotal—Depreciation									3,453,725	2,702,340	(751,385)
Total Over-The-Counter Credit Default Swap Agreements									$13,796,893	$16,932,500	$3,135,607

(a)
Implied credit spreads represent the current level, as of April 30, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BUBOR	—Budapest Interbank Offered Rate
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Consolidated Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,679,209,452)*	$1,665,628,319
Investments in affiliated money market funds, at value (Cost $97,146,974)	97,143,975
Other investments:
Variation margin receivable — futures contracts	990,374
Variation margin receivable—centrally cleared swap agreements	1,686,479
Swaps receivable — OTC	789,155
Unrealized appreciation on swap agreements — OTC	3,886,992
Premiums paid on swap agreements — OTC	13,796,893
Unrealized appreciation on forward foreign currency contracts outstanding	36,331,785
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	4,816,537
Cash collateral — OTC Derivatives	73,402,588
Cash	23,904,198
Foreign currencies, at value (Cost $4,048,353)	4,043,654
Receivable for:
Investments sold	41,477,624
Fund shares sold	674,546
Dividends	152,337
Interest	18,842,032
Principal paydowns	262,408
Investment for trustee deferred compensation and retirement plans	378,799
Other assets	69,196
Total assets	1,988,277,891
Liabilities:
Other investments:
Options written, at value (premiums received $142,536,822)	148,557,408
Unrealized depreciation on forward foreign currency contracts outstanding	45,947,720
Swaps payable — OTC	125,269
Unrealized depreciation on swap agreements—OTC	751,385
Payable for:
Investments purchased	53,772,742
Dividends	1,366,583
Fund shares reacquired	2,108,197
Collateral upon return of securities loaned	48,002,577
Accrued fees to affiliates	628,043
Accrued trustees’ and officers’ fees and benefits	2,074
Accrued other operating expenses	1,119,219
Trustee deferred compensation and retirement plans	378,799
Unfunded loan commitments	265,927
Total liabilities	303,025,943
Net assets applicable to shares outstanding	$1,685,251,948
Net assets consist of:
Shares of beneficial interest	$2,681,182,089
Distributable earnings (loss)	(995,930,141)
$1,685,251,948
Net Assets:
Class A	$1,234,584,811
Class C	$30,684,318
Class R	$52,389,440
Class Y	$297,536,928
Class R5	$8,571
Class R6	$70,047,880
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	390,925,936
Class C	9,740,991
Class R	16,581,023
Class Y	94,343,504
Class R5	2,710
Class R6	22,269,992
Class A:
Net asset value per share	$3.16
Maximum offering price per share (Net asset value of $3.16 ÷ 95.75%)	$3.30
Class C:
Net asset value and offering price per share	$3.15
Class R:
Net asset value and offering price per share	$3.16
Class Y:
Net asset value and offering price per share	$3.15
Class R5:
Net asset value and offering price per share	$3.16
Class R6:
Net asset value and offering price per share	$3.15

*	At April 30, 2026, securities with an aggregate value of $46,395,313 were on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Consolidated Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $36,321)	$48,407,056
Dividends (net of foreign withholding taxes of $34,384)	380,883
Dividends from affiliated money market funds (includes net securities lending income of $68,742)	1,023,663
Total investment income	49,811,602
Expenses:
Advisory fees	5,074,818
Administrative services fees	122,244
Custodian fees	96,433
Distribution fees:
Class A	1,508,788
Class C	163,983
Class R	133,518
Transfer agent fees — A, C, R and Y	1,094,931
Transfer agent fees — R5	1
Transfer agent fees — R6	8,174
Trustees’ and officers’ fees and benefits	17,320
Registration and filing fees	65,617
Reports to shareholders	72,132
Professional services fees	67,587
Other	13,250
Total expenses	8,438,796
Less: Fees waived and/or expenses reimbursed	(23,052)
Net expenses	8,415,744
Net investment income	41,395,858
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $37,247)	12,208,515
Affiliated investment securities	(5,838)
Foreign currencies	(1,691,178)
Forward foreign currency contracts	(21,221,090)
Futures contracts	(2,371,624)
Options written	44,167,688
Swap agreements	(10,530,804)
20,555,669
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,385,267)
Affiliated investment securities	(3,636)
Foreign currencies	1,325,908
Forward foreign currency contracts	(10,227,458)
Futures contracts	(3,987,588)
Options written	(32,706,082)
Swap agreements	(18,676,602)
(66,660,725)
Net realized and unrealized gain (loss)	(46,105,056)
Net increase (decrease) in net assets resulting from operations	$(4,709,198)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Consolidated Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$41,395,858	$80,318,872
Net realized gain	20,555,669	13,771,823
Change in net unrealized appreciation (depreciation)	(66,660,725)	84,200,661
Net increase (decrease) in net assets resulting from operations	(4,709,198)	178,291,356
Distributions to shareholders from distributable earnings:
Class A	(36,033,458)	(71,095,625)
Class C	(800,497)	(1,613,944)
Class R	(1,443,481)	(2,717,550)
Class Y	(8,679,550)	(9,436,502)
Class R5	(262)	(500)
Class R6	(1,937,887)	(1,468,151)
Total distributions from distributable earnings	(48,895,135)	(86,332,272)
Share transactions–net:
Class A	(31,110,410)	(83,343,096)
Class C	(2,380,775)	(3,738,329)
Class R	(324,166)	386,942
Class Y	65,538,596	105,508,900
Class R6	14,926,666	43,828,595
Net increase in net assets resulting from share transactions	46,649,911	62,643,012
Net increase (decrease) in net assets	(6,954,422)	154,602,096
Net assets:
Beginning of period	1,692,206,370	1,537,604,274
End of period	$1,685,251,948	$1,692,206,370
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$3.26	$0.08	$(0.09)	$(0.01)	$(0.09)	$—	$(0.09)	$3.16	(0.31)%(d)	$1,234,585	1.02%(d)(e)	1.02%(d)(e)	4.79%(d)(e)	32%
Year ended 10/31/25	3.07	0.16	0.20	0.36	(0.17)	—	(0.17)	3.26	12.11 (d)	1,303,951	1.03 (d)	1.05 (d)	5.11 (d)	385
Year ended 10/31/24	2.95	0.16	0.13	0.29	(0.11)	(0.06)	(0.17)	3.07	9.92 (d)	1,311,004	1.05 (d)	1.06 (d)	5.26 (d)	278
Year ended 10/31/23	2.89	0.15	0.06	0.21	(0.12)	(0.03)	(0.15)	2.95	7.14 (d)	1,353,279	1.04 (d)	1.05 (d)	4.89 (d)	75
Year ended 10/31/22	3.56	0.09	(0.66)	(0.57)	—	(0.10)	(0.10)	2.89	(16.12)(d)	1,433,892	1.08 (d)(f)	1.10 (d)(f)	2.89 (d)(f)	88
Year ended 10/31/21	3.58	0.10	(0.03)	0.07	(0.04)	(0.05)	(0.09)	3.56	2.04 (d)	2,004,153	0.99 (d)	1.01 (d)	2.79 (d)	241
Class C
Six months ended 04/30/26	3.25	0.06	(0.08)	(0.02)	(0.08)	—	(0.08)	3.15	(0.70)	30,684	1.78 (e)	1.78 (e)	4.03 (e)	32
Year ended 10/31/25	3.06	0.14	0.20	0.34	(0.15)	—	(0.15)	3.25	11.30	34,024	1.79	1.81	4.35	385
Year ended 10/31/24	2.94	0.14	0.13	0.27	(0.10)	(0.05)	(0.15)	3.06	9.10	35,734	1.81	1.82	4.50	278
Year ended 10/31/23	2.88	0.13	0.05	0.18	(0.10)	(0.02)	(0.12)	2.94	6.34	41,073	1.80	1.81	4.13	75
Year ended 10/31/22	3.55	0.07	(0.66)	(0.59)	—	(0.08)	(0.08)	2.88	(16.83)	48,257	1.84 (f)	1.86 (f)	2.13 (f)	88
Year ended 10/31/21	3.57	0.07	(0.02)	0.05	(0.05)	(0.02)	(0.07)	3.55	1.27	78,455	1.75	1.77	2.03	241
Class R
Six months ended 04/30/26	3.26	0.07	(0.08)	(0.01)	(0.09)	—	(0.09)	3.16	(0.44)	52,389	1.28 (e)	1.28 (e)	4.53 (e)	32
Year ended 10/31/25	3.07	0.15	0.21	0.36	(0.17)	—	(0.17)	3.26	11.84	54,336	1.29	1.31	4.85	385
Year ended 10/31/24	2.95	0.16	0.12	0.28	(0.11)	(0.05)	(0.16)	3.07	9.62	50,908	1.31	1.32	5.00	278
Year ended 10/31/23	2.89	0.14	0.06	0.20	(0.11)	(0.03)	(0.14)	2.95	6.86	52,259	1.30	1.31	4.63	75
Year ended 10/31/22	3.56	0.09	(0.66)	(0.57)	—	(0.10)	(0.10)	2.89	(16.34)	51,836	1.34 (f)	1.36 (f)	2.63 (f)	88
Year ended 10/31/21	3.59	0.09	(0.03)	0.06	(0.05)	(0.04)	(0.09)	3.56	1.49	70,527	1.25	1.27	2.53	241
Class Y
Six months ended 04/30/26	3.25	0.08	(0.08)	0.00	(0.10)	—	(0.10)	3.15	(0.19)	297,537	0.78 (e)	0.78 (e)	5.03 (e)	32
Year ended 10/31/25	3.07	0.17	0.19	0.36	(0.18)	—	(0.18)	3.25	12.04	242,718	0.79	0.81	5.35	385
Year ended 10/31/24	2.94	0.17	0.14	0.31	(0.12)	(0.06)	(0.18)	3.07	10.55	127,842	0.81	0.82	5.50	278
Year ended 10/31/23	2.88	0.16	0.06	0.22	(0.13)	(0.03)	(0.16)	2.94	7.40	107,237	0.80	0.81	5.13	75
Year ended 10/31/22	3.55	0.10	(0.66)	(0.56)	—	(0.11)	(0.11)	2.88	(15.97)	103,794	0.84 (f)	0.86 (f)	3.13 (f)	88
Year ended 10/31/21	3.58	0.11	(0.04)	0.07	(0.04)	(0.06)	(0.10)	3.55	2.00	157,186	0.75	0.77	3.03	241
Class R5
Six months ended 04/30/26	3.26	0.08	(0.08)	0.00	(0.10)	—	(0.10)	3.16	(0.14)	9	0.68 (e)	0.68 (e)	5.13 (e)	32
Year ended 10/31/25	3.07	0.17	0.20	0.37	(0.18)	—	(0.18)	3.26	12.51	9	0.69	0.70	5.45	385
Year ended 10/31/24	2.95	0.17	0.13	0.30	(0.12)	(0.06)	(0.18)	3.07	10.29	8	0.70	0.70	5.61	278
Year ended 10/31/23	2.89	0.16	0.06	0.22	(0.13)	(0.03)	(0.16)	2.95	7.51	8	0.69	0.69	5.24	75
Year ended 10/31/22	3.56	0.11	(0.66)	(0.55)	—	(0.12)	(0.12)	2.89	(15.81)	8	0.73 (f)	0.75 (f)	3.24 (f)	88
Year ended 10/31/21	3.59	0.12	(0.04)	0.08	(0.04)	(0.07)	(0.11)	3.56	2.14	10	0.61	0.62	3.17	241
Class R6
Six months ended 04/30/26	3.24	0.08	(0.07)	0.01	(0.10)	—	(0.10)	3.15	0.17	70,048	0.68 (e)	0.68 (e)	5.13 (e)	32
Year ended 10/31/25	3.06	0.17	0.19	0.36	(0.18)	—	(0.18)	3.24	12.19	57,168	0.69	0.70	5.45	385
Year ended 10/31/24	2.93	0.17	0.14	0.31	(0.12)	(0.06)	(0.18)	3.06	10.68	12,107	0.70	0.70	5.61	278
Year ended 10/31/23	2.87	0.16	0.06	0.22	(0.13)	(0.03)	(0.16)	2.93	7.53	10,731	0.69	0.69	5.24	75
Year ended 10/31/22	3.54	0.11	(0.66)	(0.55)	—	(0.12)	(0.12)	2.87	(15.93)	10,447	0.73 (f)	0.75 (f)	3.24 (f)	88
Year ended 10/31/21	3.57	0.12	(0.04)	0.08	(0.05)	(0.06)	(0.11)	3.54	2.13	18,954	0.61	0.63	3.17	241

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)	Annualized.
(f)	Includes Interest, facilities and maintenance fees of 0.08% for the year ended October 31, 2022.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Notes to Consolidated Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Strategic Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Global Strategic Income Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Strategic Income Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s consolidated financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s

Invesco Global Strategic Income Fund

servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

Invesco Global Strategic Income Fund

N.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity, and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
O.
Call Options Purchased and Written – The Fund may write call options to seek to manage risk exposures in the Fund’s investment portfolio or to earn premiums and/or buy call options for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period.  An uncovered call option exists without the ownership of the underlying security.  Options written by the Fund normally will have expiration dates between three and nine months from the date written.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”.  A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium.  A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index.  Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities.  The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written.  If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.  If a written call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.  Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Options written. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities.  The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased.  Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.  A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
P.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts.  By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price.  In return for this right, the Fund pays an option premium.  The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”.  A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium.  A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index.  Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell.  If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses.  At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities.  The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised.  The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received.  Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities.  Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Options written, respectively. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
Q.
Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial

Invesco Global Strategic Income Fund

margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2026, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
R.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
S.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
T.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
U.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often

Invesco Global Strategic Income Fund

fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.500%
Next $5 billion	0.480%
Over $10 billion	0.460%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.59%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in

Invesco Global Strategic Income Fund

the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $23,052.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $27,370 in front-end sales commissions from the sale of Class A shares and $825 and $524 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$463,359,760	$2,102,879	$465,462,639
Non-U.S. Dollar Denominated Bonds & Notes	—	381,686,446	—	381,686,446
Asset-Backed Securities	—	291,092,617	8,642,319	299,734,936
U.S. Treasury Securities	—	189,151,961	—	189,151,961
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	116,534,978	—	116,534,978
Agency Credit Risk Transfer Notes	—	86,700,404	—	86,700,404
Common Stocks & Other Equity Interests	25,000,136	148,242	100,928	25,249,306
Variable Rate Senior Loan Interests	—	3,024,277	1,673,022	4,697,299
Preferred Stocks	2,223,829	—	0	2,223,829
Commercial Paper	—	—	800,816	800,816
Money Market Funds	49,144,397	47,999,578	—	97,143,975
Options Purchased	—	93,385,705	—	93,385,705
Total Investments in Securities	76,368,362	1,673,083,968	13,319,964	1,762,772,294
Other Investments - Assets*
Futures Contracts	525,709	—	—	525,709
Forward Foreign Currency Contracts	—	36,331,785	—	36,331,785
Swap Agreements	—	14,738,188	—	14,738,188
	525,709	51,069,973	—	51,595,682
Other Investments - Liabilities*
Futures Contracts	(2,850,064)	—	—	(2,850,064)
Forward Foreign Currency Contracts	—	(45,947,720)	—	(45,947,720)
Options Written	—	(148,557,408)	—	(148,557,408)
Swap Agreements	—	(22,523,184)	—	(22,523,184)
	(2,850,064)	(217,028,312)	—	(219,878,376)
Total Other Investments	(2,324,355)	(165,958,339)	—	(168,282,694)
Total Investments	$74,044,007	$1,507,125,629	$13,319,964	$1,594,489,600

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
	Value
Derivative Assets	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$525,709	$525,709
Unrealized appreciation on swap agreements — Centrally Cleared(a)	202,351	—	10,648,845	10,851,196
Unrealized appreciation on forward foreign currency contracts outstanding	—	36,331,785	—	36,331,785
Unrealized appreciation on swap agreements — OTC	3,886,992	—	—	3,886,992
Options purchased, at value — OTC(b)	—	12,736,352	80,649,353	93,385,705
Total Derivative Assets	4,089,343	49,068,137	91,823,907	144,981,387
Derivatives not subject to master netting agreements	(202,351)	—	(11,174,554)	(11,376,905)
Total Derivative Assets subject to master netting agreements	$3,886,992	$49,068,137	$80,649,353	$133,604,482

Invesco Global Strategic Income Fund

Value
Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(2,850,064)	$(2,850,064)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	(281,975)	—	(21,489,824)	(21,771,799)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(45,947,720)	—	(45,947,720)
Unrealized depreciation on swap agreements — OTC	(751,385)	—	—	(751,385)
Options written, at value — OTC	(816,461)	(17,360,701)	(130,380,246)	(148,557,408)
Total Derivative Liabilities	(1,849,821)	(63,308,421)	(154,720,134)	(219,878,376)
Derivatives not subject to master netting agreements	281,975	—	24,339,888	24,621,863
Total Derivative Liabilities subject to master netting agreements	$(1,567,846)	$(63,308,421)	$(130,380,246)	$(195,256,513)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2026.
	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$—	$761,056	$—	$761,056	$—	$(3,228,794)	$—	$(3,228,794)	$(2,467,738)	$—	$2,467,738	$—
BNP Paribas S.A.	—	5,145,911	—	5,145,911	—	(12,637,618)	—	(12,637,618)	(7,491,707)	—	7,491,707	—
Deutsche Bank AG	3,669,911	1,399,819	—	5,069,730	(7,288,379)	(1,213,342)	—	(8,501,721)	(3,431,991)	—	3,431,991	—
Goldman Sachs International	22,693,953	13,428,773	—	36,122,726	(27,858,278)	(24,989,354)	(378,610)	(53,226,242)	(17,103,516)	—	17,103,516	—
J.P. Morgan Chase Bank, N.A.	5,873,466	38,928,770	4,676,147	49,478,383	(6,253,973)	(35,279,906)	(498,044)	(42,031,923)	7,446,460	(7,446,460)	—	—
Merrill Lynch International	2,184,424	2,770,758	—	4,955,182	(3,104,729)	(25,583,676)	—	(28,688,405)	(23,733,223)	—	18,281,000	(5,452,223)
Morgan Stanley and Co. International PLC	922,982	29,838,119	—	30,761,101	(786,320)	(45,624,718)	—	(46,411,038)	(15,649,937)	—	15,649,937	—
Standard Chartered Bank PLC	211,212	—	—	211,212	(430,185)	—	—	(430,185)	(218,973)	—	—	(218,973)
UBS AG	775,837	1,112,499	—	1,888,336	(225,856)	—	—	(225,856)	1,662,480	(1,210,010)	—	452,470
Total	$36,331,785	$93,385,705	$4,676,147	$134,393,637	$(45,947,720)	$(148,557,408)	$(876,654)	$(195,381,782)	$(60,988,145)	$(8,656,470)	$64,425,889	$(5,218,726)
Effect of Derivative Investments for the six months ended April 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(21,221,090)	$-	$-	$(21,221,090)
Futures contracts	-	-	-	(2,371,624)	(2,371,624)
Options purchased(a)	-	1,827,884	469,312	(1,553,612)	743,584
Options written	-	14,000,888	-	30,166,800	44,167,688
Swap agreements	(2,718,264)	-	-	(7,812,540)	(10,530,804)

Invesco Global Strategic Income Fund

Location of Gain (Loss) on Consolidated Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$-	$(10,227,458)	$-	$-	$(10,227,458)
Futures contracts	-	-	-	(3,987,588)	(3,987,588)
Options purchased(a)	-	2,427,492	273,103	(2,041,340)	659,255
Options written	(1,299,375)	(1,330,516)	-	(30,076,191)	(32,706,082)
Swap agreements	(75,625)	-	-	(18,600,977)	(18,676,602)
Total	$(4,093,264)	$(14,522,800)	$742,415	$(36,277,072)	$(54,150,721)

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
on unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Index Options Purchased	Swaptions Purchased	Foreign Currency Options Purchased	Future Options Written	Swaptions Written	Foreign Currency Options Written	Swap Agreements
Average notional value	$3,023,760,861	$683,929,298	$54,900,000	$2,915,082,794	$1,156,041,802	$728,427,667	$9,970,235,431	$1,392,822,340	$3,698,666,458
Average contracts	—	—	90	—	—	6,489	—	—	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of April 30, 2026. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.
Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
CoreWeave Compute Acquisition Co. VIII LLC	Delayed Draw Term Loan	$265,927	$2,004
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$515,981,333	$428,587,832	$944,569,165
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $492,350,881 and $466,603,025, respectively. As of April 30, 2026, the aggregate cost of

Invesco Global Strategic Income Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$125,817,552
Aggregate unrealized (depreciation) of investments	(194,183,237)
Net unrealized appreciation (depreciation) of investments	$(68,365,685)
Cost of investments for tax purposes is $1,676,652,178.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	10,077,011	$32,728,452	18,526,197	$58,646,833
Class C	1,263,228	4,087,151	2,559,098	8,086,020
Class R	1,209,780	3,926,885	2,592,265	8,208,632
Class Y	41,601,572	135,593,797	48,904,832	155,997,968
Class R6	6,465,524	20,820,959	15,919,950	50,907,866
Issued as reinvestment of dividends:
Class A	9,380,719	30,395,684	18,663,946	59,307,873
Class C	234,287	757,055	483,228	1,531,169
Class R	437,259	1,416,428	837,596	2,663,870
Class Y	2,124,843	6,869,457	2,291,277	7,297,736
Class R6	512,211	1,651,768	402,690	1,285,619
Automatic conversion of Class C shares to Class A shares:
Class A	866,124	2,805,222	1,534,393	4,863,225
Class C	(868,783)	(2,805,222)	(1,538,471)	(4,863,225)
Reacquired:
Class A	(29,929,944)	(97,039,768)	(65,197,796)	(206,161,027)
Class C	(1,367,500)	(4,419,759)	(2,694,366)	(8,492,293)
Class R	(1,747,670)	(5,667,479)	(3,317,674)	(10,485,560)
Class Y	(24,033,073)	(76,924,658)	(18,240,021)	(57,786,804)
Class R6	(2,340,783)	(7,546,061)	(2,649,284)	(8,364,890)
Net increase in share activity	13,884,805	$46,649,911	19,077,860	$62,643,012

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Global Strategic Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Global Strategic Income Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-GLSI-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Health Care Fund
Nasdaq:
A: GGHCX ■ C: GTHCX ■ R: GTHRX ■ Y: GGHYX ■ Investor: GTHIX ■ R6: GGHSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.31%
Biotechnology–29.12%
AbbVie, Inc.	193,684	$40,929,303
Abivax S.A., ADR (France)(b)(c)	18,814	2,208,387
argenx SE, ADR (Netherlands)(b)	52,976	41,412,399
Arrowhead Pharmaceuticals, Inc.(b)	59,543	4,375,220
Ascendis Pharma A/S (Denmark)(b)(c)	54,101	12,409,687
BeOne Medicines Ltd., ADR(b)	12,955	3,825,223
BridgeBio Pharma, Inc.(b)	216,227	15,375,902
Caris Life Sciences, Inc.(b)(c)	110,484	2,099,196
Cogent Biosciences, Inc.(b)	74,261	2,657,801
Cytokinetics, Inc.(b)(c)	48,114	3,077,853
Dianthus Therapeutics, Inc.(b)	33,618	2,951,660
Gilead Sciences, Inc.	337,004	44,093,603
Halozyme Therapeutics, Inc.(b)	155,098	9,873,539
Insmed, Inc.(b)	120,502	16,428,038
Ionis Pharmaceuticals, Inc.(b)	107,312	8,022,645
Madrigal Pharmaceuticals, Inc.(b)(c)	21,162	10,949,007
Mirum Pharmaceuticals, Inc.(b)	29,963	2,915,699
Natera, Inc.(b)	63,752	13,143,112
Nuvalent, Inc., Class A(b)(c)	33,246	3,333,909
Palvella Therapeutics, Inc.(b)(c)	20,783	2,666,875
Protagonist Therapeutics, Inc.(b)	103,952	10,288,129
Regeneron Pharmaceuticals, Inc.	32,335	22,862,785
Revolution Medicines, Inc.(b)	58,564	8,440,244
Rhythm Pharmaceuticals, Inc.(b)(c)	30,683	2,496,369
Twist Bioscience Corp.(b)(c)	74,708	4,366,683
United Therapeutics Corp.(b)	23,038	13,162,761
Vertex Pharmaceuticals, Inc.(b)	50,958	21,778,430
Xenon Pharmaceuticals, Inc. (Canada)(b)	52,646	2,950,282
		329,094,741
Health Care Distributors–8.43%
Cardinal Health, Inc.	110,152	21,246,118
Cencora, Inc.	114,429	35,245,276
McKesson Corp.	47,553	38,765,206
		95,256,600
Health Care Equipment–6.80%
Boston Scientific Corp.(b)	81,544	4,697,750
Edwards Lifesciences Corp.(b)	192,738	16,093,623
Glaukos Corp.(b)	15,048	2,161,946
Globus Medical, Inc., Class A(b)	87,598	7,899,588
IDEXX Laboratories, Inc.(b)	23,511	13,184,969
Intuitive Surgical, Inc.(b)	30,687	14,042,678
LeMaitre Vascular, Inc.(c)	44,039	4,833,280
STERIS PLC	33,121	7,183,282
Stryker Corp.	10,670	3,362,437
TransMedics Group, Inc.(b)	33,601	3,386,645
		76,846,198
Health Care Facilities–3.05%
Encompass Health Corp.	72,303	7,230,300
HCA Healthcare, Inc.	43,787	19,023,262
Shares		Value
Health Care Facilities–(continued)
Tenet Healthcare Corp.(b)	46,569	$8,248,301
		34,501,863
Health Care REITs–2.32%
Welltower, Inc.	120,441	26,176,647
Health Care Services–6.81%
BillionToOne, Inc.(b)(c)	14,768	1,108,339
BrightSpring Health Services, Inc.(b)	482,157	23,129,071
CVS Health Corp.	224,493	18,698,022
GeneDx Holdings Corp.(b)(c)	50,738	3,190,913
Guardant Health, Inc.(b)	152,178	13,251,660
Labcorp Holdings, Inc.	27,780	7,133,904
Quest Diagnostics, Inc.	35,921	6,975,858
RadNet, Inc.(b)(c)	62,732	3,547,495
		77,035,262
Health Care Supplies–1.04%
Medline, Inc., Class A(b)	264,708	11,771,565
Health Care Technology–0.32%
Heartflow, Inc.(b)(c)	121,178	3,606,257
Life Sciences Tools & Services–4.09%
BioLife Solutions, Inc.(b)	151,657	3,196,930
Bio-Techne Corp.	44,813	2,479,055
Charles River Laboratories International, Inc.(b)	13,052	2,179,292
Lonza Group AG (Switzerland)	14,888	9,153,454
Medpace Holdings, Inc.(b)	8,661	3,626,014
Mettler-Toledo International, Inc.(b)	10,479	13,377,596
Repligen Corp.(b)	32,126	3,800,827
Thermo Fisher Scientific, Inc.	17,604	8,431,612
		46,244,780
Managed Health Care–4.56%
Alignment Healthcare, Inc.(b)(c)	384,307	8,662,280
UnitedHealth Group, Inc.	115,678	42,856,385
		51,518,665
Pharmaceuticals–30.77%
AstraZeneca PLC (United Kingdom)	252,371	47,286,754
Axsome Therapeutics, Inc.(b)	87,700	18,219,675
Eli Lilly and Co.	116,826	109,185,580
Galderma Group AG, Class A (Switzerland)(b)	49,726	10,432,184
Johnson & Johnson	287,695	66,126,696
Ligand Pharmaceuticals, Inc.(b)(c)	45,648	10,473,934
Merck & Co., Inc.	234,875	25,643,652
Phathom Pharmaceuticals, Inc.(b)(c)	184,910	2,070,992
Rapport Therapeutics, Inc.(b)(c)	109,966	3,643,174
Royalty Pharma PLC, Class A	440,990	22,089,189
Sandoz Group AG (Switzerland)	169,209	13,572,836
Tarsus Pharmaceuticals, Inc.(b)	50,546	3,215,231
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Health Care Fund

Shares		Value
Pharmaceuticals–(continued)
UCB S.A. (Belgium)	58,259	$15,863,418
		347,823,315
Total Common Stocks & Other Equity Interests (Cost $755,308,903)		1,099,875,893
Money Market Funds–2.85%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	11,047,760	11,047,760
Invesco Treasury Portfolio, Institutional Class, 3.55%(d)(e)	21,171,429	21,171,429
Total Money Market Funds (Cost $32,219,189)		32,219,189
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $787,528,092)		1,132,095,082
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.17%
Invesco Private Government Fund, 3.63%(d)(e)(f)	13,135,628	$13,135,628
Invesco Private Prime Fund, 3.78%(d)(e)(f)	34,058,852	34,062,258
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,198,518)		47,197,886
TOTAL INVESTMENTS IN SECURITIES–104.33% (Cost $834,726,610)		1,179,292,968
OTHER ASSETS LESS LIABILITIES—(4.33)%		(48,990,400)
NET ASSETS–100.00%		$1,130,302,568
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,293,643	$60,511,787	$(58,757,670)	$-	$-	$11,047,760	$223,088
Invesco Treasury Portfolio, Institutional Class	17,913,782	112,379,034	(109,121,387)	-	-	21,171,429	422,517
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,367,806	100,151,451	(96,383,629)	-	-	13,135,628	163,988*
Invesco Private Prime Fund	24,364,368	182,481,830	(172,777,748)	(442)	(5,750)	34,062,258	440,971*
Total	$60,939,599	$455,524,102	$(437,040,434)	$(442)	$(5,750)	$79,417,075	$1,250,564

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Health Care Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $755,308,903)*	$1,099,875,893
Investments in affiliated money market funds, at value (Cost $79,417,707)	79,417,075
Foreign currencies, at value (Cost $22,179)	22,304
Receivable for:
Investments sold	1,500,765
Fund shares sold	81,019
Dividends	1,763,256
Investment for trustee deferred compensation and retirement plans	246,497
Other assets	84,805
Total assets	1,182,991,614
Liabilities:
Payable for:
Investments purchased	3,571,547
Fund shares reacquired	1,049,965
Collateral upon return of securities loaned	47,198,518
Accrued fees to affiliates	516,883
Accrued trustees’ and officers’ fees and benefits	2,036
Accrued other operating expenses	62,387
Trustee deferred compensation and retirement plans	287,710
Total liabilities	52,689,046
Net assets applicable to shares outstanding	$1,130,302,568
Net assets consist of:
Shares of beneficial interest	$715,614,486
Distributable earnings	414,688,082
$1,130,302,568
Net Assets:
Class A	$562,717,063
Class C	$11,372,024
Class R	$247,036
Class Y	$47,132,065
Investor Class	$507,079,619
Class R6	$1,754,761
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	15,533,348
Class C	701,318
Class R	6,828
Class Y	1,237,280
Investor Class	13,993,629
Class R6	45,700
Class A:
Net asset value per share	$36.23
Maximum offering price per share (Net asset value of $36.23 ÷ 94.50%)	$38.34
Class C:
Net asset value and offering price per share	$16.22
Class R:
Net asset value and offering price per share	$36.18
Class Y:
Net asset value and offering price per share	$38.09
Investor Class:
Net asset value and offering price per share	$36.24
Class R6:
Net asset value and offering price per share	$38.40

*	At April 30, 2026, securities with an aggregate value of $47,278,162 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Health Care Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $25,838)	$4,615,701
Dividends from affiliated money market funds (includes net securities lending income of $77,786)	723,391
Total investment income	5,339,092
Expenses:
Advisory fees	3,870,414
Administrative services fees	86,782
Custodian fees	6,705
Distribution fees:
Class A	757,153
Class C	62,830
Class R	507
Investor Class	677,919
Transfer agent fees — A, C, R, Y and Investor	724,168
Transfer agent fees — R6	212
Trustees’ and officers’ fees and benefits	15,626
Registration and filing fees	59,003
Reports to shareholders	34,153
Professional services fees	38,682
Other	13,516
Total expenses	6,347,670
Less: Fees waived and/or expenses reimbursed	(16,301)
Net expenses	6,331,369
Net investment income (loss)	(992,277)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	75,119,772
Affiliated investment securities	(5,750)
Foreign currencies	15,963
75,129,985
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(112,929,743)
Affiliated investment securities	(442)
Foreign currencies	11,289
(112,918,896)
Net realized and unrealized gain (loss)	(37,788,911)
Net increase (decrease) in net assets resulting from operations	$(38,781,188)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Health Care Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income (loss)	$(992,277)	$(1,332,923)
Net realized gain	75,129,985	72,195,336
Change in net unrealized appreciation (depreciation)	(112,918,896)	(7,943,504)
Net increase (decrease) in net assets resulting from operations	(38,781,188)	62,918,909
Distributions to shareholders from distributable earnings:
Class A	(33,936,622)	(30,410,292)
Class C	(1,498,004)	(1,437,362)
Class R	(10,050)	—
Class Y	(2,866,550)	(2,113,976)
Investor Class	(30,315,831)	(26,741,299)
Class R6	(90,653)	(85,414)
Total distributions from distributable earnings	(68,717,710)	(60,788,343)
Share transactions–net:
Class A	(3,987,008)	(42,916,064)
Class C	406,022	(2,169,780)
Class R	161,817	107,752
Class Y	(16,929,192)	19,235,896
Investor Class	4,242,676	(32,658,406)
Class R6	307,640	(362,845)
Net increase (decrease) in net assets resulting from share transactions	(15,798,045)	(58,763,447)
Net increase (decrease) in net assets	(123,296,943)	(56,632,881)
Net assets:
Beginning of period	1,253,599,511	1,310,232,392
End of period	$1,130,302,568	$1,253,599,511
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Health Care Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$39.66	$(0.03)	$(1.20)	$(1.23)	$—	$(2.20)	$(2.20)	$36.23	(3.41)%	$562,717	1.05%(d)	1.05%(d)	(0.17)%(d)	31%
Year ended 10/31/25	39.45	(0.04)	2.09	2.05	—	(1.84)	(1.84)	39.66	5.59	620,083	1.06	1.06	(0.12)	59
Year ended 10/31/24	32.52	(0.08)	7.01	6.93	—	—	—	39.45	21.31	662,230	1.04	1.04	(0.20)	56
Year ended 10/31/23	34.13	(0.01)	(1.60)	(1.61)	—	—	—	32.52	(4.72)	607,032	1.05	1.05	(0.05)	59
Year ended 10/31/22	50.30	(0.05)	(6.19)	(6.24)	—	(9.93)	(9.93)	34.13	(14.73)	696,308	1.04	1.04	(0.16)	44
Year ended 10/31/21	41.82	(0.11)	11.49	11.38	(0.01)	(2.89)	(2.90)	50.30	28.20	896,054	1.02	1.02	(0.24)	78
Class C
Six months ended 04/30/26	19.01	(0.08)	(0.51)	(0.59)	—	(2.20)	(2.20)	16.22	(3.76)	11,372	1.80 (d)	1.80 (d)	(0.92)(d)	31
Year ended 10/31/25	20.03	(0.15)	0.97	0.82	—	(1.84)	(1.84)	19.01	4.80	12,906	1.81	1.81	(0.87)	59
Year ended 10/31/24	16.63	(0.19)	3.59	3.40	—	—	—	20.03	20.44	16,024	1.79	1.79	(0.95)	56
Year ended 10/31/23	17.59	(0.14)	(0.82)	(0.96)	—	—	—	16.63	(5.46)	15,508	1.80	1.80	(0.80)	59
Year ended 10/31/22	31.06	(0.17)	(3.37)	(3.54)	—	(9.93)	(9.93)	17.59	(15.35)	20,023	1.79	1.79	(0.91)	44
Year ended 10/31/21	26.99	(0.29)	7.25	6.96	—	(2.89)	(2.89)	31.06	27.26	29,391	1.77	1.77	(0.99)	78
Class R
Six months ended 04/30/26	39.66	(0.08)	(1.20)	(1.28)	—	(2.20)	(2.20)	36.18	(3.54)	247	1.30 (d)	1.30 (d)	(0.42)(d)	31
Period ended 10/31/25(e)	37.49	(0.00)	2.17	2.17	—	—	—	39.66	5.79	108	1.05 (d)	1.09 (d)	(0.11)(d)	59
Class Y
Six months ended 04/30/26	41.55	0.02	(1.28)	(1.26)	—	(2.20)	(2.20)	38.09	(3.32)	47,132	0.80 (d)	0.80 (d)	0.08 (d)	31
Year ended 10/31/25	41.14	0.05	2.20	2.25	—	(1.84)	(1.84)	41.55	5.85	68,101	0.81	0.81	0.13	59
Year ended 10/31/24	33.83	0.02	7.29	7.31	—	—	—	41.14	21.61	47,767	0.79	0.79	0.05	56
Year ended 10/31/23	35.41	0.07	(1.65)	(1.58)	—	—	—	33.83	(4.46)	38,762	0.80	0.80	0.20	59
Year ended 10/31/22	51.69	0.04	(6.39)	(6.35)	—	(9.93)	(9.93)	35.41	(14.51)	46,087	0.79	0.79	0.09	44
Year ended 10/31/21	42.90	0.00	11.79	11.79	(0.11)	(2.89)	(3.00)	51.69	28.52	60,527	0.77	0.77	0.01	78
Investor Class
Six months ended 04/30/26	39.67	(0.03)	(1.20)	(1.23)	—	(2.20)	(2.20)	36.24	(3.40)	507,080	1.05 (d)	1.05 (d)	(0.17)(d)	31
Year ended 10/31/25	39.46	(0.04)	2.09	2.05	—	(1.84)	(1.84)	39.67	5.59	550,804	1.06	1.06	(0.12)	59
Year ended 10/31/24	32.53	(0.08)	7.01	6.93	—	—	—	39.46	21.30	582,238	1.04	1.04	(0.20)	56
Year ended 10/31/23	34.14	(0.01)	(1.60)	(1.61)	—	—	—	32.53	(4.72)	522,684	1.05	1.05	(0.05)	59
Year ended 10/31/22	50.31	(0.05)	(6.19)	(6.24)	—	(9.93)	(9.93)	34.14	(14.73)	588,159	1.04	1.04	(0.16)	44
Year ended 10/31/21	41.83	(0.11)	11.49	11.38	(0.01)	(2.89)	(2.90)	50.31	28.20	745,607	1.02	1.02	(0.24)	78
Class R6
Six months ended 04/30/26	41.84	0.04	(1.28)	(1.24)	—	(2.20)	(2.20)	38.40	(3.24)	1,755	0.70 (d)	0.70 (d)	0.18 (d)	31
Year ended 10/31/25	41.38	0.09	2.21	2.30	—	(1.84)	(1.84)	41.84	5.94	1,597	0.71	0.71	0.23	59
Year ended 10/31/24	33.99	0.06	7.33	7.39	—	—	—	41.38	21.74	1,974	0.70	0.70	0.14	56
Year ended 10/31/23	35.56	0.11	(1.68)	(1.57)	—	—	—	33.99	(4.42)	1,467	0.70	0.70	0.30	59
Year ended 10/31/22	51.82	0.07	(6.40)	(6.33)	—	(9.93)	(9.93)	35.56	(14.42)	1,262	0.69	0.69	0.19	44
Year ended 10/31/21	42.97	0.04	11.83	11.87	(0.13)	(2.89)	(3.02)	51.82	28.66	2,174	0.69	0.69	0.09	78

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement Date of September 30, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Health Care Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Health Care Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares:  Class A, Class C, Class R, Class Y, Investor Class and Class R6. Class Y shares are available only to certain investors.  Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC").  Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco Health Care Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not
9
Invesco Health Care Fund

increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser $4,667 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s performance is vulnerable to factors affecting the health care sector, including significant government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $350 million	0.750%
Next $350 million	0.650%
Next $1.3 billion	0.550%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.64%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated
10
Invesco Health Care Fund

Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $16,301.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Class R Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $20,758 in front-end sales commissions from the sale of Class A shares and $1,874 and $99 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2026, the Fund incurred $29,518 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,050,854,001	$49,021,892	$—	$1,099,875,893
Money Market Funds	32,219,189	47,197,886	—	79,417,075
Total Investments	$1,083,073,190	$96,219,778	$—	$1,179,292,968
11
Invesco Health Care Fund

NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $368,982,745 and $453,252,690, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$357,533,480
Aggregate unrealized (depreciation) of investments	(15,891,451)
Net unrealized appreciation of investments	$341,642,029
Cost of investments for tax purposes is $837,650,939.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	212,231	$8,293,310	588,888	$21,843,033
Class C	63,789	1,117,791	144,513	2,587,323
Class R	3,914	154,757	2,728	107,752
Class Y	195,839	8,187,538	747,205	29,650,732
Investor Class	40,564	1,577,462	92,149	3,447,154
Class R6	9,701	396,916	3,972	152,557
Issued as reinvestment of dividends:
Class A	783,941	30,079,805	743,683	27,151,869
Class C	85,901	1,479,220	77,866	1,371,223
Class R	247	9,463	-	-
Class Y	57,674	2,324,846	44,821	1,710,380
Investor Class	709,226	27,220,084	663,643	24,236,247
Class R6	1,709	69,410	1,668	64,065
Automatic conversion of Class C shares to Class A shares:
Class A	18,102	688,481	49,053	1,832,469
Class C	(40,201)	(688,481)	(101,536)	(1,832,469)
12
Invesco Health Care Fund

Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(1,114,273)	$(43,048,604)	(2,533,799)	$(93,743,435)
Class C	(87,187)	(1,502,508)	(241,928)	(4,295,857)
Class R	(61)	(2,403)	-	-
Class Y	(655,335)	(27,441,576)	(314,078)	(12,125,216)
Investor Class	(639,176)	(24,554,870)	(1,627,050)	(60,341,807)
Class R6	(3,869)	(158,686)	(15,182)	(579,467)
Net increase (decrease) in share activity	(357,264)	$(15,798,045)	(1,673,384)	$(58,763,447)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 14% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Health Care Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco Health Care Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
GHC-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco International Bond Fund
Nasdaq:
A: OIBAX ■ C: OIBCX ■ R: OIBNX ■ Y: OIBYX ■ R5: INBQX ■ R6: OIBIX

2	Consolidated Schedule of Investments
19	Consolidated Financial Statements
22	Consolidated Financial Highlights
23	Notes to Consolidated Financial Statements
34	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
April 30, 2026
(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–45.70%(a)
Argentina–0.70%
Argentina Treasury Bond,
15.50%, 10/17/2026	ARS	135,000,000	$92,331
29.50%, 05/27/2027(b)	ARS	14,350,000,000	11,045,418
			11,137,749
Australia–3.11%
Australia Government Bond, 2.50%, 09/20/2030(c)	AUD	10,280,000	11,518,905
South Australian Government Financing Authority, 4.50%, 05/23/2031(c)	AUD	54,000,000	37,770,473
			49,289,378
Austria–0.18%
Erste Group Bank AG, 6.38% (EUAMDB05 + 4.01%)(c)(d)	EUR	2,400,000	2,926,000
Brazil–12.03%
Brazil Notas do Tesouro Nacional,
Class NTNF, 10.00%, 01/01/2031	BRL	753,000,000	133,918,598
Series B, 6.00%, 05/15/2055	BRL	69,000,000	56,936,741
			190,855,339
Colombia–0.44%
Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(c)	COP	8,000,000,000	1,651,349
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(c)	COP	23,500,000,000	5,376,887
			7,028,236
France–2.65%
BNP Paribas S.A.,
2.75%, (3 mo. EURIBOR + 1.37%), 07/25/2028(c)(e)	EUR	10,000,000	11,690,686
2.00%, (5 yr. UK Gilt Rate + 1.65%), 05/24/2031(c)(e)	GBP	5,000,000	6,794,060
BPCE S.A., Series NC5, 1.50% (5 yr. EUR Swap Rate + 1.75%), 01/13/2042(c)(e)	EUR	7,000,000	8,144,537
Electricite de France S.A.,
7.50%(5 yr. EUR Swap Rate + 4.86%)(c)(d)(e)	EUR	1,600,000	2,017,279
4.38%(EUAMDB05 + 2.07%)(c)(d)	EUR	1,400,000	1,601,266
La Banque Postale S.A., 3.88% (EUAMDB05 + 4.01%)(c)(d)	EUR	10,000,000	11,744,818
			41,992,646
	Principal Amount		Value
Germany–1.53%
Deutsche Bank AG, 4.50% (EUAMDB05 + 4.55%)(c)(d)	EUR	7,000,000	$8,203,208
Hannover Rueck SE, 5.88% (3 mo. EURIBOR + 3.75%), 08/26/2043(c)(e)	EUR	5,000,000	6,469,798
Mercedes-Benz Finance Canada, Inc., 5.14%, 06/29/2026	CAD	5,000,000	3,695,403
Norddeutsche Landesbank - Girozentrale, 4.38% (EUAMDB05 + 2.00%), 12/10/2035(c)	EUR	5,000,000	5,871,659
			24,240,068
Greece–0.19%
Eurobank S.A., 5.88% (1 yr. EUR Swap Rate + 2.83%), 11/28/2029(c)(e)	EUR	2,500,000	3,108,858
India–0.60%
India Government Bond, 7.09%, 08/05/2054	INR	950,000,000	9,457,596
Italy–1.11%
UniCredit S.p.A., 7.50% (EUAMDB05 + 7.33%)(c)(d)	EUR	15,000,000	17,681,986
Ivory Coast–0.37%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(c)	EUR	5,000,000	5,894,765
Mexico–11.32%
Mexican Bonos, Series M, 8.50%, 02/28/2030	MXN	2,615,000,000	149,598,992
Mexican Udibonos, Series S, 4.00%, 08/30/2029	MXN	530,069,220	29,947,857
			179,546,849
South Africa–4.96%
Republic of South Africa Government Bond,
Series 2040, 9.00%, 01/31/2040	ZAR	450,000,000	26,431,614
Series 2048, 8.75%, 02/28/2048	ZAR	920,000,000	52,212,756
			78,644,370
Spain–2.48%
Spain Government Bond, 2.80%, 05/31/2026	EUR	26,000,000	30,530,225
Telefonica Europe, B.V., 6.75% (EUSA8 + 3.62%)(c)(d)	EUR	7,000,000	8,899,318
			39,429,543
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco International Bond Fund

	Principal Amount		Value
Supranational–1.26%
Corporacion Andina de Fomento, 10.35%, 03/15/2033(c)	MXN	200,000,000	$12,067,436
International Finance Corp., 0.00%, 04/26/2052(f)	MXN	1,475,000,000	7,916,034
			19,983,470
United Kingdom–1.91%
Allwyn Entertainment Financing (UK) PLC, 4.13%, 02/15/2031(c)	EUR	8,000,000	9,140,601
Barclays PLC, 8.88% (5 yr. UK Gilt Rate + 6.96%)(c)(d)(e)	GBP	15,000,000	21,121,129
			30,261,730
United States–0.86%
Ford Motor Credit Co. LLC, 6.86%, 06/05/2026	GBP	10,000,000	13,631,374
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $706,323,868)			725,109,957

U.S. Dollar Denominated Bonds & Notes–16.12%
Argentina–1.07%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(g)		$4,320,000	3,726,216
3.50%, 07/09/2041(g)		7,000,000	4,840,500
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(c)		2,500,000	2,578,125
YPF S.A.,
6.95%, 07/21/2027(c)		1,000,000	1,005,908
8.75%, 09/11/2031(c)		4,550,000	4,834,148
			16,984,897
Brazil–1.58%
Arcos Dorados B.V., 6.38%, 01/29/2032(c)		2,280,000	2,389,440
Minerva (Luxembourg) S.A., 8.88%, 09/13/2033(c)		2,500,000	2,667,770
Petrobras Global Finance B.V.,
6.50%, 07/03/2033		2,500,000	2,598,438
6.25%, 01/10/2036(h)		5,000,000	5,000,500
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(c)		5,970,000	5,943,246
Vale Overseas Ltd., 6.00%, 02/25/2056(c)(e)		6,500,000	6,531,850
			25,131,244
Canada–0.19%
TELUS Corp., 6.38%, 06/09/2056(i)		2,984,000	2,985,459
Chile–0.95%
Banco de Credito e Inversiones S.A., 8.75% (5 yr. U.S. Treasury Yield Curve Rate + 4.94%)(c)(d)(e)		2,500,000	2,686,450
Principal Amount		Value
Chile–(continued)
Banco del Estado de Chile, 7.95% (5 yr. U.S. Treasury Yield Curve Rate + 3.23%)(c)(d)(e)	$1,450,000	$1,538,813
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(c)	2,116,299	2,164,973
Sociedad Quimica y Minera de Chile S.A.,
5.50%, 09/10/2034(c)	6,785,000	6,840,976
5.63% (5 yr. U.S. Treasury Yield Curve Rate + 1.92%), 04/22/2056(c)(e)	1,800,000	1,790,190
		15,021,402
China–0.15%
Prosus N.V., 3.68%, 01/21/2030(c)	2,500,000	2,403,572
Colombia–0.51%
Ecopetrol S.A.,
8.63%, 01/19/2029	5,000,000	5,307,315
7.75%, 02/01/2032	2,680,000	2,748,179
		8,055,494
Dominican Republic–0.19%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(c)	2,975,000	3,090,281
Egypt–0.23%
Egypt Government International Bond, 8.63%, 02/04/2030(c)	3,490,000	3,693,531
France–1.93%
AXA, 5.13% (SOFR + 4.14%), 01/17/2047(c)(e)	12,500,000	12,516,836
Electricite de France S.A., 9.13%(c)(d)(e)(h)	7,000,000	8,165,087
Societe Generale S.A., 4.75% (5 yr. U.S. Treasury Yield Curve Rate + 3.93%)(c)(d)(e)	10,000,000	10,003,925
		30,685,848
Guatemala–0.13%
Energuate Trust 2.0, 6.35%, 09/15/2035(c)	2,000,000	2,007,299
India–0.32%
Muthoot Finance Ltd., 7.13%, 02/14/2028(c)	5,000,000	5,086,874
Ireland–0.15%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	2,395,833	2,325,862
Japan–0.33%
RLGH Finance Bermuda Ltd., 6.75%, 07/02/2035(c)	5,000,000	5,162,136
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco International Bond Fund

Principal Amount		Value
Luxembourg–0.47%
Delphos Securities S.a.r.l.,
11.00%, 04/29/2056(c)	$7,500,000	$7,125,000
0.00%(c)(d)(f)	375,000	375,000
		7,500,000
Macau–0.33%
MGM China Holdings Ltd., 5.88%, 05/15/2026(c)	3,520,000	3,516,932
Wynn Macau Ltd., 6.75%, 02/15/2034(c)(h)	1,750,000	1,755,371
		5,272,303
Mexico–0.92%
Banco Mercantil del Norte S.A., 8.38% (10 yr. U.S. Treasury Yield Curve Rate + 7.76%)(c)(d)(e)(h)	2,500,000	2,660,387
BBVA Mexico S.A., 7.63% (5 yr. U.S. Treasury Yield Curve Rate + 3.38%), 02/11/2035(c)(e)	6,000,000	6,265,200
CEMEX S.A.B. de C.V., 5.13% (5 yr. U.S. Treasury Yield Curve Rate + 4.53%)(c)(d)(e)	3,050,000	3,046,683
Petroleos Mexicanos, 8.75%, 06/02/2029	2,500,000	2,677,950
		14,650,220
Netherlands–0.63%
ING Groep N.V., 5.75% (5 yr. U.S. Treasury Yield Curve Rate + 4.34%)(d)(e)	10,000,000	10,030,830
Peru–0.31%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(c)	2,885,000	2,964,857
Orazul Energy Peru S.A., 6.25%, 09/17/2032(c)	1,896,000	1,915,863
		4,880,720
Serbia–0.16%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(c)	2,468,000	2,480,676
Spain–1.00%
Banco Santander S.A., Series 0000, 4.75% (5 yr. U.S. Treasury Yield Curve Rate + 3.75%)(d)(e)	10,800,000	10,756,564
Repsol E&P Capital Markets US LLC,
4.81%, 09/16/2028(c)	1,909,000	1,915,935
5.20%, 09/16/2030(c)(h)	1,934,000	1,958,757
5.98%, 09/16/2035(c)	1,250,000	1,275,984
		15,907,240
Principal Amount		Value
Switzerland–1.73%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63% (3 mo. USD LIBOR + 3.78%), 08/15/2052(c)(e)	$333,000	$335,109
Credit Suisse Group AG, 6.25%(c)(d)(j)(k)	9,800,000	2,790,550
UBS Group AG,
6.33% (1 yr. U.S. Treasury Yield Curve Rate + 1.60%), 12/22/2027(c)(e)	10,000,000	10,119,805
7.00%(c)(d)	5,000,000	5,115,125
Zurich Finance (Ireland) DAC, 3.50% (5 yr. U.S. Treasury Yield Curve Rate + 2.79%), 05/02/2052(c)(e)	5,000,000	4,520,695
Zurich Finance Ireland Designated Activity Co., 3.00% (5 yr. U.S. Treasury Yield Curve Rate + 2.78%), 04/19/2051(c)(e)	5,000,000	4,503,771
		27,385,055
Turkey–0.16%
Akbank Turk A.S., 7.88%, 09/04/2035(c)(e)	2,500,000	2,532,707
United Kingdom–2.36%
Aberdeen Group PLC, 4.25%, 06/30/2028(c)	2,000,000	1,957,880
B.A.T. Capital Corp., 3.56%, 08/15/2027	7,000,000	6,928,248
Beazley Insurance DAC, 5.50%, 09/10/2029(c)	4,000,000	4,038,570
British Telecommunications PLC, 4.25%, 11/23/2081(c)(e)	4,400,000	4,364,476
Hiscox Ltd., 7.00% (SOFR + 3.03%), 06/11/2036(c)(e)	2,500,000	2,631,811
Lancashire Holdings Ltd., 5.63% (5 yr. U.S. Treasury Yield Curve Rate + 5.08%), 09/18/2041(c)(e)	5,000,000	4,906,875
Lloyds Banking Group PLC, 6.75% (5 yr. U.S. Treasury Yield Curve Rate + 4.82%)(d)(e)	12,500,000	12,549,892
		37,377,752
United States–0.19%
BP Capital Markets PLC, 4.88%(d)(e)(h)	1,500,000	1,488,086
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,600,000	1,573,090
		3,061,176
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco International Bond Fund

	Principal Amount		Value
Uzbekistan–0.13%
Navoi Mining and Metallurgical Combinat, 6.70%, 10/17/2028(c)		$2,000,000	$2,057,515
Total U.S. Dollar Denominated Bonds & Notes (Cost $260,077,378)			255,770,093

Asset-Backed Securities–14.38%
Alba PLC,
Series 2007-1, Class F, 7.12% (SONIA + 3.37%), 03/17/2039(a)(c)(e)	GBP	2,195,094	2,774,686
Series 2006-2, Class F, 7.12% (SONIA + 3.37%), 12/15/2038(a)(c)(e)	GBP	770,848	962,816
Series 2006-2, Class E, 4.82% (SONIA + 1.07%), 12/15/2038(a)(c)(e)	GBP	2,493,920	3,098,656
Auburn 15 PLC,
Series E, 5.74% (SONIA + 2.00%), 07/20/2045(a)(c)(e)	GBP	870,000	1,170,134
Series F, 6.24% (SONIA + 2.50%), 07/20/2045(a)(c)(e)	GBP	1,035,000	1,392,808
Braccan Mortgage Funding PLC, Series 2025-2X, Class B, 4.83% (SONIA + 1.10%), 01/17/2068(a)(c)(e)(f)	GBP	2,172,000	2,967,903
East One PLC,
Series 2025-1, Class C, 5.64% (SONIA + 1.90%), 02/25/2058(a)(c)(e)	GBP	787,997	1,083,197
Series 2025-1, Class B, 5.14% (SONIA + 1.40%), 02/25/2058(a)(c)(e)	GBP	820,997	1,122,425
Series 2025-1, Class D, 5.99% (SONIA + 2.25%), 02/25/2058(a)(c)(e)	GBP	124,999	171,353
Series 2025-1, Class E, 6.97% (SONIA + 3.23%), 02/25/2058(a)(c)(e)	GBP	107,000	146,740
Eurohome UK Mortgages PLC,
Series 2007-1, Class M2, 4.37% (SONIA + 0.62%), 06/15/2044(a)(c)(e)	GBP	104,000	140,126
Series 2007-2, Class B1, 5.27% (SONIA + 1.52%), 09/15/2044(a)(c)(e)	GBP	6,610,000	8,948,611
Series 2007-1, Class M1, 4.17% (SONIA + 0.42%), 06/15/2044(a)(c)(e)	GBP	460,000	622,252
Series 2007-2, Class B2, 7.87% (SONIA + 4.12%), 09/15/2044(a)(c)(e)	GBP	3,750,000	5,065,877
	Principal Amount		Value
Eurosail PLC, Series 2007-4X, Class D1A, 5.62% (SONIA + 1.87%), 06/13/2045(a)(c)(e)	GBP	4,094,013	$4,925,886
Eurosail-UK NC PLC,
Series 2007-1X, Class D1C, 4.76% (SONIA + 1.01%), 03/13/2045(a)(c)(e)	GBP	2,500,000	3,035,758
Series 2007-1X, Class D1A, 2.96% (3 mo. EURIBOR + 0.84%), 03/13/2045(a)(c)(e)	EUR	3,967,000	4,097,164
Frontier Mortgage Funding PLC,
Series 2025-1, Class E, 6.24% (SONIA + 2.50%), 12/20/2066(a)(c)(e)	GBP	6,442,000	8,770,508
Series 2025-1, Class F, 7.24% (SONIA + 3.50%), 12/20/2066(a)(c)(e)	GBP	4,628,000	6,301,013
Harvest Funding PLC,
0.00% (SONIA + 1.70%), 11/15/2069(a)(c)(e)(f)	GBP	2,425,000	3,298,176
0.00% (SONIA + 0.90%), 11/15/2069(a)(c)(e)(f)	GBP	7,000,000	9,493,775
0.00% (SONIA + 1.30%), 11/15/2069(a)(c)(e)(f)	GBP	2,500,000	3,384,280
Jupiter Mortgage No.1 PLC,
Series 1A, Class ER, 7.75% (SONIA + 4.00%), 07/20/2055(a)(c)(e)	GBP	2,200,000	2,999,807
Series 1A, Class FR, 8.75% (SONIA + 5.00%), 07/20/2055(a)(c)(e)	GBP	2,000,000	2,727,070
Ludgate Funding PLC, Series 2007-1, Class RES, 0.00%, 01/01/2061(a)(c)(l)	GBP	207,500,000	3,341,678
Mansard Mortgages PLC,
Series 2006-1X, Class B2, 7.37% (SONIA + 3.62%), 10/15/2048(a)(c)(e)	GBP	3,129,741	4,223,583
Series 2007-1X, Class B2, 6.87% (SONIA + 3.12%), 04/15/2049(a)(c)(e)	GBP	1,891,506	2,452,693
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07% (SONIA + 3.32%), 03/13/2046(a)(c)(e)	GBP	6,580,280	8,379,215
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco International Bond Fund

	Principal Amount		Value
Newday Funding Master Issuer PLC,
Series 2025-1X, Class E, 0.00% (SONIA + 3.30%), 04/15/2033(a)(c)(e)(f)	GBP	2,700,000	$3,712,054
Series 2024-3X, Class E, 7.49% (SONIA + 3.75%), 11/15/2032(a)(c)(e)	GBP	3,480,000	4,813,728
Series 2025-2X, Class E, 6.74% (SONIA + 3.00%), 07/15/2033(a)(c)(e)	GBP	6,250,000	8,506,455
Newgate Funding PLC,
Series 2006-2, Class CB, 2.55% (3 mo. EURIBOR + 0.43%), 12/01/2050(a)(c)(e)	EUR	1,412,749	1,555,968
Series 2007-2X, Class CB, 2.59% (3 mo. EURIBOR + 0.44%), 12/15/2050(a)(c)(e)	EUR	1,772,031	1,910,363
Series 2007-1X, Class CB, 2.39% (3 mo. EURIBOR + 0.38%), 12/01/2050(a)(c)(e)	EUR	1,037,129	1,101,467
Series 2007-3X, Class CB, 3.65% (3 mo. EURIBOR + 1.50%), 12/15/2050(a)(c)(e)	EUR	917,403	1,038,533
Paragon Mortgages (No. 12) PLC, 2.48% (3 mo. EURIBOR + 0.48%), 11/15/2038(a)(c)(e)	EUR	994,784	1,139,263
Pavillion Consumer PLC,
Series 2025-1A, Class C, 5.34% (SONIA + 1.60%), 01/25/2036(a)(c)(e)	GBP	10,000,000	13,624,847
Series 2025-1A, Class D, 5.64% (SONIA + 1.90%), 01/25/2036(a)(c)(e)	GBP	5,000,000	6,791,652
RMAC Securities No. 1 PLC,
Series 2006-NS4X, Class B1C, 2.99% (3 mo. EURIBOR + 0.85%), 06/12/2044(a)(c)(e)	EUR	4,813,279	5,281,166
Series 2006-NS3X, Class A2, 4.02% (SONIA + 0.27%), 06/12/2044(a)(c)(e)	GBP	9,792,698	13,132,059
Series 2007-NS1X, Class B1, 3.34% (3 mo. EURIBOR + 1.20%), 06/12/2044(a)(c)(e)	EUR	407,647	447,307
Series 2006-NS2X, Class A2, 4.02% (SONIA + 0.27%), 06/12/2044(a)(c)(e)	GBP	3,750,598	5,034,440
Series 2006-NS4X, Class A3, 4.04% (SONIA + 0.29%), 06/12/2044(a)(c)(e)	GBP	2,158,242	2,895,556
Series 2007-NS1X, Class A2, 4.02% (SONIA + 0.27%), 06/12/2044(a)(c)(e)	GBP	2,224,169	2,978,240
	Principal Amount		Value
Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 8.25% (SONIA + 4.50%), 07/20/2053(a)(c)(e)	GBP	1,000,000	$1,362,692
Series 2024-GR6X, Class E, 7.25% (SONIA + 3.50%), 07/20/2053(a)(c)(e)	GBP	1,435,000	1,959,905
Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024- GR7X, Class E, 6.99% (SONIA + 3.25%), 04/20/2051(a)(c)(e)	GBP	1,125,000	1,533,153
Sestante Finance S.r.l., Series 2005, Class C1, 3.00% (3 mo. EURIBOR + 0.80%), 07/15/2045(a)(c)(e)	EUR	9,700,000	6,419,744
Fondo de Titulizacion Santander Consumo 9, Series E, 6.58% (3 mo. EURIBOR + 4.55%), 10/25/2040(a)(c)(e)	EUR	4,500,000	5,294,543
IM Pastor 4, FTA, Series B, 2.30% (3 mo. EURIBOR + 0.19%), 03/22/2044(a)(c)(e)	EUR	3,800,000	3,351,939
Fideicomiso Dorrego Y Libertador,
Series 1A, 2.00%, 12/31/2043(k)		$10,843,617	9,407,922
0.00%, 12/31/2043(a)(f)(k)	ARS	117,222,368	79,972
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(a)(f)(k)(l)	ARS	445,000,000	2,722,735
Hera Financing DAC,
Series 2024-1A, Class B, 6.70% (SONIA + 2.95%), 11/17/2034(a)(c)(e)	GBP	2,249,806	3,075,588
Series 2024-1A, Class C, 7.50% (SONIA + 3.75%), 11/17/2034(a)(c)(e)	GBP	1,285,465	1,757,064
Series 2024-1A, Class A, 5.65% (SONIA + 1.90%), 11/17/2034(a)(c)(e)	GBP	1,607,555	2,198,000
Allied Credit ABS Trust, Series 2025-2, Class A, 4.98% (1 mo. BBSW + 0.87%), 09/17/2033(a)(c)(e)	AUD	3,865,662	2,779,300
Latitude Australia Personal Loans Trust, Series 2025-1, Class A, 5.11% (1 mo. BBSW + 1.00%), 09/17/2033(a)(c)(e)	AUD	1,317,897	949,541
Panorama Auto Trust, Series 2025-1, Class A, 5.07% (1 mo. BBSW + 0.97%), 03/15/2033(a)(c)(e)	AUD	2,779,328	2,001,418
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco International Bond Fund

	Principal Amount		Value
Pepper Residential Securities Trust No. 41, Series A1-A, 5.08% (1 mo. BBSW + 1.00%), 07/12/2067(a)(c)(e)	AUD	10,000,000	$7,182,295
Progress Trust, Series 2023-2, Class A, 5.23% (1 mo. BBSW + 1.15%), 07/12/2054(a)(e)	AUD	6,088,101	4,407,982
RAF Trust, Series 2025-1, Class A, 5.01% (1 mo. BBSW + 0.95%), 12/09/2031(a)(c)(e)	AUD	785,479	565,556
Total Asset-Backed Securities (Cost $229,460,483)			228,110,637

U.S. Treasury Securities–10.69%
U.S. Treasury Bills–10.69%
3.56 - 4.14%, 05/14/2026(m)(n)(o)		$110,505,262	110,517,041
3.62%, 06/18/2026(n)		49,760,200	49,759,791
3.62 - 3.69%, 09/17/2026(m)(n)		9,258,899	9,258,901
Total U.S. Treasury Securities (Cost $169,524,361)			169,535,733
	Shares
Common Stocks & Other Equity Interests–2.57%
Argentina–2.57%
Banco BBVA Argentina S.A.		1,484,411	7,621,947
Banco Macro S.A., Class B		1,558,631	12,122,089
Cresud S.A. Comercial Inmobiliaria Financiera y Agropecuaria		3,008,617	3,657,881
Grupo Financiero Galicia S.A., Class B		3,232,725	14,439,922
Pampa Energia S.A., ADR(p)		19,239	1,594,336
YPF S.A., Class D(p)		28,961	1,405,937
Total Common Stocks & Other Equity Interests (Cost $35,952,801)			40,842,112
	Principal Amount
Commercial Paper–0.07%
Argentina–0.07%
TMF Trust Co. (Argentina) S.A., 12.00%, 07/08/2026(k)(n)		375,099	376,085
Principal Amount		Value
Argentina–(continued)
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(k)(n)	514,839	$520,516
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(k)(n)	227,700	231,308
Total Commercial Paper (Cost $1,117,638)		1,127,909
Shares
Money Market Funds–6.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(q)(r)	33,333,103	33,333,103
Invesco Treasury Portfolio, Institutional Class, 3.55%(q)(r)	61,904,335	61,904,335
Total Money Market Funds (Cost $95,237,438)		95,237,438

Options Purchased–4.89%
(Cost $91,953,219)(s)		77,545,638
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.42% (Cost $1,589,647,186)		1,593,279,517
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.51%
Invesco Private Government Fund, 3.63%(q)(r)(t)	2,255,893	2,255,893
Invesco Private Prime Fund, 3.78%(q)(r)(t)	5,863,439	5,864,025
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,119,918)		8,119,918
TOTAL INVESTMENTS IN SECURITIES—100.93% (Cost $1,597,767,104)		1,601,399,435
OTHER ASSETS LESS LIABILITIES–(0.93)%		(14,824,825)
NET ASSETS–100.00%		$1,586,574,610
Investment Abbreviations:
ADR	– American Depositary Receipt
ARS	– Argentina Peso
AUD	– Australian Dollar
BBSW	– Bank Bill Swap Rate
BRL	– Brazilian Real
CAD	– Canadian Dollar
COP	– Colombia Peso
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
ZAR	– South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco International Bond Fund

Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $591,420,008, which represented 37.28% of the Fund’s Net Assets.

(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2026.
(f)	Zero coupon bond issued at a discount.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	All or a portion of this security was out on loan at April 30, 2026.
(i)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at April 30, 2026 represented less than 1% of the Fund’s Net Assets.

(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2026.

(m)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1Q.
(p)	Non-income producing security.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$63,741,013	$195,686,764	$(226,094,674)	$-	$-	$33,333,103	$714,030
Invesco Treasury Portfolio, Institutional Class	118,376,168	363,418,276	(419,890,109)	-	-	61,904,335	1,313,278
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,151,180	26,101,493	(27,996,780)	-	-	2,255,893	51,151*
Invesco Private Prime Fund	10,805,657	47,198,985	(52,139,531)	29	(1,115)	5,864,025	139,992*
Total	$197,074,018	$632,405,518	$(726,121,094)	$29	$(1,115)	$103,357,356	$2,218,451

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(s)	The table below details options purchased.
(t)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Deutsche Bank AG	07/15/2026	USD	0.72	AUD	100,000,000	$1,015,274
AUD versus USD	Call	Deutsche Bank AG	07/27/2026	USD	0.74	AUD	6,250,000	412,729
AUD versus USD	Call	Goldman Sachs International	10/27/2026	USD	0.73	AUD	100,000,000	1,454,731
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	08/04/2026	USD	0.74	AUD	3,750,000	222,551
AUD versus USD	Call	Merrill Lynch International	07/20/2026	USD	0.72	AUD	62,500,000	716,755
AUD versus USD	Call	Merrill Lynch International	07/31/2026	USD	0.74	AUD	7,500,000	669,996
EUR versus USD	Call	Deutsche Bank AG	10/09/2026	USD	1.25	EUR	5,000,000	475,469
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/14/2026	USD	1.25	EUR	7,500,000	739,725
EUR versus USD	Call	Merrill Lynch International	05/08/2026	USD	1.35	EUR	16,670,000	20
EUR versus USD	Call	UBS AG	05/07/2026	USD	1.19	EUR	100,000,000	39,083
Subtotal — Foreign Currency Call Options Purchased								5,746,333
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
CHF versus JPY	Put	Deutsche Bank AG	07/27/2026	JPY	160.00	CHF	12,500,000	$7,727
CHF versus JPY	Put	Goldman Sachs International	07/21/2027	JPY	147.00	CHF	20,000,000	127,087
CHF versus JPY	Put	UBS AG	09/17/2026	JPY	161.00	CHF	7,500,000	15,800
CHF versus JPY	Put	UBS AG	10/23/2026	JPY	165.00	CHF	7,500,000	43,012
CHF versus JPY	Put	UBS AG	01/20/2027	JPY	170.00	CHF	7,500,000	158,063
EUR versus HUF	Put	Merrill Lynch International	10/27/2026	HUF	338.00	EUR	7,500,000	395,262
EUR versus NOK	Put	Goldman Sachs International	10/15/2026	NOK	10.50	EUR	5,000,000	989,938
USD versus BRL	Put	Barclays Bank PLC	07/09/2026	BRL	5.00	USD	2,500,000	440,522
USD versus BRL	Put	Goldman Sachs International	09/10/2026	BRL	4.65	USD	12,500,000	1,084,837
USD versus BRL	Put	Goldman Sachs International	10/08/2026	BRL	4.90	USD	5,000,000	1,584,460
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	06/10/2026	BRL	5.05	USD	5,000,000	426,495
USD versus BRL	Put	Merrill Lynch International	08/12/2026	BRL	4.75	USD	10,000,000	1,319,830
USD versus CAD	Put	Deutsche Bank AG	05/06/2026	CAD	1.20	USD	12,500,000	13
USD versus CLP	Put	Goldman Sachs International	01/15/2027	CLP	855.00	USD	50,000,000	978,750
USD versus CLP	Put	Merrill Lynch International	06/11/2026	CLP	870.00	USD	50,000,000	270,700
USD versus CLP	Put	Morgan Stanley and Co. International PLC	07/02/2026	CLP	870.00	USD	37,500,000	314,962
USD versus INR	Put	Goldman Sachs International	05/22/2026	INR	82.00	USD	10,000,000	10
USD versus INR	Put	Goldman Sachs International	05/22/2026	INR	87.00	USD	6,250,000	219
USD versus INR	Put	Merrill Lynch International	05/26/2026	INR	87.00	USD	7,500,000	293
USD versus JPY	Put	BNP Paribas S.A.	05/29/2026	JPY	151.00	USD	50,000,000	95,300
USD versus JPY	Put	Goldman Sachs International	05/06/2026	JPY	110.00	USD	50,000,000	50
USD versus JPY	Put	Goldman Sachs International	05/12/2027	JPY	120.00	USD	12,500,000	183,175
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	08/13/2026	JPY	135.00	USD	7,500,000	82,395
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	08/18/2027	JPY	117.50	USD	12,500,000	201,763
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	11/11/2027	JPY	115.00	USD	12,500,000	206,563
USD versus JPY	Put	UBS AG	08/27/2026	JPY	140.00	USD	15,000,000	481,110
USD versus JPY	Put	UBS AG	10/16/2026	JPY	145.00	USD	10,000,000	1,203,570
USD versus KRW	Put	Deutsche Bank AG	05/20/2026	KRW	1,200.00	USD	5,000,000	10
USD versus KRW	Put	Goldman Sachs International	05/21/2026	KRW	1,425.00	USD	75,000,000	74,775
USD versus KRW	Put	Merrill Lynch International	05/15/2026	KRW	1,300.00	USD	116,670,000	117
USD versus KRW	Put	Merrill Lynch International	07/23/2026	KRW	1,350.00	USD	125,000,000	80,875
USD versus KRW	Put	Merrill Lynch International	09/01/2026	KRW	1,400.00	USD	50,000,000	267,900
USD versus KRW	Put	Merrill Lynch International	06/04/2027	KRW	1,200.00	USD	12,500,000	324,412
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	10/14/2026	MXN	16.25	USD	5,000,000	324,965
USD versus MXN	Put	UBS AG	06/12/2026	MXN	17.10	USD	50,000,000	58,600
USD versus ZAR	Put	Goldman Sachs International	09/30/2026	ZAR	16.10	USD	5,000,000	633,955
Subtotal — Foreign Currency Put Options Purchased								12,377,515
Total Foreign Currency Options Purchased								$18,123,848

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Goldman Sachs International	2.85%	Receive	6 Month EURIBOR	Semi-Annually	09/12/2030	EUR	195,560,000	$2,037,892
2 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.37	Receive	6 Month EURIBOR	Semi-Annually	02/10/2027	EUR	280,000,000	678,509
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.98	Receive	SOFR	Annually	11/06/2030	USD	250,000,000	7,417,172
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.70	Receive	SOFR	Annually	09/24/2035	USD	33,333,333	1,506,036
20 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.12	Receive	SOFR	Annually	10/17/2035	USD	66,670,000	1,609,786
Subtotal — Interest Rate Call Swaptions Purchased										13,249,395
Interest Rate Risk
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.98	Pay	SOFR	Annually	11/06/2030	USD	250,000,000	9,107,530
10 Year Interest Rate Swap	Put	Barclays Bank PLC	4.05	Pay	SOFR	Annually	07/24/2026	USD	46,800,000	397,273
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.20	Pay	SOFR	Annually	09/24/2035	USD	33,333,333	2,090,834
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	60,000,000	12,980,244
20 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	6.12	Pay	SOFR	Annually	10/17/2035	USD	66,670,000	4,109,038
30 Year Interest Rate Swap	Put	BNP Paribas S.A.	4.22	Pay	SOFR	Annually	04/17/2028	USD	50,000,000	3,460,018
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.00	Pay	6 Month EURIBOR	Semi-Annually	01/20/2027	EUR	33,330,000	2,310,801
30 Year Interest Rate Swap	Put	Goldman Sachs International	4.55	Pay	SOFR	Annually	04/19/2027	USD	50,000,000	1,375,543
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.15	Pay	SOFR	Annually	11/04/2026	USD	176,670,000	6,972,513
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.21	Pay	SOFR	Annually	04/17/2028	USD	48,335,000	3,368,601
Subtotal — Interest Rate Put Swaptions Purchased										46,172,395
Total Interest Rate Swaptions Purchased										$59,421,790

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Notional Value		Value
Credit Risk
BNP Paribas S.A.	Call	325.00%	Markit iTraxx Europe Crossover Index, Series 44, Version 1	5.00%	Quarterly	06/17/2026	2.562%	EUR	20,000,000	$(661,745)
Credit Risk
BNP Paribas S.A.	Put	325.00	Markit iTraxx Europe Crossover Index, Series 44, Version 1	(5.00)%	Quarterly	06/17/2026	2.562	EUR	20,000,000	(73,805)
Total Credit Default Swaptions Written										$(735,550)

(a)
Implied credit spreads represent the current level, as of April 30, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Deutsche Bank AG	07/15/2026	USD	0.75	AUD	100,000,000	$(216,633)
AUD versus USD	Call	Goldman Sachs International	10/27/2026	USD	0.76	AUD	100,000,000	(534,779)
AUD versus USD	Call	Merrill Lynch International	07/20/2026	USD	0.76	AUD	62,500,000	(81,174)
EUR versus HUF	Call	Merrill Lynch International	01/27/2027	HUF	390.00	EUR	62,500,000	(1,319,989)
EUR versus MXN	Call	J.P. Morgan Chase Bank, N.A.	07/07/2026	MXN	22.65	EUR	75,000,000	(109,678)
EUR versus NOK	Call	Goldman Sachs International	10/15/2026	NOK	11.50	EUR	50,000,000	(401,271)
EUR versus USD	Call	Deutsche Bank AG	05/11/2026	USD	1.19	EUR	1,000,000	(243,264)
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	06/12/2026	USD	1.21	EUR	100,000,000	(168,067)
USD versus BRL	Call	Goldman Sachs International	06/22/2026	BRL	5.15	USD	50,000,000	(507,300)
USD versus BRL	Call	Goldman Sachs International	07/09/2026	BRL	5.20	USD	50,000,000	(590,050)
USD versus BRL	Call	Goldman Sachs International	10/08/2026	BRL	5.40	USD	25,000,000	(578,925)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	07/13/2026	BRL	5.25	USD	2,500,000	(508,107)
USD versus CLP	Call	Goldman Sachs International	01/15/2027	CLP	950.00	USD	50,000,000	(1,207,050)
USD versus CLP	Call	Merrill Lynch International	06/11/2026	CLP	925.00	USD	50,000,000	(457,300)
USD versus CLP	Call	Morgan Stanley and Co. International PLC	07/02/2026	CLP	930.00	USD	37,500,000	(419,812)
USD versus JPY	Call	Deutsche Bank AG	06/18/2026	JPY	162.00	USD	25,000,000	(38,375)
USD versus KRW	Call	Goldman Sachs International	05/21/2026	KRW	1,475.00	USD	75,000,000	(716,700)
USD versus KRW	Call	Merrill Lynch International	07/23/2026	KRW	1,480.00	USD	50,000,000	(782,550)
USD versus KRW	Call	Merrill Lynch International	09/01/2026	KRW	1,490.00	USD	50,000,000	(826,300)
USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	06/12/2026	MXN	18.15	USD	50,000,000	(221,300)
USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	07/09/2026	MXN	17.75	USD	50,000,000	(649,300)
USD versus MXN	Call	Merrill Lynch International	05/29/2026	MXN	18.25	USD	50,000,000	(107,300)
USD versus MXN	Call	Merrill Lynch International	08/11/2026	MXN	18.50	USD	125,000,000	(1,022,625)
USD versus TRY	Call	Goldman Sachs International	01/25/2027	TRY	55.75	USD	87,500,000	(6,814,937)
USD versus ZAR	Call	Deutsche Bank AG	07/13/2026	ZAR	17.50	USD	50,000,000	(483,550)
USD versus ZAR	Call	Goldman Sachs International	07/23/2026	ZAR	17.00	USD	50,000,000	(926,100)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	02/01/2027	ZAR	18.35	USD	50,000,000	(1,042,550)
USD versus ZAR	Call	Merrill Lynch International	06/18/2026	ZAR	17.75	USD	50,000,000	(222,650)
Subtotal — Foreign Currency Call Options Written								(21,197,636)
Currency Risk
AUD versus USD	Put	Deutsche Bank AG	07/15/2026	USD	0.69	AUD	100,000,000	(333,337)
AUD versus USD	Put	Goldman Sachs International	10/27/2026	USD	0.69	AUD	100,000,000	(885,971)
AUD versus USD	Put	Merrill Lynch International	07/20/2026	USD	0.68	AUD	62,500,000	(127,836)
EUR versus USD	Put	Deutsche Bank AG	05/11/2026	USD	1.15	EUR	1,000,000	(91,771)
EUR versus USD	Put	J.P. Morgan Chase Bank, N.A.	06/12/2026	USD	1.16	EUR	100,000,000	(314,069)
USD versus BRL	Put	Goldman Sachs International	06/22/2026	BRL	4.88	USD	50,000,000	(283,750)
USD versus CLP	Put	Goldman Sachs International	01/15/2027	CLP	805.00	USD	100,000,000	(678,000)
USD versus CLP	Put	Merrill Lynch International	06/11/2026	CLP	835.00	USD	50,000,000	(41,350)
USD versus CLP	Put	Morgan Stanley and Co. International PLC	07/02/2026	CLP	830.00	USD	37,500,000	(55,275)
USD versus JPY	Put	BNP Paribas S.A.	05/29/2026	JPY	149.00	USD	50,000,000	(52,450)
USD versus JPY	Put	Deutsche Bank AG	06/18/2026	JPY	155.00	USD	25,000,000	(248,750)
USD versus KRW	Put	Goldman Sachs International	05/21/2026	KRW	1,390.00	USD	75,000,000	(12,075)
USD versus KRW	Put	Merrill Lynch International	09/01/2026	KRW	1,335.00	USD	50,000,000	(55,000)
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	06/12/2026	MXN	16.80	USD	50,000,000	(25,700)
USD versus MXN	Put	Merrill Lynch International	05/29/2026	MXN	16.75	USD	50,000,000	(7,150)
USD versus MXN	Put	Merrill Lynch International	08/11/2026	MXN	16.75	USD	125,000,000	(303,750)
Subtotal — Foreign Currency Put Options Written								(3,516,234)
Total Foreign Currency Options Written								$(24,713,870)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Goldman Sachs International	3.35%	Receive	SOFR	Annually	09/21/2026	USD	333,330,000	$(682,647)
2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.35	Receive	SOFR	Annually	09/21/2026	USD	600,010,000	(1,228,796)
2 Year Interest Rate Swap	Call	Merrill Lynch International	3.35	Receive	SOFR	Annually	09/21/2026	USD	333,330,000	(682,647)
2 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.35	Receive	SOFR	Annually	09/21/2026	USD	333,300,000	(682,585)
5 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.35	Receive	SOFR	Annually	07/29/2026	USD	100,000,000	(208,874)
5 Year Interest Rate Swap	Call	Merrill Lynch International	3.25	Receive	SOFR	Annually	01/19/2027	USD	166,666,667	(846,532)
5 Year Interest Rate Swap	Call	Merrill Lynch International	2.50	Receive	6 Month EURIBOR	Semi-Annually	03/25/2027	EUR	137,100,000	(872,332)
10 Year Interest Rate Swap	Call	Merrill Lynch International	3.50	Receive	SOFR	Annually	12/15/2026	USD	83,330,000	(516,345)
10 Year Interest Rate Swap	Call	Merrill Lynch International	3.50	Receive	SOFR	Annually	12/15/2026	USD	125,000,000	(774,549)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.50	Receive	SOFR	Annually	12/15/2026	USD	125,000,000	(774,549)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	Receive	SOFR	Annually	07/11/2029	USD	40,000,000	(662,806)
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.00	Receive	6 Month EURIBOR	Semi-Annually	01/28/2027	EUR	35,530,000	(1,175,721)
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.02	Receive	6 Month EURIBOR	Semi-Annually	09/12/2030	EUR	17,780,000	(1,710,414)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	4.06	Receive	SOFR	Annually	11/06/2030	USD	65,000,000	(6,238,616)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	4.50	Receive	SONIA	Annually	10/16/2026	GBP	35,000,000	(543,189)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.75	Receive	SOFR	Annually	11/04/2026	USD	58,335,000	(529,500)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.11	Receive	6 Month EURIBOR	Semi-Annually	02/10/2027	EUR	29,340,000	(1,312,701)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.00	Receive	6 Month EURIBOR	Semi-Annually	01/28/2028	EUR	11,840,000	(708,122)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.80	Receive	6 Month EURIBOR	Semi-Annually	05/19/2026	EUR	50,000,000	(273,195)
Subtotal—Interest Rate Call Swaptions Written										(20,424,120)
Interest Rate Risk
1 Year Interest Rate Swap	Put	Goldman Sachs International	2.53	Pay	3 Month EURIBOR	Quarterly	03/11/2027	EUR	600,000,000	(3,362,330)
1 Year Interest Rate Swap	Put	Goldman Sachs International	3.82	Pay	SOFR	At Maturity	04/19/2027	USD	883,335,000	(2,778,053)
1 Year Interest Rate Swap	Put	Goldman Sachs International	4.25	Pay	SONIA	At Maturity	04/27/2027	GBP	375,000,000	(2,238,154)
1 Year Interest Rate Swap	Put	Goldman Sachs International	2.75	Pay	3 Month EURIBOR	Quarterly	04/27/2028	EUR	300,000,000	(1,544,514)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.51	Pay	3 Month EURIBOR	Quarterly	03/08/2027	EUR	600,000,000	(3,475,740)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.50	Pay	SOFR	At Maturity	01/07/2028	USD	1,666,700,000	(9,069,715)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.61	Pay	SOFR	At Maturity	04/17/2028	USD	833,330,000	(4,158,975)
2 Year Interest Rate Swap	Put	BNP Paribas S.A.	2.76	Pay	6 Month EURIBOR	Semi-Annually	09/18/2026	EUR	200,000,000	(1,453,614)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
2 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.73%	Pay	SOFR	Annually	04/17/2028	USD	471,665,000	$(4,165,495)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.77	Pay	6 Month EURIBOR	Semi-Annually	12/18/2026	EUR	300,000,000	(2,458,186)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.70	Pay	6 Month EURIBOR	Semi-Annually	03/08/2027	EUR	600,000,000	(5,755,625)
2 Year Interest Rate Swap	Put	Merrill Lynch International	2.95	Pay	6 Month EURIBOR	Semi-Annually	09/21/2026	EUR	200,000,000	(1,060,101)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.01	Pay	SONIA	Annually	09/18/2026	GBP	250,000,000	(3,035,013)
5 Year Interest Rate Swap	Put	Barclays Bank PLC	2.70	Pay	6 Month EURIBOR	Semi-Annually	02/11/2027	EUR	120,000,000	(2,631,142)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.50	Pay	SOFR	Annually	07/29/2026	USD	100,000,000	(1,379,891)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.60	Pay	SOFR	Annually	01/06/2027	USD	166,670,000	(2,744,748)
5 Year Interest Rate Swap	Put	Merrill Lynch International	3.55	Pay	SOFR	Annually	01/08/2027	USD	100,000,000	(1,785,089)
5 Year Interest Rate Swap	Put	Merrill Lynch International	3.65	Pay	SOFR	Annually	01/19/2027	USD	166,666,667	(2,595,683)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.84	Pay	SOFR	Annually	04/17/2028	USD	181,665,000	(3,794,947)
10 Year Interest Rate Swap	Put	Barclays Bank PLC	3.25	Pay	6 Month EURIBOR	Semi-Annually	07/24/2026	EUR	40,000,000	(317,006)
10 Year Interest Rate Swap	Put	Merrill Lynch International	5.00	Pay	6 Month BBSW	Semi-Annually	12/04/2026	AUD	100,000,000	(1,815,063)
10 Year Interest Rate Swap	Put	Merrill Lynch International	5.00	Pay	6 Month BBSW	Semi-Annually	12/11/2026	AUD	250,000,000	(4,605,827)
30 Year Interest Rate Swap	Put	Barclays Bank PLC	5.55	Pay	SONIA	Annually	05/10/2027	GBP	33,330,000	(1,140,397)
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.50	Pay	6 Month EURIBOR	Semi-Annually	01/20/2027	EUR	66,670,000	(1,499,015)
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.06	Pay	SOFR	Annually	11/06/2030	USD	65,000,000	(8,319,266)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.35	Pay	6 Month EURIBOR	Semi-Annually	07/16/2026	EUR	44,000,000	(426,928)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.90	Pay	SONIA	Annually	10/16/2026	GBP	35,000,000	(2,055,556)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.50	Pay	SOFR	Annually	11/04/2026	USD	176,670,000	(2,936,660)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.00	Pay	SONIA	Annually	10/22/2027	GBP	53,335,000	(4,619,117)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.95	Pay	SONIA	Annually	02/14/2028	GBP	36,000,000	(3,598,275)
Subtotal—Interest Rate Put Swaptions Written										(90,820,125)
Total Interest Rate Swaptions Written										$(111,244,245)

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
EURO-BTP	992	June-2026	$136,171,907	$(624,191)	$(624,191)
U.S. Treasury 2 Year Notes	715	June-2026	148,094,375	(1,291,437)	(1,291,437)
U.S. Treasury 10 Year Notes	914	June-2026	101,082,687	(687,026)	(687,026)
Subtotal—Long Futures Contracts				(2,602,654)	(2,602,654)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13
Invesco International Bond Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro-Bund	435	June-2026	$(64,000,995)	$24,955	$24,955
U.S. Treasury 10 Year Ultra Notes	929	June-2026	(104,846,359)	3,017,698	3,017,698
Subtotal—Short Futures Contracts				3,042,653	3,042,653
Total Futures Contracts				$439,999	$439,999

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/05/2026	Deutsche Bank AG	USD	215,646,507	BRL	1,080,166,050	$2,489,534
06/02/2026	Deutsche Bank AG	USD	25,227,773	BRL	127,317,000	297,942
06/17/2026	Deutsche Bank AG	INR	3,082,681,000	USD	33,188,861	877,796
06/17/2026	Deutsche Bank AG	USD	63,599,865	EUR	54,500,000	490,796
06/17/2026	Deutsche Bank AG	USD	29,616,773	MXN	530,675,811	653,066
06/17/2026	Deutsche Bank AG	USD	96,770	SGD	122,851	43
06/17/2026	Deutsche Bank AG	USD	4,275,000	ZAR	73,801,463	141,188
05/05/2026	Goldman Sachs International	USD	215,045,975	BRL	1,080,166,050	3,090,066
05/08/2026	Goldman Sachs International	JPY	2,223,200,000	USD	16,000,000	1,798,044
06/17/2026	Goldman Sachs International	USD	21,000,000	BRL	106,942,500	365,756
06/17/2026	Goldman Sachs International	USD	80,069,152	CNY	547,344,318	2,405
06/17/2026	Goldman Sachs International	USD	898,201	CZK	18,845,000	9,302
06/17/2026	Goldman Sachs International	USD	26,887,839	HUF	9,319,325,018	3,070,156
06/17/2026	Goldman Sachs International	USD	9,030,000	MXN	162,895,638	261,595
06/17/2026	Goldman Sachs International	USD	20,372,591	ZAR	345,535,375	303,817
03/19/2027	Goldman Sachs International	INR	22,223,750,000	USD	250,000,000	23,817,651
06/17/2026	J.P. Morgan Chase Bank, N.A.	NZD	4,078,481	USD	2,417,202	4,325
06/17/2026	J.P. Morgan Chase Bank, N.A.	SEK	177,000	USD	19,299	85
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	71,614,839	AUD	100,547,271	715,860
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	1,052,925	CAD	1,431,980	3,358
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	38,424,861	COP	147,958,770,250	1,846,001
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	325,209,032	EUR	279,829,989	3,864,160
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	141,963,302	JPY	22,357,871,678	1,341,675
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	7,137,537	NOK	68,915,000	297,310
07/07/2026	J.P. Morgan Chase Bank, N.A.	JPY	1,572,412,500	USD	11,250,000	1,154,675
06/17/2026	Merrill Lynch International	IDR	213,810,105,700	USD	12,568,193	234,066
06/17/2026	Merrill Lynch International	PEN	5,238,000	USD	1,493,968	4,823
06/17/2026	Merrill Lynch International	USD	11,000,000	BRL	56,017,500	191,586
06/17/2026	Merrill Lynch International	USD	34,171,874	CLP	31,494,849,197	831,499
06/17/2026	Merrill Lynch International	USD	127,450,300	CNY	875,965,910	695,645
06/17/2026	Merrill Lynch International	USD	48,341,462	GBP	36,142,631	835,825
06/17/2026	Merrill Lynch International	USD	41,064,851	KRW	60,968,983,780	364,197
06/17/2026	Merrill Lynch International	USD	35,000,000	MXN	636,440,000	1,302,645
06/17/2026	Merrill Lynch International	USD	2,500,000	ZAR	43,150,000	82,042
06/17/2026	Morgan Stanley and Co. International PLC	USD	46,705,000	EUR	40,399,411	803,715
06/17/2026	Morgan Stanley and Co. International PLC	USD	23,783,963	PLN	87,910,000	466,488
06/17/2026	Morgan Stanley and Co. International PLC	USD	14,000,000	ZAR	241,724,000	464,464
06/17/2026	Morgan Stanley and Co. International PLC	ZAR	437,500,000	USD	26,392,148	212,691
06/17/2026	Standard Chartered Bank PLC	THB	421,254,721	USD	13,215,834	249,623
06/17/2026	Standard Chartered Bank PLC	USD	27,541,182	AUD	39,335,307	755,462
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
14
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/17/2026	UBS AG	USD	9,941,175	CLP	9,261,000,000	$351,499
06/17/2026	UBS AG	USD	10,401,016	GBP	7,779,107	183,586
06/17/2026	UBS AG	USD	21,950,000	ZAR	374,256,280	445,031
Subtotal—Appreciation						55,371,493
Currency Risk
05/05/2026	Deutsche Bank AG	BRL	1,080,166,050	USD	216,409,257	(1,726,784)
06/02/2026	Deutsche Bank AG	BRL	952,849,050	USD	188,806,358	(2,229,819)
06/17/2026	Deutsche Bank AG	EUR	42,000,000	USD	48,300,000	(1,090,968)
06/17/2026	Deutsche Bank AG	JPY	7,429,780,274	USD	46,730,000	(891,907)
06/17/2026	Deutsche Bank AG	MXN	4,398,174,572	USD	245,594,198	(5,278,424)
06/17/2026	Deutsche Bank AG	USD	22,996,154	INR	2,135,951,747	(608,214)
05/05/2026	Goldman Sachs International	BRL	1,080,166,050	USD	205,443,613	(12,692,427)
06/17/2026	Goldman Sachs International	CZK	17,543,322	USD	836,159	(8,660)
06/17/2026	Goldman Sachs International	HUF	9,027,943,772	USD	26,047,155	(2,974,163)
06/17/2026	Goldman Sachs International	MXN	564,612,847	USD	31,785,000	(420,612)
06/17/2026	Goldman Sachs International	ZAR	1,343,310,599	USD	79,655,514	(726,524)
06/23/2026	Goldman Sachs International	BRL	88,764,000	USD	15,600,000	(2,109,646)
01/26/2027	Goldman Sachs International	TRY	2,165,625,000	USD	37,500,000	(115,669)
03/19/2027	Goldman Sachs International	USD	250,000,000	INR	22,223,750,000	(23,817,652)
06/17/2026	J.P. Morgan Chase Bank, N.A.	AUD	8,999,834	USD	6,348,494	(125,717)
06/17/2026	J.P. Morgan Chase Bank, N.A.	CAD	6,833,309	USD	5,024,486	(16,021)
06/17/2026	J.P. Morgan Chase Bank, N.A.	CNY	293,700,274	USD	42,810,000	(155,712)
06/17/2026	J.P. Morgan Chase Bank, N.A.	COP	203,208,170,000	USD	52,773,119	(2,535,318)
06/17/2026	J.P. Morgan Chase Bank, N.A.	EUR	305,084,351	USD	354,261,859	(4,509,842)
06/17/2026	J.P. Morgan Chase Bank, N.A.	GBP	17,177,874	USD	23,202,994	(169,993)
06/17/2026	J.P. Morgan Chase Bank, N.A.	JPY	734,690,117	USD	4,676,348	(32,721)
06/17/2026	J.P. Morgan Chase Bank, N.A.	NOK	67,850,974	USD	7,027,336	(292,719)
06/17/2026	J.P. Morgan Chase Bank, N.A.	TRY	36,405,000	USD	756,566	(17,011)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	67,240,032	EUR	56,901,686	(325,047)
06/17/2026	J.P. Morgan Chase Bank, N.A.	USD	2,418,570	NZD	4,080,788	(4,328)
06/22/2026	J.P. Morgan Chase Bank, N.A.	ZAR	138,975,000	USD	7,500,000	(812,927)
07/14/2026	J.P. Morgan Chase Bank, N.A.	BRL	30,150,000	USD	5,000,000	(985,377)
01/08/2027	J.P. Morgan Chase Bank, N.A.	AUD	17,000,000	USD	11,400,200	(763,890)
05/12/2026	Merrill Lynch International	EUR	12,000,000	USD	13,854,000	(234,404)
06/17/2026	Merrill Lynch International	CLP	22,062,958,661	USD	23,938,284	(582,487)
06/17/2026	Merrill Lynch International	CNY	44,785,000	USD	6,516,077	(35,566)
06/17/2026	Merrill Lynch International	GBP	142,970,799	USD	191,074,040	(3,458,455)
06/17/2026	Merrill Lynch International	KRW	50,188,354,095	USD	33,803,700	(299,799)
06/17/2026	Merrill Lynch International	USD	1,476,211	EUR	1,249,510	(6,818)
06/17/2026	Merrill Lynch International	USD	31,876,783	IDR	542,287,839,200	(593,663)
06/17/2026	Morgan Stanley and Co. International PLC	PLN	86,630,378	USD	23,437,763	(459,698)
06/17/2026	Morgan Stanley and Co. International PLC	USD	1,211,973	MXN	20,996,540	(14,326)
06/17/2026	Morgan Stanley and Co. International PLC	USD	2,001,988	ZAR	32,812,500	(38,529)
06/17/2026	Morgan Stanley and Co. International PLC	ZAR	542,595,378	USD	31,785,000	(683,234)
06/17/2026	Standard Chartered Bank PLC	AUD	197,229,315	USD	138,092,945	(3,787,922)
06/17/2026	Standard Chartered Bank PLC	IDR	325,542,690,000	USD	18,700,000	(79,678)
06/17/2026	Standard Chartered Bank PLC	USD	13,213,748	THB	421,188,216	(249,584)
06/17/2026	UBS AG	JPY	3,168,360,000	USD	20,000,000	(307,915)
Subtotal—Depreciation						(76,270,170)
Total Forward Foreign Currency Contracts						$(20,898,677)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
15
Invesco International Bond Fund

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
BNP Paribas S.A.	Sell	1.00%	Quarterly	12/20/2030	0.392%	EUR	12,500,000	$368,927	$390,170	$21,243
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.305	EUR	7,500,000	60,479	159,923	99,444
Markit iTraxx Europe Crossover Index, Series 45, Version 1	Sell	5.00	Quarterly	06/20/2031	2.928	EUR	46,700,000	(4,973,393)	(4,892,126)	81,267
Subtotal - Appreciation								(4,543,987)	(4,342,033)	201,954
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.438	USD	8,000,000	(980)	(28,944)	(27,964)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.222	EUR	7,500,000	(42,501)	(178,407)	(135,906)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2030	0.367	EUR	12,500,000	(392,170)	(407,135)	(14,965)
Markit CDX North America High Yield Index, Series 46, Version 1	Buy	(5.00)	Quarterly	06/20/2031	3.306	USD	78,000,000	(5,524,311)	(5,562,804)	(38,493)
Mexico Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	0.648	USD	3,300,000	21,210	(41,135)	(62,345)
Turkey Government International Bonds	Buy	(1.00)	Quarterly	12/20/2030	2.323	USD	5,000,000	296,406	268,180	(28,226)
Subtotal - Depreciation								(5,642,346)	(5,950,245)	(307,899)
Total Centrally Cleared Credit Default Swap Agreements								$(10,186,333)	$(10,292,278)	$(105,945)

(a)
Implied credit spreads represent the current level, as of April 30, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	28 Day MXN TIEF	28 days	7.80%	28 days	05/02/2028	MXN	1,950,000,000	$—	$—	$—
Receive	SOFR	Annually	(4.20)	Annually	07/08/2056	USD	22,835,000	—	21,245	21,245
Pay	3 Month JIBAR	Quarterly	8.26	Quarterly	06/17/2036	ZAR	122,500,000	—	26,196	26,196
Pay	BZDIOVRA	At Maturity	13.60	At Maturity	01/02/2031	BRL	58,882,012	—	33,122	33,122
Pay	6 Month BUBOR	Semi-Annually	5.58	Annually	04/28/2036	HUF	10,000,000,000	—	107,858	107,858
Receive	6 Month EURIBOR	Semi-Annually	(2.83)	Annually	04/23/2031	EUR	62,500,000	—	124,882	124,882
Pay	BZDIOVRA	At Maturity	13.89	At Maturity	01/02/2031	BRL	239,418,027	—	775,674	775,674
Receive	SOFR	Annually	(3.48)	Annually	04/19/2029	USD	270,935,000	—	950,762	950,762
Receive	SOFR	Annually	(3.49)	Annually	02/18/2029	USD	442,500,000	—	1,570,959	1,570,959
Receive	6 Month EURIBOR	Semi-Annually	(1.98)	Annually	01/24/2075	EUR	11,760,000	83,725	3,234,931	3,151,206
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	19,200,000	—	3,383,617	3,383,617
Subtotal — Appreciation								83,725	10,229,246	10,145,521
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
16
Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	2.37%	Annually	04/07/2028	EUR	397,000,000	$—	$(4,203,650)	$(4,203,650)
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	19,200,000	—	(3,394,249)	(3,394,249)
Pay	CORRA	Semi-Annually	2.55	Semi-Annually	02/18/2029	CAD	305,450,000	—	(2,183,867)	(2,183,867)
Pay	CORRA	Semi-Annually	2.57	Semi-Annually	02/17/2029	CAD	305,540,000	—	(2,085,135)	(2,085,135)
Pay	KWCDC	Quarterly	2.82	Quarterly	11/16/2027	KRW	253,333,300,000	—	(1,639,040)	(1,639,040)
Pay	SOFR	Annually	3.17	Annually	08/20/2028	USD	121,670,000	—	(1,230,107)	(1,230,107)
Pay	SOFR	Annually	3.17	Annually	08/21/2028	USD	100,000,000	—	(1,004,736)	(1,004,736)
Pay	CORRA	Semi-Annually	2.91	Semi-Annually	04/16/2029	CAD	364,040,000	—	(807,548)	(807,548)
Pay	TONAR	Annually	2.60	Annually	02/16/2046	JPY	1,722,000,000	—	(505,532)	(505,532)
Pay	28 Day MXN TIEF	28 days	7.66	28 days	06/11/2031	MXN	662,500,000	—	(406,925)	(406,925)
Pay	BZDIOVRA	At Maturity	13.23	At Maturity	01/02/2031	BRL	118,479,636	—	(351,454)	(351,454)
Pay	BZDIOVRA	At Maturity	12.91	At Maturity	01/03/2033	BRL	32,035,109	—	(293,644)	(293,644)
Pay	BZDIOVRA	At Maturity	13.30	At Maturity	01/02/2031	BRL	114,335,366	—	(254,025)	(254,025)
Receive	SOFR	Annually	(3.75)	Annually	04/30/2031	USD	110,000,000	—	(193,958)	(193,958)
Pay	BZDIOVRA	At Maturity	13.32	At Maturity	01/03/2033	BRL	31,229,380	—	(104,571)	(104,571)
Pay	BZDIOVRA	At Maturity	13.52	At Maturity	01/02/2031	BRL	118,574,178	—	(31,498)	(31,498)
Pay	3 Month JIBAR	Quarterly	8.18	Quarterly	06/17/2036	ZAR	237,500,000	—	(22,563)	(22,563)
Pay	6 Month EURIBOR	Semi-Annually	3.08	Annually	05/29/2036	EUR	16,950,000	6,547	(3,059)	(9,606)
Pay	BZDIOVRA	At Maturity	13.54	At Maturity	01/03/2033	BRL	16,515,350	—	(2,591)	(2,591)
Subtotal — Depreciation								6,547	(18,718,152)	(18,724,699)
Total Centrally Cleared Interest Rate Swap Agreements								$90,272	$(8,488,906)	$(8,579,178)

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00%	Quarterly	12/20/2029	1.442%	EUR	15,000,000	$1,318,193	$2,171,811	$853,618
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00	Quarterly	12/20/2029	0.339	EUR	31,661,948	4,645,864	5,871,763	1,225,899
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00	Quarterly	12/20/2029	1.442	EUR	10,000,000	894,185	1,447,874	553,689
Subtotal—Appreciation									6,858,242	9,491,448	2,633,206
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.082	USD	19,883,846	(1,199,510)	(1,556,776)	(357,266)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 44, Version 1	Sell	5.00	Quarterly	12/20/2030	2.186	EUR	25,000,000	3,856,056	3,552,398	(303,658)
Subtotal—Depreciation									2,656,546	1,995,622	(660,924)
Total Over-The-Counter Credit Default Swap Agreements									$9,514,788	$11,487,070	$1,972,282

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
17
Invesco International Bond Fund

(a)
Implied credit spreads represent the current level, as of April 30, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BUBOR	—Budapest Interbank Offered Rate
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
18
Invesco International Bond Fund

Consolidated Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,494,409,748)*	$1,498,042,079
Investments in affiliated money market funds, at value (Cost $103,357,356)	103,357,356
Other investments:
Variation margin receivable — futures contracts	607,547
Variation margin receivable—centrally cleared swap agreements	6,259,803
Swaps receivable — OTC	554,910
Unrealized appreciation on swap agreements — OTC	2,633,206
Premiums paid on swap agreements — OTC	9,514,788
Unrealized appreciation on forward foreign currency contracts outstanding	55,371,493
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	241,009
Cash collateral — centrally cleared swap agreements	6,959,334
Cash collateral — OTC Derivatives	83,714,000
Cash	24,908,294
Foreign currencies, at value (Cost $8,396,283)	8,454,969
Receivable for:
Investments sold	29,025,101
Fund shares sold	1,592,769
Dividends	320,645
Interest	21,675,441
Principal paydowns	19,882
Investment for trustee deferred compensation and retirement plans	312,390
Other assets	141,372
Total assets	1,853,706,388
Liabilities:
Other investments:
Options written, at value (premiums received $128,207,208)	136,693,665
Unrealized depreciation on forward foreign currency contracts outstanding	76,270,170
Swaps payable — OTC	115,989
Unrealized depreciation on swap agreements—OTC	660,924
Payable for:
Investments purchased	40,308,394
Dividends	1,299,737
Fund shares reacquired	1,554,843
Collateral upon return of securities loaned	8,119,918
Accrued fees to affiliates	384,665
Accrued trustees’ and officers’ fees and benefits	1,684
Accrued other operating expenses	1,409,399
Trustee deferred compensation and retirement plans	312,390
Total liabilities	267,131,778
Net assets applicable to shares outstanding	$1,586,574,610
Net assets consist of:
Shares of beneficial interest	$1,803,298,970
Distributable earnings (loss)	(216,724,360)
$1,586,574,610
Net Assets:
Class A	$367,173,097
Class C	$12,116,584
Class R	$33,333,514
Class Y	$922,980,439
Class R5	$1,657,378
Class R6	$249,313,598
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	79,132,506
Class C	2,620,184
Class R	7,202,480
Class Y	199,019,278
Class R5	356,678
Class R6	53,831,840
Class A:
Net asset value per share	$4.64
Maximum offering price per share (Net asset value of $4.64 ÷ 95.75%)	$4.85
Class C:
Net asset value and offering price per share	$4.62
Class R:
Net asset value and offering price per share	$4.63
Class Y:
Net asset value and offering price per share	$4.64
Class R5:
Net asset value and offering price per share	$4.65
Class R6:
Net asset value and offering price per share	$4.63

*	At April 30, 2026, securities with an aggregate value of $7,869,952 were on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
19
Invesco International Bond Fund

Consolidated Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $46,958)	$39,731,258
Dividends (net of foreign withholding taxes of $59,231)	596,924
Dividends from affiliated money market funds (includes net securities lending income of $31,445)	2,058,753
Total investment income	42,386,935
Expenses:
Advisory fees	4,408,325
Administrative services fees	102,926
Custodian fees	107,711
Distribution fees:
Class A	461,642
Class C	62,048
Class R	87,196
Transfer agent fees — A, C, R and Y	941,453
Transfer agent fees — R5	807
Transfer agent fees — R6	35,169
Trustees’ and officers’ fees and benefits	15,730
Registration and filing fees	57,712
Reports to shareholders	63,883
Professional services fees	64,719
Other	10,722
Total expenses	6,420,043
Less: Fees waived and/or expenses reimbursed	(250,807)
Net expenses	6,169,236
Net investment income	36,217,699
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $393,516)	24,947,629
Affiliated investment securities	(1,115)
Foreign currencies	38,100
Forward foreign currency contracts	(32,833,442)
Futures contracts	(3,462,643)
Options written	45,263,118
Swap agreements	(10,272,973)
23,678,674
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	13,084,987
Affiliated investment securities	29
Foreign currencies	1,412,269
Forward foreign currency contracts	(24,467,511)
Futures contracts	601,301
Options written	(34,800,136)
Swap agreements	(15,895,171)
(60,064,232)
Net realized and unrealized gain (loss)	(36,385,558)
Net increase (decrease) in net assets resulting from operations	$(167,859)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
20
Invesco International Bond Fund

Consolidated Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$36,217,699	$53,742,631
Net realized gain	23,678,674	26,496,691
Change in net unrealized appreciation (depreciation)	(60,064,232)	84,011,517
Net increase (decrease) in net assets resulting from operations	(167,859)	164,250,839
Distributions to shareholders from distributable earnings:
Class A	(8,585,169)	(17,661,609)
Class C	(234,594)	(497,313)
Class R	(747,324)	(1,568,931)
Class Y	(18,585,867)	(23,026,565)
Class R5	(38,843)	(72,209)
Class R6	(5,986,996)	(11,424,988)
Total distributions from distributable earnings	(34,178,793)	(54,251,615)
Share transactions–net:
Class A	(9,265,426)	(29,437,268)
Class C	(183,442)	(1,037,702)
Class R	(1,616,644)	(2,762,841)
Class Y	328,315,885	155,628,520
Class R5	108,434	66,842
Class R6	13,361,888	960,447
Net increase in net assets resulting from share transactions	330,720,695	123,417,998
Net increase in net assets	296,374,043	233,417,222
Net assets:
Beginning of period	1,290,200,567	1,056,783,345
End of period	$1,586,574,610	$1,290,200,567
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
21
Invesco International Bond Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$4.72	$0.11	$(0.08)	$0.03	$(0.11)	$—	$(0.11)	$4.64	0.54%(d)	$367,173	1.03%(d)(e)	1.07%(d)(e)	4.86%(d)(e)	33%
Year ended 10/31/25	4.28	0.21	0.44	0.65	(0.21)	—	(0.21)	4.72	15.59	382,596	1.03	1.18	4.72	88
Year ended 10/31/24	4.15	0.23	0.11	0.34	(0.04)	(0.17)	(0.21)	4.28	8.28 (d)	375,296	1.04 (d)	1.17 (d)	5.23 (d)	102
Year ended 10/31/23	3.96	0.21	0.17	0.38	(0.04)	(0.15)	(0.19)	4.15	9.40 (d)	409,561	1.03 (d)	1.14 (d)	4.95 (d)	78
Year ended 10/31/22	5.08	0.15	(1.13)	(0.98)	—	(0.14)	(0.14)	3.96	(19.50)	449,632	1.16 (f)	1.18 (f)	3.21 (f)	90
Year ended 10/31/21	5.41	0.15	(0.33)	(0.18)	—	(0.15)	(0.15)	5.08	(3.54)	690,866	1.01	1.07	2.73	197
Class C
Six months ended 04/30/26	4.70	0.10	(0.09)	0.01	(0.09)	—	(0.09)	4.62	0.16	12,117	1.78 (e)	1.83 (e)	4.11 (e)	33
Year ended 10/31/25	4.26	0.18	0.44	0.62	(0.18)	—	(0.18)	4.70	14.79	12,512	1.78	1.93	3.97	88
Year ended 10/31/24	4.13	0.19	0.12	0.31	(0.04)	(0.14)	(0.18)	4.26	7.50	12,327	1.79	1.93	4.48	102
Year ended 10/31/23	3.94	0.18	0.16	0.34	(0.03)	(0.12)	(0.15)	4.13	8.61	14,744	1.79	1.90	4.19	78
Year ended 10/31/22	5.06	0.11	(1.12)	(1.01)	—	(0.11)	(0.11)	3.94	(20.21)	17,454	1.91 (f)	1.93 (f)	2.46 (f)	90
Year ended 10/31/21	5.39	0.11	(0.33)	(0.22)	—	(0.11)	(0.11)	5.06	(4.29)	30,414	1.76	1.82	1.98	197
Class R
Six months ended 04/30/26	4.71	0.11	(0.09)	0.02	(0.10)	—	(0.10)	4.63	0.41	33,334	1.29 (e)	1.33 (e)	4.60 (e)	33
Year ended 10/31/25	4.27	0.20	0.44	0.64	(0.20)	—	(0.20)	4.71	15.34	35,523	1.28	1.43	4.47	88
Year ended 10/31/24	4.13	0.22	0.12	0.34	(0.04)	(0.16)	(0.20)	4.27	8.28	34,849	1.29	1.43	4.98	102
Year ended 10/31/23	3.95	0.20	0.15	0.35	(0.04)	(0.13)	(0.17)	4.13	8.87	38,381	1.29	1.40	4.69	78
Year ended 10/31/22	5.06	0.14	(1.12)	(0.98)	—	(0.13)	(0.13)	3.95	(19.59)	40,962	1.41 (f)	1.43 (f)	2.96 (f)	90
Year ended 10/31/21	5.39	0.14	(0.34)	(0.20)	—	(0.13)	(0.13)	5.06	(3.80)	60,913	1.26	1.32	2.48	197
Class Y
Six months ended 04/30/26	4.72	0.12	(0.09)	0.03	(0.11)	—	(0.11)	4.64	0.67	922,980	0.79 (e)	0.83 (e)	5.10 (e)	33
Year ended 10/31/25	4.28	0.22	0.44	0.66	(0.22)	—	(0.22)	4.72	15.88	617,741	0.78	0.93	4.97	88
Year ended 10/31/24	4.14	0.24	0.12	0.36	(0.05)	(0.17)	(0.22)	4.28	8.81	416,278	0.79	0.93	5.48	102
Year ended 10/31/23	3.96	0.22	0.16	0.38	(0.04)	(0.16)	(0.20)	4.14	9.40	435,275	0.79	0.90	5.19	78
Year ended 10/31/22	5.08	0.16	(1.12)	(0.96)	—	(0.16)	(0.16)	3.96	(19.28)	497,025	0.91 (f)	0.93 (f)	3.46 (f)	90
Year ended 10/31/21	5.40	0.16	(0.32)	(0.16)	—	(0.16)	(0.16)	5.08	(3.11)	936,624	0.76	0.82	2.98	197
Class R5
Six months ended 04/30/26	4.73	0.12	(0.09)	0.03	(0.11)	—	(0.11)	4.65	0.68	1,657	0.75 (e)	0.77 (e)	5.14 (e)	33
Year ended 10/31/25	4.28	0.22	0.45	0.67	(0.22)	—	(0.22)	4.73	16.13	1,576	0.78	0.84	4.97	88
Year ended 10/31/24	4.15	0.24	0.11	0.35	(0.05)	(0.17)	(0.22)	4.28	8.56	1,367	0.79	0.84	5.48	102
Year ended 10/31/23	3.96	0.22	0.17	0.39	(0.04)	(0.16)	(0.20)	4.15	9.66	1,118	0.78	0.81	5.20	78
Year ended 10/31/22	5.08	0.15	(1.11)	(0.96)	—	(0.16)	(0.16)	3.96	(19.23)	964	0.84 (f)	0.84 (f)	3.53 (f)	90
Year ended 10/31/21	5.41	0.16	(0.32)	(0.16)	—	(0.17)	(0.17)	5.08	(3.16)	70	0.64	0.64	3.10	197
Class R6
Six months ended 04/30/26	4.71	0.12	(0.09)	0.03	(0.11)	—	(0.11)	4.63	0.70	249,314	0.68 (e)	0.70 (e)	5.21 (e)	33
Year ended 10/31/25	4.27	0.22	0.44	0.66	(0.22)	—	(0.22)	4.71	15.93	240,252	0.76	0.77	4.99	88
Year ended 10/31/24	4.14	0.24	0.11	0.35	(0.05)	(0.17)	(0.22)	4.27	8.60	216,666	0.77	0.77	5.50	102
Year ended 10/31/23	3.95	0.22	0.17	0.39	(0.04)	(0.16)	(0.20)	4.14	9.75	350,456	0.74	0.74	5.24	78
Year ended 10/31/22	5.07	0.17	(1.13)	(0.96)	—	(0.16)	(0.16)	3.95	(19.25)	284,792	0.78 (f)	0.78 (f)	3.59 (f)	90
Year ended 10/31/21	5.40	0.17	(0.33)	(0.16)	—	(0.17)	(0.17)	5.07	(3.17)	469,683	0.64	0.65	3.10	197

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
April 30, 2026 and the years ended October 31, 2024 and 2023, respectively.

(e)	Annualized.
(f)	Ratios include interest, facilities and maintenance fees of 0.15% for the year ended October 31, 2022.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
22
Invesco International Bond Fund

Notes to Consolidated Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco International Bond Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco International Bond Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
23
Invesco International Bond Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s consolidated financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s
24
Invesco International Bond Fund

servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements.
J.
Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
N.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity,
25
Invesco International Bond Fund

commodity, and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
O.
Call Options Purchased and Written – The Fund may write call options to seek to manage risk exposures in the Fund’s investment portfolio or to earn premiums and/or buy call options for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period.  An uncovered call option exists without the ownership of the underlying security.  Options written by the Fund normally will have expiration dates between three and nine months from the date written.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”.  A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium.  A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index.  Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities.  The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written.  If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.  If a written call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.  Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Options written. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities.  The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased.  Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.  A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
P.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts.  By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price.  In return for this right, the Fund pays an option premium.  The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”.  A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium.  A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index.  Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell.  If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses.  At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities.  The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised.  The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received.  Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities.  Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Options written, respectively. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
Q.
Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by
26
Invesco International Bond Fund

the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2026, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
R.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
S.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
T.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other
27
Invesco International Bond Fund

things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.500%
Next $10 billion	0.480%
Over $15 billion	0.450%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.61%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
Effective March 1, 2026, the Adviser has contractually agreed, through at least February 27, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.07%, 1.82%, 1.32%, 0.82%, 0.73% and 0.66%, respectively, of the Fund’s average daily net assets (the "expense limits"). Prior to March 1, 2026, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the
28
Invesco International Bond Fund

extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.04%, 1.79%, 1.29%, 0.79%, 0.79% and 079%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 27, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $52,045 and reimbursed class level expenses of $56,239, $2,196, $6,058, $124,536, $63 and $9,670 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $6,879 in front-end sales commissions from the sale of Class A shares and $28 and $108 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
29
Invesco International Bond Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$725,109,957	$—	$725,109,957
U.S. Dollar Denominated Bonds & Notes	—	252,979,543	2,790,550	255,770,093
Asset-Backed Securities	—	215,900,008	12,210,629	228,110,637
U.S. Treasury Securities	—	169,535,733	—	169,535,733
Common Stocks & Other Equity Interests	40,842,112	—	—	40,842,112
Commercial Paper	—	—	1,127,909	1,127,909
Money Market Funds	95,237,438	8,119,918	—	103,357,356
Options Purchased	—	77,545,638	—	77,545,638
Total Investments in Securities	136,079,550	1,449,190,797	16,129,088	1,601,399,435
Other Investments - Assets*
Futures Contracts	3,042,653	—	—	3,042,653
Forward Foreign Currency Contracts	—	55,371,493	—	55,371,493
Swap Agreements	—	12,980,681	—	12,980,681
	3,042,653	68,352,174	—	71,394,827
Other Investments - Liabilities*
Futures Contracts	(2,602,654)	—	—	(2,602,654)
Forward Foreign Currency Contracts	—	(76,270,170)	—	(76,270,170)
Options Written	—	(136,693,665)	—	(136,693,665)
Swap Agreements	—	(19,693,522)	—	(19,693,522)
	(2,602,654)	(232,657,357)	—	(235,260,011)
Total Other Investments	439,999	(164,305,183)	—	(163,865,184)
Total Investments	$136,519,549	$1,284,885,614	$16,129,088	$1,437,534,251

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended April 30, 2026:
	Value 10/31/25	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 04/30/26
Asset-Backed Securities	$12,552,581	$—	$—	$—	$—	$(341,952)	$—	$—	$12,210,629
U.S. Dollar Denominated Bonds & Notes	2,790,550	—	—	—	—	—	—	—	2,790,550
Commercial Paper	1,372,724	—	(308,187)	66,498	—	(3,126)	—	—	1,127,909
Total	$16,715,855	$—	$(308,187)	$66,498	$—	$(345,078)	$—	$—	$16,129,088
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 04/30/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Asset-Backed Securities	$12,210,629	Expected Recovery	Anticipated Proceeds	95.00% of Par	-
U.S. Dollar Denominated Bonds & Notes	2,790,550	Third-Party Pricing	Vendor Price Discount	15.00%	-
Commercial Paper	1,127,909	Accretion to Par Model	Accretion Period	252 Days	-
Total	16,129,088
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
30
Invesco International Bond Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
	Value
Derivative Assets	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$3,042,653	$3,042,653
Unrealized appreciation on swap agreements — Centrally Cleared(a)	201,954	—	10,145,521	10,347,475
Unrealized appreciation on forward foreign currency contracts outstanding	—	55,371,493	—	55,371,493
Unrealized appreciation on swap agreements — OTC	2,633,206	—	—	2,633,206
Options purchased, at value — OTC(b)	—	18,123,848	59,421,790	77,545,638
Total Derivative Assets	2,835,160	73,495,341	72,609,964	148,940,465
Derivatives not subject to master netting agreements	(201,954)	—	(13,188,174)	(13,390,128)
Total Derivative Assets subject to master netting agreements	$2,633,206	$73,495,341	$59,421,790	$135,550,337
	Value
Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(2,602,654)	$(2,602,654)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	(307,899)	—	(18,724,699)	(19,032,598)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(76,270,170)	—	(76,270,170)
Unrealized depreciation on swap agreements — OTC	(660,924)	—	—	(660,924)
Options written, at value — OTC(a)	(735,550)	(24,713,870)	(111,244,245)	(136,693,665)
Total Derivative Liabilities	(1,704,373)	(100,984,040)	(132,571,598)	(235,260,011)
Derivatives not subject to master netting agreements	307,899	—	21,327,353	21,635,252
Total Derivative Liabilities subject to master netting agreements	$(1,396,474)	$(100,984,040)	$(111,244,245)	$(213,624,759)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2026.
	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$—	$837,795	$—	$837,795	$—	$(4,088,545)	$—	$(4,088,545)	$(3,250,750)	$—	$3,250,750	$—
BNP Paribas S.A.	—	3,555,318	—	3,555,318	—	(9,171,595)	—	(9,171,595)	(5,616,277)	—	5,616,277	—
Deutsche Bank AG	4,950,365	1,911,222	—	6,861,587	(11,826,116)	(1,655,680)	—	(13,481,796)	(6,620,209)	—	4,200,000	(2,420,209)
Goldman Sachs International	32,718,792	12,836,223	—	45,555,015	(42,865,353)	(27,952,035)	—	(70,817,388)	(25,262,373)	—	25,262,373	—
J.P. Morgan Chase Bank, N.A.	9,227,449	31,709,403	3,188,116	44,124,968	(10,746,623)	(30,446,814)	(776,913)	(41,970,350)	2,154,618	—	—	2,154,618
Merrill Lynch International	4,542,328	4,046,160	—	8,588,488	(5,211,192)	(20,909,142)	—	(26,120,334)	(17,531,846)	—	12,440,000	(5,091,846)
Morgan Stanley and Co. International PLC	1,947,358	20,650,279	—	22,597,637	(1,195,787)	(42,469,854)	—	(43,665,641)	(21,068,004)	—	21,068,004	—
Standard Chartered Bank PLC	1,005,085	—	—	1,005,085	(4,117,184)	—	—	(4,117,184)	(3,112,099)	—	2,830,000	(282,099)
UBS AG	980,116	1,999,238	—	2,979,354	(307,915)	—	—	(307,915)	2,671,439	(1,836,813)	—	834,626
Total	$55,371,493	$77,545,638	$3,188,116	$136,105,247	$(76,270,170)	$(136,693,665)	$(776,913)	$(213,740,748)	$(77,635,501)	$(1,836,813)	$74,667,404	$(4,804,910)
31
Invesco International Bond Fund

Effect of Derivative Investments for the six months ended April 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(32,833,442)	$-	$-	$(32,833,442)
Futures contracts	-	-	-	(3,462,643)	(3,462,643)
Options purchased(a)	-	3,891,404	349,369	(566,127)	3,674,646
Options written	2,194,814	15,595,722	-	27,472,582	45,263,118
Swap agreements	(1,501,850)	-	-	(8,771,123)	(10,272,973)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(24,467,511)	-	-	(24,467,511)
Futures contracts	-	-	-	601,301	601,301
Options purchased(a)	-	270,382	191,172	(1,874,730)	(1,413,176)
Options written	(905,886)	(1,559,505)	-	(32,334,745)	(34,800,136)
Swap agreements	(93,813)	-	-	(15,801,358)	(15,895,171)
Total	$(306,735)	$(39,102,950)	$540,541	$(34,736,843)	$(73,605,987)

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
of unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Index Options Purchased	Swaptions Purchased	Foreign Currency Options Purchased	Future Options Written	Swaptions Written	Foreign Currency Options Written	Swap Agreements
Average notional value	$4,566,155,122	$649,481,424	$38,430,000	$2,196,004,165	$1,477,826,966	$498,839,000	$8,266,138,222	$2,028,439,991	$3,329,746,746
Average contracts	—	—	63	—	—	4,444	—	—	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$171,066,910	$51,066,659	$222,133,569
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
32
Invesco International Bond Fund

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $689,701,569 and $389,006,848, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$148,473,935
Aggregate unrealized (depreciation) of investments	(193,204,839)
Net unrealized appreciation (depreciation) of investments	$(44,730,904)
Cost of investments for tax purposes is $1,491,779,943.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	6,228,205	$29,742,689	6,944,105	$31,378,906
Class C	411,779	1,961,066	698,968	3,137,363
Class R	399,969	1,894,803	1,055,066	4,730,377
Class Y	90,683,814	434,902,145	64,069,555	292,152,126
Class R5	40,818	193,023	58,486	262,452
Class R6	6,330,287	29,975,899	12,271,147	55,400,973
Issued as reinvestment of dividends:
Class A	1,536,200	7,288,078	3,293,978	14,840,957
Class C	44,817	211,789	99,931	448,748
Class R	156,866	742,010	346,714	1,558,429
Class Y	2,914,320	13,768,826	3,834,602	17,326,086
Class R5	8,137	38,633	15,893	71,795
Class R6	1,167,701	5,525,346	2,390,538	10,748,008
Automatic conversion of Class C shares to Class A shares:
Class A	190,751	907,511	394,426	1,774,940
Class C	(191,434)	(907,511)	(395,729)	(1,774,940)
Reacquired:
Class A	(9,879,923)	(47,203,704)	(17,307,553)	(77,432,071)
Class C	(305,119)	(1,448,786)	(634,965)	(2,848,873)
Class R	(900,400)	(4,253,457)	(2,024,489)	(9,051,647)
Class Y	(25,508,747)	(120,355,086)	(34,330,850)	(153,849,692)
Class R5	(25,776)	(123,222)	(60,079)	(267,405)
Class R6	(4,670,498)	(22,139,357)	(14,414,371)	(65,188,534)
Net increase in share activity	68,631,767	$330,720,695	26,305,373	$123,417,998

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

33
Invesco International Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
34
Invesco International Bond Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-IBD-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Multi-Asset Income Fund
Nasdaq:
A: PIAFX ■ C: PICFX ■ R: PIRFX ■ Y: PIYFX ■ R5: IPNFX ■ R6: PIFFX

2	Schedule of Investments
12	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
24	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026
(Unaudited)

Shares		Value
Exchange-Traded Funds–75.58%
Invesco Core Fixed Income ETF(b)	6,570,000	$164,832,102
Invesco High Yield Systematic Bond ETF(b)	4,298,779	96,099,204
Invesco MSCI EAFE Income Advantage ETF(b)(c)	1,587,000	86,666,070
Invesco QQQ Income Advantage ETF(b)	1,942,000	105,974,940
Invesco S&P 500 Equal Weight Income Advantage ETF(b)(c)	3,835,000	199,420,000
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	120,000	11,496,000
Total Exchange-Traded Funds (Cost $635,774,292)		664,488,316
Principal Amount
U.S. Treasury Securities–11.89%
U.S. Treasury Bills–0.47%
3.56% - 4.12%, 05/14/2026(d)(e)	$3,512,000	3,507,464
3.62% - 3.69%, 09/17/2026(e)	627,000	618,311
		4,125,775
U.S. Treasury Bonds–5.20%
1.13%, 08/15/2040	9,600,400	5,950,560
1.38%, 11/15/2040	2,966,400	1,898,438
4.88%, 08/15/2045	11,986,700	11,841,549
1.38%, 08/15/2050	8,750,000	4,228,711
4.63%, 02/15/2055	17,800,000	16,768,504
4.75%, 08/15/2055	5,263,000	5,063,993
		45,751,755
U.S. Treasury Notes–6.22%
4.50%, 04/15/2027	4,000,000	4,027,718
3.63%, 09/30/2030	12,900,000	12,705,996
3.88%, 09/30/2032	21,773,000	21,418,338
4.25%, 08/15/2035	16,686,200	16,542,803
		54,694,855
Total U.S. Treasury Securities (Cost $107,842,114)		104,572,385
U.S. Dollar Denominated Bonds & Notes–10.04%
Advertising–0.02%
Interpublic Group of Cos., Inc. (The), 4.65%, 10/01/2028	170,000	164,822
Aerospace & Defense–0.05%
Lockheed Martin Corp.,
5.70%, 11/15/2054	300,000	297,644
5.20%, 02/15/2064	170,000	153,941
		451,585
Agricultural & Farm Machinery–0.05%
CNH Industrial Capital LLC, 4.55%, 04/10/2028	155,000	155,001
John Deere Capital Corp., 4.95%, 07/14/2028	240,000	244,111
		399,112
Principal Amount		Value
Agricultural Products & Services–0.08%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	$700,000	$670,979
Air Freight & Logistics–0.15%
FedEx Corp.,
3.88%, 08/01/2042	170,000	134,613
4.75%, 11/15/2045	340,000	292,275
Rand Parent LLC, 8.50%, 02/15/2030(f)	500,000	520,767
United Parcel Service, Inc., 5.95%, 05/14/2055(c)	340,000	345,302
		1,292,957
Application Software–0.15%
AppLovin Corp., 5.95%, 12/01/2054(c)	300,000	275,407
Cloud Software Group, Inc., 9.00%, 09/30/2029(f)	400,000	393,086
Open Text Holdings, Inc. (Canada), 4.13%, 02/15/2030(f)	320,000	288,283
Salesforce, Inc., 6.40%, 03/15/2046	400,000	400,104
		1,356,880
Asset Management & Custody Banks–0.12%
Ares Capital Corp.,
5.95%, 07/15/2029	170,000	171,543
3.20%, 11/15/2031(c)	170,000	149,067
BlackRock, Inc., 2.10%, 02/25/2032	170,000	149,250
FS KKR Capital Corp., 6.13%, 01/15/2030(c)	150,000	145,431
State Street Corp., 4.73%, 02/28/2030	400,000	404,158
		1,019,449
Automobile Manufacturers–0.24%
American Honda Finance Corp.,
4.90%, 01/10/2034	300,000	293,849
5.20%, 03/05/2035(c)	200,000	198,214
Ford Motor Credit Co. LLC,
6.80%, 05/12/2028	300,000	309,223
5.11%, 05/03/2029	300,000	298,231
Hyundai Capital America, 4.60%, 04/06/2028(c)(f)	276,000	276,079
Jaguar Land Rover Automotive PLC (United Kingdom), 4.50%, 10/01/2027(f)	212,000	210,097
Toyota Motor Credit Corp.,
4.65%, 09/03/2032	170,000	169,191
4.80%, 01/05/2034	340,000	339,736
		2,094,620
Automotive Parts & Equipment–0.10%
IHO Verwaltungs GmbH (Germany), 8.75% PIK Rate, 8.00% Cash Rate, 11/15/2032(f)(g)	200,000	207,638
Tenneco, Inc., 8.00%, 11/17/2028(f)	400,000	404,985
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Multi-Asset Income Fund

Principal Amount		Value
Automotive Parts & Equipment–(continued)
ZF North America Capital, Inc. (Germany), 7.13%, 04/14/2030(f)	$300,000	$300,978
		913,601
Automotive Retail–0.06%
Advance Auto Parts, Inc., 1.75%, 10/01/2027	560,000	534,997
Biotechnology–0.08%
AbbVie, Inc.,
4.80%, 03/15/2029(c)	230,000	233,370
4.55%, 03/15/2035	170,000	165,040
Amgen, Inc., 1.65%, 08/15/2028	340,000	320,659
		719,069
Brewers–0.03%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	200,000	251,949
Broadcasting–0.02%
Univision Communications, Inc., 8.50%, 07/31/2031(f)	200,000	203,121
Broadline Retail–0.17%
Amazon.com, Inc.,
3.30%, 04/13/2027	150,000	149,196
5.45%, 11/20/2055	200,000	189,014
5.80%, 03/13/2056	320,000	315,178
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(f)	437,000	416,146
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(f)	350,000	384,269
		1,453,803
Building Products–0.07%
Adams Homes, Inc., 9.25%, 10/15/2028(f)	285,000	295,804
Fortune Brands Innovations, Inc., 4.00%, 03/25/2032(c)	170,000	160,677
Standard Industries, Inc., 4.75%, 01/15/2028(f)	170,000	169,146
		625,627
Cable & Satellite–0.27%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.25%, 01/15/2029	230,000	214,987
Comcast Corp.,
5.50%, 11/15/2032(c)	200,000	207,791
4.80%, 05/15/2033(c)	680,000	675,733
5.65%, 06/15/2035	200,000	206,718
CSC Holdings LLC, 4.50%, 11/15/2031(f)	400,000	233,613
DISH Network Corp., 11.75%, 11/15/2027(f)	530,000	547,488
LCPR Senior Secured Financing DAC (Puerto Rico), 6.75%, 10/15/2027(f)	400,000	272,860
		2,359,190
Cargo Ground Transportation–0.03%
Ryder System, Inc., 4.95%, 09/01/2029	240,000	243,468
Principal Amount		Value
Casinos & Gaming–0.06%
Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(f)	$520,000	$516,589
Commercial Printing–0.07%
R.R. Donnelley & Sons Co., 9.50%, 08/01/2029(f)	600,000	619,806
Commodity Chemicals–0.03%
LyondellBasell Industries N.V., 4.63%, 02/26/2055	340,000	258,205
Communications Equipment–0.12%
Cisco Systems, Inc., 5.10%, 02/24/2035(c)	780,000	789,758
Viasat, Inc., 5.63%, 04/15/2027(c)(f)	300,000	299,491
		1,089,249
Computer & Electronics Retail–0.02%
Best Buy Co., Inc., 1.95%, 10/01/2030	170,000	152,105
Construction Materials–0.06%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(f)	127,000	82,230
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(f)	400,000	419,057
		501,287
Consumer Finance–0.20%
Ally Financial, Inc.,
6.99%, 06/13/2029(h)	250,000	260,044
6.85%, 01/03/2030(h)	100,000	104,435
6.18%, 07/26/2035(h)	100,000	101,508
American Express Co., 4.99%, 05/26/2033(c)(h)	340,000	338,241
Capital One Financial Corp.,
2.36%, 07/29/2032(h)	340,000	293,137
6.05%, 02/01/2035(h)	170,000	176,445
goeasy Ltd. (Canada), 7.63%, 07/01/2029(c)(f)	263,000	235,889
Navient Corp., 9.38%, 07/25/2030(c)	211,000	219,101
		1,728,800
Consumer Staples Merchandise Retail–0.06%
Walmart, Inc.,
3.70%, 06/26/2028	170,000	169,007
4.15%, 09/09/2032(c)	400,000	397,920
		566,927
Data Processing & Outsourced Services–0.04%
Concentrix Corp., 6.60%, 08/02/2028(c)	350,000	346,957
Distillers & Vintners–0.02%
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	200,000	186,818
Diversified Banks–1.40%
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
4.97%, 05/08/2031	200,000	200,204
6.03%, 03/13/2035(c)(h)	200,000	208,475
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Multi-Asset Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Banco Santander S.A. (Spain),
5.57%, 01/17/2030	$600,000	$615,999
6.03%, 01/17/2035	200,000	209,851
Bank of America Corp.,
3.71%, 04/24/2028(h)	80,000	79,472
6.20%, 11/10/2028(h)	150,000	153,946
3.42%, 12/20/2028(h)	630,000	619,714
5.82%, 09/15/2029(h)	200,000	205,817
6.11%, 01/29/2037	680,000	714,255
Bank of Montreal (Canada), 4.35%, 09/22/2031(c)(h)	300,000	296,585
Barclays PLC (United Kingdom),
6.69%, 09/13/2034(h)	250,000	270,819
5.34%, 09/10/2035(h)	200,000	198,490
HSBC Holdings PLC (United Kingdom),
4.76%, 06/09/2028(h)	250,000	250,610
5.21%, 08/11/2028(h)	340,000	342,823
4.58%, 06/19/2029(h)	800,000	799,912
2.85%, 06/04/2031(h)	200,000	185,285
2.80%, 05/24/2032(h)	250,000	226,367
6.33%, 03/09/2044(h)	340,000	360,307
Huntington National Bank (The), 5.65%, 01/10/2030	250,000	258,602
ING Groep N.V. (Netherlands), 4.02%, 03/28/2028(h)	200,000	199,203
JPMorgan Chase & Co.,
4.25%, 10/01/2027	75,000	75,063
3.54%, 05/01/2028(h)	340,000	337,205
Lloyds Banking Group PLC (United Kingdom), 5.46%, 01/05/2028(h)	200,000	201,358
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.20%, 01/16/2031(c)(h)	600,000	610,239
Morgan Stanley Private Bank N.A., 4.47%, 11/19/2031(h)	300,000	296,107
National Australia Bank Ltd. (Australia),
4.94%, 01/12/2028	250,000	253,346
4.79%, 01/10/2029(c)	250,000	254,266
PNC Financial Services Group, Inc. (The), 5.58%, 01/29/2036(h)	200,000	204,657
Regions Banks, 6.45%, 06/26/2037	250,000	262,600
Sumitomo Mitsui Financial Group, Inc. (Japan),
3.35%, 10/18/2027(c)	230,000	227,044
5.45%, 01/15/2032	200,000	205,689
Toronto-Dominion Bank (The) (Canada),
4.69%, 09/15/2027	200,000	201,096
5.16%, 01/10/2028	100,000	101,274
5.52%, 07/17/2028	230,000	235,583
U.S. Bancorp,
6.79%, 10/26/2027(h)	230,000	232,689
4.97%, 07/22/2033(h)	680,000	676,678
Wells Fargo & Co.,
Series W, 4.90%, 01/24/2028(h)	170,000	170,617
3.53%, 03/24/2028(h)	80,000	79,409
3.35%, 03/02/2033(h)	340,000	313,097
4.89%, 09/15/2036(h)	360,000	350,831
5.01%, 04/04/2051(h)	200,000	177,218
Westpac Banking Corp. (Australia),
3.40%, 01/25/2028(c)	105,000	103,884
1.95%, 11/20/2028	400,000	378,783
		12,345,469
Principal Amount		Value
Diversified Chemicals–0.11%
Dow Chemical Co. (The),
5.15%, 02/15/2034(c)	$170,000	$167,783
4.63%, 10/01/2044	340,000	270,489
5.60%, 02/15/2054	200,000	174,232
INEOS Finance PLC (Luxembourg), 6.75%, 05/15/2028(f)	336,000	337,723
		950,227
Diversified Financial Services–0.13%
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(f)	450,000	457,002
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(f)	466,000	447,327
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/06/2031(f)	300,000	254,005
		1,158,334
Diversified REITs–0.03%
Highwoods Realty L.P., 3.05%, 02/15/2030	300,000	278,217
Diversified Support Services–0.02%
Novant Health, Inc., 2.64%, 11/01/2036	170,000	134,663
Education Services–0.12%
Grand Canyon University, 5.13%, 10/01/2028	500,000	496,639
Massachusetts Institute of Technology,
5.60%, 07/01/2111	170,000	164,756
3.89%, 07/01/2116	170,000	115,339
William Marsh Rice University, 3.57%, 05/15/2045	340,000	265,728
		1,042,462
Electric Utilities–0.76%
American Electric Power Co., Inc., 5.63%, 03/01/2033	200,000	206,915
Appalachian Power Co., 5.65%, 04/01/2034	340,000	350,193
Edison International,
4.13%, 03/15/2028	100,000	98,444
5.25%, 11/15/2028(c)	490,000	492,518
6.25%, 03/15/2030	100,000	103,409
Entergy Mississippi LLC, 5.85%, 06/01/2054	360,000	355,732
Eversource Energy, 5.45%, 03/01/2028	200,000	203,052
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	100,000	96,606
Nevada Power Co., 6.25%, 05/15/2055(h)	170,000	171,377
NextEra Energy Capital Holdings, Inc.,
5.05%, 02/28/2033	680,000	687,284
3.80%, 03/15/2082(h)	340,000	331,803
Pacific Gas and Electric Co.,
3.00%, 06/15/2028	85,000	82,213
6.10%, 01/15/2029	230,000	237,747
3.75%, 08/15/2042	170,000	127,731
3.95%, 12/01/2047	170,000	124,377
6.70%, 04/01/2053	170,000	177,048
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Multi-Asset Income Fund

Principal Amount		Value
Electric Utilities–(continued)
PacifiCorp,
5.45%, 02/15/2034	$340,000	$344,207
4.10%, 02/01/2042	170,000	135,960
4.15%, 02/15/2050	200,000	150,396
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(f)	210,000	206,430
PPL Electric Utilities Corp., 5.00%, 05/15/2033	170,000	171,936
Public Service Co. of Colorado, Series 17, 6.25%, 09/01/2037	180,000	193,828
Southern California Edison Co.,
6.00%, 01/15/2034	190,000	197,207
5.90%, 03/01/2055	170,000	160,158
Series C, 4.13%, 03/01/2048	170,000	127,024
Series E, 5.45%, 06/01/2052	200,000	177,456
Southwestern Public Service Co., 6.00%, 06/01/2054	340,000	342,234
Vistra Operations Co. LLC, 5.00%, 07/31/2027(f)	400,000	400,078
XPLR Infrastructure Operating Partners L.P., 4.50%, 09/15/2027(f)	230,000	228,427
		6,681,790
Electrical Components & Equipment–0.07%
Emerson Electric Co., 1.80%, 10/15/2027	240,000	232,608
EnerSys, 4.38%, 12/15/2027(f)	160,000	158,049
Regal Rexnord Corp., 6.05%, 04/15/2028	190,000	194,838
		585,495
Electronic Components–0.04%
Corning, Inc., 5.85%, 11/15/2068	340,000	329,799
Environmental & Facilities Services–0.03%
Waste Connections, Inc., 2.20%, 01/15/2032(c)	340,000	298,973
Financial Exchanges & Data–0.02%
S&P Global, Inc., 2.95%, 03/01/2029	200,000	193,005
Gas Utilities–0.05%
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032	170,000	166,733
Southern California Gas Co., 5.45%, 06/15/2035	270,000	276,641
		443,374
Health Care Distributors–0.03%
Cencora, Inc., 3.45%, 12/15/2027	250,000	246,182
Health Care Equipment–0.06%
Baxter International, Inc., 2.54%, 02/01/2032	340,000	289,005
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(c)(f)	280,000	276,938
		565,943
Health Care Facilities–0.09%
Adventist Health System, 5.43%, 03/01/2032(c)	170,000	172,305
Principal Amount		Value
Health Care Facilities–(continued)
Ascension Health, Series B, 2.53%, 11/15/2029(c)	$170,000	$159,698
City of Hope, Series 2013, 5.62%, 11/15/2043	340,000	332,520
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/2048	170,000	145,917
		810,440
Health Care REITs–0.07%
Alexandria Real Estate Equities, Inc.,
2.00%, 05/18/2032	170,000	142,122
2.95%, 03/15/2034(c)	170,000	143,207
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	300,000	292,688
		578,017
Health Care Services–0.31%
CommonSpirit Health,
4.35%, 11/01/2042	340,000	291,621
3.91%, 10/01/2050	340,000	250,460
Community Health Systems, Inc., 5.25%, 05/15/2030(f)	536,000	506,389
CVS Health Corp.,
5.30%, 12/05/2043	340,000	311,951
4.25%, 04/01/2050	170,000	130,538
New York and Presbyterian Hospital (The), Series 2019, 3.95%, 08/01/2119	170,000	114,668
Peacehealth Obligated Group, Series 2020, 3.22%, 11/15/2050	300,000	194,321
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(f)	300,000	311,304
Providence St. Joseph Health Obligated Group,
Series I, 3.74%, 10/01/2047	170,000	126,647
Series A, 3.93%, 10/01/2048	680,000	515,099
		2,752,998
Homebuilding–0.10%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	150,000	149,923
D.R. Horton, Inc., 5.00%, 10/15/2034	200,000	198,098
LGI Homes, Inc., 4.00%, 07/15/2029(c)(f)	508,000	461,282
Sekisui House U.S., Inc., 3.85%, 01/15/2030	100,000	95,357
		904,660
Hotels, Resorts & Cruise Lines–0.01%
Booking Holdings, Inc., 3.55%, 03/15/2028(c)	50,000	49,331
Human Resource & Employment Services–0.01%
Automatic Data Processing, Inc., 4.75%, 05/08/2032	100,000	100,810
Independent Power Producers & Energy Traders–0.05%
AES Corp. (The),
5.45%, 06/01/2028	80,000	80,812
6.95%, 07/15/2055(h)	400,000	390,509
		471,321
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Multi-Asset Income Fund

Principal Amount		Value
Industrial Conglomerates–0.02%
3M Co., 5.15%, 03/15/2035	$170,000	$172,093
Industrial Machinery & Supplies & Components–0.04%
Stanley Black & Decker, Inc., 2.30%, 03/15/2030(c)	400,000	366,789
Industrial REITs–0.03%
LXP Industrial Trust, 2.38%, 10/01/2031	340,000	296,544
Insurance Brokers–0.13%
Aon Corp., 2.80%, 05/15/2030	700,000	652,814
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(f)	410,000	418,846
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	80,000	80,380
		1,152,040
Integrated Oil & Gas–0.10%
BP Capital Markets America, Inc., 4.87%, 11/25/2029	200,000	203,409
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	340,000	374,074
Chevron USA, Inc., 1.02%, 08/12/2027	100,000	96,338
Shell Finance US, Inc., 5.50%, 03/25/2040(f)	170,000	172,436
		846,257
Integrated Telecommunication Services–0.07%
Altice France S.A. (France), 6.50%, 04/15/2032(f)	419,970	413,299
Verizon Communications, Inc., 5.25%, 04/02/2035	170,000	170,030
		583,329
Interactive Media & Services–0.30%
Alphabet, Inc.,
5.65%, 02/15/2056(c)	190,000	186,490
5.70%, 11/15/2075	200,000	191,561
Baidu, Inc. (China), 4.38%, 03/29/2028	300,000	300,269
Discovery Global Holdings, Inc., 5.05%, 03/15/2042	300,000	214,809
Meta Platforms, Inc.,
5.25%, 05/15/2036	338,000	337,443
5.75%, 05/15/2063	170,000	156,848
5.75%, 11/15/2065	500,000	455,289
6.45%, 05/15/2066	800,000	799,996
		2,642,705
Investment Banking & Brokerage–0.19%
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	400,000	395,440
Jefferies Financial Group, Inc., 2.63%, 10/15/2031	340,000	297,360
Morgan Stanley,
6.30%, 10/18/2028(h)	170,000	174,337
4.71%, 03/12/2032(h)	500,000	496,252
2.48%, 09/16/2036(h)	170,000	147,219
Nomura Holdings, Inc. (Japan), 2.68%, 07/16/2030	200,000	183,389
		1,693,997
Principal Amount		Value
IT Consulting & Other Services–0.14%
CGI, Inc. (Canada), 4.95%, 03/14/2030	$100,000	$100,253
IBM International Capital Pte. Ltd., 4.60%, 02/05/2029	170,000	170,954
International Business Machines Corp.,
6.50%, 01/15/2028	150,000	155,430
4.25%, 05/15/2049	100,000	76,845
3.43%, 02/09/2052	170,000	111,041
Kyndryl Holdings, Inc., 3.15%, 10/15/2031(c)	680,000	577,327
		1,191,850
Life & Health Insurance–0.13%
Brighthouse Financial, Inc., 3.70%, 06/22/2027(c)	680,000	668,016
Globe Life, Inc., 4.55%, 09/15/2028	400,000	399,394
MetLife, Inc., 5.88%, 02/06/2041	100,000	103,380
		1,170,790
Life Sciences Tools & Services–0.04%
Agilent Technologies, Inc., 2.30%, 03/12/2031(c)	170,000	152,916
Fortrea Holdings, Inc., 7.50%, 07/01/2030(f)	220,000	214,343
		367,259
Managed Health Care–0.17%
Centene Corp.,
2.45%, 07/15/2028	60,000	56,674
3.38%, 02/15/2030	100,000	92,972
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/2050(c)	340,000	215,668
Humana, Inc.,
5.55%, 05/01/2035	170,000	169,021
4.80%, 03/15/2047	170,000	137,674
3.95%, 08/15/2049	680,000	477,395
UnitedHealth Group, Inc.,
5.38%, 04/15/2054	170,000	156,969
5.20%, 04/15/2063	170,000	149,486
		1,455,859
Marine Transportation–0.03%
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(f)	276,000	264,040
Metal, Glass & Plastic Containers–0.04%
AptarGroup, Inc., 3.60%, 03/15/2032	170,000	157,703
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2030(f)	205,000	195,518
		353,221
Movies & Entertainment–0.02%
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027	200,000	197,641
Multi-Family Residential REITs–0.04%
Essex Portfolio L.P., 3.63%, 05/01/2027	170,000	168,796
Mid-America Apartments L.P., 3.60%, 06/01/2027	160,000	158,984
		327,780
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Multi-Asset Income Fund

Principal Amount		Value
Multi-Utilities–0.04%
Consumers Energy Co., 4.63%, 05/15/2033(c)	$170,000	$168,163
Sempra, 6.55%, 04/01/2055(h)	170,000	171,830
		339,993
Office REITs–0.02%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029(c)	186,000	194,815
Office Services & Supplies–0.07%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/2030	300,000	301,176
HNI Corp., 5.13%, 01/18/2029(c)(f)	353,000	348,901
		650,077
Oil & Gas Drilling–0.08%
Nabors Industries, Inc., 9.13%, 01/31/2030(f)	483,000	507,506
Valaris Ltd., 8.38%, 04/30/2030(f)	210,000	219,058
		726,564
Oil & Gas Equipment & Services–0.02%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	155,000	152,796
Oil & Gas Exploration & Production–0.15%
APA Corp., 5.35%, 07/01/2049	170,000	145,687
Crescent Energy Finance LLC, 7.63%, 04/01/2032(f)	300,000	309,065
Hess Corp., 7.30%, 08/15/2031	170,000	191,833
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.88%, 05/15/2034(f)	169,000	169,941
SM Energy Co., 8.75%, 07/01/2031(c)(f)	200,000	209,887
Woodside Finance Ltd. (Australia),
5.40%, 05/19/2030	100,000	102,197
5.70%, 05/19/2032	170,000	176,676
		1,305,286
Oil & Gas Refining & Marketing–0.03%
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(c)(f)	260,000	266,651
Oil & Gas Storage & Transportation–0.36%
Eastern Gas Transmission and Storage, Inc., 3.00%, 11/15/2029	170,000	161,175
Enbridge, Inc. (Canada),
5.30%, 04/05/2029	200,000	204,293
7.38%, 03/15/2055(c)(h)	340,000	359,697
ITT Holdings LLC, 6.50%, 08/01/2029(f)	267,000	263,355
Kinder Morgan Energy Partners L.P., 7.50%, 11/15/2040	340,000	396,269
MPLX L.P., 5.20%, 03/01/2047	340,000	300,055
ONEOK, Inc., 7.15%, 01/15/2051	340,000	371,721
Plains All American Pipeline L.P./PAA Finance Corp.,
5.70%, 09/15/2034	340,000	348,464
5.60%, 01/15/2036	340,000	340,769
Venture Global LNG, Inc., 9.88%, 02/01/2032(c)(f)	400,000	429,328
		3,175,126
Principal Amount		Value
Other Specialized REITs–0.04%
EPR Properties, 3.75%, 08/15/2029	$200,000	$192,516
Iron Mountain, Inc., 4.88%, 09/15/2027(f)	168,000	167,696
		360,212
Packaged Foods & Meats–0.10%
B&G Foods, Inc., 8.00%, 09/15/2028(c)(f)	600,000	595,410
Conagra Brands, Inc., 1.38%, 11/01/2027	300,000	286,010
		881,420
Paper & Plastic Packaging Products & Materials–0.04%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(f)	210,000	206,456
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(f)	200,000	188,329
		394,785
Passenger Airlines–0.06%
Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	114,093	110,075
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(c)(f)	300,000	279,798
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	62,231	63,379
Series 2019-2, Class AA, 2.70%, 05/01/2032	124,331	114,341
		567,593
Personal Care Products–0.04%
Kenvue, Inc., 5.20%, 03/22/2063	170,000	152,193
Unilever Capital Corp. (United Kingdom), 5.00%, 12/08/2033(c)	170,000	173,921
		326,114
Pharmaceuticals–0.22%
Bristol-Myers Squibb Co.,
3.45%, 11/15/2027	80,000	79,346
3.90%, 02/20/2028(c)	311,000	310,260
5.55%, 02/22/2054	300,000	288,203
Eli Lilly and Co., 4.55%, 10/15/2032(c)	170,000	170,063
Johnson & Johnson, 5.85%, 07/15/2038	100,000	109,256
Merck & Co., Inc., 1.70%, 06/10/2027	170,000	165,928
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
4.13%, 04/30/2028(f)	200,000	197,501
6.75%, 05/15/2034(f)	200,000	211,119
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/2063	170,000	153,824
Viatris, Inc., 2.30%, 06/22/2027	85,000	82,632
Wyeth LLC, 6.00%, 02/15/2036	190,000	203,038
		1,971,170
Property & Casualty Insurance–0.04%
Arch Capital Group Ltd., 7.35%, 05/01/2034	340,000	385,915
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Multi-Asset Income Fund

Principal Amount		Value
Rail Transportation–0.03%
Union Pacific Corp.,
3.75%, 02/05/2070	$170,000	$113,861
3.85%, 02/14/2072	170,000	116,231
		230,092
Regional Banks–0.22%
F.N.B. Corp., 5.72%, 12/11/2030(h)	100,000	101,117
Huntington Bancshares, Inc., 6.14%, 11/18/2039(h)	340,000	346,605
M&T Bank Corp., 7.41%, 10/30/2029(h)	500,000	532,989
Pinnacle Financial Partners, Inc., 6.17%, 11/01/2030(h)	100,000	102,632
Santander Holdings USA, Inc., 6.17%, 01/09/2030(h)	200,000	206,450
Simmons First National Corp., 6.25%, 10/01/2035(h)	170,000	171,202
Truist Financial Corp.,
4.87%, 01/26/2029(h)	100,000	100,741
3.88%, 03/19/2029	340,000	333,989
		1,895,725
Reinsurance–0.02%
AXIS Specialty Finance LLC, 4.90%, 01/15/2040(c)(h)	200,000	195,479
Research & Consulting Services–0.08%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(f)	300,000	289,973
KBR, Inc., 4.75%, 09/30/2028(f)	400,000	393,819
		683,792
Restaurants–0.02%
Starbucks Corp., 4.90%, 02/15/2031	170,000	172,457
Retail REITs–0.06%
Kimco Realty OP LLC, 3.80%, 04/01/2027	340,000	339,251
Simon Property Group L.P., 2.65%, 02/01/2032	170,000	152,106
		491,357
Security & Alarm Services–0.02%
CoreCivic, Inc., 4.75%, 10/15/2027	160,000	159,247
Semiconductor Materials & Equipment–0.06%
Applied Materials, Inc.,
1.75%, 06/01/2030	170,000	153,266
4.00%, 01/15/2031(c)	340,000	333,757
		487,023
Semiconductors–0.05%
Analog Devices, Inc., 4.50%, 06/15/2030	200,000	200,602
Broadcom, Inc., 3.14%, 11/15/2035(f)	300,000	255,829
		456,431
Soft Drinks & Non-alcoholic Beverages–0.13%
Coca-Cola Co. (The), 5.00%, 05/13/2034(c)	170,000	175,111
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 2.75%, 01/22/2030	340,000	318,781
Principal Amount		Value
Soft Drinks & Non-alcoholic Beverages–(continued)
Keurig Dr Pepper, Inc., 2.25%, 03/15/2031	$170,000	$150,777
PepsiCo, Inc.,
4.10%, 01/15/2029	170,000	169,848
4.60%, 02/07/2030(c)	340,000	344,765
		1,159,282
Steel–0.17%
ArcelorMittal S.A. (Luxembourg), 7.00%, 10/15/2039	680,000	750,871
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(c)(f)	160,000	160,100
SunCoke Energy, Inc., 4.88%, 06/30/2029(f)	300,000	276,829
Vale Overseas Ltd. (Brazil), 6.40%, 06/28/2054	340,000	349,343
		1,537,143
Systems Software–0.19%
Accenture Capital, Inc., 4.50%, 10/04/2034(c)	400,000	385,530
McAfee Corp., 7.38%, 02/15/2030(f)	160,000	129,812
Oracle Corp.,
3.25%, 11/15/2027	200,000	195,758
4.95%, 02/04/2031	252,000	246,566
5.35%, 05/04/2033	195,000	189,667
5.70%, 02/04/2036	350,000	336,298
6.13%, 07/08/2039	170,000	164,222
		1,647,853
Technology Distributors–0.03%
Avnet, Inc., 6.25%, 03/15/2028	230,000	236,249
Technology Hardware, Storage & Peripherals–0.02%
Apple, Inc., 3.20%, 05/11/2027	135,000	134,168
Tires & Rubber–0.03%
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	265,000	263,659
Tobacco–0.14%
BAT Capital Corp. (United Kingdom), 4.91%, 04/02/2030	150,000	151,603
Philip Morris International, Inc.,
4.88%, 02/15/2028	160,000	161,584
3.88%, 10/27/2028	200,000	198,295
5.63%, 11/17/2029	180,000	186,705
5.13%, 02/15/2030	400,000	408,598
4.90%, 11/01/2034	170,000	168,964
		1,275,749
Water Utilities–0.03%
United Utilities PLC (United Kingdom), 6.88%, 08/15/2028	240,000	252,045
Wireless Telecommunication Services–0.06%
Rogers Communications, Inc. (Canada), 5.30%, 02/15/2034	100,000	99,576
Sprint Capital Corp., 8.75%, 03/15/2032	100,000	119,021
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Multi-Asset Income Fund

Principal Amount		Value
Wireless Telecommunication Services–(continued)
T-Mobile USA, Inc.,
2.05%, 02/15/2028	$170,000	$163,238
5.15%, 04/15/2034(c)	170,000	170,990
		552,825
Total U.S. Dollar Denominated Bonds & Notes (Cost $88,519,189)		88,254,769
U.S. Government Sponsored Agency Mortgage-Backed Securities–4.76%
Commercial & Residential Mortgage Finance–3.09%
TBA, 1.50%, 05/01/2041(i)	330,000	296,113
2.00%, 05/01/2041 to 05/01/2056(i)	5,150,000	4,273,902
2.50%, 05/01/2041 to 05/01/2056(i)	7,780,000	6,565,720
3.00%, 05/01/2041 to 05/01/2056(i)	6,600,000	5,817,420
5.00%, 05/01/2041 to 05/01/2056(i)	650,000	643,772
3.50%, 05/01/2056(i)	3,700,000	3,368,372
4.00%, 05/01/2056(i)	2,000,000	1,875,860
4.50%, 05/01/2056(i)	1,600,000	1,539,264
5.50%, 05/01/2056(i)	1,000,000	1,005,130
6.00%, 05/01/2056(i)	1,750,000	1,786,730
		27,172,283
Federal National Mortgage Association (FNMA)–0.46%
6.00%, 07/01/2055	1,214,283	1,241,848
6.50%, 09/01/2055	1,170,103	1,214,422
5.50%, 11/01/2055	1,574,488	1,593,735
		4,050,005
Government National Mortgage Association (GNMA)–1.21%
TBA, 2.00%, 05/01/2056(i)	1,650,000	1,357,981
2.50%, 05/01/2056(i)	2,000,000	1,713,468
3.00%, 05/01/2056(i)	1,500,000	1,336,142
3.50%, 05/01/2056(i)	500,000	452,051
4.00%, 05/01/2056(i)	575,000	536,603
4.50%, 05/01/2056(i)	400,000	385,812
5.00%, 05/01/2056(i)	2,600,000	2,577,836
5.50%, 05/01/2056(i)	1,400,000	1,410,057
6.00%, 05/01/2056(i)	830,000	846,280
		10,616,230
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $41,987,749)		41,838,518
Shares		Value
Common Stocks & Other Equity Interests–0.03%
Casinos & Gaming–0.02%
Codere New Topco S.A. (Luxembourg)(j)	3,393	$139,378
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Spain)(j)	5	3
		139,381
Integrated Telecommunication Services–0.01%
Altice France S.A. (France)	4,091	84,557
Total Common Stocks & Other Equity Interests (Cost $245,098)		223,938
Money Market Funds–1.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(b)(k)	3,427,412	3,427,412
Invesco Treasury Portfolio, Institutional Class, 3.55%(b)(k)	6,372,918	6,372,918
Total Money Market Funds (Cost $9,800,330)		9,800,330
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-103.41% (Cost $884,168,772)		909,178,256
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.74%
Invesco Private Government Fund, 3.63%(b)(k)(l)	6,706,852	6,706,852
Invesco Private Prime Fund, 3.78%(b)(k)(l)	17,351,111	17,352,846
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,059,784)		24,059,698
TOTAL INVESTMENTS IN SECURITIES–106.15% (Cost $908,228,556)		933,237,954
OTHER ASSETS LESS LIABILITIES—(6.15)%		(54,080,939)
NET ASSETS–100.00%		$879,157,015
Investment Abbreviations:
ETF	– Exchange-Traded Fund
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
TBA	– To Be Announced
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Multi-Asset Income Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Core Fixed Income ETF	$174,551,700	$6,387,000	$(13,376,200)	$(2,506,798)	$(223,600)	$164,832,102	$3,748,828
Invesco High Yield Systematic Bond ETF	76,024,438	21,369,338	-	(1,294,572)	-	96,099,204	2,925,359
Invesco MSCI EAFE Income Advantage ETF	77,586,400	10,608,690	(4,182,702)	2,263,230	390,452	86,666,070	3,303,446
Invesco QQQ Income Advantage ETF	98,119,800	9,528,240	(3,084,291)	1,097,100	314,091	105,974,940	4,870,139
Invesco S&P 500 Equal Weight Income Advantage ETF	212,625,825	-	(18,785,209)	5,491,175	88,209	199,420,000	9,662,378
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,262,876	32,497,931	(34,333,395)	-	-	3,427,412	58,344
Invesco Treasury Portfolio, Institutional Class	9,781,636	60,353,300	(63,762,018)	-	-	6,372,918	107,457
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,208,049	123,535,049	(129,036,246)	-	-	6,706,852	158,964*
Invesco Private Prime Fund	32,806,452	254,655,505	(270,103,871)	2	(5,242)	17,352,846	440,119*
Total	$698,967,176	$518,935,053	$(536,663,932)	$5,050,137	$563,910	$686,852,344	$25,275,034

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $19,097,221, which represented 2.17% of the Fund’s Net Assets.

(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(i)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1O.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	20	June-2026	$2,807,800	$310,900	$310,900
EURO STOXX 50 Index	117	June-2026	8,019,314	187,071	187,071
FTSE 100 Index	101	June-2026	14,263,766	5,524	5,524
MSCI Emerging Markets Index	290	June-2026	23,695,900	2,046,473	2,046,473
Tokyo Stock Price Index	55	June-2026	13,153,205	389,477	389,477
Subtotal				2,939,445	2,939,445
Interest Rate Risk
Euro-Bund	186	June-2026	27,365,943	(151,042)	(151,042)
Long Gilt	471	June-2026	55,496,667	(2,902,244)	(2,902,244)
U.S. Treasury 2 Year Notes	58	June-2026	12,013,250	(91,688)	(91,688)
U.S. Treasury 5 Year Notes	23	June-2026	2,480,227	(5,172)	(5,172)
U.S. Treasury Long Bonds	166	June-2026	18,732,062	(409,645)	(409,645)
Subtotal				(3,559,791)	(3,559,791)
Subtotal—Long Futures Contracts				(620,346)	(620,346)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Multi-Asset Income Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	7	June-2026	$(2,535,313)	$(212,856)	$(212,856)
Interest Rate Risk
U.S. Treasury 10 Year Notes	98	June-2026	(10,838,188)	253,636	253,636
U.S. Treasury 10 Year Ultra Notes	109	June-2026	(12,301,672)	318,751	318,751
U.S. Treasury Ultra Bonds	44	June-2026	(5,061,375)	192,283	192,283
Subtotal				764,670	764,670
Subtotal—Short Futures Contracts				551,814	551,814
Total Futures Contracts				$(68,532)	$(68,532)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
07/28/2026	Goldman Sachs International	EUR	93,000	USD	109,696	$142

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Multi-Asset Income Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $249,179,290)*	$246,385,610
Investments in affiliates, at value (Cost $659,049,266)	686,852,344
Other investments:
Variation margin receivable — futures contracts	1,041,412
Unrealized appreciation on forward foreign currency contracts outstanding	142
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	6,280,716
Cash	3,902
Foreign currencies, at value (Cost $9,906)	9,928
Receivable for:
Investments sold	612,061
Fund shares sold	219,244
Dividends	115,242
Interest	1,904,436
Investments matured, at value (Cost $1,618,563)	0
Investment for trustee deferred compensation and retirement plans	179,960
Other assets	66,663
Total assets	943,671,660
Liabilities:
Payable for:
Investments purchased	1,335,885
TBA purchased commitment	37,969,056
Fund shares reacquired	458,934
Collateral upon return of securities loaned	24,059,784
Accrued fees to affiliates	368,406
Accrued trustees’ and officers’ fees and benefits	1,923
Accrued other operating expenses	118,860
Trustee deferred compensation and retirement plans	201,797
Total liabilities	64,514,645
Net assets applicable to shares outstanding	$879,157,015
Net assets consist of:
Shares of beneficial interest	$1,574,860,260
Distributable earnings (loss)	(695,703,245)
$879,157,015
Net Assets:
Class A	$749,298,076
Class C	$31,036,114
Class R	$23,816,380
Class Y	$66,716,093
Class R5	$9,843
Class R6	$8,280,509
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	92,228,872
Class C	3,821,073
Class R	2,929,109
Class Y	8,205,277
Class R5	1,212
Class R6	1,017,635
Class A:
Net asset value per share	$8.12
Maximum offering price per share (Net asset value of $8.12 ÷ 94.50%)	$8.59
Class C:
Net asset value and offering price per share	$8.12
Class R:
Net asset value and offering price per share	$8.13
Class Y:
Net asset value and offering price per share	$8.13
Class R5:
Net asset value and offering price per share	$8.12
Class R6:
Net asset value and offering price per share	$8.14

*	At April 30, 2026, securities with an aggregate value of $23,556,507 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Multi-Asset Income Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Interest	$5,583,162
Dividends (net of foreign withholding taxes of $25,329)	517,209
Dividends from affiliates (includes net securities lending income of $105,743)	24,781,694
Total investment income	30,882,065
Expenses:
Advisory fees	2,112,060
Administrative services fees	62,612
Custodian fees	10,485
Distribution fees:
Class A	874,266
Class C	167,779
Class R	58,508
Transfer agent fees — A, C, R and Y	553,862
Transfer agent fees — R5	2
Transfer agent fees — R6	1,291
Trustees’ and officers’ fees and benefits	405
Registration and filing fees	49,277
Reports to shareholders	31,063
Professional services fees	34,728
Other	9,839
Total expenses	3,966,177
Less: Fees waived and/or expenses reimbursed	(899,026)
Net expenses	3,067,151
Net investment income	27,814,914
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	67,833
Affiliated investment securities	563,910
Foreign currencies	7,909
Forward foreign currency contracts	869
Futures contracts	1,941,538
2,582,059
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(5,472,350)
Affiliated investment securities	5,050,137
Foreign currencies	50,322
Forward foreign currency contracts	(5,341)
Futures contracts	(766,662)
(1,143,894)
Net realized and unrealized gain	1,438,165
Net increase in net assets resulting from operations	$29,253,079
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Multi-Asset Income Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$27,814,914	$57,565,287
Net realized gain (loss)	2,582,059	(229,259)
Change in net unrealized appreciation (depreciation)	(1,143,894)	19,813,075
Net increase in net assets resulting from operations	29,253,079	77,149,103
Distributions to shareholders from distributable earnings:
Class A	(24,215,638)	(45,684,214)
Class C	(950,658)	(2,165,150)
Class R	(721,965)	(1,309,096)
Class Y	(2,208,550)	(4,653,046)
Class R5	(331)	(600)
Class R6	(282,358)	(508,595)
Total distributions from distributable earnings	(28,379,500)	(54,320,701)
Share transactions–net:
Class A	(19,950,341)	(54,323,575)
Class C	(4,906,557)	(14,579,613)
Class R	63,526	(658,733)
Class Y	(3,060,132)	(27,948,121)
Class R6	(394,118)	1,668,522
Net increase (decrease) in net assets resulting from share transactions	(28,247,622)	(95,841,520)
Net increase (decrease) in net assets	(27,374,043)	(73,013,118)
Net assets:
Beginning of period	906,531,058	979,544,176
End of period	$879,157,015	$906,531,058
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Multi-Asset Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$8.12	$0.25	$0.01	$0.26	$(0.26)	$8.12	3.27%(d)	$749,298	0.68%(d)(e)	0.88%(d)(e)	6.31%(d)(e)	32%
Year ended 10/31/25	7.91	0.50	0.18	0.68	(0.47)	8.12	8.95 (d)	768,458	0.84 (d)	0.90 (d)	6.28 (d)	75
Year ended 10/31/24	7.26	0.49	0.65	1.14	(0.49)	7.91	16.04 (d)	803,330	0.86 (d)	0.91 (d)	6.22 (d)	162
Year ended 10/31/23	7.49	0.51	(0.21)	0.30	(0.53)	7.26	3.87 (d)	780,788	0.79 (d)	0.85 (d)	6.69 (d)	54
Year ended 10/31/22	9.75	0.50	(2.21)	(1.71)	(0.55)	7.49	(18.16)(d)	852,899	0.82 (d)	0.87 (d)	5.68 (d)	94
Year ended 10/31/21	9.26	0.48	0.59	1.07	(0.58)	9.75	11.73 (d)	1,178,389	0.82 (d)	0.91 (d)	4.93 (d)	53
Class C
Six months ended 04/30/26	8.11	0.22	0.02	0.24	(0.23)	8.12	2.99	31,036	1.45 (e)	1.65 (e)	5.54 (e)	32
Year ended 10/31/25	7.91	0.44	0.17	0.61	(0.41)	8.11	7.98	35,914	1.61	1.67	5.51	75
Year ended 10/31/24	7.26	0.43	0.65	1.08	(0.43)	7.91	15.16	49,629	1.63	1.68	5.45	162
Year ended 10/31/23	7.49	0.45	(0.21)	0.24	(0.47)	7.26	3.08	61,668	1.56	1.62	5.92	54
Year ended 10/31/22	9.75	0.43	(2.21)	(1.78)	(0.48)	7.49	(18.80)	84,143	1.59	1.64	4.91	94
Year ended 10/31/21	9.26	0.40	0.60	1.00	(0.51)	9.75	10.89	147,030	1.59	1.68	4.16	53
Class R
Six months ended 04/30/26	8.12	0.24	0.02	0.26	(0.25)	8.13	3.25	23,816	0.95 (e)	1.15 (e)	6.04 (e)	32
Year ended 10/31/25	7.92	0.48	0.17	0.65	(0.45)	8.12	8.52	23,725	1.11	1.17	6.01	75
Year ended 10/31/24	7.27	0.47	0.65	1.12	(0.47)	7.92	15.72	23,769	1.13	1.18	5.95	162
Year ended 10/31/23	7.49	0.49	(0.20)	0.29	(0.51)	7.27	3.73	22,241	1.06	1.12	6.42	54
Year ended 10/31/22	9.76	0.47	(2.22)	(1.75)	(0.52)	7.49	(18.47)	23,452	1.09	1.14	5.41	94
Year ended 10/31/21	9.27	0.45	0.59	1.04	(0.55)	9.76	11.43	47,214	1.09	1.18	4.66	53
Class Y
Six months ended 04/30/26	8.12	0.26	0.02	0.28	(0.27)	8.13	3.51	66,716	0.45 (e)	0.65 (e)	6.54 (e)	32
Year ended 10/31/25	7.92	0.52	0.17	0.69	(0.49)	8.12	9.06	69,755	0.61	0.67	6.51	75
Year ended 10/31/24	7.27	0.50	0.66	1.16	(0.51)	7.92	16.30	96,046	0.63	0.68	6.45	162
Year ended 10/31/23	7.49	0.53	(0.20)	0.33	(0.55)	7.27	4.26	143,870	0.56	0.62	6.92	54
Year ended 10/31/22	9.76	0.52	(2.22)	(1.70)	(0.57)	7.49	(18.05)	172,528	0.59	0.64	5.91	94
Year ended 10/31/21	9.27	0.50	0.59	1.09	(0.60)	9.76	11.99	274,095	0.59	0.68	5.16	53
Class R5
Six months ended 04/30/26	8.11	0.27	0.01	0.28	(0.27)	8.12	3.56	10	0.35 (e)	0.55 (e)	6.64 (e)	32
Year ended 10/31/25	7.91	0.52	0.18	0.70	(0.50)	8.11	9.16	10	0.52	0.56	6.60	75
Year ended 10/31/24	7.26	0.51	0.66	1.17	(0.52)	7.91	16.41	10	0.59	0.61	6.49	162
Year ended 10/31/23	7.49	0.54	(0.22)	0.32	(0.55)	7.26	4.13	9	0.53	0.58	6.95	54
Year ended 10/31/22	9.75	0.52	(2.21)	(1.69)	(0.57)	7.49	(17.97)	63	0.59	0.62	5.91	94
Year ended 10/31/21	9.27	0.50	0.58	1.08	(0.60)	9.75	11.89	78	0.59	0.60	5.16	53
Class R6
Six months ended 04/30/26	8.13	0.27	0.01	0.28	(0.27)	8.14	3.56	8,281	0.35 (e)	0.55 (e)	6.64 (e)	32
Year ended 10/31/25	7.92	0.52	0.19	0.71	(0.50)	8.13	9.30	8,669	0.52	0.56	6.60	75
Year ended 10/31/24	7.27	0.51	0.66	1.17	(0.52)	7.92	16.40	6,762	0.55	0.57	6.53	162
Year ended 10/31/23	7.49	0.54	(0.21)	0.33	(0.55)	7.27	4.32	42,283	0.49	0.51	6.99	54
Year ended 10/31/22	9.76	0.52	(2.22)	(1.70)	(0.57)	7.49	(18.01)	50,310	0.54	0.55	5.96	94
Year ended 10/31/21	9.27	0.51	0.59	1.10	(0.61)	9.76	12.05	64,850	0.54	0.55	5.21	53

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% for Class A for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Multi-Asset Income Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Multi-Asset Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for
16
Invesco Multi-Asset Income Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s
17
Invesco Multi-Asset Income Fund

long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Equity-Linked Notes – The Fund may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund, or an index or basket of securities (underlying securities)) and one or more related equity derivatives, such as put or call options, or a combination thereof. Unlike a direct investment in equity securities, ELNs have a maturity date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability. Upon the maturity of an ELN, the Fund generally receives an interest coupon payment and the par value of the note plus or minus a return based on the performance of the underlying securities and the related equity derivatives. If the underlying securities have depreciated in value or if their price appreciates or depreciates outside of a preset range, depending on the type of ELN, the Fund may receive only the principal amount of the note or less than the principal amount of the note, or may even lose the entire principal invested in the ELN. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends.
ELNs utilized by the Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities, could magnify or otherwise increase investment losses to the Fund and result in losses on the ELN that exceed the losses on the underlying securities. The economic leverage associated with investments in ELNs is distinguishable from indebtedness leverage in that it does not expose the Fund to losing more than the principal amount of the ELN. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment. In addition, investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of the underlying securities. Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying securities directly.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser $2,779 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
18
Invesco Multi-Asset Income Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
O.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
P.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
Q.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
R.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.500%
Next $500 million	0.450%
Next $500 million	0.400%
Over $1.5 billion	0.390%
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.48%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and
19
Invesco Multi-Asset Income Fund

Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $899,026.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $29,243 in front-end sales commissions from the sale of Class A shares and $123 and $335 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$664,488,316	$—	$—	$664,488,316
U.S. Treasury Securities	—	104,572,385	—	104,572,385
U.S. Dollar Denominated Bonds & Notes	—	88,254,769	—	88,254,769
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	41,838,518	—	41,838,518
Common Stocks & Other Equity Interests	—	84,557	139,381	223,938
Money Market Funds	9,800,330	24,059,698	—	33,860,028
Total Investments in Securities	674,288,646	258,809,927	139,381	933,237,954
20
Invesco Multi-Asset Income Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Investments Matured	$—	$—	$0	$0
Futures Contracts	3,704,115	—	—	3,704,115
Forward Foreign Currency Contracts	—	142	—	142
	3,704,115	142	0	3,704,257
Other Investments - Liabilities*
Futures Contracts	(3,772,647)	—	—	(3,772,647)
Total Other Investments	(68,532)	142	—	(68,390)
Total Investments	$674,220,114	$258,810,069	$139,381	$933,169,564

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$2,939,445	$764,670	$3,704,115
Unrealized appreciation on forward foreign currency contracts outstanding	142	—	—	142
Total Derivative Assets	142	2,939,445	764,670	3,704,257
Derivatives not subject to master netting agreements	—	(2,939,445)	(764,670)	(3,704,115)
Total Derivative Assets subject to master netting agreements	$142	$—	$—	$142

Value
Derivative Liabilities	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(212,856)	$(3,559,791)	$(3,772,647)
Derivatives not subject to master netting agreements	212,856	3,559,791	3,772,647
Total Derivative Liabilities subject to master netting agreements	$—	$—	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2026.
	Financial Derivative Assets		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Goldman Sachs International	$142	$142	$—	$—	$142
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$869	$-	$-	$869
Futures contracts	-	4,827,928	(2,886,390)	1,941,538
21
Invesco Multi-Asset Income Fund

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$(5,341)	$-	$-	$(5,341)
Futures contracts	-	1,416,426	(2,183,088)	(766,662)
Total	$(4,472)	$6,244,354	$(5,069,478)	$1,170,404
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$343,705	$180,444,192

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$410,670,094	$315,086,072	$725,756,166
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $112,219,646 and $142,955,460, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$36,427,349
Aggregate unrealized (depreciation) of investments	(14,410,886)
Net unrealized appreciation of investments	$22,016,463
Cost of investments for tax purposes is $911,153,101.
22
Invesco Multi-Asset Income Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,714,869	$13,919,520	3,179,212	$25,075,356
Class C	206,650	1,682,643	444,908	3,518,931
Class R	160,069	1,297,661	309,495	2,443,270
Class Y	1,083,072	8,877,534	2,016,550	15,976,847
Class R6	87,957	716,554	394,128	3,114,745
Issued as reinvestment of dividends:
Class A	2,644,532	21,348,354	5,105,628	40,204,012
Class C	90,405	729,660	207,771	1,635,500
Class R	88,394	714,121	163,101	1,285,963
Class Y	188,470	1,522,052	412,459	3,251,190
Class R6	26,878	217,265	48,503	382,602
Automatic conversion of Class C shares to Class A shares:
Class A	500,049	4,060,685	1,176,855	9,290,109
Class C	(500,146)	(4,060,685)	(1,177,231)	(9,290,109)
Reacquired:
Class A	(7,298,899)	(59,278,900)	(16,346,291)	(128,893,052)
Class C	(401,723)	(3,258,175)	(1,325,605)	(10,443,935)
Class R	(239,780)	(1,948,256)	(554,608)	(4,387,966)
Class Y	(1,652,748)	(13,459,718)	(5,974,751)	(47,176,158)
Class R6	(163,451)	(1,327,937)	(229,913)	(1,828,825)
Net increase (decrease) in share activity	(3,465,402)	$(28,247,622)	(12,149,789)	$(95,841,520)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23
Invesco Multi-Asset Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
24
Invesco Multi-Asset Income Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
MAIN-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Multi-Strategy Fund
Nasdaq:
A: QVOPX ■ C: QOPCX ■ R: QOPNX ■ Y: QOPYX ■ R5: FDATX ■ R6: QOPIX

2	Consolidated Schedule of Investments
8	Consolidated Financial Statements
11	Consolidated Financial Highlights
12	Notes to Consolidated Financial Statements
22	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments(a)
April 30, 2026
(Unaudited)

Shares		Value
Exchange-Traded Funds–45.61%
Invesco Managed Futures Strategy ETF (Cost $106,013,850)(b)	2,174,000	$112,879,732
Common Stocks & Other Equity Interests–35.92%
Aerospace & Defense–0.24%
Lockheed Martin Corp.	393	203,562
RTX Corp.	2,277	400,912
		604,474
Agricultural Products & Services–0.27%
Archer-Daniels-Midland Co.	9,007	671,382
Air Freight & Logistics–0.85%
C.H. Robinson Worldwide, Inc.	3,524	640,698
Expeditors International of Washington, Inc.	4,512	667,280
FedEx Corp.	1,954	788,068
		2,096,046
Apparel Retail–0.37%
Ross Stores, Inc.	1,250	284,737
TJX Cos., Inc. (The)	4,017	629,665
		914,402
Apparel, Accessories & Luxury Goods–0.24%
Ralph Lauren Corp.	920	329,949
Tapestry, Inc.	1,773	257,156
		587,105
Application Software–1.07%
Adobe, Inc.(c)	2,351	578,581
AppLovin Corp., Class A(c)	621	277,183
Autodesk, Inc.(c)	1,803	427,311
Intuit, Inc.	806	313,131
Salesforce, Inc.	1,695	299,218
Synopsys, Inc.(c)	191	92,177
Trimble, Inc.(c)	1,675	112,761
Zoom Communications, Inc., Class A(c)	5,644	548,315
		2,648,677
Asset Management & Custody Banks–0.86%
Bank of New York Mellon Corp. (The)	6,475	870,046
Northern Trust Corp.	1,885	313,551
State Street Corp.	6,158	941,188
		2,124,785
Automobile Manufacturers–0.27%
General Motors Co.	4,250	326,783
Tesla, Inc.(c)	896	341,940
		668,723
Biotechnology–1.22%
AbbVie, Inc.	2,944	622,126
Amgen, Inc.	2,018	698,732
Biogen, Inc.(c)	902	170,731
Exelixis, Inc.(c)	4,910	218,299
Gilead Sciences, Inc.	4,059	531,080
Incyte Corp.(c)	6,665	634,974
Shares		Value
Biotechnology–(continued)
Neurocrine Biosciences, Inc.(c)	1,140	$150,104
		3,026,046
Broadcasting–0.16%
Fox Corp., Class A(d)	6,380	405,066
Broadline Retail–0.69%
Amazon.com, Inc.(c)	5,644	1,495,999
eBay, Inc.	2,027	209,754
		1,705,753
Building Products–0.12%
Allegion PLC	1,243	170,888
Johnson Controls International PLC	854	124,709
		295,597
Cable & Satellite–0.08%
Comcast Corp., Class A	6,911	186,873
Casinos & Gaming–0.20%
Las Vegas Sands Corp.	8,866	484,172
Communications Equipment–0.57%
Arista Networks, Inc.(c)	811	140,068
Cisco Systems, Inc.	10,163	929,914
Motorola Solutions, Inc.	795	349,029
		1,419,011
Construction & Engineering–0.08%
API Group Corp.(c)	4,600	210,312
Construction Machinery & Heavy Transportation Equipment– 0.16%
Caterpillar, Inc.	150	133,516
Westinghouse Air Brake Technologies Corp.	964	260,174
		393,690
Consumer Finance–0.32%
Capital One Financial Corp.	835	159,736
Synchrony Financial	8,426	642,061
		801,797
Consumer Staples Merchandise Retail–0.55%
Costco Wholesale Corp.	110	111,598
Dollar General Corp.	3,867	448,108
Dollar Tree, Inc.(c)	3,318	322,211
Walmart, Inc.	3,579	472,178
		1,354,095
Data Processing & Outsourced Services–0.33%
Broadridge Financial Solutions, Inc.	2,269	349,381
SS&C Technologies Holdings, Inc.	6,825	472,972
		822,353
Diversified Banks–0.78%
Bank of America Corp.	11,698	625,375
Citigroup, Inc.	8,065	1,032,159
U.S. Bancorp	4,934	279,560
		1,937,094
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Multi-Strategy Fund

Shares		Value
Electric Utilities–1.77%
American Electric Power Co., Inc.	9,610	$1,317,627
Duke Energy Corp.	9,828	1,273,218
Edison International	4,517	313,886
Entergy Corp.	822	96,922
Evergy, Inc.	3,768	312,141
Eversource Energy	2,569	181,628
Exelon Corp.	7,571	348,190
NextEra Energy, Inc.	1,217	119,120
NRG Energy, Inc.	2,746	427,223
		4,389,955
Electrical Components & Equipment–0.21%
AMETEK, Inc.	1,528	359,844
Rockwell Automation, Inc.	397	162,337
		522,181
Electronic Components–0.23%
Amphenol Corp., Class A	3,835	564,780
Electronic Equipment & Instruments–0.18%
Keysight Technologies, Inc.(c)	1,283	448,935
Electronic Manufacturing Services–0.35%
Flex Ltd.(c)	1,752	160,396
Jabil, Inc.	440	148,496
TE Connectivity PLC (Switzerland)	2,693	570,000
		878,892
Environmental & Facilities Services–0.03%
Republic Services, Inc.	371	77,621
Fertilizers & Agricultural Chemicals–0.44%
CF Industries Holdings, Inc.	5,042	626,216
Corteva, Inc.	5,573	451,469
		1,077,685
Food Distributors–0.29%
Sysco Corp.	1,878	140,305
US Foods Holding Corp.(c)	6,055	566,082
		706,387
Food Retail–0.03%
Casey’s General Stores, Inc.	105	86,326
Health Care Distributors–0.90%
Cardinal Health, Inc.	4,853	936,047
Cencora, Inc.	1,739	535,629
McKesson Corp.	917	747,538
		2,219,214
Health Care Equipment–0.37%
IDEXX Laboratories, Inc.(c)	384	215,347
Medtronic PLC	1,762	142,669
ResMed, Inc.	742	158,647
STERIS PLC	1,859	403,180
		919,843
Health Care Facilities–0.58%
Encompass Health Corp.	2,016	201,600
HCA Healthcare, Inc.	1,525	662,536
Tenet Healthcare Corp.(c)	1,632	289,060
Shares		Value
Health Care Facilities–(continued)
Universal Health Services, Inc., Class B	1,757	$295,651
		1,448,847
Health Care Services–0.20%
CVS Health Corp.	2,412	200,896
DaVita, Inc.(c)	667	103,478
Labcorp Holdings, Inc.	334	85,771
Quest Diagnostics, Inc.	549	106,616
		496,761
Hotel & Resort REITs–0.07%
Host Hotels & Resorts, Inc.	7,922	167,392
Hotels, Resorts & Cruise Lines–0.74%
Airbnb, Inc., Class A(c)	1,182	165,906
Booking Holdings, Inc.	3,325	559,797
Carnival Corp.	11,728	310,909
Expedia Group, Inc.	3,159	784,601
		1,821,213
Household Products–0.43%
Clorox Co. (The)	2,456	236,856
Colgate-Palmolive Co.	9,702	828,163
		1,065,019
Human Resource & Employment Services–0.07%
Automatic Data Processing, Inc.	822	174,215
Industrial Machinery & Supplies & Components–0.33%
Nordson Corp.	408	117,688
Parker-Hannifin Corp.	779	708,438
		826,126
Integrated Oil & Gas–0.41%
Chevron Corp.	2,489	481,149
Exxon Mobil Corp.	2,547	393,078
Occidental Petroleum Corp.	2,498	151,329
		1,025,556
Integrated Telecommunication Services–0.41%
AT&T, Inc.	31,822	831,509
Verizon Communications, Inc.	3,770	181,073
		1,012,582
Interactive Home Entertainment–0.03%
Electronic Arts, Inc.	315	63,747
Interactive Media & Services–1.66%
Alphabet, Inc., Class A	8,531	3,282,729
Meta Platforms, Inc., Class A	1,342	821,183
		4,103,912
Internet Services & Infrastructure–0.54%
GoDaddy, Inc., Class A(c)	2,692	233,639
Twilio, Inc., Class A(c)	811	120,076
VeriSign, Inc.	3,648	980,072
		1,333,787
Investment Banking & Brokerage–0.60%
Goldman Sachs Group, Inc. (The)	584	539,482
Morgan Stanley	4,906	935,034
		1,474,516
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Multi-Strategy Fund

Shares		Value
IT Consulting & Other Services–0.38%
Accenture PLC, Class A	1,751	$312,921
Cognizant Technology Solutions Corp., Class A	6,046	319,834
International Business Machines Corp.	1,351	312,054
		944,809
Leisure Products–0.18%
Hasbro, Inc.	4,562	437,222
Life & Health Insurance–0.21%
Globe Life, Inc.	2,680	413,524
Prudential Financial, Inc.	1,129	110,766
		524,290
Life Sciences Tools & Services–0.07%
Illumina, Inc.(c)	1,281	162,354
Metal, Glass & Plastic Containers–0.27%
Crown Holdings, Inc.	6,869	675,291
Movies & Entertainment–0.25%
Walt Disney Co. (The)	4,726	490,322
Warner Bros. Discovery, Inc.(c)	5,172	139,903
		630,225
Multi-Sector Holdings–0.28%
Berkshire Hathaway, Inc., Class B(c)	1,472	697,139
Multi-Utilities–0.81%
Ameren Corp.	6,781	770,661
Consolidated Edison, Inc.	1,007	112,270
DTE Energy Co.	5,188	786,968
NiSource, Inc.	6,954	335,739
		2,005,638
Oil & Gas Equipment & Services–0.37%
TechnipFMC PLC (United Kingdom)	12,013	907,822
Oil & Gas Exploration & Production–0.51%
APA Corp.	19,930	811,749
EOG Resources, Inc.	3,211	451,370
Sabine Oil & Gas Holdings, Inc. (Acquired 01/06/2014-11/09/2016; Cost $158,088)(c)(e)(f)	115	8
		1,263,127
Oil & Gas Refining & Marketing–0.43%
Marathon Petroleum Corp.	1,694	420,603
Phillips 66	621	111,252
Valero Energy Corp.	2,086	526,882
		1,058,737
Oil & Gas Storage & Transportation–0.32%
Cheniere Energy, Inc.	215	59,114
Kinder Morgan, Inc.	20,008	657,663
Williams Cos., Inc. (The)	982	74,937
		791,714
Other Specialty Retail–0.05%
Ulta Beauty, Inc.(c)	212	113,946
Packaged Foods & Meats–0.33%
Hershey Co. (The)	1,422	264,122
Shares		Value
Packaged Foods & Meats–(continued)
Tyson Foods, Inc., Class A	8,566	$548,824
		812,946
Pharmaceuticals–1.21%
Bristol-Myers Squibb Co.	15,930	965,199
Eli Lilly and Co.	312	291,595
Johnson & Johnson	5,835	1,341,175
Merck & Co., Inc.	902	98,480
Pfizer, Inc.	3,818	101,940
Viatris, Inc.	13,789	206,008
		3,004,397
Property & Casualty Insurance–0.92%
Allstate Corp. (The)	1,167	253,542
American International Group, Inc.	3,705	277,134
Assurant, Inc.	2,110	498,530
Hartford Insurance Group, Inc. (The)	2,781	380,469
Loews Corp.	3,658	411,927
Travelers Cos., Inc. (The)	1,479	451,302
		2,272,904
Rail Transportation–0.15%
Norfolk Southern Corp.	356	112,436
Union Pacific Corp.	965	260,048
		372,484
Real Estate Services–0.09%
Jones Lang LaSalle, Inc.(c)	680	216,328
Regional Banks–0.12%
Truist Financial Corp.	5,945	306,168
Reinsurance–0.05%
RenaissanceRe Holdings Ltd. (Bermuda)	369	113,272
Research & Consulting Services–0.12%
Jacobs Solutions, Inc.	849	109,869
Leidos Holdings, Inc.	1,231	183,690
		293,559
Restaurants–0.04%
Domino’s Pizza, Inc.	282	95,716
Semiconductor Materials & Equipment–0.49%
Applied Materials, Inc.	458	180,677
KLA Corp.	245	428,836
Lam Research Corp.	2,376	612,675
		1,222,188
Semiconductors–3.18%
Advanced Micro Devices, Inc.(c)	454	160,939
Analog Devices, Inc.	3,540	1,424,000
Broadcom, Inc.	3,882	1,620,463
Micron Technology, Inc.	1,562	807,804
NVIDIA Corp.	17,100	3,412,647
QUALCOMM, Inc.	1,974	354,491
Texas Instruments, Inc.	299	84,043
		7,864,387
Soft Drinks & Non-alcoholic Beverages–0.82%
Coca-Cola Co. (The)	4,525	356,389
Monster Beverage Corp.(c)	12,881	992,739
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Multi-Strategy Fund

Shares		Value
Soft Drinks & Non-alcoholic Beverages–(continued)
PepsiCo, Inc.	4,227	$669,937
		2,019,065
Systems Software–1.37%
Gen Digital, Inc.	16,927	326,522
Microsoft Corp.	7,338	2,992,290
ServiceNow, Inc.(c)	878	77,536
		3,396,348
Technology Distributors–0.05%
TD SYNNEX Corp.	586	133,713
Technology Hardware, Storage & Peripherals–1.81%
Apple, Inc.	13,783	3,740,017
Dell Technologies, Inc., Class C	644	134,564
NetApp, Inc.	1,908	211,349
Western Digital Corp.	889	386,288
		4,472,218
Tobacco–0.74%
Altria Group, Inc.	20,432	1,484,385
Philip Morris International, Inc. (Switzerland)	2,119	349,783
		1,834,168
Total Common Stocks & Other Equity Interests (Cost $58,306,410)		88,905,120
Preferred Stocks–0.00%
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P., Pfd., (Acquired 05/07/2019-10/31/2019; Cost $68,449) (Cost $68,449)(e)(f)	68,466	404
Shares		Value
Money Market Funds–5.46%
Invesco Treasury Portfolio, Institutional Class, 3.55%(b)(g) (Cost $13,508,298)	13,508,298	$13,508,298
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-86.99% (Cost $177,897,007)		215,293,554
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.16%
Invesco Private Government Fund, 3.63%(b)(g)(h)	112,963	112,963
Invesco Private Prime Fund, 3.78%(b)(g)(h)	292,717	292,747
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $405,736)		405,710
TOTAL INVESTMENTS IN SECURITIES–87.15% (Cost $178,302,743)		215,699,264
OTHER ASSETS LESS LIABILITIES—12.85%		31,807,002
NET ASSETS–100.00%		$247,506,266
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Notes to Consolidated Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Managed Futures Strategy ETF	$113,226,420	$-	$(18,735,180)	$19,042,208	$(653,716)	$112,879,732	$1,152,261
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	13,977,978	50,648,992	(51,118,672)	-	-	13,508,298	354,348
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,867,025	(1,754,062)	-	-	112,963	1,222*
Invesco Private Prime Fund	-	4,798,870	(4,506,070)	(26)	(27)	292,747	3,279*
Total	$127,204,398	$57,314,887	$(76,113,984)	$19,042,182	$(653,743)	$126,793,740	$1,511,110

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at April 30, 2026.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	Restricted security. The aggregate value of these securities at April 30, 2026 was $412, which represented less than 1% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Multi-Strategy Fund

(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	203	June-2026	$(73,524,063)	$(5,657,799)	$(5,657,799)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/11/2026	UBS AG	USD	6,292,000	AUD	9,111,710	$267,130
05/11/2026	UBS AG	USD	6,292,000	CAD	8,744,357	148,157
05/11/2026	UBS AG	USD	6,292,000	EUR	5,441,278	95,945
05/11/2026	UBS AG	USD	12,585,000	GBP	9,509,115	354,444
Subtotal—Appreciation						865,676
Currency Risk
05/11/2026	UBS AG	CHF	5,006,085	USD	6,292,000	(119,139)
05/11/2026	UBS AG	JPY	999,717,004	USD	6,292,000	(95,876)
05/11/2026	UBS AG	NZD	21,957,833	USD	12,585,000	(389,777)
05/11/2026	UBS AG	SEK	59,149,229	USD	6,292,000	(116,538)
Subtotal—Depreciation						(721,330)
Total Forward Foreign Currency Contracts						$144,346

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	ZARONIA	Annually	(7.67)%	Annually	04/07/2031	ZAR	186,080,000	$321	$16,454	$16,133
Receive	28 Day MXN TIEF	28 days	(7.29)	28 days	03/05/2031	MXN	203,950,000	77,892	263,331	185,439
Receive	6 Month SARON	Annually	(0.54)	Annually	03/05/2036	CHF	25,190,000	(62,950)	177,232	240,182
Receive	SOFR	Annually	(3.81)	Annually	04/09/2036	USD	30,820,000	—	339,782	339,782
Receive	CORRA	Semi-Annually	(2.97)	Semi-Annually	03/05/2036	CAD	43,890,000	230,407	906,972	676,565
Subtotal — Appreciation								245,670	1,703,771	1,458,101
Interest Rate Risk
Pay	SONIA	Annually	4.08	Annually	03/05/2036	GBP	24,080,000	10,773	(1,174,223)	(1,184,996)
Pay	3 Month STIBOR	Quarterly	2.82	Annually	03/05/2036	SEK	296,590,000	50,290	(627,900)	(678,190)
Pay	TTHORON	Quarterly	1.24	Quarterly	03/06/2031	THB	820,090,000	(94,280)	(480,159)	(385,879)
Pay	6 Month NIBOR	Semi-Annually	4.48	Annually	04/09/2036	NOK	298,160,000	399,280	51,545	(347,735)
Pay	KWCDC	Quarterly	3.62	Quarterly	04/10/2031	KRW	24,952,750,000	122,802	(136,702)	(259,504)
Pay	FBIL Overnight MIBOR	Semi-Annually	6.66	Semi-Annually	04/10/2031	INR	2,204,100,000	221,352	58,971	(162,381)
Receive	6 Month BUBOR	Semi-Annually	(6.01)	Annually	03/05/2031	HUF	3,374,810,000	27,016	(62,170)	(89,186)
Subtotal — Depreciation								737,233	(2,370,638)	(3,107,871)
Total Centrally Cleared Interest Rate Swap Agreements								$982,903	$(666,867)	$(1,649,770)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Multi-Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Goldman Sachs International	Receive	FTSE Developed ex US Invesco Dynamic Multi-Factor Monthly Long Short Total Return	0.45%	Monthly	69,820	September—2026	USD	100,998,121	$—	$14,546	$14,546
Goldman Sachs International	Receive	Russell 1000 Invesco Dynamic Multi-Factor Monthly Long Short Total	0.13	Monthly	33,300	September—2026	USD	38,586,375	—	89,910	89,910
Subtotal — Appreciation									—	104,456	104,456
Commodity Risk
J.P. Morgan Chase Bank, N.A.	Receive	Russell 2000 Invesco Dynamic Multi-Factor Monthly Long Short Total	0.25	Monthly	31,400	September—2026	USD	38,513,984	—	(226,394)	(226,394)
Equity Risk
Barclays Bank PLC	Receive	Barclays Commodity Index 1756 Excess Return Index	0.42	Monthly	242,450	February—2027	USD	51,808,268	—	(1,848,972)	(1,848,972)
Macquarie Bank Ltd.	Receive	Macquarie F6 Carry Alpha Index	0.32	Monthly	157,440	April—2027	USD	44,417,476	—	(1,325,031)	(1,325,031)
Subtotal									—	(3,174,003)	(3,174,003)
Subtotal — Depreciation									—	(3,400,397)	(3,400,397)
Total — Total Return Swap Agreements									$—	$(3,295,941)	$(3,295,941)

(a) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Abbreviations:
AUD	—Australian Dollar
BUBOR	—Budapest Interbank Offered Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CHF	—Swiss Franc
CORRA	—Canadian Overnight Repo Rate Average
EUR	—Euro
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
HUF	—Hungarian Forint
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
NIBOR	—Norwegian Interbank Offered Rate
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SARON	—Swiss Average Rate Overnight
SEK	—Swedish Krona
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
STIBOR	—Stockholm Interbank Offered Rate
THB	—Thai Baht
TTHORON	—Thai Overnight Repurchase Rate
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Multi-Strategy Fund

Consolidated Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $58,374,859)*	$88,905,524
Investments in affiliates, at value (Cost $119,927,884)	126,793,740
Other investments:
Unrealized appreciation on swap agreements — OTC	104,456
Unrealized appreciation on forward foreign currency contracts outstanding	865,676
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	5,060,974
Cash collateral — centrally cleared swap agreements	4,100,758
Cash collateral — OTC Derivatives	3,480,000
Cash	23,981,033
Foreign currencies, at value (Cost $25,239)	25,535
Receivable for:
Fund shares sold	72,743
Dividends	113,745
Interest	9,296
Investment for trustee deferred compensation and retirement plans	116,517
Other assets	31,809
Total assets	253,661,806
Liabilities:
Other investments:
Variation margin payable — futures contracts	774,590
Variation margin payable — centrally cleared swap agreements	196,988
Unrealized depreciation on forward foreign currency contracts outstanding	721,330
Swaps payable — OTC	38,360
Unrealized depreciation on swap agreements—OTC	3,400,397
Payable for:
Fund shares reacquired	223,983
Collateral upon return of securities loaned	405,736
Accrued fees to affiliates	135,752
Accrued trustees’ and officers’ fees and benefits	1,640
Accrued other operating expenses	106,434
Trustee deferred compensation and retirement plans	142,405
Collateral due to broker - OTC Derivatives	7,925
Total liabilities	6,155,540
Net assets applicable to shares outstanding	$247,506,266
Net assets consist of:
Shares of beneficial interest	$220,383,254
Distributable earnings	27,123,012
$247,506,266
Net Assets:
Class A	$218,369,390
Class C	$5,001,942
Class R	$7,816,982
Class Y	$13,940,775
Class R5	$9,337
Class R6	$2,367,840
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	8,874,855
Class C	236,704
Class R	336,388
Class Y	549,290
Class R5	377
Class R6	92,520
Class A:
Net asset value per share	$24.61
Maximum offering price per share (Net asset value of $24.61 ÷ 94.50%)	$26.04
Class C:
Net asset value and offering price per share	$21.13
Class R:
Net asset value and offering price per share	$23.24
Class Y:
Net asset value and offering price per share	$25.38
Class R5:
Net asset value and offering price per share	$24.77
Class R6:
Net asset value and offering price per share	$25.59

*	At April 30, 2026, security with a value of $400,939 was on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco Multi-Strategy Fund

Consolidated Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Interest	$91,849
Dividends	675,803
Dividends from affiliated money market funds (includes net securities lending income of $182)	1,506,791
Total investment income	2,274,443
Expenses:
Advisory fees	1,066,956
Administrative services fees	18,205
Custodian fees	25,715
Distribution fees:
Class A	281,348
Class C	26,583
Class R	19,816
Transfer agent fees — A, C, R and Y	226,580
Transfer agent fees — R5	1
Transfer agent fees — R6	303
Trustees’ and officers’ fees and benefits	(8,910)
Registration and filing fees	46,484
Reports to shareholders	18,163
Professional services fees	45,922
Other	7,986
Total expenses	1,775,152
Less: Fees waived and/or expenses reimbursed	(307,550)
Net expenses	1,467,602
Net investment income	806,841
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	5,604,843
Affiliated investment securities	(653,743)
Foreign currencies	8,707
Forward foreign currency contracts	568,171
Futures contracts	561,584
Swap agreements	(9,811,692)
(3,722,130)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,372,923
Affiliated investment securities	19,042,182
Foreign currencies	26,596
Forward foreign currency contracts	(43,100)
Futures contracts	(3,221,860)
Swap agreements	(3,502,181)
13,674,560
Net realized and unrealized gain	9,952,430
Net increase in net assets resulting from operations	$10,759,271
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco Multi-Strategy Fund

Consolidated Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$806,841	$1,439,301
Net realized gain (loss)	(3,722,130)	2,247,882
Change in net unrealized appreciation (depreciation)	13,674,560	(13,957,414)
Net increase (decrease) in net assets resulting from operations	10,759,271	(10,270,231)
Distributions to shareholders from distributable earnings:
Class A	(1,684,547)	(5,357,938)
Class C	(47,373)	(103,763)
Class R	(61,995)	(173,590)
Class Y	(108,381)	(454,873)
Class R5	(69)	(237)
Class R6	(16,368)	(48,583)
Total distributions from distributable earnings	(1,918,733)	(6,138,984)
Share transactions–net:
Class A	(12,938,749)	(25,971,046)
Class C	(615,105)	(1,628,075)
Class R	(217,666)	(938,682)
Class Y	(1,447,463)	(5,019,266)
Class R6	112,489	221,774
Net increase (decrease) in net assets resulting from share transactions	(15,106,494)	(33,335,295)
Net increase (decrease) in net assets	(6,265,956)	(49,744,510)
Net assets:
Beginning of period	253,772,222	303,516,732
End of period	$247,506,266	$253,772,222
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco Multi-Strategy Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Six months ended 04/30/26	$23.79	$0.08	$0.92	$1.00	$—	$(0.18)	$(0.18)	$24.61	4.22%	$218,369	1.15%(e)	1.39%(e)	0.63%(e)	12%
Year ended 10/31/25	25.22	0.13	(1.04)	(0.91)	(0.33)	(0.19)	(0.52)	23.79	(3.70)	223,511	1.28	1.43	0.51	103
Year ended 10/31/24	24.55	0.37	1.41	1.78	(0.21)	(0.90)	(1.11)	25.22	7.49	263,807	1.35	1.39	1.48	47
Year ended 10/31/23	24.75	0.27	0.15	0.42	—	(0.62)	(0.62)	24.55	1.71	276,078	1.33	1.37	1.11	61
Year ended 10/31/22	27.26	(0.05)	(1.69)	(1.74)	(0.77)	—	(0.77)	24.75	(6.60)	304,850	1.33	1.34	(0.20)	29
Year ended 10/31/21	26.50	(0.08)	1.35	1.27	(0.51)	—	(0.51)	27.26	4.84	362,634	1.32	1.38	(0.27)	74
Class C
Six months ended 04/30/26	20.53	(0.01)	0.79	0.78	—	(0.18)	(0.18)	21.13	3.82	5,002	1.90 (e)	2.14 (e)	(0.12)(e)	12
Year ended 10/31/25	21.80	(0.05)	(0.90)	(0.95)	(0.13)	(0.19)	(0.32)	20.53	(4.46)	5,446	2.03	2.18	(0.24)	103
Year ended 10/31/24	21.33	0.16	1.23	1.39	(0.02)	(0.90)	(0.92)	21.80	6.74	7,438	2.10	2.14	0.73	47
Year ended 10/31/23	21.75	0.08	0.12	0.20	—	(0.62)	(0.62)	21.33	0.92	10,842	2.08	2.12	0.36	61
Year ended 10/31/22	24.02	(0.21)	(1.50)	(1.71)	(0.56)	—	(0.56)	21.75	(7.32)	13,916	2.08	2.09	(0.95)	29
Year ended 10/31/21	23.36	(0.25)	1.21	0.96	(0.30)	—	(0.30)	24.02	4.11	19,401	2.08	2.13	(1.03)	74
Class R
Six months ended 04/30/26	22.50	0.05	0.87	0.92	—	(0.18)	(0.18)	23.24	4.10	7,817	1.40 (e)	1.64 (e)	0.38 (e)	12
Year ended 10/31/25	23.88	0.06	(0.99)	(0.93)	(0.26)	(0.19)	(0.45)	22.50	(3.97)	7,778	1.53	1.68	0.26	103
Year ended 10/31/24	23.29	0.29	1.35	1.64	(0.15)	(0.90)	(1.05)	23.88	7.26	9,220	1.60	1.64	1.23	47
Year ended 10/31/23	23.57	0.20	0.14	0.34	—	(0.62)	(0.62)	23.29	1.45	10,485	1.58	1.62	0.86	61
Year ended 10/31/22	26.00	(0.11)	(1.62)	(1.73)	(0.70)	—	(0.70)	23.57	(6.87)	10,728	1.58	1.59	(0.45)	29
Year ended 10/31/21	25.29	(0.14)	1.29	1.15	(0.44)	—	(0.44)	26.00	4.58	12,755	1.58	1.63	(0.53)	74
Class Y
Six months ended 04/30/26	24.50	0.11	0.95	1.06	—	(0.18)	(0.18)	25.38	4.34	13,941	0.90 (e)	1.14 (e)	0.88 (e)	12
Year ended 10/31/25	25.97	0.19	(1.07)	(0.88)	(0.40)	(0.19)	(0.59)	24.50	(3.50)	14,855	1.03	1.18	0.76	103
Year ended 10/31/24	25.25	0.44	1.45	1.89	(0.27)	(0.90)	(1.17)	25.97	7.76	20,956	1.10	1.14	1.73	47
Year ended 10/31/23	25.37	0.34	0.16	0.50	—	(0.62)	(0.62)	25.25	1.99	31,447	1.08	1.12	1.36	61
Year ended 10/31/22	27.94	0.02	(1.75)	(1.73)	(0.84)	—	(0.84)	25.37	(6.41)	53,389	1.08	1.09	0.05	29
Year ended 10/31/21	27.14	(0.01)	1.39	1.38	(0.58)	—	(0.58)	27.94	5.14	103,680	1.07	1.13	(0.02)	74
Class R5
Six months ended 04/30/26	23.89	0.13	0.93	1.06	—	(0.18)	(0.18)	24.77	4.46	9	0.75 (e)	0.99 (e)	1.03 (e)	12
Year ended 10/31/25	25.34	0.23	(1.05)	(0.82)	(0.44)	(0.19)	(0.63)	23.89	(3.36)	9	0.88	1.02	0.91	103
Year ended 10/31/24	24.66	0.46	1.43	1.89	(0.31)	(0.90)	(1.21)	25.34	7.97	10	0.96	0.99	1.87	47
Year ended 10/31/23	24.76	0.37	0.15	0.52	—	(0.62)	(0.62)	24.66	2.12	9	0.93	0.96	1.51	61
Year ended 10/31/22	27.29	0.05	(1.69)	(1.64)	(0.89)	—	(0.89)	24.76	(6.25)	9	0.93	0.94	0.20	29
Year ended 10/31/21	26.55	0.03	1.35	1.38	(0.64)	—	(0.64)	27.29	5.24	10	0.91	0.92	0.14	74
Class R6
Six months ended 04/30/26	24.69	0.13	0.95	1.08	—	(0.18)	(0.18)	25.59	4.39	2,368	0.75 (e)	0.99 (e)	1.03 (e)	12
Year ended 10/31/25	26.16	0.23	(1.07)	(0.84)	(0.44)	(0.19)	(0.63)	24.69	(3.33)	2,173	0.88	1.02	0.91	103
Year ended 10/31/24	25.42	0.48	1.47	1.95	(0.31)	(0.90)	(1.21)	26.16	7.96	2,086	0.96	0.99	1.87	47
Year ended 10/31/23	25.51	0.38	0.15	0.53	—	(0.62)	(0.62)	25.42	2.10	2,526	0.93	0.96	1.51	61
Year ended 10/31/22	28.09	0.06	(1.75)	(1.69)	(0.89)	—	(0.89)	25.51	(6.25)	3,660	0.93	0.94	0.20	29
Year ended 10/31/21	27.27	0.04	1.42	1.46	(0.64)	—	(0.64)	28.09	5.40	6,743	0.90	0.92	0.15	74

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.17% for the year ended October 31, 2025.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11
Invesco Multi-Strategy Fund

Notes to Consolidated Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Multi-Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Multi-Strategy Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to commodity-linked derivatives primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds and exchange-traded products related to gold or other special minerals, and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
12
Invesco Multi-Strategy Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s consolidated financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s
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Invesco Multi-Strategy Fund

servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Consolidated Statement of Operations.
L.
Securities Sold Short - The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.
The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The Short stock rebate, if any, presented in the Consolidated Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.
M.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
N.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two
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Invesco Multi-Strategy Fund

currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
O.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity, and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
P.
Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, volatility, variance, index and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap, and the other party pays a compounded fixed rate.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund will initially enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated, at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the
15
Invesco Multi-Strategy Fund

Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period, while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps, except payments are based on the difference between the implied and measured volatility mathematically squared.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2026, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Q.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
R.
Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
S.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
T.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
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Invesco Multi-Strategy Fund

To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $1 billion	0.850%
Next $500 million	0.800%
Next $500 million	0.750%
Next $500 million	0.700%
Next $500 million	0.650%
Next $500 million	0.600%
Next $500 million	0.550%
Over $4 billion	0.500%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.84%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $307,550.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2026, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the
17
Invesco Multi-Strategy Fund

shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $8,043 in front-end sales commissions from the sale of Class A shares and $0 and $82 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$112,879,732	$—	$—	$112,879,732
Common Stocks & Other Equity Interests	88,905,112	—	8	88,905,120
Preferred Stocks	—	—	404	404
Money Market Funds	13,508,298	405,710	—	13,914,008
Total Investments in Securities	215,293,142	405,710	412	215,699,264
Other Investments - Assets*
Forward Foreign Currency Contracts	—	865,676	—	865,676
Swap Agreements	—	1,562,557	—	1,562,557
	—	2,428,233	—	2,428,233
Other Investments - Liabilities*
Futures Contracts	(5,657,799)	—	—	(5,657,799)
Forward Foreign Currency Contracts	—	(721,330)	—	(721,330)
Swap Agreements	—	(6,508,268)	—	(6,508,268)
	(5,657,799)	(7,229,598)	—	(12,887,397)
Total Other Investments	(5,657,799)	(4,801,365)	—	(10,459,164)
Total Investments	$209,635,343	$(4,395,655)	$412	$205,240,100

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
	Value
Derivative Assets	Commodity Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on swap agreements — Centrally Cleared(a)	$—	$—	$1,458,101	$1,458,101
Unrealized appreciation on forward foreign currency contracts outstanding	—	865,676	—	865,676
Unrealized appreciation on swap agreements — OTC	104,456	—	—	104,456
Total Derivative Assets	104,456	865,676	1,458,101	2,428,233
Derivatives not subject to master netting agreements	—	—	(1,458,101)	(1,458,101)
Total Derivative Assets subject to master netting agreements	$104,456	$865,676	$—	$970,132

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Invesco Multi-Strategy Fund

Value
Derivative Liabilities	Commodity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(5,657,799)	$—	$(5,657,799)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	—	—	—	(3,107,871)	(3,107,871)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(721,330)	—	—	(721,330)
Unrealized depreciation on swap agreements — OTC	(226,394)	—	(3,174,003)	—	(3,400,397)
Total Derivative Liabilities	(226,394)	(721,330)	(8,831,802)	(3,107,871)	(12,887,397)
Derivatives not subject to master netting agreements	—	—	5,657,799	3,107,871	8,765,670
Total Derivative Liabilities subject to master netting agreements	$(226,394)	$(721,330)	$(3,174,003)	$—	$(4,121,727)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2026.
	Financial Derivative Assets			Financial Derivative Liabilities				Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)
Fund
Goldman Sachs International	$—	$104,456	$104,456	$—	$(19,626)	$(19,626)	$84,830	$—	$(84,830)	$—
J.P. Morgan Chase Bank, N.A.	—	—	—	—	(230,138)	(230,138)	(230,138)	—	—	(230,138)
UBS AG	865,676	—	865,676	(721,330)	—	(721,330)	144,346	—	—	144,346
Subtotal - Fund	865,676	104,456	970,132	(721,330)	(249,764)	(971,094)	(962)	—	(84,830)	(85,792)
Subsidiary
Barclays Bank PLC	—	—	—	—	(1,858,510)	(1,858,510)	(1,858,510)	—	1,858,510	—
Macquarie Bank Ltd.	—	—	—	—	(1,330,483)	(1,330,483)	(1,330,483)	—	1,330,483	—
Subtotal - Subsidiary	—	—	—	—	(3,188,993)	(3,188,993)	(3,188,993)	—	3,188,993	—
Total	$865,676	$104,456	$970,132	$(721,330)	$(3,438,757)	$(4,160,087)	$(3,189,955)	$—	$3,104,163	$(85,792)
(a)
The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.
Effect of Derivative Investments for the six months ended April 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$568,171	$-	$-	$568,171
Futures contracts	-	-	561,584	-	561,584
Swap agreements	(12,454,424)	-	4,133,952	(1,491,220)	(9,811,692)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(43,100)	-	-	(43,100)
Futures contracts	-	-	(3,221,860)	-	(3,221,860)
Swap agreements	768,736	-	(2,757,145)	(1,513,772)	(3,502,181)
Total	$(11,685,688)	$525,071	$(1,283,469)	$(3,004,992)	$(15,449,078)
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$46,041,600	$70,305,171	$588,662,795

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Invesco Multi-Strategy Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $24,223,262 and $52,422,885, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$45,377,840
Aggregate unrealized (depreciation) of investments	(15,147,631)
Net unrealized appreciation of investments	$30,230,209
Cost of investments for tax purposes is $175,009,891.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	125,426	$3,113,850	309,805	$7,588,845
Class C	16,894	360,575	43,189	914,589
Class R	16,825	395,779	38,809	901,686
Class Y	58,130	1,500,105	687,844	17,177,261
Class R6	21,320	552,473	37,729	971,936
Issued as reinvestment of dividends:
Class A	64,758	1,583,333	202,193	5,034,619
Class C	2,208	46,492	4,720	102,084
Class R	2,672	61,754	7,317	172,689
Class Y	3,841	96,795	15,283	391,081
Class R6	554	14,066	1,516	39,025
Automatic conversion of Class C shares to Class A shares:
Class A	21,046	528,897	50,866	1,258,871
Class C	(24,464)	(528,897)	(58,712)	(1,258,871)
20
Invesco Multi-Strategy Fund

Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(732,680)	$(18,164,829)	(1,624,724)	$(39,853,381)
Class C	(23,235)	(493,275)	(65,136)	(1,385,877)
Class R	(28,761)	(675,199)	(86,531)	(2,013,057)
Class Y	(119,043)	(3,044,363)	(903,630)	(22,587,608)
Class R6	(17,390)	(454,050)	(30,963)	(789,187)
Net increase (decrease) in share activity	(611,899)	$(15,106,494)	(1,370,425)	$(33,335,295)

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

21
Invesco Multi-Strategy Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
22
Invesco Multi-Strategy Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-FALT-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Investment Funds (Invesco Investment Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: July 6, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: July 6, 2026